UNITED STATES
 SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23346

Name of Fund: BlackRock Variable Series Funds II, Inc.
BlackRock High Yield V.I. Fund
BlackRock Total Return V.I. Fund

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock Variable Series Funds II, Inc., 50 Hudson Yards, New York, NY 10001

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 12/31/2023

Date of reporting period: 06/30/2023

Item 1 – Report to Stockholders
(a)

The Report to Shareholders is attached herewith.

(b)

Not Applicable
June 30, 2023
Not FDIC Insured - May Lose Value - No Bank Guarantee
2023 Semi-Annual Report
(Unaudited)
BlackRock Variable Series Funds, Inc.
BlackRock Variable Series Funds II, Inc.

Dear Shareholder,
Despite an uncertain economic landscape during the 12-month reporting period ended June 30, 2023, the resilience of the U.S. economy in the face of ever tighter financial conditions provided an encouraging backdrop for investors. Inflation remained elevated as labor costs grew rapidly and unemployment rates reached the lowest levels in decades. However, inflation moderated substantially as the period continued, while ongoing strength in consumer spending backstopped the economy.
Equity returns were strong, as continued job growth eased investors’ concerns about the economy’s durability.
The U.S. economy resumed growth in the third quarter of 2022 and continued to expand thereafter. Most major classes of equities advanced significantly, including large- and small-capitalization U.S. stocks and international equities from developed markets. Emerging market equities also gained, although at a substantially slower pace, pressured by high interest rates and falling commodities prices.
The 10-year U.S. Treasury yield rose during the reporting period, driving its price down, as investors reacted to elevated inflation and attempted to anticipate future interest rate changes. The corporate bond market also faced inflationary headwinds, although high-yield corporate bond prices fared significantly better than investment-
grade bonds as demand from yield-seeking investors remained strong.
The U.S. Federal Reserve (the “Fed”), acknowledging that inflation has been more persistent than expected, raised interest rates seven times. Furthermore, the Fed wound down its bond-buying programs and incrementally reduced its balance sheet by not replacing securities that reach maturity. However, the Fed declined to raise interest rates at its June 2023 meeting, which made it the first meeting without a rate increase since the tightening cycle began in early 2022.
Supply constraints have become an embedded feature of the new macroeconomic environment, making it difficult for developed economies to increase production without sparking higher inflation. Geopolitical fragmentation and an aging population exacerbate these constraints, keeping the labor market tight and wage growth high. Although the Fed has decelerated the pace of interest rate hikes and most recently opted for a pause, we believe that the new economic regime means that the Fed will need to maintain high rates for an extended period to keep inflation under control. Furthermore, ongoing structural changes may mean that the
Fed will be hesitant to cut interest rates in the event of faltering economic activity lest inflation accelerate again.
We believe investors should expect a period of higher volatility as markets adjust to the new economic reality and policymakers attempt to adapt.
While we favor an overweight to developed market equities in the long term, we prefer an underweight stance in the near term. Expectations for corporate earnings remain elevated, which seems inconsistent with macroeconomic constraints. Nevertheless, we are overweight on emerging market stocks in the near-term as growth trends for emerging markets appear brighter. We also believe that stocks with an A.I. tilt should benefit from an investment cycle that is set to support revenues and margins. We are neutral on credit overall amid tightening credit and financial conditions, however there are selective opportunities in the near term. For fixed income investing with a six- to twelve-month horizon, we see the most attractive investments in short-term
U.S. Treasuries, U.S. inflation-linked bonds, U.S. mortgage-backed securities, and emerging market bonds denominated in local currency.
Overall, our view is that investors need to think globally, position themselves to be prepared for a decarbonizing economy, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit
blackrock.com
for further insight about investing in today’s markets.
Sincerely,
Rob Kapito
President, BlackRock Advisors, LLC
The Markets in Review
Rob Kapito
President, BlackRock Advisors, LLC
Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You
cannot invest directly in an index.
Total Returns as of June 30, 2023
6-Month 12-Month
U.S. large cap equities (S&P
500
®
Index)
16.89% 19.59%
U.S. small cap equities
(Russell 2000
®
Index)
8.09 12.31
International equities (MSCI
Europe, Australasia, Far
East Index)
11.67 18.77
Emerging market equities
(MSCI Emerging Markets
Index)
4.89 1.75
3-month Treasury bills (ICE
BofA 3-Month U.S. Treasury
Bill Index)
2.25 3.60
U.S. Treasury securities
(ICE BofA 10-Year U.S.
Treasury Index)
1.70 (3.97)
U.S. investment grade
bonds (Bloomberg U.S.
Aggregate Bond Index)
2.09 (0.94)
Tax-exempt municipal bonds
(Bloomberg Municipal Bond
Index)
2.67 3.19
U.S. high yield bonds
(Bloomberg U.S. Corporate
High Yield 2% Issuer
Capped Index)
5.38 9.07
This Page is not Part of Your Fund Report

June 30, 2023
Not FDIC Insured - May Lose Value - No Bank Guarantee
2023 Semi-Annual Report
(Unaudited)
BlackRock Variable Series Funds II, Inc.
BlackRock High Yield V.I. Fund

Fund Summary
as of June 30, 2023
2023
BlackRock Semi-Annual Report to Shareholders
2
BlackRock High Yield V.I. Fund
Investment Objective
BlackRock High Yield V.I. Fund’s (the “Fund”) investment objective is to seek to maximize total return, consistent with income generation and prudent investment management.
Portfolio Management Commentary
How did the Fund perform?
During the six-month period ended June 30, 2023, the Fund outperformed its benchmark, the Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index.
What factors influenced performance?
High-yield corporate bonds experienced strong positive returns in the period, as credit sentiment was supported by continued declines in inflation and resilient economic data.
In sector terms, security selection within technology, media and entertainment and cable and satellite contributed positively to performance relative to the benchmark. From an asset allocation perspective, the Fund’s security selection within its core allocation to high yield corporate bonds and tactical allocation to bank loans proved beneficial.
By credit quality, the Fund’s overweight allocation to CCC-rated issuers and underweight to BB-rated issuers was additive.
On the downside, in sector terms an underweight allocation to retailers and security selection within both leisure and finance companies detracted from relative performance.
By credit quality, the Fund’s overweight allocation to C-rated issuers weighed on return.
Describe recent portfolio activity.
From an asset allocation perspective, the Fund increased its allocation to high yield corporate bonds, ending the reporting period with an approximately 83% weight to the asset class. The Fund reduced its allocation to bank loans and investment grade corporate bonds to approximately 8% and 7%, respectively. By credit quality, the Fund added to single B-rated issues and reduced holdings of CCC-rated securities.
Describe portfolio positioning at period end.
The Fund’s core allocation to high yield corporate bonds was at approximately 83% at period end. Within this allocation, the Fund’s largest sector overweights compared to the benchmark index were to technology, diversified manufacturing and aerospace/defense, while the largest underweights were to retailers, healthcare and cable and satellite. The Fund maintained an underweight to BB-rated issuers at 29% vs. 47% for the benchmark, while maintaining overweight allocations to B-rated issuers (48% vs.
40%) and CCC-rated issuers (13% vs 11%).
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.
Performance
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
Average Annual Total Returns
(a)
Standardized
30-Day Yields
(b)
Unsubsidized
30-Day Yields
(b)
6-Month Total
Returns
(a)
1 Year 5 Years 10 Years
Class I
(c)(d )
........................................ 7.64% 7.54% 5.59% 9.56% 3.65% 4.47%
Class III
(c) ( d )
....................................... 7.40 7.30 5.46 9.30 3.43 4.24
Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index
(e)
— — 5.38 9.07 3.34 4.43
(a)
For a portion of the period, the Fund’s investment adviser waived and/or reimbursed a portion of its fee. Without such waiver and/or reimbursement, the Fund’s performance would have been lower.
(b)
The standardized 30-day yield includes the effects of any waivers and/or reimbursements. The unsubsidized 30-day yield excludes the effects of any waivers and/or reimbursements.
(c)
Average annual total returns are based on changes in net asset value (“NAV”) for the periods shown, and assume reinvestment of all distributions at NAV on the ex-dividend/ payable date.
Insurance-related fees and expenses are not reflected in these returns.
(d)
The Fund invests primarily in non-investment grade bonds with maturities of ten years or less. On September 17, 2018, the Fund acquired all of the assets, subject to the liabilities, of BlackRock
High Yield V.I. Fund (the “Pre decessor Fund”), a series of BlackRock Variable Series Funds, Inc., through a tax-free reorganization (the “Reorganization ”). The Predecessor Fund is the
performance and accounting survivor of the Reorganization.
(e)
An unmanaged index comprised of issuers that meet the following criteria: at least $150 million par value outstanding; maximum credit rating of Ba1; at least one year to maturity; and no issuer represents more than 2% of the index.

Fund Summary
as of June 30, 2023 (continued)
3
Fund Summary
BlackRock High Yield V.I. Fund
Expense Example
See “Disclosure of Expenses” for further information on how expenses were calculated.
Portfolio Information
Actual H ypothetical 5% Re turn
Beginning
Account Value
(01/01/23)
Ending
Account Value
(06/30/23)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(01/01/23)
Ending
Account Value
(06/30/23)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
Class I .................................. $ 1,000.00 $ 1,055.90 $ 2.85 $ 1,000.00 $ 1,022.02 $ 2.81 0.56%
Class III .................................. 1,000.00 1,054.60 4.08 1,000.00 1,020.83 4.01 0.80
(a)
For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown).
CREDIT QUALITY ALLOCATION
Credit Rating
(a)
Percent of
Total Investments
(b)
AA/Aa ......................................... 0.1%
A ............................................. 1.1
BBB/Baa ....................................... 6.8
BB/Ba ......................................... 38.0
B ............................................ 44.1
CCC/ Caa ....................................... 9.1
NR ........................................... 0.8
(a)
For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/
Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower.
Investments designated NR are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
(b)
Excludes short-term securities.

Disclosure of Expenses
2023
BlackRock Semi-Annual Report to Shareholders
4
Shareholders of the Fund may incur the following charges: (a) transactional expenses; and (b) operating expenses, including investment advisory fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses, and other fund expenses. The expense example shown (which is based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) is intended to assist shareholders both in calculating expenses based on an investment in the
Fund and in comparing these expenses with similar costs of investing in other mutual funds.
The expense example provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any.
In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled “Expenses Paid During the Period.”
The expense example also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Fund and other funds, compare the 5%
hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.
The expenses shown in the expense example are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, such as sales charges, if any. Therefore, the hypothetical example is useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.
Derivative Financial Instruments
The Fund may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Fund must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The Fund’s successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Fund’s investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

Schedule of Investments
(unaudited)
June 30, 2023
BlackRock High Yield V.I. Fund
Schedule of Investments
5
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Capital Markets — 0.0%
Ardagh MP USA, Inc., (Acquired 08/02/21, cost
$552,653)
(a)(b)
................... 56,202 $ 211,320
Chemicals — 0.1%
Element Solutions, Inc. ............... 18,781 360,595
Energy Equipment & Services — 0.0%
Nine Energy Service, Inc.
(b)
............ 880 3,370
Financial Services — 0.0%
Block, Inc., Class A
(b)
................ 2,003 133,340
Ground Transportation — 0.0%
Uber Technologies, Inc.
(b)
............. 6,319 272,791
Hotels, Restaurants & Leisure — 0.1%
Carnival Corp.
(b)
.................... 25,522 480,579
IT Services — 0.0%
Twilio, Inc., Class A
(b)
................ 997 63,429
Metals & Mining — 0.1%
Constellium SE, Class A
(b)
............. 58,591 1,007,765
Pharmaceuticals — 0.0%
Catalent, Inc.
(b)
.................... 7,828 339,422
Software — 0.1%
Informatica, Inc., Class A
(b)
............ 21,967 406,390
Total Common Stocks — 0.4%
(Cost: $3,562,491) .............................. 3,279,001
Par (000)
Par (000)
Corporate Bonds
Aerospace & Defense — 4.2%
Bombardier, Inc.
(c)
7.50%, 03/15/25 ................. USD 22 22,038
7.13%, 06/15/26 ................. 3,059 3,038,391
7.88%, 04/15/27 ................. 1,925 1,920,044
6.00%, 02/15/28 ................. 1,539 1,454,515
7.50%, 02/01/29 ................. 897 886,545
7.45%, 05/01/34 ................. 301 343,140
BWX Technologies, Inc.
(c)
4.13%, 06/30/28 ................. 457 416,944
4.13%, 04/15/29 ................. 458 413,345
F-Brasile SpA, Series XR, 7.38%, 08/15/26
(c)
1,200 1,086,000
Howmet Aerospace, Inc., 5.13%, 10/01/24 . 10 9,888
Huntington Ingalls Industries, Inc., 4.20%,
05/01/30 ..................... 101 93,583
Rolls-Royce plc, 5.75%, 10/15/27
(c)
...... 2,000 1,955,508
Spirit AeroSystems, Inc.
(c)
7.50%, 04/15/25 ................. 72 71,144
9.38%, 11/30/29 ................. 1,610 1,723,626
TransDigm, Inc.
6.25%, 03/15/26
(c)
................ 10,189 10,139,203
6.38%, 06/15/26 ................. 70 69,091
7.50%, 03/15/27 ................. 615 615,873
6.75%, 08/15/28
(c)
................ 6,354 6,378,082
Triumph Group, Inc., 9.00%, 03/15/28
(c)
... 2,163 2,208,507
32,845,467
Automobile Components — 1.8%
Clarios Global LP
6.75%, 05/15/25
(c)
................ 1,117 1,117,683
4.38%, 05/15/26
(d)
................ EUR 560 581,494
Security
Par (000)
Par (000) Value
Automobile Components (continued)
6.25%, 05/15/26
(c)
................ USD 1,409 $ 1,399,926
8.50%, 05/15/27
(c)
................ 5,871 5,880,605
6.75%, 05/15/28
(c)
................ 2,311 2,302,917
Dealer Tire LLC, 8.00%, 02/01/28
(c)
...... 304 276,933
Goodyear Tire & Rubber Co. (The)
9.50%, 05/31/25 ................. 152 155,431
5.00%, 07/15/29 ................. 176 158,706
5.63%, 04/30/33 ................. 248 215,901
Icahn Enterprises LP
6.25%, 05/15/26 ................. 138 125,596
5.25%, 05/15/27 ................. 1,468 1,266,003
4.38%, 02/01/29 ................. 1,033 811,628
14,292,823
Automobiles — 0.2%
Ford Motor Co.
4.35%, 12/08/26 ................. 82 79,250
3.25%, 02/12/32 ................. 1,362 1,071,464
6.10%, 08/19/32 ................. 388 376,033
1,526,747
Banks — 0.6%
Banco Espirito Santo SA
(b)(d)(e)(f)
2.63%, 05/08/17 ................. EUR 100 25,098
4.75%, 01/15/18 ................. 100 25,098
4.00%, 01/21/23 ................. 100 25,097
Bank of America Corp., (1-day SOFR + 1.99%),
6.20%, 11/10/28
(f)
............... USD 633 650,628
Barclays plc
5.20%, 05/12/26 ................. 200 192,950
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.41%),
4.38%
(f)(g)
.................... 940 638,636
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 5.43%),
8.00%
(f)(g)
.................... 390 348,426
Citigroup, Inc., (1-day SOFR + 2.66%), 6.17%,
05/25/34
(f)
.................... 950 958,277
Credit Agricole SA, (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
3.24%), 4.75%
(c)(f)(g)
.............. 460 365,700
HSBC Holdings plc
(f)
(5-Year USD Swap Rate + 3.75%), 6.00%
(g)
465 415,594
(1-day SOFR + 3.35%), 7.39%, 11/03/28 350 369,384
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.65%),
4.60%
(g)
..................... 200 152,250
Intesa Sanpaolo SpA
(c)(f)
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.60%), 4.20%,
06/01/32 .................... 320 238,492
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.75%), 4.95%,
06/01/42 .................... 235 154,766
Lloyds Banking Group plc, (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
3.91%), 8.00%
(f)(g)
............... 505 461,393
5,021,789
Broadline Retail — 0.3%
(c)
ANGI Group LLC, 3.88%, 08/15/28 ...... 282 230,255
Go Daddy Operating Co. LLC
5.25%, 12/01/27 ................. 82 77,900
3.50%, 03/01/29 ................. 419 359,017
Match Group Holdings II LLC
4.63%, 06/01/28 ................. 662 608,113
5.63%, 02/15/29 ................. 164 153,768

2023
BlackRock Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock High Yield V.I. Fund
6
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Broadline Retail (continued)
4.13%, 08/01/30 ................. USD 368 $ 315,192
3.63%, 10/01/31 ................. 405 332,886
NMG Holding Co., Inc., 7.13%, 04/01/26 ... 227 211,289
2,288,420
Building Products — 1.1%
Advanced Drainage Systems, Inc.
(c)
5.00%, 09/30/27 ................. 1,024 969,129
6.38%, 06/15/30 ................. 1,131 1,118,864
Camelot Return Merger Sub, Inc., 8.75%,
08/01/28
(c)
.................... 430 406,348
James Hardie International Finance DAC,
5.00%, 01/15/28
(c)
............... 200 187,382
JELD-WEN, Inc.
(c)
6.25%, 05/15/25 ................. 245 247,144
4.63%, 12/15/25 ................. 375 363,281
Masonite International Corp.
(c)
5.38%, 02/01/28 ................. 74 70,538
3.50%, 02/15/30 ................. 454 381,357
New Enterprise Stone & Lime Co., Inc.
(c)
5.25%, 07/15/28 ................. 181 164,716
9.75%, 07/15/28 ................. 215 207,406
Smyrna Ready Mix Concrete LLC, 6.00%,
11/01/28
(c)
.................... 2,602 2,453,800
Standard Industries, Inc.
2.25%, 11/21/26
(d)
................ EUR 200 193,464
5.00%, 02/15/27
(c)
................ USD 294 280,197
4.75%, 01/15/28
(c)
................ 108 100,573
4.38%, 07/15/30
(c)
................ 1,077 932,786
3.38%, 01/15/31
(c)
................ 375 301,891
Summit Materials LLC, 5.25%, 01/15/29
(c)
.. 34 32,122
8,410,998
Capital Markets — 0.7%
AG TTMT Escrow Issuer LLC, 8.63%,
09/30/27
(c)
.................... 311 318,764
Blackstone Holdings Finance Co. LLC, 6.20%,
04/22/33
(c)
.................... 677 691,483
Blackstone Private Credit Fund
7.05%, 09/29/25 ................. 167 166,567
3.25%, 03/15/27 ................. 155 133,939
Compass Group Diversified Holdings LLC,
5.25%, 04/15/29
(c)
............... 403 353,237
Drawbridge Special Opportunities Fund LP,
3.88%, 02/15/26
(c)
............... 250 223,246
Macquarie Bank Ltd., 6.80%, 01/18/33
(c)
... 233 233,789
Morgan Stanley, (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
2.43%), 5.95%, 01/19/38
(f)
.......... 195 192,473
MSCI, Inc.
(c)
3.63%, 09/01/30 ................. 56 48,294
3.88%, 02/15/31 ................. 125 108,315
3.25%, 08/15/33 ................. 468 376,908
Northern Trust Corp., 6.13%, 11/02/32 .... 485 502,820
Owl Rock Capital Corp.
3.75%, 07/22/25 ................. 380 352,123
3.40%, 07/15/26 ................. 131 116,035
OWL Rock Core Income Corp.
5.50%, 03/21/25 ................. 386 371,439
3.13%, 09/23/26 ................. 90 77,553
7.75%, 09/16/27
(c)
................ 644 640,741
UBS Group AG, (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
3.31%), 4.38%
(c)(f)(g)
.............. 320 225,421
5,133,147
Security
Par (000)
Par (000) Value
Chemicals — 2.3%
Ashland, Inc., 3.38%, 09/01/31
(c)
........ USD 335 $ 267,578
Avient Corp., 7.13%, 08/01/30
(c)
........ 440 445,027
Axalta Coating Systems Dutch Holding B BV,
3.75%, 01/15/25
(d)
............... EUR 200 213,884
Axalta Coating Systems LLC
(c)
4.75%, 06/15/27 ................. USD 1,156 1,089,585
3.38%, 02/15/29 ................. 687 584,809
Chemours Co. (The)
(c)
5.75%, 11/15/28 ................. 291 267,397
4.63%, 11/15/29 ................. 202 170,713
Element Solutions, Inc., 3.88%, 09/01/28
(c)
. 4,903 4,277,260
Gates Global LLC, 6.25%, 01/15/26
(c)
..... 776 763,587
HB Fuller Co., 4.25%, 10/15/28 ........ 185 164,657
Herens Holdco SARL, 4.75%, 05/15/28
(c)
.. 1,719 1,332,225
Illuminate Buyer LLC, 9.00%, 07/01/28
(c)
... 779 678,789
Ingevity Corp., 3.88%, 11/01/28
(c)
....... 132 112,697
Kobe U.S. Midco 2, Inc., 9.25%, 11/01/26
(c)(f)
588 388,080
LSF11 A5 HoldCo LLC, 6.63%, 10/15/29
(c)
.. 296 247,219
Minerals Technologies, Inc., 5.00%, 07/01/28
(c)
388 353,080
NOVA Chemicals Corp., 4.88%, 06/01/24
(c)
. 81 79,135
Olympus Water US Holding Corp., 9.75%,
11/15/28
(c)
.................... 1,440 1,404,432
SCIL IV LLC, 5.38%, 11/01/26
(c)
........ 537 489,551
Scotts Miracle-Gro Co. (The)
4.00%, 04/01/31 ................. 325 254,149
4.38%, 02/01/32 ................. 55 43,306
SK Invictus Intermediate II SARL, 5.00%,
10/30/29
(c)
.................... 1,033 820,853
WR Grace Holdings LLC
(c)
4.88%, 06/15/27 ................. 419 388,594
5.63%, 08/15/29 ................. 3,397 2,783,162
7.38%, 03/01/31 ................. 768 752,626
18,372,395
Commercial Services & Supplies — 3.3%
ADT Security Corp. (The)
(c)
4.13%, 08/01/29 ................. 58 50,098
4.88%, 07/15/32 ................. 151 129,105
Allied Universal Holdco LLC
(c)
6.63%, 07/15/26 ................. 2,415 2,291,698
9.75%, 07/15/27 ................. 617 545,399
4.63%, 06/01/28 ................. 4,499 3,800,976
6.00%, 06/01/29 ................. 3,841 2,834,295
APi Group DE, Inc.
(c)
4.13%, 07/15/29 ................. 453 390,710
4.75%, 10/15/29 ................. 225 202,635
APX Group, Inc.
(c)
6.75%, 02/15/27 ................. 455 445,891
5.75%, 07/15/29 ................. 954 827,979
Aramark Services, Inc.
(c)
5.00%, 04/01/25 ................. 300 295,605
6.38%, 05/01/25 ................. 74 73,932
5.00%, 02/01/28 ................. 1,844 1,738,044
Brink's Co. (The), 5.50%, 07/15/25
(c)
..... 114 112,645
Clean Harbors, Inc.
(c)
4.88%, 07/15/27 ................. 233 223,104
5.13%, 07/15/29 ................. 108 102,179
6.38%, 02/01/31 ................. 228 229,427
Covanta Holding Corp.
4.88%, 12/01/29
(c)
................ 365 315,725
5.00%, 09/01/30 ................. 200 169,625
Garda World Security Corp.
(c)
4.63%, 02/15/27 ................. 617 564,555
9.50%, 11/01/27 ................. 148 142,982
7.75%, 02/15/28 ................. 1,507 1,495,880

Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock High Yield V.I. Fund
Schedule of Investments
7
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Services & Supplies (continued)
GFL Environmental, Inc.
(c)
4.25%, 06/01/25 ................. USD 176 $ 169,841
3.75%, 08/01/25 ................. 462 439,533
5.13%, 12/15/26 ................. 843 813,316
4.00%, 08/01/28 ................. 689 616,001
3.50%, 09/01/28 ................. 356 316,835
4.75%, 06/15/29 ................. 465 424,829
4.38%, 08/15/29 ................. 849 755,905
Legends Hospitality Holding Co. LLC, 5.00%,
02/01/26
(c)
.................... 170 153,000
Madison IAQ LLC, 5.88%, 06/30/29
(c)
..... 721 583,944
Neptune Bidco US, Inc., 9.29%, 04/15/29
(c)
. 625 573,758
Prime Security Services Borrower LLC
(c)
5.75%, 04/15/26 ................. 319 313,139
6.25%, 01/15/28 ................. 1,721 1,612,236
Stericycle, Inc., 3.88%, 01/15/29
(c)
....... 229 203,329
Waste Pro USA, Inc., 5.50%, 02/15/26
(c)
... 2,599 2,409,267
26,367,422
Communications Equipment — 0.7%
(c)
CommScope Technologies LLC, 6.00%,
06/15/25 ..................... 2,110 1,966,666
CommScope, Inc.
6.00%, 03/01/26 ................. 253 235,789
8.25%, 03/01/27 ................. 216 172,796
7.13%, 07/01/28 ................. 241 171,110
4.75%, 09/01/29 ................. 1,404 1,106,915
Viasat, Inc.
5.63%, 09/15/25 ................. 897 869,184
5.63%, 04/15/27 ................. 147 137,248
Viavi Solutions, Inc., 3.75%, 10/01/29 .... 673 571,851
5,231,559
Construction & Engineering — 0.1%
(c)
Arcosa, Inc., 4.38%, 04/15/29 ......... 676 605,698
Dycom Industries, Inc., 4.50%, 04/15/29 ... 279 253,388
MasTec, Inc., 4.50%, 08/15/28 ......... 269 248,185
1,107,271
Consumer Finance — 1.7%
Capital One Financial Corp.
(f)
(1-day SOFR + 2.64%), 6.31%, 06/08/29 320 317,845
(1-day SOFR + 2.86%), 6.38%, 06/08/34 230 228,352
Discover Financial Services, 6.70%, 11/29/32 175 180,291
Ford Motor Credit Co. LLC
3.81%, 01/09/24 ................. 200 197,150
4.69%, 06/09/25 ................. 200 192,653
5.13%, 06/16/25 ................. 548 532,946
4.13%, 08/04/25 ................. 350 331,941
3.38%, 11/13/25 ................. 200 185,975
4.39%, 01/08/26 ................. 475 449,541
2.70%, 08/10/26 ................. 607 541,914
4.95%, 05/28/27 ................. 559 527,297
6.80%, 05/12/28 ................. 1,204 1,205,104
5.11%, 05/03/29 ................. 297 275,441
7.35%, 03/06/30 ................. 1,400 1,429,739
7.20%, 06/10/30 ................. 1,601 1,615,745
3.63%, 06/17/31 ................. 345 282,771
Global Aircraft Leasing Co. Ltd.
(c)(h)
6.50%, (6.50% Cash or 7.25% PIK),
09/15/24 .................... 283 258,822
Series 2021, 6.50%, (6.50% Cash or 7.25%
PIK), 09/15/24
(f)
................ 403 368,978
Macquarie Airfinance Holdings Ltd., 8.38%,
05/01/28
(c)
.................... 228 231,178
Navient Corp.
6.13%, 03/25/24 ................. 150 148,827
Security
Par (000)
Par (000) Value
Consumer Finance (continued)
5.88%, 10/25/24 ................. USD 49 $ 48,155
5.50%, 03/15/29 ................. 249 212,290
9.38%, 07/25/30 ................. 351 349,122
OneMain Finance Corp.
6.88%, 03/15/25 ................. 386 382,191
7.13%, 03/15/26 ................. 1,238 1,216,325
3.50%, 01/15/27 ................. 646 554,229
6.63%, 01/15/28 ................. 155 146,207
5.38%, 11/15/29 ................. 157 133,473
4.00%, 09/15/30 ................. 796 612,920
SLM Corp., 3.13%, 11/02/26 .......... 393 339,945
13,497,367
Consumer Staples Distribution & Retail — 0.6%
(c)
Albertsons Cos., Inc.
3.25%, 03/15/26 ................. 833 769,333
4.63%, 01/15/27 ................. 471 446,275
5.88%, 02/15/28 ................. 345 335,250
6.50%, 02/15/28 ................. 320 320,531
3.50%, 03/15/29 ................. 167 144,562
4.88%, 02/15/30 ................. 1,490 1,375,598
Performance Food Group, Inc., 4.25%,
08/01/29 ..................... 558 496,793
United Natural Foods, Inc., 6.75%, 10/15/28 155 128,476
US Foods, Inc.
6.25%, 04/15/25 ................. 231 230,904
4.75%, 02/15/29 ................. 780 714,129
4.63%, 06/01/30 ................. 84 75,284
5,037,135
Containers & Packaging — 3.4%
ARD Finance SA, 6.50%, 06/30/27
(c)
..... 2,617 2,119,810
Ardagh Metal Packaging Finance USA LLC
6.00%, 06/15/27
(c)
................ 1,161 1,140,525
3.25%, 09/01/28
(c)
................ 200 171,794
3.00%, 09/01/29
(d)
................ EUR 200 162,061
4.00%, 09/01/29
(c)
................ USD 3,971 3,145,007
Ardagh Packaging Finance plc
5.25%, 04/30/25
(c)
................ 200 195,619
2.13%, 08/15/26
(d)
................ EUR 366 354,488
4.13%, 08/15/26
(c)
................ USD 600 558,862
5.25%, 08/15/27
(c)
................ 395 334,597
Ball Corp.
6.00%, 06/15/29 ................. 446 442,655
3.13%, 09/15/31 ................. 392 322,447
Canpack SA, 3.13%, 11/01/25
(c)
........ 211 192,538
Clydesdale Acquisition Holdings, Inc.
(c)
6.63%, 04/15/29 ................. 2,085 1,988,462
8.75%, 04/15/30 ................. 1,738 1,534,174
Crown Americas LLC, 4.25%, 09/30/26 ... 275 260,422
Crown Cork & Seal Co., Inc., 7.38%, 12/15/26 78 80,634
Graphic Packaging International LLC
4.75%, 07/15/27
(c)
................ 128 121,698
3.50%, 03/15/28
(c)
................ 8 7,154
2.63%, 02/01/29
(d)
................ EUR 200 191,228
LABL, Inc.
(c)
5.88%, 11/01/28 ................. USD 489 444,736
9.50%, 11/01/28 ................. 1,164 1,184,237
Mauser Packaging Solutions Holding Co.
(c)
7.88%, 08/15/26 ................. 6,737 6,693,266
9.25%, 04/15/27 ................. 388 358,125
OI European Group BV, 6.25%, 05/15/28
(c)
. EUR 270 300,822
Owens-Brockway Glass Container, Inc.
(c)
6.63%, 05/13/27 ................. USD 91 90,106
7.25%, 05/15/31 ................. 544 550,800

2023
BlackRock Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock High Yield V.I. Fund
8
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Containers & Packaging (continued)
Sealed Air Corp.
(c)
5.13%, 12/01/24 ................. USD 20 $ 19,764
4.00%, 12/01/27 ................. 143 130,523
6.13%, 02/01/28 ................. 311 308,707
Trident TPI Holdings, Inc., 12.75%, 12/31/28
(c)
246 255,102
Trivium Packaging Finance BV
(c)(i)
5.50%, 08/15/26 ................. 1,359 1,304,850
8.50%, 08/15/27 ................. 2,127 2,047,486
27,012,699
Distributors — 0.1%
(c)
American Builders & Contractors Supply Co.,
Inc., 3.88%, 11/15/29 ............. 72 61,464
BCPE Empire Holdings, Inc., 7.63%, 05/01/27 702 652,863
Resideo Funding, Inc., 4.00%, 09/01/29 ... 124 102,871
Ritchie Bros Holdings, Inc., 6.75%, 03/15/28 158 159,251
976,449
Diversified Consumer Services — 0.5%
Graham Holdings Co., 5.75%, 06/01/26
(c)
.. 105 102,900
Metis Merger Sub LLC, 6.50%, 05/15/29
(c)
.. 244 210,475
Service Corp. International
5.13%, 06/01/29 ................. 302 284,550
3.38%, 08/15/30 ................. 279 233,328
4.00%, 05/15/31 ................. 990 847,470
Sotheby's
(c)
7.38%, 10/15/27 ................. 1,591 1,430,933
5.88%, 06/01/29 ................. 1,375 1,069,063
4,178,719
Diversified REITs — 0.7%
Global Net Lease, Inc., 3.75%, 12/15/27
(c)
.. 198 145,253
GLP Capital LP, 3.25%, 01/15/32 ....... 661 533,700
HAT Holdings I LLC, 3.38%, 06/15/26
(c)
... 384 344,157
Iron Mountain Information Management
Services, Inc., 5.00%, 07/15/32
(c)
...... 510 440,245
RHP Hotel Properties LP, 7.25%, 07/15/28
(c)
763 770,806
VICI Properties LP
5.63%, 05/01/24
(c)
................ 111 110,316
3.50%, 02/15/25
(c)
................ 222 212,122
4.25%, 12/01/26
(c)
................ 216 202,064
4.50%, 01/15/28
(c)
................ 213 195,703
3.88%, 02/15/29
(c)
................ 103 90,389
4.63%, 12/01/29
(c)
................ 952 864,292
4.95%, 02/15/30 ................. 451 423,074
4.13%, 08/15/30
(c)
................ 562 494,802
5.63%, 05/15/52 ................. 784 698,387
5,525,310
Diversified Telecommunication Services — 4.7%
Altice France Holding SA, 10.50%, 05/15/27
(c)
336 203,458
Altice France SA
(c)
8.13%, 02/01/27 ................. 2,411 2,087,737
5.50%, 01/15/28 ................. 503 379,819
5.13%, 07/15/29 ................. 1,595 1,132,248
5.50%, 10/15/29 ................. 242 173,064
CCO Holdings LLC
(c)
5.00%, 02/01/28 ................. 390 355,325
5.38%, 06/01/29 ................. 162 146,464
6.38%, 09/01/29 ................. 1,584 1,492,379
4.75%, 03/01/30 ................. 1,361 1,163,769
4.50%, 08/15/30 ................. 334 278,119
4.25%, 02/01/31 ................. 908 734,544
7.38%, 03/01/31 ................. 4,259 4,150,102
4.75%, 02/01/32 ................. 866 706,206
4.25%, 01/15/34 ................. 1,405 1,061,854
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services (continued)
Frontier Communications Holdings LLC
(c)
5.88%, 10/15/27 ................. USD 635 $ 582,778
5.00%, 05/01/28 ................. 1,499 1,293,353
8.75%, 05/15/30 ................. 2,866 2,801,153
Iliad Holding SASU
(c)
6.50%, 10/15/26 ................. 3,652 3,446,841
7.00%, 10/15/28 ................. 1,215 1,119,798
Level 3 Financing, Inc.
(c)
3.40%, 03/01/27 ................. 2,194 1,861,609
10.50%, 05/15/30 ................ 1,748 1,773,578
Lumen Technologies, Inc., 4.00%, 02/15/27
(c)
2,248 1,675,232
Sable International Finance Ltd., 5.75%,
09/07/27
(c)
.................... 200 183,856
Telecom Italia Capital SA
6.38%, 11/15/33 ................. 368 312,178
6.00%, 09/30/34 ................. 720 580,647
7.20%, 07/18/36 ................. 159 136,667
7.72%, 06/04/38 ................. 505 446,525
Uniti Group LP, 10.50%, 02/15/28
(c)
...... 1,009 1,000,992
Zayo Group Holdings, Inc.
(c)
4.00%, 03/01/27 ................. 5,375 3,796,116
6.13%, 03/01/28 ................. 2,574 1,608,412
36,684,823
Electric Utilities — 0.5%
FirstEnergy Transmission LLC
(c)
5.45%, 07/15/44 ................. 683 631,572
4.55%, 04/01/49 ................. 463 386,246
NextEra Energy Operating Partners LP, 4.25%,
09/15/24
(c)
.................... 13 12,415
NRG Energy, Inc.
5.75%, 01/15/28 ................. 137 129,828
5.25%, 06/15/29
(c)
................ 11 9,837
3.88%, 02/15/32
(c)
................ 38 29,278
7.00%, 03/15/33
(c)
................ 375 378,107
Pacific Gas & Electric Co.
6.10%, 01/15/29 ................. 565 555,911
6.40%, 06/15/33 ................. 825 820,484
6.75%, 01/15/53 ................. 400 394,758
Palomino Funding Trust I, 7.23%, 05/17/28
(c)
323 323,159
Pattern Energy Operations LP, 4.50%,
08/15/28
(c)
.................... 465 424,699
4,096,294
Electrical Equipment — 0.6%
(c)
Regal Rexnord Corp.
6.05%, 02/15/26 ................. 180 180,229
6.05%, 04/15/28 ................. 1,590 1,578,405
6.30%, 02/15/30 ................. 410 408,786
6.40%, 04/15/33 ................. 430 429,638
Sensata Technologies BV
5.63%, 11/01/24 ................. 187 185,589
4.00%, 04/15/29 ................. 29 25,818
5.88%, 09/01/30 ................. 315 306,270
Vertiv Group Corp., 4.13%, 11/15/28 ..... 1,918 1,728,067
4,842,802
Electronic Equipment, Instruments & Components — 0.5%
CDW LLC, 3.25%, 02/15/29 .......... 565 484,111
Coherent Corp., 5.00%, 12/15/29
(c)
...... 1,710 1,543,463
Sensata Technologies, Inc.
(c)
4.38%, 02/15/30 ................. 2,045 1,828,736
3.75%, 02/15/31 ................. 243 207,884
4,064,194

Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock High Yield V.I. Fund
Schedule of Investments
9
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Energy Equipment & Services — 3.4%
Archrock Partners LP
(c)
6.88%, 04/01/27 ................. USD 579 $ 555,840
6.25%, 04/01/28 ................. 2,624 2,463,569
Enerflex Ltd., 9.00%, 10/15/27
(c)
........ 540 525,404
Nabors Industries Ltd.
(c)
7.25%, 01/15/26 ................. 384 358,472
7.50%, 01/15/28 ................. 644 563,538
Nabors Industries, Inc.
5.75%, 02/01/25 ................. 1,843 1,783,508
7.38%, 05/15/27
(c)
................ 1,810 1,722,269
Nine Energy Service, Inc., 13.00%, 02/01/28 176 154,568
Noble Finance II LLC, 8.00%, 04/15/30
(c)
... 733 745,227
Precision Drilling Corp., 6.88%, 01/15/29
(c)
. 25 22,588
Tervita Corp., 11.00%, 12/01/25
(c)
....... 125 132,607
Transocean Titan Financing Ltd., 8.38%,
02/01/28
(c)
.................... 368 375,820
Transocean, Inc.
(c)
7.50%, 01/15/26 ................. 892 847,400
11.50%, 01/30/27 ................ 313 324,346
8.75%, 02/15/30 ................. 2,530 2,567,950
USA Compression Partners LP
6.88%, 04/01/26 ................. 2,337 2,289,312
6.88%, 09/01/27 ................. 824 786,833
Valaris Ltd., 8.38%, 04/30/30
(c)
......... 1,128 1,131,790
Venture Global LNG, Inc.
(c)
8.13%, 06/01/28 ................. 3,043 3,090,576
8.38%, 06/01/31 ................. 4,659 4,697,052
Weatherford International Ltd.
(c)
6.50%, 09/15/28 ................. 354 355,522
8.63%, 04/30/30 ................. 1,322 1,342,150
26,836,341
Entertainment — 0.7%
(c)
Lions Gate Capital Holdings LLC, 5.50%,
04/15/29 ..................... 638 462,039
Live Nation Entertainment, Inc.
4.88%, 11/01/24 ................. 59 58,084
5.63%, 03/15/26 ................. 35 34,188
6.50%, 05/15/27 ................. 2,883 2,898,346
4.75%, 10/15/27 ................. 1,213 1,131,123
3.75%, 01/15/28 ................. 728 649,740
5,233,520
Financial Services — 2.0%
Block, Inc.
2.75%, 06/01/26 ................. 1,983 1,805,507
3.50%, 06/01/31 ................. 2,664 2,206,384
Enact Holdings, Inc., 6.50%, 08/15/25
(c)
... 781 767,197
GGAM Finance Ltd.
(c)
7.75%, 05/15/26 ................. 103 103,386
8.00%, 06/15/28 ................. 103 103,053
Global Payments, Inc.
3.20%, 08/15/29 ................. 227 197,305
5.40%, 08/15/32 ................. 1,125 1,096,241
5.95%, 08/15/52 ................. 577 552,102
Home Point Capital, Inc., 5.00%, 02/01/26
(c)
. 2,051 1,838,894
Jefferies Finance LLC, 5.00%, 08/15/28
(c)
.. 665 545,176
MGIC Investment Corp., 5.25%, 08/15/28 .. 241 227,326
Nationstar Mortgage Holdings, Inc.
(c)
6.00%, 01/15/27 ................. 231 214,896
5.75%, 11/15/31 ................. 256 210,290
Rocket Mortgage LLC, 2.88%, 10/15/26
(c)
.. 1,987 1,758,495
Sabre GLBL, Inc.
(c)
9.25%, 04/15/25 ................. 39 36,371
7.38%, 09/01/25 ................. 691 613,339
Shift4 Payments LLC, 4.63%, 11/01/26
(c)
... 1,216 1,140,328
Security
Par (000)
Par (000) Value
Financial Services (continued)
Verscend Escrow Corp., 9.75%, 08/15/26
(c)
. USD 2,252 $ 2,258,963
15,675,253
Food Products — 1.1%
Chobani LLC
(c)
7.50%, 04/15/25 ................. 2,759 2,745,236
4.63%, 11/15/28 ................. 1,988 1,809,080
Darling Global Finance BV, 3.63%, 05/15/26
(d)
EUR 290 308,537
Darling Ingredients, Inc.
(c)
5.25%, 04/15/27 ................. USD 395 383,460
6.00%, 06/15/30 ................. 1,104 1,078,226
Lamb Weston Holdings, Inc.
(c)
4.88%, 05/15/28 ................. 76 72,788
4.13%, 01/31/30 ................. 991 885,671
4.38%, 01/31/32 ................. 812 725,340
Post Holdings, Inc.
(c)
5.75%, 03/01/27 ................. 2 1,952
5.50%, 12/15/29 ................. 51 47,061
4.63%, 04/15/30 ................. 335 293,580
4.50%, 09/15/31 ................. 135 115,295
Simmons Foods, Inc., 4.63%, 03/01/29
(c)
... 203 162,647
8,628,873
Gas Utilities — 0.2%
(c)
AmeriGas Partners LP, 9.38%, 06/01/28 ... 630 639,841
Howard Midstream Energy Partners LLC,
8.88%, 07/15/28 ................ 629 632,145
Suburban Propane Partners LP, 5.00%,
06/01/31 ..................... 183 153,198
1,425,184
Ground Transportation — 1.2%
Albion Financing 1 SARL, 6.13%, 10/15/26
(c)
389 365,660
Hertz Corp. (The)
(c)
4.63%, 12/01/26 ................. 287 259,018
5.00%, 12/01/29 ................. 199 164,500
NESCO Holdings II, Inc., 5.50%, 04/15/29
(c)
. 441 394,695
Uber Technologies, Inc.
7.50%, 05/15/25
(c)
................ 492 497,884
0.00%, 12/15/25
(j)(k)
............... 621 566,368
8.00%, 11/01/26
(c)
................ 500 509,556
7.50%, 09/15/27
(c)
................ 1,934 1,978,198
6.25%, 01/15/28
(c)
................ 1,317 1,310,494
4.50%, 08/15/29
(c)
................ 2,542 2,339,652
Williams Scotsman International, Inc.
(c)
6.13%, 06/15/25 ................. 421 417,877
4.63%, 08/15/28 ................. 513 468,917
XPO Escrow Sub LLC, 7.50%, 11/15/27
(c)
.. 176 179,842
XPO, Inc., 6.25%, 06/01/28
(c)
.......... 332 326,432
9,779,093
Health Care Equipment & Supplies — 0.8%
Avantor Funding, Inc.
2.63%, 11/01/25
(d)
................ EUR 200 209,087
3.88%, 07/15/28
(d)
................ 100 99,779
4.63%, 07/15/28
(c)
................ USD 1,275 1,181,827
3.88%, 11/01/29
(c)
................ 431 377,353
Embecta Corp., 6.75%, 02/15/30
(c)
...... 174 155,932
Garden Spinco Corp., 8.63%, 07/20/30
(c)
... 414 444,947
Medline Borrower LP
(c)
3.88%, 04/01/29 ................. 1,034 898,611
5.25%, 10/01/29 ................. 3,562 3,090,744
Teleflex, Inc.
4.63%, 11/15/27 ................. 45 42,413
4.25%, 06/01/28
(c)
................ 222 202,851
6,703,544

2023
BlackRock Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock High Yield V.I. Fund
10
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Health Care Providers & Services — 2.6%
Acadia Healthcare Co., Inc.
(c)
5.50%, 07/01/28 ................. USD 189 $ 180,750
5.00%, 04/15/29 ................. 144 132,783
AdaptHealth LLC
(c)
6.13%, 08/01/28 ................. 205 177,576
5.13%, 03/01/30 ................. 55 44,550
AHP Health Partners, Inc., 5.75%, 07/15/29
(c)
680 586,317
Cano Health LLC, 6.25%, 10/01/28
(c)
..... 174 108,750
Centene Corp.
2.45%, 07/15/28 ................. 522 446,182
3.00%, 10/15/30 ................. 946 788,299
2.50%, 03/01/31 ................. 1,006 802,255
2.63%, 08/01/31 ................. 2 1,594
Community Health Systems, Inc.
(c)
5.63%, 03/15/27 ................. 1,026 904,150
6.00%, 01/15/29 ................. 783 658,699
5.25%, 05/15/30 ................. 2,227 1,754,269
4.75%, 02/15/31 ................. 636 480,678
Encompass Health Corp.
4.50%, 02/01/28 ................. 40 37,214
4.75%, 02/01/30 ................. 1,594 1,451,340
4.63%, 04/01/31 ................. 502 445,003
HealthEquity, Inc., 4.50%, 10/01/29
(c)
..... 2,144 1,889,575
Legacy LifePoint Health LLC
(c)
6.75%, 04/15/25 ................. 503 467,196
4.38%, 02/15/27 ................. 252 194,989
ModivCare, Inc., 5.88%, 11/15/25
(c)
...... 463 428,803
Molina Healthcare, Inc.
(c)
4.38%, 06/15/28 ................. 332 306,055
3.88%, 11/15/30 ................. 372 319,607
3.88%, 05/15/32 ................. 258 216,294
Option Care Health, Inc., 4.38%, 10/31/29
(c)
. 533 469,124
Surgery Center Holdings, Inc.
(c)
6.75%, 07/01/25 ................. 564 561,991
10.00%, 04/15/27 ................ 571 583,847
Tenet Healthcare Corp.
4.88%, 01/01/26 ................. 816 794,775
6.25%, 02/01/27 ................. 388 384,030
5.13%, 11/01/27 ................. 653 623,404
4.63%, 06/15/28 ................. 96 89,663
6.13%, 10/01/28 ................. 714 687,368
6.13%, 06/15/30 ................. 375 369,637
6.75%, 05/15/31
(c)
................ 3,175 3,182,734
20,569,501
Health Care REITs — 0.3%
MPT Operating Partnership LP
2.55%, 12/05/23 ................. GBP 213 259,994
4.63%, 08/01/29 ................. USD 1,844 1,393,990
3.50%, 03/15/31 ................. 1,498 1,032,149
2,686,133
Health Care Technology — 0.2%
IQVIA, Inc.
1.75%, 03/15/26
(d)
................ EUR 190 191,519
5.00%, 10/15/26
(c)
................ USD 298 287,741
5.00%, 05/15/27
(c)
................ 226 217,381
6.50%, 05/15/30
(c)
................ 486 490,799
1,187,440
Hotel & Resort REITs — 0.3%
RHP Hotel Properties LP
4.75%, 10/15/27 ................. 598 556,738
4.50%, 02/15/29
(c)
................ 1,040 920,400
RLJ Lodging Trust LP
(c)
3.75%, 07/01/26 ................. 258 236,715
4.00%, 09/15/29 ................. 217 181,735
Security
Par (000)
Par (000) Value
Hotel & Resort REITs (continued)
Service Properties Trust, 7.50%, 09/15/25 .. USD 230 $ 225,859
2,121,447
Hotels, Restaurants & Leisure — 7.3%
1011778 BC ULC
(c)
3.88%, 01/15/28 ................. 384 351,043
4.38%, 01/15/28 ................. 414 382,194
4.00%, 10/15/30 ................. 226 193,418
Allwyn Entertainment Financing UK plc, 7.88%,
04/30/29
(c)
.................... 300 304,617
Aramark International Finance SARL, 3.13%,
04/01/25
(d)
.................... EUR 752 786,815
Boyd Gaming Corp.
4.75%, 12/01/27 ................. USD 360 341,092
4.75%, 06/15/31
(c)
................ 625 558,346
Boyne USA, Inc., 4.75%, 05/15/29
(c)
..... 701 631,712
Caesars Entertainment, Inc.
(c)
6.25%, 07/01/25 ................. 2,429 2,417,752
8.13%, 07/01/27 ................. 3,287 3,364,143
4.63%, 10/15/29 ................. 1,105 964,898
7.00%, 02/15/30 ................. 3,081 3,094,063
Caesars Resort Collection LLC, 5.75%,
07/01/25
(c)
.................... 417 421,931
Carnival Corp.
(c)
10.50%, 02/01/26 ................ 648 681,186
7.63%, 03/01/26 ................. 494 483,823
5.75%, 03/01/27 ................. 2,246 2,067,645
9.88%, 08/01/27 ................. 544 566,649
4.00%, 08/01/28 ................. 1,503 1,332,439
6.00%, 05/01/29 ................. 1,401 1,250,861
Carnival Holdings Bermuda Ltd., 10.38%,
05/01/28
(c)
.................... 5,527 6,045,038
CCM Merger, Inc., 6.38%, 05/01/26
(c)
..... 151 146,470
CDI Escrow Issuer, Inc., 5.75%, 04/01/30
(c)
. 1,805 1,680,126
Cedar Fair LP
5.50%, 05/01/25
(c)
................ 899 892,220
6.50%, 10/01/28 ................. 87 84,844
Churchill Downs, Inc.
(c)
5.50%, 04/01/27 ................. 761 731,649
4.75%, 01/15/28 ................. 875 811,476
6.75%, 05/01/31 ................. 1,304 1,289,330
Fertitta Entertainment LLC
(c)
4.63%, 01/15/29 ................. 103 90,383
6.75%, 01/15/30 ................. 139 118,294
Hilton Domestic Operating Co., Inc.
5.75%, 05/01/28
(c)
................ 531 522,883
3.75%, 05/01/29
(c)
................ 305 270,722
4.88%, 01/15/30 ................. 446 415,859
4.00%, 05/01/31
(c)
................ 30 26,054
3.63%, 02/15/32
(c)
................ 271 225,943
IRB Holding Corp., 7.00%, 06/15/25
(c)
.... 232 233,160
Life Time, Inc.
(c)
5.75%, 01/15/26 ................. 741 722,129
8.00%, 04/15/26 ................. 922 910,365
Lindblad Expeditions Holdings, Inc., 9.00%,
05/15/28
(c)
.................... 525 532,680
Lindblad Expeditions LLC, 6.75%, 02/15/27
(c)
693 660,082
MajorDrive Holdings IV LLC, 6.38%, 06/01/29
(c)
412 327,136
Melco Resorts Finance Ltd.
(c)
4.88%, 06/06/25 ................. 300 283,185
5.75%, 07/21/28 ................. 200 174,875
5.38%, 12/04/29 ................. 1,200 988,500
Merlin Entertainments Ltd., 5.75%, 06/15/26
(c)
800 770,994
MGM China Holdings Ltd.
(c)
5.25%, 06/18/25 ................. 200 191,760
5.88%, 05/15/26 ................. 200 190,432

Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock High Yield V.I. Fund
Schedule of Investments
11
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
4.75%, 02/01/27 ................. USD 200 $ 180,250
MGM Resorts International, 5.75%, 06/15/25 41 40,633
Midwest Gaming Borrower LLC, 4.88%,
05/01/29
(c)
.................... 440 388,541
Motion Bondco DAC, 6.63%, 11/15/27
(c)
... 215 196,814
NCL Corp. Ltd.
(c)
5.88%, 03/15/26 ................. 970 907,497
8.38%, 02/01/28 ................. 279 291,539
7.75%, 02/15/29 ................. 94 89,282
NCL Finance Ltd., 6.13%, 03/15/28
(c)
..... 780 702,015
Premier Entertainment Sub LLC
(c)
5.63%, 09/01/29 ................. 214 162,095
5.88%, 09/01/31 ................. 239 176,322
Raptor Acquisition Corp., 4.88%, 11/01/26
(c)
. 371 349,668
Royal Caribbean Cruises Ltd.
(c)
11.50%, 06/01/25 ................ 156 165,516
4.25%, 07/01/26 ................. 181 166,149
5.50%, 08/31/26 ................. 289 274,004
5.38%, 07/15/27 ................. 339 316,983
11.63%, 08/15/27 ................ 381 414,315
5.50%, 04/01/28 ................. 242 225,675
8.25%, 01/15/29 ................. 403 423,150
9.25%, 01/15/29 ................. 1,435 1,528,866
7.25%, 01/15/30 ................. 563 570,231
Scientific Games Holdings LP, 6.63%,
03/01/30
(c)
.................... 146 128,480
Scientific Games International, Inc.
(c)
8.63%, 07/01/25 ................. 332 339,055
7.00%, 05/15/28 ................. 256 254,633
7.25%, 11/15/29 ................. 193 193,241
Six Flags Entertainment Corp., 7.25%,
05/15/31
(c)
.................... 929 904,800
Six Flags Theme Parks, Inc., 7.00%, 07/01/25
(c)
412 414,059
Station Casinos LLC
(c)
4.50%, 02/15/28 ................. 392 351,847
4.63%, 12/01/31 ................. 440 370,700
Vail Resorts, Inc., 6.25%, 05/15/25
(c)
..... 249 249,298
Viking Cruises Ltd.
(c)
5.88%, 09/15/27 ................. 612 562,501
9.13%, 07/15/31 ................. 1,451 1,465,510
Viking Ocean Cruises Ship VII Ltd., 5.63%,
02/15/29
(c)
.................... 343 313,845
Wyndham Hotels & Resorts, Inc., 4.38%,
08/15/28
(c)
.................... 227 207,296
Wynn Las Vegas LLC, 5.25%, 05/15/27
(c)
.. 483 457,523
Wynn Macau Ltd., 5.63%, 08/26/28
(c)
..... 1,701 1,467,113
Wynn Resorts Finance LLC
(c)
5.13%, 10/01/29 ................. 2,045 1,832,715
7.13%, 02/15/31 ................. 1,084 1,077,433
57,690,810
Household Durables — 0.6%
Ashton Woods USA LLC
(c)
6.63%, 01/15/28 ................. 116 110,875
4.63%, 08/01/29 ................. 208 177,264
4.63%, 04/01/30 ................. 325 277,420
Brookfield Residential Properties, Inc.
(c)
5.00%, 06/15/29 ................. 418 334,704
4.88%, 02/15/30 ................. 307 240,838
CD&R Smokey Buyer, Inc., 6.75%, 07/15/25
(c)
615 569,298
Installed Building Products, Inc., 5.75%,
02/01/28
(c)
.................... 205 193,076
K. Hovnanian Enterprises, Inc., 7.75%,
02/15/26
(c)
.................... 221 216,580
KB Home, 7.25%, 07/15/30 ........... 145 146,827
Security
Par (000)
Par (000) Value
Household Durables (continued)
Mattamy Group Corp.
(c)
5.25%, 12/15/27 ................. USD 246 $ 229,247
4.63%, 03/01/30 ................. 262 226,497
Meritage Homes Corp., 5.13%, 06/06/27 ... 240 230,593
SWF Escrow Issuer Corp., 6.50%, 10/01/29
(c)
745 447,021
Taylor Morrison Communities, Inc.
(c)
5.88%, 06/15/27 ................. 182 178,758
5.13%, 08/01/30 ................. 49 45,242
Tempur Sealy International, Inc.
(c)
4.00%, 04/15/29 ................. 398 344,547
3.88%, 10/15/31 ................. 229 186,556
TRI Pointe Group, Inc., 5.88%, 06/15/24 ... 123 122,078
Tri Pointe Homes, Inc.
5.25%, 06/01/27 ................. 385 364,193
5.70%, 06/15/28 ................. 91 87,906
4,729,520
Household Products — 0.1%
Central Garden & Pet Co.
5.13%, 02/01/28 ................. 105 98,641
4.13%, 10/15/30 ................. 325 272,251
4.13%, 04/30/31
(c)
................ 345 284,437
Spectrum Brands, Inc., 5.00%, 10/01/29
(c)
.. 264 235,640
890,969
Independent Power and Renewable Electricity Producers — 0.3%
Calpine Corp.
(c)
5.25%, 06/01/26 ................. 44 42,491
5.13%, 03/15/28 ................. 1,249 1,114,610
4.63%, 02/01/29 ................. 184 155,238
5.00%, 02/01/31 ................. 86 71,128
Clearway Energy Operating LLC
(c)
4.75%, 03/15/28 ................. 382 352,441
3.75%, 01/15/32 ................. 588 478,577
Talen Energy Supply LLC, 8.63%, 06/01/30
(c)
287 297,045
TransAlta Corp., 7.75%, 11/15/29 ....... 228 234,726
2,746,256
Industrial Conglomerates — 0.8%
Emerald Debt Merger Sub LLC
(c)
6.38%, 12/15/30 ................. EUR 370 402,230
6.63%, 12/15/30 ................. USD 6,016 5,963,360
6,365,590
Insurance — 3.3%
(c)
Acrisure LLC, 6.00%, 08/01/29 ......... 262 226,844
Alliant Holdings Intermediate LLC
4.25%, 10/15/27 ................. 2,930 2,629,361
6.75%, 10/15/27 ................. 5,185 4,873,900
6.75%, 04/15/28 ................. 1,557 1,544,137
5.88%, 11/01/29 ................. 2,421 2,106,076
AmWINS Group, Inc., 4.88%, 06/30/29 .... 585 528,245
GTCR AP Finance, Inc., 8.00%, 05/15/27 .. 468 458,753
HUB International Ltd.
7.00%, 05/01/26 ................. 1,746 1,741,382
7.25%, 06/15/30 ................. 3,430 3,541,818
Jones Deslauriers Insurance Management, Inc.
8.50%, 03/15/30 ................. 1,742 1,777,206
10.50%, 12/15/30 ................ 546 547,681
NFP Corp.
4.88%, 08/15/28 ................. 1,571 1,403,195
6.88%, 08/15/28 ................. 4,880 4,235,939
7.50%, 10/01/30 ................. 227 219,783
Ryan Specialty LLC, 4.38%, 02/01/30 .... 376 332,835
26,167,155

2023
BlackRock Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock High Yield V.I. Fund
12
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
IT Services — 1.1%
Acuris Finance US, Inc., 5.00%, 05/01/28
(c)
. USD 1,010 $ 781,726
Ahead DB Holdings LLC, 6.63%, 05/01/28
(c)
. 296 240,728
Arches Buyer, Inc., 4.25%, 06/01/28
(c)
.... 188 163,596
Booz Allen Hamilton, Inc.
(c)
3.88%, 09/01/28 ................. 313 283,096
4.00%, 07/01/29 ................. 1,131 1,013,090
CA Magnum Holdings, 5.38%, 10/31/26
(c)
.. 1,259 1,124,488
Cablevision Lightpath LLC
(c)
3.88%, 09/15/27 ................. 276 231,150
5.63%, 09/15/28 ................. 855 633,386
Gartner, Inc., 4.50%, 07/01/28
(c)
........ 219 204,592
ION Trading Technologies SARL, 5.75%,
05/15/28
(c)
.................... 585 504,978
Northwest Fiber LLC, 4.75%, 04/30/27
(c)
... 1,183 1,044,826
Presidio Holdings, Inc., 4.88%, 02/01/27
(c)
.. 99 92,873
Tempo Acquisition LLC, 5.75%, 06/01/25
(c)
. 144 143,844
Twilio, Inc.
3.63%, 03/15/29 ................. 334 284,151
3.88%, 03/15/31 ................. 2,083 1,734,336
8,480,860
Leisure Products — 0.1%
Mattel, Inc.
6.20%, 10/01/40 ................. 464 414,841
5.45%, 11/01/41 ................. 721 597,729
1,012,570
Life Sciences Tools & Services — 0.2%
(c)
Charles River Laboratories International, Inc.
4.25%, 05/01/28 ................. 336 307,633
4.00%, 03/15/31 ................. 81 70,353
Fortrea Holdings, Inc., 7.50%, 07/01/30 ... 456 466,931
PRA Health Sciences, Inc., 2.88%, 07/15/26 817 739,739
1,584,656
Machinery — 1.7%
Amsted Industries, Inc., 5.63%, 07/01/27
(c)
. 230 222,454
ATS Corp., 4.13%, 12/15/28
(c)
......... 188 168,267
Chart Industries, Inc.
(c)
7.50%, 01/01/30 ................. 1,987 2,027,247
9.50%, 01/01/31 ................. 196 207,958
EnPro Industries, Inc., 5.75%, 10/15/26 ... 568 550,960
GrafTech Finance, Inc., 4.63%, 12/15/28
(c)
.. 225 182,818
GrafTech Global Enterprises, Inc., 9.88%,
12/15/28
(c)
.................... 672 666,960
Husky III Holding Ltd., 13.00%, (13.00% Cash
or 13.75% PIK), 02/15/25
(c)(h)
........ 478 434,980
Mueller Water Products, Inc., 4.00%, 06/15/29
(c)
145 128,657
OT Merger Corp., 7.88%, 10/15/29
(c)
..... 258 161,254
Roller Bearing Co. of America, Inc., 4.38%,
10/15/29
(c)
.................... 272 243,687
Terex Corp., 5.00%, 05/15/29
(c)
........ 823 765,126
Titan Acquisition Ltd., 7.75%, 04/15/26
(c)
... 1,563 1,418,422
Titan International, Inc., 7.00%, 04/30/28 .. 115 107,519
TK Elevator Holdco GmbH, 7.63%, 07/15/28
(c)
1,797 1,630,031
TK Elevator Midco GmbH, 4.38%, 07/15/27
(d)
EUR 220 214,264
TK Elevator US Newco, Inc., 5.25%, 07/15/27
(c)
USD 3,853 3,559,681
Wabash National Corp., 4.50%, 10/15/28
(c)
. 442 383,266
13,073,551
Media — 4.3%
Altice Financing SA, 5.75%, 08/15/29
(c)
.... 3,825 2,963,078
AMC Networks, Inc.
4.75%, 08/01/25 ................. 61 53,355
4.25%, 02/15/29 ................. 242 130,091
Block Communications, Inc., 4.88%, 03/01/28
(c)
155 128,263
Security
Par (000)
Par (000) Value
Media (continued)
Cable One, Inc.
0.00%, 03/15/26
(j)(k)
............... USD 185 $ 151,238
1.13%, 03/15/28
(j)
................ 419 315,297
4.00%, 11/15/30
(c)
................ 463 361,719
Clear Channel International BV, 6.63%,
08/01/25
(c)
.................... 1,185 1,179,061
Clear Channel Outdoor Holdings, Inc.
(c)
5.13%, 08/15/27 ................. 3,235 2,937,034
7.75%, 04/15/28 ................. 650 510,250
7.50%, 06/01/29 ................. 1,390 1,028,567
CMG Media Corp., 8.88%, 12/15/27
(c)
.... 655 459,054
CSC Holdings LLC
5.25%, 06/01/24 ................. 88 81,844
5.50%, 04/15/27
(c)
................ 900 748,790
11.25%, 05/15/28
(c)
............... 3,075 2,981,920
4.13%, 12/01/30
(c)
................ 866 605,789
4.50%, 11/15/31
(c)
................ 1,796 1,252,200
DirecTV Financing LLC, 5.88%, 08/15/27
(c)
. 596 539,759
DISH DBS Corp.
5.25%, 12/01/26
(c)
................ 1,386 1,111,811
5.75%, 12/01/28
(c)
................ 375 278,919
5.13%, 06/01/29 ................. 961 446,237
DISH Network Corp., 11.75%, 11/15/27
(c)
.. 1,358 1,325,287
GCI LLC, 4.75%, 10/15/28
(c)
.......... 217 185,014
LCPR Senior Secured Financing DAC, 6.75%,
10/15/27
(c)
.................... 1,006 942,876
Midcontinent Communications, 5.38%,
08/15/27
(c)
.................... 307 287,570
Outfront Media Capital LLC
(c)
5.00%, 08/15/27 ................. 1,411 1,280,765
4.25%, 01/15/29 ................. 903 758,845
4.63%, 03/15/30 ................. 395 329,076
Radiate Holdco LLC
(c)
4.50%, 09/15/26 ................. 641 511,047
6.50%, 09/15/28 ................. 2,032 1,185,804
Sinclair Television Group, Inc., 4.13%,
12/01/30
(c)
.................... 1,720 1,126,600
Sirius XM Radio, Inc.
(c)
3.13%, 09/01/26 ................. 270 241,717
5.00%, 08/01/27 ................. 1,946 1,805,479
Stagwell Global LLC, 5.63%, 08/15/29
(c)
... 209 178,848
TEGNA, Inc., 4.75%, 03/15/26
(c)
........ 93 88,797
Telenet Finance Luxembourg Notes SARL,
5.50%, 03/01/28
(c)
............... 400 366,800
Univision Communications, Inc.
(c)
5.13%, 02/15/25 ................. 150 146,813
6.63%, 06/01/27 ................. 315 304,463
7.38%, 06/30/30 ................. 386 367,517
UPC Broadband Finco BV, 4.88%, 07/15/31
(c)
482 396,729
Virgin Media Vendor Financing Notes IV DAC,
5.00%, 07/15/28
(c)
............... 893 781,136
Warnermedia Holdings, Inc.
5.14%, 03/15/52 ................. 1,892 1,540,557
5.39%, 03/15/62 ................. 1,034 842,680
Ziggo Bond Co. BV
(c)
6.00%, 01/15/27 ................. 296 271,675
5.13%, 02/28/30 ................. 275 208,238
Ziggo BV, 4.88%, 01/15/30
(c)
.......... 565 468,910
34,207,519
Metals & Mining — 2.8%
Arconic Corp.
(c)
6.00%, 05/15/25 ................. 371 373,950
6.13%, 02/15/28 ................. 1,054 1,067,074
ATI, Inc.
5.88%, 12/01/27 ................. 352 340,654

Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock High Yield V.I. Fund
Schedule of Investments
13
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Metals & Mining (continued)
4.88%, 10/01/29 ................. USD 225 $ 202,542
5.13%, 10/01/31 ................. 1,378 1,227,675
Big River Steel LLC, 6.63%, 01/31/29
(c)
... 4,707 4,649,640
Carpenter Technology Corp.
6.38%, 07/15/28 ................. 174 170,520
7.63%, 03/15/30 ................. 495 500,594
Constellium SE
4.25%, 02/15/26
(d)
................ EUR 223 237,274
5.63%, 06/15/28
(c)
................ USD 662 622,894
3.75%, 04/15/29
(c)
................ 3,306 2,812,603
ERO Copper Corp., 6.50%, 02/15/30
(c)
.... 439 377,645
First Quantum Minerals Ltd., 8.63%, 06/01/31
(c)
771 786,420
Kaiser Aluminum Corp.
(c)
4.63%, 03/01/28 ................. 704 615,690
4.50%, 06/01/31 ................. 1,438 1,146,345
New Gold, Inc., 7.50%, 07/15/27
(c)
...... 1,093 1,020,622
Novelis Corp.
(c)
3.25%, 11/15/26 ................. 1,372 1,241,890
4.75%, 01/30/30 ................. 2,294 2,038,694
3.88%, 08/15/31 ................. 2,081 1,711,855
Novelis Sheet Ingot GmbH, 3.38%, 04/15/29
(d)
EUR 500 477,711
Vedanta Resources Finance II plc, 8.95%,
03/11/25
(c)
.................... USD 220 166,032
21,788,324
Mortgage Real Estate Investment Trusts (REITs) — 0.1%
(c)
Ladder Capital Finance Holdings LLLP
5.25%, 10/01/25 ................. 92 86,875
4.25%, 02/01/27 ................. 369 320,628
4.75%, 06/15/29 ................. 139 113,123
Starwood Property Trust, Inc.
5.50%, 11/01/23 ................. 50 49,568
4.38%, 01/15/27 ................. 148 127,465
697,659
Oil, Gas & Consumable Fuels — 9.0%
Aethon United BR LP, 8.25%, 02/15/26
(c)
... 1,253 1,231,073
Antero Midstream Partners LP
(c)
5.75%, 03/01/27 ................. 309 298,011
5.38%, 06/15/29 ................. 422 392,114
Antero Resources Corp., 7.63%, 02/01/29
(c)
. 127 128,856
Apache Corp.
4.25%, 01/15/30 ................. 158 140,731
5.10%, 09/01/40 ................. 636 516,750
5.35%, 07/01/49 ................. 251 195,152
Ascent Resources Utica Holdings LLC
(c)
9.00%, 11/01/27 ................. 1,406 1,747,967
8.25%, 12/31/28 ................. 2,000 1,966,809
Baytex Energy Corp., 8.50%, 04/30/30
(c)
... 297 290,041
Buckeye Partners LP
4.13%, 03/01/25
(c)
................ 28 26,600
5.85%, 11/15/43 ................. 237 175,380
5.60%, 10/15/44 ................. 158 113,760
Callon Petroleum Co.
8.25%, 07/15/25 ................. 94 93,295
6.38%, 07/01/26 ................. 342 332,900
8.00%, 08/01/28
(c)
................ 1,867 1,846,294
7.50%, 06/15/30
(c)
................ 1,666 1,572,491
Cheniere Energy Partners LP
4.50%, 10/01/29 ................. 788 723,192
3.25%, 01/31/32 ................. 1,454 1,196,133
Chesapeake Energy Corp.
(c)
5.88%, 02/01/29 ................. 32 30,396
6.75%, 04/15/29 ................. 797 790,812
CITGO Petroleum Corp.
(c)
7.00%, 06/15/25 ................. 453 444,506
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
6.38%, 06/15/26 ................. USD 856 $ 823,900
Civitas Resources, Inc.
(c)
5.00%, 10/15/26 ................. 81 76,373
8.38%, 07/01/28 ................. 1,846 1,866,860
8.75%, 07/01/31 ................. 1,528 1,549,086
CNX Midstream Partners LP, 4.75%, 04/15/30
(c)
232 196,779
CNX Resources Corp., 7.38%, 01/15/31
(c)
.. 205 199,453
Comstock Resources, Inc.
(c)
6.75%, 03/01/29 ................. 926 847,241
5.88%, 01/15/30 ................. 974 845,598
CQP Holdco LP, 5.50%, 06/15/31
(c)
...... 3,717 3,315,239
Crescent Energy Finance LLC
(c)
7.25%, 05/01/26 ................. 1,875 1,759,706
9.25%, 02/15/28 ................. 544 527,811
Crestwood Midstream Partners LP
(c)
5.63%, 05/01/27 ................. 122 115,656
6.00%, 02/01/29 ................. 669 624,679
8.00%, 04/01/29 ................. 97 98,204
7.38%, 02/01/31 ................. 201 198,116
CrownRock LP
(c)
5.63%, 10/15/25 ................. 1,419 1,397,999
5.00%, 05/01/29 ................. 548 513,065
DCP Midstream Operating LP
(c)
6.45%, 11/03/36 ................. 193 198,182
6.75%, 09/15/37 ................. 540 573,091
Diamondback Energy, Inc., 6.25%, 03/15/33 815 843,091
DT Midstream, Inc.
(c)
4.13%, 06/15/29 ................. 666 584,465
4.38%, 06/15/31 ................. 1,509 1,299,630
Earthstone Energy Holdings LLC
(c)
8.00%, 04/15/27 ................. 604 583,349
9.88%, 07/15/31 ................. 788 778,899
Energy Transfer LP, 5.30%, 04/15/47 ..... 240 208,745
EnLink Midstream LLC
5.63%, 01/15/28
(c)
................ 690 667,701
5.38%, 06/01/29 ................. 533 507,795
6.50%, 09/01/30
(c)
................ 505 504,385
EnLink Midstream Partners LP
4.15%, 06/01/25 ................. 11 10,671
4.85%, 07/15/26 ................. 28 27,020
5.60%, 04/01/44 ................. 376 314,796
5.45%, 06/01/47 ................. 139 114,259
EnQuest plc, 11.63%, 11/01/27
(c)
....... 200 181,000
EQM Midstream Partners LP
6.00%, 07/01/25
(c)
................ 224 221,527
4.13%, 12/01/26 ................. 53 49,292
6.50%, 07/01/27
(c)
................ 788 777,181
4.50%, 01/15/29
(c)
................ 40 35,676
7.50%, 06/01/30
(c)
................ 181 183,162
4.75%, 01/15/31
(c)
................ 605 529,970
FTAI Infra Escrow Holdings LLC, 10.50%,
06/01/27
(c)
.................... 244 239,633
Genesis Energy LP
6.50%, 10/01/25 ................. 200 196,959
7.75%, 02/01/28 ................. 266 253,000
8.88%, 04/15/30 ................. 322 314,592
Gulfport Energy Corp., 8.00%, 05/17/26
(c)
.. 84 84,395
Harbour Energy plc, 5.50%, 10/15/26
(c)
.... 200 183,263
Harvest Midstream I LP, 7.50%, 09/01/28
(c)
. 98 97,161
Hess Midstream Operations LP, 4.25%,
02/15/30
(c)
.................... 491 428,397
Hilcorp Energy I LP
(c)
6.25%, 11/01/28 ................. 309 290,863
5.75%, 02/01/29 ................. 496 449,122
6.00%, 04/15/30 ................. 49 44,618

2023
BlackRock Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock High Yield V.I. Fund
14
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
ITT Holdings LLC, 6.50%, 08/01/29
(c)
..... USD 719 $ 605,743
Kinetik Holdings LP, 5.88%, 06/15/30
(c)
.... 1,006 956,193
Magnolia Oil & Gas Operating LLC, 6.00%,
08/01/26
(c)
.................... 67 64,800
Matador Resources Co.
5.88%, 09/15/26 ................. 569 551,386
6.88%, 04/15/28
(c)
................ 630 623,570
Murphy Oil Corp.
5.75%, 08/15/25 ................. 15 14,803
5.88%, 12/01/27 ................. 124 120,464
5.87%, 12/01/42
(f)(i)
............... 46 38,227
New Fortress Energy, Inc.
(c)
6.75%, 09/15/25 ................. 2,744 2,573,968
6.50%, 09/30/26 ................. 3,567 3,191,382
NGL Energy Operating LLC, 7.50%, 02/01/26
(c)
494 486,527
NGPL PipeCo LLC, 7.77%, 12/15/37
(c)
.... 307 327,270
Northern Oil & Gas, Inc.
(c)
8.13%, 03/01/28 ................. 2,275 2,229,500
8.75%, 06/15/31 ................. 754 740,805
NuStar Logistics LP
5.75%, 10/01/25 ................. 232 226,189
6.00%, 06/01/26 ................. 311 302,948
6.38%, 10/01/30 ................. 35 33,391
Occidental Petroleum Corp.
6.45%, 09/15/36 ................. 400 410,520
6.20%, 03/15/40 ................. 695 684,985
4.63%, 06/15/45 ................. 61 47,196
ONEOK, Inc., 4.95%, 07/13/47 ......... 238 196,124
PDC Energy, Inc.
6.13%, 09/15/24 ................. 58 57,970
5.75%, 05/15/26 ................. 67 66,732
Permian Resources Operating LLC
(c)
5.38%, 01/15/26 ................. 463 440,186
7.75%, 02/15/26 ................. 925 928,935
6.88%, 04/01/27 ................. 322 317,170
5.88%, 07/01/29 ................. 831 782,811
Plains All American Pipeline LP, 5.15%,
06/01/42 ..................... 225 186,675
Rockcliff Energy II LLC, 5.50%, 10/15/29
(c)
. 270 249,063
Rockies Express Pipeline LLC, 4.95%,
07/15/29
(c)
.................... 109 99,735
SM Energy Co.
5.63%, 06/01/25 ................. 351 342,994
6.75%, 09/15/26 ................. 315 307,033
6.63%, 01/15/27 ................. 146 141,803
6.50%, 07/15/28 ................. 319 306,240
Southwestern Energy Co.
5.38%, 02/01/29 ................. 485 456,707
4.75%, 02/01/32 ................. 8 7,051
Sunoco LP
6.00%, 04/15/27 ................. 42 41,380
5.88%, 03/15/28 ................. 185 177,901
Tallgrass Energy Partners LP
(c)
7.50%, 10/01/25 ................. 28 27,946
6.00%, 03/01/27 ................. 96 90,087
5.50%, 01/15/28 ................. 134 122,474
6.00%, 12/31/30 ................. 66 58,146
6.00%, 09/01/31 ................. 288 247,805
Tap Rock Resources LLC, 7.00%, 10/01/26
(c)
2,462 2,535,860
Targa Resources Corp., 6.25%, 07/01/52 .. 185 180,835
Targa Resources Partners LP, 4.00%, 01/15/32 367 317,246
TerraForm Power Operating LLC
(c)
5.00%, 01/31/28 ................. 14 12,889
4.75%, 01/15/30 ................. 254 224,155
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
Venture Global Calcasieu Pass LLC
(c)
3.88%, 08/15/29 ................. USD 1,304 $ 1,139,162
4.13%, 08/15/31 ................. 1,145 984,662
3.88%, 11/01/33 ................. 2,415 1,977,609
Vermilion Energy, Inc., 6.88%, 05/01/30
(c)
.. 345 317,983
Western Midstream Operating LP
6.15%, 04/01/33 ................. 135 136,065
5.45%, 04/01/44 ................. 367 310,033
5.30%, 03/01/48 ................. 609 508,348
5.50%, 08/15/48 ................. 184 153,872
5.50%, 02/01/50
(f)(i)
............... 1,391 1,139,326
70,805,798
Passenger Airlines — 1.9%
Air Canada, 3.88%, 08/15/26
(c)
......... 1,420 1,316,131
Allegiant Travel Co., 7.25%, 08/15/27
(c)
.... 244 243,100
American Airlines, Inc.
(c)
11.75%, 07/15/25 ................ 3,117 3,417,878
5.50%, 04/20/26 ................. 403 399,082
7.25%, 02/15/28 ................. 127 126,244
5.75%, 04/20/29 ................. 1,923 1,867,398
Delta Air Lines, Inc., 4.75%, 10/20/28
(c)
.... 56 54,736
Hawaiian Brand Intellectual Property Ltd.,
5.75%, 01/20/26
(c)
............... 394 372,936
Mileage Plus Holdings LLC, 6.50%, 06/20/27
(c)
1,387 1,390,148
Spirit Loyalty Cayman Ltd.
8.00%, 09/20/25
(c)
................ 438 440,875
United Airlines Pass-Through Trust
Series 2020-1, Class B, 4.88%, 01/15/26 69 65,380
Series 2020-1, Class A, 5.88%, 10/15/27 1,095 1,085,155
United Airlines, Inc.
(c)
4.38%, 04/15/26 ................. 2,107 2,001,873
4.63%, 04/15/29 ................. 1,516 1,381,330
VistaJet Malta Finance plc
(c)
7.88%, 05/01/27 ................. 273 245,277
6.38%, 02/01/30 ................. 381 306,793
14,714,336
Personal Care Products — 0.0%
(c)
Coty, Inc., 4.75%, 01/15/29 ........... 36 33,192
Prestige Brands, Inc., 3.75%, 04/01/31 .... 177 146,537
179,729
Pharmaceuticals — 0.9%
Catalent Pharma Solutions, Inc.
(c)
5.00%, 07/15/27 ................. 5 4,587
3.13%, 02/15/29 ................. 317 257,743
3.50%, 04/01/30 ................. 652 528,120
Cheplapharm Arzneimittel GmbH, 5.50%,
01/15/28
(c)
.................... 280 253,400
Jazz Securities DAC, 4.38%, 01/15/29
(c)
... 577 514,794
Organon & Co.
(c)
4.13%, 04/30/28 ................. 1,014 899,956
5.13%, 04/30/31 ................. 1,519 1,253,212
Teva Pharmaceutical Finance Netherlands III
BV
7.13%, 01/31/25 ................. 287 288,805
3.15%, 10/01/26 ................. 1,160 1,033,125
4.75%, 05/09/27 ................. 400 367,554
7.88%, 09/15/29 ................. 1,026 1,052,768
8.13%, 09/15/31 ................. 525 546,919
7,000,983
Professional Services — 0.6%
(c)
AMN Healthcare, Inc., 4.00%, 04/15/29 ... 153 133,425
CoreLogic, Inc., 4.50%, 05/01/28 ....... 2,566 2,068,838
Dun & Bradstreet Corp. (The), 5.00%, 12/15/29 2,266 1,998,000

Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock High Yield V.I. Fund
Schedule of Investments
15
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Professional Services (continued)
KBR, Inc., 4.75%, 09/30/28 ........... USD 343 $ 311,281
Science Applications International Corp.,
4.88%, 04/01/28 ................ 314 292,031
4,803,575
Real Estate Management & Development — 0.2%
(c)
Cushman & Wakefield US Borrower LLC,
6.75%, 05/15/28 ................ 669 605,445
Howard Hughes Corp. (The)
4.13%, 02/01/29 ................. 469 387,975
4.38%, 02/01/31 ................. 192 153,224
Realogy Group LLC
5.75%, 01/15/29 ................. 520 389,070
5.25%, 04/15/30 ................. 315 223,866
1,759,580
Retail REITs — 0.0%
Brookfield Property REIT, Inc., 4.50%,
04/01/27
(c)
.................... 358 301,489
Semiconductors & Semiconductor Equipment — 0.6%
(c)
Entegris Escrow Corp., 4.75%, 04/15/29 ... 4,493 4,170,969
Entegris, Inc., 4.38%, 04/15/28 ........ 244 220,815
Synaptics, Inc., 4.00%, 06/15/29 ........ 335 280,853
4,672,637
Software — 4.7%
Alteryx, Inc., 8.75%, 03/15/28
(c)
........ 506 497,036
AthenaHealth Group, Inc., 6.50%, 02/15/30
(c)
4,714 3,967,492
Black Knight InfoServ LLC, 3.63%, 09/01/28
(c)
602 538,790
Boxer Parent Co., Inc.
(c)
7.13%, 10/02/25 ................. 864 864,765
9.13%, 03/01/26 ................. 2,014 2,003,930
Camelot Finance SA, 4.50%, 11/01/26
(c)
... 672 633,051
Capstone Borrower, Inc., 8.00%, 06/15/30
(c)
. 726 716,932
Central Parent, Inc., 7.25%, 06/15/29
(c)
.... 1,491 1,474,287
Clarivate Science Holdings Corp.
(c)
3.88%, 07/01/28 ................. 2,766 2,451,909
4.88%, 07/01/29 ................. 2,029 1,799,937
Cloud Software Group, Inc.
(c)
6.50%, 03/31/29 ................. 8,192 7,294,000
9.00%, 09/30/29 ................. 3,501 3,057,894
Consensus Cloud Solutions, Inc.
(c)
6.00%, 10/15/26 ................. 159 144,292
6.50%, 10/15/28 ................. 146 124,830
Crowdstrike Holdings, Inc., 3.00%, 02/15/29 84 72,436
Elastic NV, 4.13%, 07/15/29
(c)
......... 794 684,964
Fair Isaac Corp., 4.00%, 06/15/28
(c)
...... 552 506,408
Helios Software Holdings, Inc., 4.63%,
05/01/28
(c)
.................... 200 170,000
McAfee Corp., 7.38%, 02/15/30
(c)
....... 2,029 1,764,261
MicroStrategy, Inc., 6.13%, 06/15/28
(c)
.... 946 848,179
NCR Corp.
(c)
5.75%, 09/01/27 ................. 250 249,934
5.00%, 10/01/28 ................. 172 153,498
5.13%, 04/15/29 ................. 294 260,266
6.13%, 09/01/29 ................. 39 39,033
Open Text Corp., 6.90%, 12/01/27
(c)
...... 1,762 1,793,769
PTC, Inc.
(c)
3.63%, 02/15/25 ................. 16 15,450
4.00%, 02/15/28 ................. 61 56,157
SS&C Technologies, Inc., 5.50%, 09/30/27
(c)
2,325 2,225,787
Veritas US, Inc., 7.50%, 09/01/25
(c)
...... 448 363,514
ZoomInfo Technologies LLC, 3.88%, 02/01/29
(c)
2,434 2,093,462
36,866,263
Security
Par (000)
Par (000) Value
Specialized REITs — 0.6%
Iron Mountain, Inc.
(c)
7.00%, 02/15/29 ................. USD 1,223 $ 1,225,057
5.63%, 07/15/32 ................. 143 127,925
SBA Communications Corp.
3.88%, 02/15/27 ................. 1,352 1,245,471
3.13%, 02/01/29 ................. 2,094 1,774,990
4,373,443
Specialty Retail — 1.9%
Arko Corp., 5.13%, 11/15/29
(c)
......... 406 329,944
Asbury Automotive Group, Inc.
4.50%, 03/01/28 ................. 208 190,696
4.75%, 03/01/30 ................. 186 165,279
5.00%, 02/15/32
(c)
................ 297 258,596
eG Global Finance plc
(c)
6.75%, 02/07/25 ................. 622 604,118
8.50%, 10/30/25 ................. 399 387,136
GYP Holdings III Corp., 4.63%, 05/01/29
(c)
.. 747 657,360
Ken Garff Automotive LLC, 4.88%, 09/15/28
(c)
220 193,495
LCM Investments Holdings II LLC, 4.88%,
05/01/29
(c)
.................... 571 488,628
Lithia Motors, Inc., 3.88%, 06/01/29
(c)
..... 267 231,984
Murphy Oil USA, Inc., 4.75%, 09/15/29 .... 440 403,951
Penske Automotive Group, Inc., 3.50%,
09/01/25 ..................... 286 271,842
PetSmart, Inc.
(c)
4.75%, 02/15/28 ................. 390 360,404
7.75%, 02/15/29 ................. 1,873 1,860,972
Specialty Building Products Holdings LLC,
6.38%, 09/30/26
(c)
............... 186 175,734
SRS Distribution, Inc.
(c)
4.63%, 07/01/28 ................. 2,204 1,967,676
6.13%, 07/01/29 ................. 1,934 1,670,264
6.00%, 12/01/29 ................. 731 630,890
Staples, Inc., 7.50%, 04/15/26
(c)
........ 349 288,244
White Cap Buyer LLC, 6.88%, 10/15/28
(c)
.. 3,518 3,188,188
White Cap Parent LLC, 8.25%, (8.25% Cash or
9.00% PIK), 03/15/26
(c)(h)
........... 484 463,638
14,789,039
Technology Hardware, Storage & Peripherals — 0.3%
Seagate HDD Cayman
(c)
8.25%, 12/15/29 ................. 830 866,910
8.50%, 07/15/31 ................. 1,053 1,104,271
1,971,181
Textiles, Apparel & Luxury Goods — 0.2%
(c)
Crocs, Inc., 4.13%, 08/15/31 .......... 534 431,205
Hanesbrands, Inc.
4.88%, 05/15/26 ................. 205 191,375
9.00%, 02/15/31 ................. 596 600,688
Kontoor Brands, Inc., 4.13%, 11/15/29 .... 224 187,049
Levi Strauss & Co., 3.50%, 03/01/31 ..... 580 479,950
1,890,267
Trading Companies & Distributors — 1.4%
(c)
Beacon Roofing Supply, Inc., 4.13%, 05/15/29 251 222,135
Fortress Transportation & Infrastructure
Investors LLC
6.50%, 10/01/25 ................. 1,500 1,477,745
9.75%, 08/01/27 ................. 573 591,778
5.50%, 05/01/28 ................. 1,457 1,333,160
Foundation Building Materials, Inc., 6.00%,
03/01/29 ..................... 153 127,755
H&E Equipment Services, Inc., 3.88%,
12/15/28 ..................... 75 64,933
Herc Holdings, Inc., 5.50%, 07/15/27 ..... 935 895,868
Imola Merger Corp., 4.75%, 05/15/29 ..... 866 753,165

2023
BlackRock Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock High Yield V.I. Fund
16
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Trading Companies & Distributors (continued)
United Rentals North America, Inc., 6.00%,
12/15/29 ..................... USD 4,288 $ 4,277,454
WESCO Distribution, Inc.
7.13%, 06/15/25 ................. 205 207,160
7.25%, 06/15/28 ................. 874 891,529
10,842,682
Wireless Telecommunication Services — 0.7%
(c)
Connect Finco SARL, 6.75%, 10/01/26 .... 4,213 4,092,156
Liberty Costa Rica Senior Secured Finance,
10.88%, 01/15/31 ............... 244 241,043
Ligado Networks LLC, 15.50%, (15.50% Cash
or 15.50% PIK), 11/01/23
(f)(h)
......... 563 213,809
Vmed O2 UK Financing I plc
4.25%, 01/31/31 ................. 413 333,934
4.75%, 07/15/31 ................. 617 513,035
5,393,977
Total Corporate Bonds — 87.1%
(Cost: $729,551,845) ............................. 687,160,577
Floating Rate Loan Interests
Aerospace & Defense — 0.3%
(f)
Peraton Corp., 1st Lien Term Loan B, (1-mo.
CME Term SOFR at 0.75% Floor + 3.75%),
8.95%
,
 02/01/28 ................. 1,058 1,037,306
Peraton Corp., 2nd Lien Term Loan B1, (3-mo.
CME Term SOFR at 0.75% Floor + 7.75%),
12.98%
,
 02/01/29 ................ 1,195 1,155,689
2,192,995
Beverages — 0.0%
Naked Juice LLC, 2nd Lien Term Loan, (3-mo.
CME Term SOFR at 0.50% Floor + 6.00%),
11.34%
,
 01/24/30
(f)
................ 69 54,337
Broadline Retail — 0.0%
Pug LLC, Term Loan B, (1-mo. CME Term
SOFR + 3.50%), 8.72%
,
 02/12/27
(f)
..... 285 252,368
Capital Markets — 0.1%
(f)
Advisor Group Holdings, Inc., Term Loan
B1, (1-mo. LIBOR USD + 4.50%),
9.69%
,
 07/31/26 ................. 130 130,241
Mercury Borrower, Inc., 2nd Lien Term Loan,
(3-mo. CME Term SOFR at 0.50% Floor +
6.50%), 12.03%
,
 08/02/29 ........... 378 336,339
466,580
Chemicals — 0.3%
(f)
ARC Falcon I, Inc., Term Loan, (1-mo. CME
Term SOFR at 0.50% Floor + 3.75%),
8.95%
,
 09/30/28 ................. 415 386,491
Aruba Investments Holdings, LLC, 2nd Lien
Term Loan, (1-mo. LIBOR USD at 0.75%
Floor + 7.75%), 12.94%
,
 11/24/28 ..... 190 167,464
Ascend Performance Materials Operations
LLC, Term Loan, (6-mo. CME Term SOFR at
0.75% Floor + 4.75%), 9.71%
,
 08/27/26 . 68 66,775
Discovery Purchaser Corp., 1st Lien Term
Loan, (3-mo. CME Term SOFR at 0.50%
Floor + 4.38%), 9.62%
,
 10/04/29 ...... 1,102 1,052,507
Momentive Performance Materials, Inc., Term
Loan, (1-mo. CME Term SOFR + 4.50%),
9.60%
,
 03/29/28 ................. 454 441,758
Security
Par (000)
Par (000) Value
Chemicals (continued)
Nouryon Finance B.V., Term Loan, (3-mo. CME
Term SOFR + 4.00%), 9.32%
,
 04/03/28 .. USD 547 $ 541,016
2,656,011
Commercial Services & Supplies — 0.1%
(f)
Amentum Government Services Holdings
LLC, 1st Lien Term Loan, (1-mo. CME Term
SOFR + 4.00%), 9.22%
,
 01/29/27
(l)
..... 111 108,645
PECF USS Intermediate Holding III Corp., Term
Loan, (3-mo. CME Term SOFR at 0.50%
Floor + 4.25%), 9.52%
,
 12/15/28 ...... 554 451,849
TruGreen Ltd. Partnership, 2nd Lien Term
Loan, (3-mo. LIBOR USD at 0.75% Floor +
8.50%), 13.77%
,
 11/02/28
(l)
.......... 275 156,750
717,244
Construction & Engineering — 0.7%
Brand Industrial Services, Inc., Term Loan,
(1-mo. CME Term SOFR at 1.00% Floor +
4.25%), 9.40% - 9.79%
,
 06/21/24
(f)
..... 5,426 5,350,183
Containers & Packaging — 0.1%
(f)
Mauser Packaging Solutions Holding Co., Term
Loan, (1-mo. CME Term SOFR + 4.00%),
9.11%
,
 08/14/26 ................. 283 281,860
Trident TPI Holdings, Inc., Term Loan B5,
(3-mo. CME Term SOFR at 0.50% Floor +
4.50%), 9.74%
,
 09/15/28 ........... 543 534,768
816,628
Diversified Consumer Services — 0.1%
(f)
Ascend Learning LLC, 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor +
3.50%), 8.70%
,
 12/11/28 ............ 227 213,286
Ascend Learning LLC, 2nd Lien Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor +
5.75%), 10.95%
,
 12/10/29 ........... 284 240,216
WCG Purchaser Corp., 1st Lien Term Loan,
(1-mo. CME Term SOFR at 1.00% Floor +
4.00%), 9.22%
,
 01/08/27 ........... 309 303,241
756,743
Diversified Telecommunication Services — 0.2%
(f)
Radiate Holdco LLC, Term Loan, (1-mo. CME
Term SOFR at 0.75% Floor + 3.25%),
8.48%
,
 09/25/26 ................. 96 79,462
Zayo Group Holdings, Inc., Term Loan,
(1-mo. CME Term SOFR + 3.00%),
8.22%
,
 03/09/27 ................. 1,347 1,054,002
1,133,464
Energy Equipment & Services — 0.0%
Lealand Finance Co. BV, Term Loan,
(1-mo. CME Term SOFR + 3.00%),
8.22%
,
 06/28/24
(f)(l)
................ 25 18,399
Entertainment — 0.0%
EP Purchaser LLC, 1st Lien Term Loan, (3-mo.
CME Term SOFR at 0.50% Floor + 3.50%),
9.00%
,
 11/06/28
(f)
................ 339 330,503
Financial Services — 0.2%
(f)
Altice France SA, Term Loan B14, (3-mo. CME
Term SOFR + 5.50%), 10.49%
,
 08/15/28 . 236 209,432
Deerfield Dakota Holding LLC, 1st Lien Term
Loan, (3-mo. CME Term SOFR at 1.00%
Floor + 3.75%), 8.99%
,
 04/09/27 ...... 336 325,567

Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock High Yield V.I. Fund
Schedule of Investments
17
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Financial Services (continued)
Deerfield Dakota Holding LLC, 2nd Lien Term
Loan, (3-mo. LIBOR USD at 0.75% Floor +
6.75%), 12.29%
,
 04/07/28 ........... USD 426 $ 394,583
White Cap Supply Holdings LLC, Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor +
3.75%), 8.85%
,
 10/19/27 ........... 871 861,863
1,791,445
Food Products — 0.0%
Chobani LLC, Term Loan, (1-mo. CME
Term SOFR at 1.00% Floor + 3.50%),
8.72%
,
 10/25/27
(f)
................ 102 101,117
Health Care Equipment & Supplies — 0.1%
(f)
Bausch + Lomb Corp., Term Loan, (3-mo.
CME Term SOFR at 0.50% Floor + 3.25%),
8.59%
,
 05/10/27 ................. 560 542,023
Chariot Buyer LLC, 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor + 3.25%),
8.45%
,
 11/03/28 ................. 399 389,188
931,211
Health Care Providers & Services — 0.2%
(f)
CNT Holding I Corp., 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.75% Floor +
3.50%), 8.46%
,
 11/08/27 ............ 246 245,143
LifePoint Health, Inc., 1st Lien Term Loan
B, (3-mo. CME Term SOFR + 3.75%),
9.02%
,
 11/16/25 ................. 488 450,552
Quorum Health Corp., Term Loan, (3-mo.
CME Term SOFR at 1.00% Floor + 8.25%),
13.63%
,
 04/29/25 ................ 457 310,767
Surgery Center Holdings, Inc., Term Loan,
(1-mo. CME Term SOFR at 0.75% Floor +
3.75%), 8.90%
,
 08/31/26 ........... 343 341,891
1,348,353
Health Care Technology — 0.9%
(f)
Athenahealth Group, Inc., Delayed Draw Term
Loan, 02/15/29
(m)
................. 500 481,008
Athenahealth Group, Inc., Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor + 3.50%),
8.59%
,
 02/15/29 ................. 4,072 3,913,790
Polaris Newco LLC, 1st Lien Term Loan, (3-mo.
CME Term SOFR at 0.50% Floor + 4.00%),
9.54%
,
 06/02/28 ................. 588 540,399
Verscend Holding Corp., Term Loan B1,
(1-mo. CME Term SOFR + 4.00%),
9.22%
,
 08/27/25 ................. 2,404 2,400,279
7,335,476
Hotels, Restaurants & Leisure — 0.2%
(f)
Fertitta Entertainment LLC, Term Loan B,
(1-mo. CME Term SOFR at 0.50% Floor +
4.00%), 9.10%
,
 01/27/29 ........... 905 891,647
IRB Holding Corp., Term Loan B, (1-mo. CME
Term SOFR at 0.75% Floor + 3.00%),
8.20%
,
 12/15/27 ................. 324 321,824
1,213,471
Security
Par (000)
Par (000) Value
Household Durables — 0.2%
(f)
Hunter Douglas Holding BV, Term Loan B1,
(3-mo. CME Term SOFR at 0.50% Floor +
3.50%), 8.67%
,
 02/26/29 ........... USD 472 $ 446,701
SWF Holdings I Corp., 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.75% Floor +
4.00%), 9.22%
,
 10/06/28 ........... 941 758,987
1,205,688
Insurance — 0.0%
Ryan Specialty Group LLC, Term Loan, (1-mo.
CME Term SOFR at 0.75% Floor + 3.00%),
8.20%
,
 09/01/27
(f)
................ 308 307,607
Interactive Media & Services — 0.0%
Acuris Finance US, Inc., Term Loan, (3-mo.
CME Term SOFR at 0.50% Floor + 4.00%),
9.39%
,
 02/16/28
(f)
................ 194 190,948
IT Services — 0.2%
(f)
Epicor Software Corp., 2nd Lien Term Loan,
(1-mo. CME Term SOFR at 1.00% Floor +
7.75%), 12.95%
,
 07/31/28 ........... 156 155,643
Epicor Software Corp., Term Loan C, (1-mo.
CME Term SOFR at 0.75% Floor + 3.25%),
8.47%
,
 07/30/27 ................. 211 208,126
Gainwell Acquisition Corp., 1st Lien Term Loan
B, (3-mo. CME Term SOFR at 0.75% Floor +
4.00%), 9.34%
,
 10/01/27 ........... 516 507,595
Quartz AcquireCo LLC, Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor + 3.50%),
8.59%
,
 06/28/30
(l)
................ 315 314,606
TierPoint LLC, 1st Lien Term Loan, (3-mo.
LIBOR USD at 0.75% Floor and 0.75% Cap
+ 3.75%), 9.23%
,
 05/05/26 .......... 188 185,979
1,371,949
Leisure Products — 0.0%
Peloton Interactive, Inc., Term Loan, (6-mo.
CME Term SOFR at 0.50% Floor + 7.00%),
12.26%
,
 05/25/27
(f)
............... 219 217,696
Life Sciences Tools & Services — 0.0%
Fortrea Holdings Inc., Term Loan B, 06/12/30
(f)
(m)
........................... 244 243,878
Machinery — 0.5%
(f)
Husky Injection Molding Systems Ltd., Term
Loan, (3-mo. CME Term SOFR + 3.00%),
8.73%
,
 03/28/25 ................. 1,963 1,912,712
Indicor LLC, 1st Lien Term Loan, (3-mo. CME
Term SOFR at 0.50% Floor + 4.50%),
9.74%
,
 11/22/29 ................. 599 595,507
Madison IAQ LLC, Term Loan, (3-mo.
LIBOR USD at 0.50% Floor + 3.25%),
8.30%
,
 06/21/28 ................. 439 429,335
SPX Flow, Inc., Term Loan, (1-mo. CME
Term SOFR at 0.50% Floor + 4.50%),
9.70%
,
 04/05/29 ................. 607 598,164
3,535,718
Media — 0.7%
(f)
AVSC Holding Corp., 2nd Lien Term Loan,
(1-mo. CME Term SOFR at 1.00% Floor +
7.25%), 12.53%
,
 09/01/25 ........... 252 224,429
Clear Channel Outdoor Holdings, Inc., Term
Loan B, (3-mo. CME Term SOFR + 3.50%),
8.81%
,
 08/21/26 ................. 2,900 2,764,784

2023
BlackRock Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock High Yield V.I. Fund
18
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Media (continued)
DirecTV Financing LLC, Term Loan, (1-mo.
CME Term SOFR at 0.75% Floor + 5.00%),
10.22%
,
 08/02/27 ................ USD 1,307 $ 1,275,850
Intelsat Jackson Holdings SA, Term Loan B,
(3-mo. CME Term SOFR at 0.50% Floor +
4.25%), 9.44%
,
 02/01/29 ........... 1,058 1,052,659
5,317,722
Metals & Mining — 0.0%
Grinding Media, Inc., 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.75% Floor +
4.00%), 9.53%
,
 10/12/28
(f)
........... 208 202,172
Oil, Gas & Consumable Fuels — 0.1%
Freeport LNG investments LLLP, Term Loan B,
(3-mo. CME Term SOFR at 0.50% Floor +
3.50%), 8.75%
,
 12/21/28
(f)
........... 582 569,085
Passenger Airlines — 0.4%
(f)
AAdvantage Loyalty IP Ltd., Term Loan, (3-mo.
CME Term SOFR at 0.75% Floor + 4.75%),
10.00%
,
 04/20/28 ................ 1,767 1,802,329
Air Canada, Term Loan, (3-mo. LIBOR USD at
0.75% Floor + 3.50%), 8.84%
,
 08/11/28 .. 140 139,500
SkyMiles IP Ltd., Term Loan, (3-mo. CME
Term SOFR at 1.00% Floor + 3.75%),
8.80%
,
 10/20/27 ................. 442 458,306
United AirLines, Inc., Term Loan B, (3-mo.
CME Term SOFR at 0.75% Floor + 3.75%),
9.29%
,
 04/21/28 ................. 1,043 1,040,613
3,440,748
Pharmaceuticals — 0.0%
Amneal Pharmaceuticals LLC, Term Loan,
(1-mo. CME Term SOFR + 3.50%),
8.72%
,
 05/04/25
(f)
................ 149 143,178
Professional Services — 0.1%
(f)
CoreLogic, Inc., 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor + 3.50%),
8.75%
,
 06/02/28 ................. 273 246,384
Dun & Bradstreet Corp. (The), Term Loan
B2, (1-mo. CME Term SOFR + 3.25%),
8.33%
,
 01/18/29 ................. 418 416,146
Galaxy US Opco, Inc., 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor +
4.75%), 9.85%
,
 04/29/29
(l)
........... 274 256,809
919,339
Software — 1.7%
(f)
Banff Guarantor, Inc., 2nd Lien Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor +
5.50%), 10.72%
,
 02/27/26 ........... 1,325 1,286,350
Boxer Parent Co., Inc., Term Loan, (1-mo. CME
Term SOFR + 3.75%), 8.97%
,
 10/02/25 .. 427 422,864
Central Parent, Inc., 1st Lien Term Loan, (3-mo.
CME Term SOFR at 0.50% Floor + 4.25%),
9.49%
,
 07/06/29 ................. 207 206,244
Cloud Software Group, Inc., 1st Lien Term Loan
B, (3-mo. CME Term SOFR at 0.50% Floor +
4.50%), 9.84%
,
 03/30/29 ........... 1,693 1,580,612
Cloudera, Inc., 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor + 3.75%),
8.95%
,
 10/08/28 ................. 420 408,746
Security
Par (000)
Par (000) Value
Software (continued)
Cloudera, Inc., 2nd Lien Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor + 6.00%),
11.25%
,
 10/08/29
(l)
................ USD 712 $ 640,731
Delta Topco, Inc., 1st Lien Term Loan, (6-mo.
CME Term SOFR at 0.75% Floor + 3.75%),
9.07%
,
 12/01/27 ................. 499 481,855
Helios Software Holdings, Inc., Term Loan,
(3-mo. CME Term SOFR + 3.75%),
9.14%
,
 03/11/28 ................. 239 236,164
Magenta Buyer LLC, 1st Lien Term Loan, (3-
mo. LIBOR USD at 0.75% Floor + 4.75%),
10.03%
,
 07/27/28 ................ 1,286 964,120
Magenta Buyer LLC, 2nd Lien Term Loan,
(3-mo. CME Term SOFR at 0.75% Floor +
8.25%), 13.53%
,
 07/27/29 ........... 830 535,350
McAfee Corp., Term Loan B1, (1-mo. CME
Term SOFR at 0.50% Floor + 3.75%),
8.96%
,
 03/01/29 ................. 1,149 1,096,947
MH Sub I LLC, 1st Lien Term Loan,
(1-mo. CME Term SOFR + 4.25%),
9.35%
,
 05/03/28 ................. 1,762 1,687,996
MH Sub I LLC, 2nd Lien Term Loan,
(1-mo. CME Term SOFR + 6.25%),
11.35%
,
 02/23/29 ................ 103 89,289
Planview Parent, Inc., 2nd Lien Term Loan,
(3-mo. CME Term SOFR at 0.75% Floor +
7.25%), 12.59%
,
 12/18/28 ........... 288 253,440
Proofpoint, Inc., 2nd Lien Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor + 6.25%),
11.47%
,
 08/31/29 ................ 738 713,931
Sabre GLBL, Inc., Term Loan B1, (1-mo. CME
Term SOFR at 0.50% Floor + 3.50%),
8.77%
,
 12/17/27 ................. 115 89,271
Sabre GLBL, Inc., Term Loan B2, (1-mo. CME
Term SOFR at 0.50% Floor + 3.50%),
8.77%
,
 12/17/27 ................. 179 139,321
Sophia LP, 1st Lien Term Loan B, (3-mo.
LIBOR USD at 0.50% Floor + 3.50%),
9.04%
,
 10/07/27 ................. 1,369 1,352,549
Sovos Compliance LLC, 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor +
4.50%), 9.72%
,
 08/11/28 ............ 355 342,269
UKG, Inc., 1st Lien Term Loan, (3-mo. CME
Term SOFR + 3.75%), 8.90%
,
 05/04/26 .. 164 161,426
UKG, Inc., 2nd Lien Term Loan, (3-mo. CME
Term SOFR at 0.50% Floor + 5.25%),
10.62%
,
 05/03/27 ................ 958 926,588
13,616,063
Textiles, Apparel & Luxury Goods — 0.0%
Hanesbrands, Inc., Term Loan B, (1-mo. CME
Term SOFR at 0.50% Floor + 3.75%),
8.85%
,
 03/08/30
(f)(l)
................ 219 219,999
Trading Companies & Distributors — 0.1%
SRS Distribution, Inc., Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor + 3.50%),
8.70%
,
 06/02/28
(f)
................ 486 473,693

Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock High Yield V.I. Fund
Schedule of Investments
19
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Transportation Infrastructure — 0.1%
(f)
Apple Bidco LLC, 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor + 4.00%),
9.10%
,
 09/22/28 ................. USD 395 $ 392,539
Brown Group Holdings LLC, Facility Term Loan
B2, (3-mo. CME Term SOFR at 0.50% Floor
+ 3.75%), 8.80% - 9.01%
,
 07/02/29 .... 257 256,662
649,201
Wireless Telecommunication Services — 0.2%
(f)
Digicel International Finance Ltd., 1st Lien
Term Loan B, (3-mo. LIBOR USD + 3.25%),
8.98%
,
 05/27/24 ................. 1,201 1,099,141
Digicel International Work Fee, 1st Lien Term
Loan, 8.41%
,
 05/27/24 ............. 52 47,511
1,146,652
Total Floating Rate Loan Interests — 7.8%
(Cost: $63,253,590) .............................. 61,237,864
Foreign Agency Obligations
France — 0.1%
Electricite de France SA, (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
5.41%), 9.13%
(c)(f)(g)
............... 478 490,180
Total Foreign Agency Obligations — 0.1%
(Cost: $478,000) ................................ 490,180
Preferred Securities
Capital Trusts — 0.9%
Banks — 0.2%
(b)(f)(g)
Citigroup, Inc.
Series P, (3-mo. CME Term SOFR + 4.17%),
5.95% ...................... 220 210,986
Series Y, (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 3.00%),
4.15% ...................... 5 4,023
JPMorgan Chase & Co., Series Q, (3-mo.
LIBOR USD + 3.25%), 8.55% ........ 190 190,712
PNC Financial Services Group, Inc. (The)
Series V, (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 3.24%),
6.20% ...................... 629 586,322
Series W, (7-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.81%),
6.25% ...................... 606 544,037
1,536,080
Capital Markets — 0.1%
Goldman Sachs Group, Inc. (The), Series R, (5-
Year US Treasury Yield Curve Rate T Note
Constant Maturity + 3.22%), 4.95%
(b)(f)(g)
.. 921 868,254
Security
Par (000)
Par (000) Value
Consumer Finance — 0.2%
(f)(g)
American Express Co., (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
2.85%), 3.55% .................. USD 1,505 $ 1,249,150
General Motors Financial Co., Inc., Series C,
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 5.00%), 5.70%
(b)
210 184,347
1,433,497
Electric Utilities — 0.2%
(f)(g)
Edison International
Series A, (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 4.70%),
5.38%
(b)
..................... 900 786,510
Series B, (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 3.90%),
5.00% ...................... 385 332,602
NRG Energy, Inc., (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
5.92%), 10.25%
(c)
................ 928 875,076
1,994,188
Independent Power and Renewable Electricity Producers — 0.1%
Vistra Corp., (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 5.74%),
7.00%
(b)(c)(f)(g)
.................... 516 450,210
Oil, Gas & Consumable Fuels — 0.1%
Energy Transfer LP, Series H, (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 5.69%), 6.50%
(f)(g)
......... 950 862,904
Total Preferred Securities — 0.9%
(Cost: $7,950,766) .............................. 7,145,133
Total Long-Term Investments — 96.3%
(Cost: $804,796,692) ............................. 759,312,755
Shares
Shares
Short-Term Securities
Money Market Funds — 2.7%
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 4.98%
(n)(o)
................. 21,524,492 21,524,492
Total Short-Term Securities — 2.7%
(Cost: $21,524,492) .............................. 21,524,492
Total Investments — 99.0%
(Cost: $826,321,184 ) ............................. 780,837,247
Other Assets Less Liabilities — 1.0% ................... 8,056,156
Net Assets — 100.0% ..............................
$ 788,893,403
(a)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $211,320, representing less than 0.05% of its net assets as of period end, and an original cost of $552,653.
(b)
Non-income producing security.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)
Issuer filed for bankruptcy and/or is in default.
(f)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(g)
Perpetual security with no stated maturity date.
(h)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(i)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(j)
Convertible security.

2023
BlackRock Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock High Yield V.I. Fund
20
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended June 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
(k)
Zero-coupon bond.
(l)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(m)
Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(n)
Affiliate of the Fund.
(o)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
12/31/22
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
06/30/23
Shares
Held at
06/30/23 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class ... $ 18,647,211 $ 2,877,281
(a)
$ — $ — $ — $ 21,524,492 21,524,492 $ 425,311 $ —
— —
(a)
Represents net amount purchased (sold).
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock High Yield V.I. Fund
Schedule of Investments
21
Derivative Financial Instruments Categorized by Risk Exposure
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
U.S. Treasury 10-Year Note ................................................... 58 09/20/23 $ 6,513 $ (66,239)
Short Contracts
S&P 500 E-Mini Index ....................................................... 27 09/15/23 6,059 (97,454)
$ (163,693)
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 3,092,919 EUR 2,818,463 BNP Paribas SA 09/20/23 $ 5,338
USD 1,755,521 EUR 1,599,537 Toronto Dominion Bank 09/20/23 3,254
USD 275,693 GBP 215,000 BNP Paribas SA 09/20/23 2,586
$ 11,178
As of period end, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency
exchange contracts ...................... $ — $ — $ — $ 11,178 $ — $ — $ 11,178
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
...... $ — $ — $ 97,454 $ — $ 66,239 $ — $ 163,693
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statement of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the period ended June 30, 2023, the effect of derivative financial instruments in the Statement of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts ....................... $ — $ — $ (490,142) $ — $ (381,844) $ — $ (871,986)
Forward foreign currency exchange contracts .... — — — (35,925) — — (35,925)
Swaps .............................. — 289,905 — — — — 289,905
$ — $ 289,905 $ (490,142) $ (35,925) $ (381,844) $ — $ (618,006)
Net Change in Unrealized Appreciation
(Depreciation) on
Futures contracts ....................... $ — $ — $ (319,062) $ — $ (182,460) $ — $ (501,522)
Forward foreign currency exchange contracts .... — — — 23,425 — — 23,425
Swaps .............................. — (74,717) — — — — (74,717)
$ — $ (74,717) $ (319,062) $ 23,425 $ (182,460) $ — $ (552,814)

2023
BlackRock Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock High Yield V.I. Fund
22
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments — Offsetting as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 3,256,609
Average notional value of contracts — short ................................................................................. $ 14,372,659
Forward foreign currency exchange contracts
Average amounts purchased — in USD .................................................................................... $ 4,445,442
Credit default swaps
Average notional value — sell protection ................................................................................... $ 4,693,009
The Fund's derivative assets and liabilities (by type) were as follows:
Assets
Liabilities
Derivative Financial Instruments $ —
Futures contracts .................................................................................... $ 8,157 $ 69,086
Forward foreign currency exchange contracts ................................................................. 11,178 —
Total derivative assets and liabilities in the Statement of Assets and Liabilities .............................................
$ 19,335 $ 69,086
Derivatives not subject to a Master Netting Agreement or similar agreement ("MNA") ........................................
(8,157) (69,086)
Total derivative assets and liabilities subject to an MNA ............................................................
$ 11,178 $ —
The following table presents the Fund's derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received by the Fund:
Counterparty
Derivative
Assets
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
Non-cash
Collateral
Received
Cash
Collateral
Received
Net Amount
of Derivative
Assets
(a)(b)
BNP Paribas SA ................................. $ 7,924 $ — $ — $ — $ 7,924
Toronto Dominion Bank ............................ 3,254 — — — 3,254
$ 11,178 $ — $ — $ — $ 11,178
(a)
Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(b)
Net amount represents the net amount receivable from the counterparty in the event of default.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks
Capital Markets ........................................ $ — $ 211,320 $ — $ 211,320
Chemicals ............................................ 360,595 — — 360,595
Energy Equipment & Services .............................. 3,370 — — 3,370
Financial Services ...................................... 133,340 — — 133,340
Ground Transportation ................................... 272,791 — — 272,791
Hotels, Restaurants & Leisure .............................. 480,579 — — 480,579
IT Services ........................................... 63,429 — — 63,429
Metals & Mining ........................................ 1,007,765 — — 1,007,765
Pharmaceuticals ....................................... 339,422 — — 339,422
Software ............................................. 406,390 — — 406,390
Corporate Bonds ........................................ — 687,160,577 — 687,160,577
Floating Rate Loan Interests

Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock High Yield V.I. Fund
Schedule of Investments
23
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Aerospace & Defense .................................... $ — $ 2,192,995 $ — $ 2,192,995
Beverages ........................................... — 54,337 — 54,337
Broadline Retail ........................................ — 252,368 — 252,368
Capital Markets ........................................ — 466,580 — 466,580
Chemicals ............................................ — 2,656,011 — 2,656,011
Commercial Services & Supplies ............................. — 451,849 265,395 717,244
Construction & Engineering ................................ — 5,350,183 — 5,350,183
Containers & Packaging .................................. — 816,628 — 816,628
Diversified Consumer Services .............................. — 756,743 — 756,743
Diversified Telecommunication Services ........................ — 1,133,464 — 1,133,464
Energy Equipment & Services .............................. — — 18,399 18,399
Entertainment ......................................... — 330,503 — 330,503
Financial Services ...................................... — 1,791,445 — 1,791,445
Food Products ......................................... — 101,117 — 101,117
Health Care Equipment & Supplies ........................... — 931,211 — 931,211
Health Care Providers & Services ............................ — 1,348,353 — 1,348,353
Health Care Technology .................................. — 7,335,476 — 7,335,476
Hotels, Restaurants & Leisure .............................. — 1,213,471 — 1,213,471
Household Durables ..................................... — 1,205,688 — 1,205,688
Insurance ............................................ — 307,607 — 307,607
Interactive Media & Services ............................... — 190,948 — 190,948
IT Services ........................................... — 1,057,343 314,606 1,371,949
Leisure Products ....................................... — 217,696 — 217,696
Life Sciences Tools & Services .............................. — 243,878 — 243,878
Machinery ............................................ — 3,535,718 — 3,535,718
Media ............................................... — 5,317,722 — 5,317,722
Metals & Mining ........................................ — 202,172 — 202,172
Oil, Gas & Consumable Fuels ............................... — 569,085 — 569,085
Passenger Airlines ...................................... — 3,440,748 — 3,440,748
Pharmaceuticals ....................................... — 143,178 — 143,178
Professional Services .................................... — 662,530 256,809 919,339
Software ............................................. — 12,975,332 640,731 13,616,063
Textiles, Apparel & Luxury Goods ............................ — — 219,999 219,999
Trading Companies & Distributors ............................ — 473,693 — 473,693
Transportation Infrastructure ............................... — 649,201 — 649,201
Wireless Telecommunication Services ......................... — 1,146,652 — 1,146,652
Foreign Agency Obligations ................................. — 490,180 — 490,180
Preferred Securities ....................................... — 7,145,133 — 7,145,133
Short-Term Securities
Money Market Funds ...................................... 21,524,492 — — 21,524,492
$ 24,592,173 $ 754,529,135 $ 1,715,939 $ 780,837,247
Derivative Financial Instruments
(a)
Assets
Foreign currency exchange contracts ............................ $ — $ 11,178 $ — $ 11,178
Liabilities
Equity contracts ........................................... (97,454) — — (97,454)
Interest rate contracts ....................................... (66,239) — — (66,239)
$ (163,693) $ 11,178 $ — $ (152,515)
(a)
Derivative financial instruments are futures contracts and forward foreign currency exchange contracts. Futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Fair Value Hierarchy as of Period End (continued)

Statement of Assets and Liabilities
(unaudited)
June 30, 2023
2023
BlackRock Semi-Annual Report to Shareholders
24
BlackRock High
Yield V.I. Fund
ASSETS
Investments, at value — unaffiliated
(a)
........................................................................................ $ 759,312,755
Investments, at value — affiliated
(b)
.......................................................................................... 21,524,492
Cash ............................................................................................................. 559,677
Cash pledged: –
Futures contracts .................................................................................................... 429,000
Foreign currency, at value
(c)
............................................................................................... 19,856
Receivables: –
Investments sold .................................................................................................... 1,655,646
Capital shares sold ................................................................................................... 2,481,583
Dividends — affiliated ................................................................................................. 93,746
Interest — unaffiliated ................................................................................................. 12,032,833
Variation margin on futures contracts ....................................................................................... 8,157
Unrealized appreciation on: –
Forward foreign currency exchange contracts ................................................................................. 11,178
Prepaid expenses ..................................................................................................... 9,614
Total assets .........................................................................................................
798,138,537
LIABILITIES
Payables: –
Investments purchased ................................................................................................ 4,163,524
Capital shares redeemed ............................................................................................... 95,692
Distribution fees ..................................................................................................... 102,410
Income dividend distributions ............................................................................................ 4,083,663
Investment advisory fees .............................................................................................. 283,056
Professional fees .................................................................................................... 42,002
Variation margin on futures contracts ....................................................................................... 69,086
Other accrued expenses ............................................................................................... 405,701
Total liabilities ........................................................................................................
9,245,134
Commitments and contingent liabilities
$ –
NET ASSETS ........................................................................................................
$ 788,893,403
NET ASSETS CONSIST OF:
Paid-in capital ........................................................................................................ $ 880,016,091
Accumulated loss ..................................................................................................... (91,122,688)
NET ASSETS ........................................................................................................
$ 788,893,403
(a)
  Investments, at cost — unaffiliated ........................................................................................ $ 804,796,692
(b)
  Investments, at cost — affiliated .......................................................................................... $ 21,524,492
(c)
  Foreign currency, at cost ............................................................................................... $ 19,589
See notes to financial statements.

Statement of Assets and Liabilities
(unaudited) (continued)
June 30, 2023
25
Financial Statements
See notes to financial statements.
BlackRock High
Yield V.I. Fund
NET ASSET VALUE
Class I
Net assets .........................................................................................................
$ 249,485,159
Shares outstanding ..................................................................................................
37,810,669
Net asset value .....................................................................................................
$ 6.60
Shares authorized ...................................................................................................
300 million
Par value .........................................................................................................
$ 0.10
Class III
Net assets .........................................................................................................
$ 539,408,244
Shares outstanding ..................................................................................................
81,788,586
Net asset value .....................................................................................................
$ 6.60
Shares authorized ...................................................................................................
200 million
Par value .........................................................................................................
$ 0.10

Statement of Operations
(unaudited)
Six Months Ended June 30, 2023
2023
BlackRock Semi-Annual Report to Shareholders
26
See notes to financial statements.
BlackRock High
Yield V.I. Fund
INVESTMENT INCOME
Dividends — unaffiliated ............................................................................................... $ 178
Dividends — affiliated ................................................................................................. 425,311
Interest — unaffiliated ................................................................................................. 23,579,166
Total investment income .................................................................................................
24,004,655
EXPENSES
Investment advisory .................................................................................................. 1,579,780
Distribution — class specific ............................................................................................ 631,836
Transfer agent — class specific .......................................................................................... 511,942
Accounting services .................................................................................................. 83,492
Professional ....................................................................................................... 45,043
Custodian ......................................................................................................... 14,486
Printing and postage ................................................................................................. 13,724
Registration ....................................................................................................... 13,009
Directors and Officer ................................................................................................. 5,283
Transfer agent ...................................................................................................... 2,861
Miscellaneous ...................................................................................................... 8,172
Total expenses .......................................................................................................
2,909,628
Less: –
Fees waived and/or reimbursed by the Manager ............................................................................... (6,777)
Transfer agent fees reimbursed by the Manager — class specific .................................................................... (326,479)
Total expenses after fees waived and/or reimbursed ..............................................................................
2,576,372
Net investment income ..................................................................................................
21,428,283
REALIZED AND UNREALIZED GAIN (LOSS) $ 15,456,882
Net realized gain (loss) from: $ –
Investments — unaffiliated ........................................................................................... (13,817,047)
Forward foreign currency exchange contracts ............................................................................... (35,925)
Foreign currency transactions ......................................................................................... (5,623)
Futures contracts .................................................................................................. (871,986)
Swaps ......................................................................................................... 289,905
A
(14,440,676)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ........................................................................................... 30,418,898
Forward foreign currency exchange contracts ............................................................................... 23,425
Foreign currency translations .......................................................................................... (558)
Futures contracts .................................................................................................. (501,522)
Swaps ......................................................................................................... (74,717)
Unfunded floating rate loan interests ..................................................................................... 32,033
A
29,897,559
Net realized and unrealized gain ...........................................................................................
15,456,883
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..................................................................
$ 36,885,166

Statements of Changes in Net Assets
27
Financial Statements
See notes to financial statements.
BlackRock High Yield V.I. Fund
Six Months Ended
06/30/23 (unaudited)
Year Ended
12/31/22
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .............................................................................. $ 21,428,283  $ 35,545,985
Net realized loss .................................................................................. (14,440,676) (29,228,628)
Net change in unrealized appreciation (depreciation) .......................................................... 29,897,559  (92,780,449)
Net increase (decrease) in net assets resulting from operations ..................................................... 36,885,166  (86,463,092)
DISTRIBUTIONS TO SHAREHOLDERS
(a)
  Class I ........................................................................................ (6,298,607) (10,135,624)
  Class III ....................................................................................... (15,473,707) (26,358,661)
Decrease in net assets resulting from distributions to shareholders ................................................... (21,772,314) (36,494,285)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions ........................................... 106,487,136  (47,378,409)
NET ASSETS
Total increase (decrease) in net assets ..................................................................... 121,599,988  (170,335,786)
Beginning of period .................................................................................. 667,293,415  837,629,201
End of period ......................................................................................
$ 788,893,403  $ 667,293,415
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Highlights
(For a share outstanding throughout each period)
2023
BlackRock Semi-Annual Report to Shareholders
28
BlackRock High Yield V.I. Fund
Class I
Six Months
Ended
06/30/23
(unaudited)
Year Ended
12/31/22
Year Ended
12/31/21
Year Ended
12/31/20
Year Ended
12/31/19
Year Ended
12/31/18
Net asset value, beginning of period ................
$ 6.45  $ 7.59  $ 7.56  $ 7.43  $ 6.80  $ 7.39
Net investment income
(a)
........................
0.21  0.35  0.33  0.37  0.38  0.38
Net realized and unrealized gain (loss) ...............
0.15  (1.13) 0.06  0.14  0.64  (0.57)
Net increase (decrease) from investment operations ....... 0.36  (0.78) 0.39  0.51  1.02  (0.19)
Distributions
(b)
– – – – – –
From net investment income .....................
(0.21) (0.35) (0.34) (0.38) (0.39) (0.40)
From net realized gain ..........................
—  (0.01) (0.02) —  —  —
Total distributions .............................. (0.21) (0.36) (0.36) (0.38) (0.39) (0.40)
Net asset value, end of period ..................... $ 6.60  $ 6.45  $ 7.59  $ 7.56  $ 7.43  $ 6.80
Total Return
(c)
— — — — — —
Based on net asset value ......................... 5.59%
(d)
(10.35)% 5.34% 7.27% 15.29% (2.79)%
Ratios to Average Net Assets
(e)
Total expenses ................................
0.65%
(f)
0.65% 0.67% 0.69% 0.70% 0.77%
Total expenses after fees waived and/or reimbursed .......
0.56%
(f)
0.56% 0.57% 0.58% 0.59% 0.63%
Net investment income ..........................
6.28%
(f)
5.15% 4.38% 5.13% 5.28% 5.30%
Supplemental Data
Net assets, end of period (000) ..................... $ 249,485  $ 175,009  $ 224,592  $ 182,845  $ 178,147  $ 185,736
Portfolio turnover rate ............................ 23% 46% 57% 103% 83% 79%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(d)
Not annualized.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Annualized.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
29
Financial Highlights
BlackRock High Yield V.I. Fund
Class III
Six Months
Ended
06/30/23
(unaudited)
Year Ended
12/31/22
Year Ended
12/31/21
Year Ended
12/31/20
Year Ended
12/31/19
Year Ended
12/31/18
Net asset value, beginning of period ................
$ 6.45  $ 7.59  $ 7.55  $ 7.42  $ 6.80  $ 7.38
Net investment income
(a)
........................
0.20  0.34  0.31  0.35  0.37  0.36
Net realized and unrealized gain (loss) ...............
0.15  (1.14) 0.08  0.14  0.62  (0.56)
Net increase (decrease) from investment operations ....... 0.35  (0.80) 0.39  0.49  0.99  (0.20)
Distributions
(b)
– – – – – –
From net investment income .....................
(0.20) (0.33) (0.33) (0.36) (0.37) (0.38)
From net realized gain ..........................
—  (0.01) (0.02) —  —  —
Total distributions .............................. (0.20) (0.34) (0.35) (0.36) (0.37) (0.38)
Net asset value, end of period ..................... $ 6.60  $ 6.45  $ 7.59  $ 7.55  $ 7.42  $ 6.80
Total Return
(c)
— — — — — —
Based on net asset value ......................... 5.46%
(d)
(10.56)% 5.23% 7.01% 14.86% (2.89)%
Ratios to Average Net Assets
(e)
Total expenses ................................
0.90%
(f)
0.90% 0.91% 0.92% 0.94% 1.02%
Total expenses after fees waived and/or reimbursed .......
0.80%
(f)
0.80% 0.81% 0.82% 0.83% 0.87%
Net investment income ..........................
6.03%
(f)
4.93% 4.13% 4.86% 5.06% 5.05%
Supplemental Data
Net assets, end of period (000) ..................... $ 539,408  $ 492,285  $ 613,037  $ 487,109  $ 397,249  $ 243,871
Portfolio turnover rate ............................ 23% 46% 57% 103% 83% 79%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(d)
Not annualized.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Annualized.
See notes to financial statements.

Notes to Financial Statements
(unaudited)
2023
BlackRock Semi-Annual Report to Shareholders
30
1. ORGANIZATION
BlackRock Variable Series Funds II, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company is organized as a Maryland corporation that is comprised of 2 separate funds. The funds offer shares to insurance companies for their separate accounts to fund benefits under certain variable annuity and variable life insurance contracts. The financial statements presented are for BlackRock High Yield V.I.
Fund (the “Fund”). The Fund is classified as diversified. The Fund offers multiple classes of shares. Class I and Class III Shares have equal voting, dividend, liquidation and other rights, except that only shares of the respective classes are entitled to vote on matters concerning only that class. In addition, Class III Shares bear certain expenses related to the distribution of such shares.
The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, is included in a complex of funds referred to as the BlackRock Fixed-Income Complex.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities and payment-in-kind interest, are recognized daily on an accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets. For convertible securities, premiums attributable to the debt instrument are amortized, but premiums attributable to the conversion feature are not amortized.
Foreign Currency Translation: The Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes.
Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. The Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Collateralization: If required by an exchange or counterparty agreement, the Fund may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-
dealer or custodian as collateral for certain investments.
Distributions: Distributions paid by the Fund are recorded on the ex-dividend dates. Distributions from net investment income are declared daily and paid monthly.
Distributions of capital gains are recorded on the ex-dividend dates and made at least annually. The character and timing of distributions are determined in accordance with
U.S. federal income tax regulations, which may differ from U.S. GAAP.
Deferred Compensation Plan: Under the Deferred Compensation Plan (the “Plan”) approved by the Board of Directors of the Company (the “Board”), the directors who are not “interested persons” of the Fund, as defined in the 1940 Act (“Independent Directors”), may defer a portion of their annual complex-wide compensation. Deferred amounts earn an approximate return as though equivalent dollar amounts had been invested in common shares of certain funds in the BlackRock Fixed-Income Complex selected by the Independent Directors. This has the same economic effect for the Independent Directors as if the Independent Directors had invested the deferred amounts directly in certain funds in the BlackRock Fixed-Income Complex.
The Plan is not funded and obligations thereunder represent general unsecured claims against the general assets of the Fund, as applicable. Deferred compensation liabilities, if any, are included in the Directors’ and Officer’s fees payable in the Statement of Assets and Liabilities and will remain as a liability of the Fund until such amounts are distributed in accordance with the Plan. Net appreciation (depreciation) in the value of participants’ deferral accounts is allocated among the participating funds in the
BlackRock Fixed Income Complex and reflected as Directors and Officer expense on the Statement(s) of Operations. The Directors and Officer expense may be negative as a result of a decrease in value of the deferred accounts.
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
Other: Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.

Notes to Financial Statements
(unaudited) (continued)
31
Notes to Financial Statements
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board has approved the designation of the Fund’s Manager as the valuation designee for the Fund. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies.
If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the
Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:
Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions)
or ask (short positions) price.
Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services. Floating rate loan interests are valued at the mean of the bid prices from one or more independent brokers or dealers as obtained from a third-party pricing service. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-
backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of trading on the NYSE based on that day’s prevailing forward exchange rate for the underlying currencies.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager's policies and procedures as reflecting fair value (“Fair
Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value.
When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation
Committee deems relevant and consistent with the principles of fair value measurement.
For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Valuation Committee and third-party pricing services utilized by the Valuation Committee include one or a combination of, but not limited to, the following inputs.
Investments in series of preferred stock issued by Private Companies are typically valued utilizing market approach in determining the enterprise value of the company.
Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Enterprise valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), current value method or a hybrid of those techniques are used as deemed appropriate under the circumstances. The use of these valuation techniques involve a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.
Standard Inputs Generally Considered By The Valuation Committee And Third-Party Pricing Services
Market approach ........................ (i)         recent market transactions, including subsequent rounds of financing, in the underlying investment or comparable issuers;
(ii)        recapitalizations and other transactions across the capital structure; and
(iii)       market multiples of comparable issuers.
Income approach .......................... (i)         future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks;
(ii)        quoted prices for similar investments or assets in active markets; and
(iii)       other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates.
Cost approach ............................ (i)         audited or unaudited financial statements, investor communications and financial or operational metrics issued by the Private Company;
(ii)        changes in the valuation of relevant indices or publicly traded companies comparable to the Private Company;
(iii)       relevant news and other public sources; and
(iv)       known secondary market transactions in the Private Company’s interests and merger or acquisition activity in companies comparable to the Private Company.

Notes to Financial Statements
(unaudited) (continued)
2023
BlackRock Semi-Annual Report to Shareholders
32
The Private Companies are not subject to the public company disclosure, timing, and reporting standards applicable to other investments held by the Fund. Typically, the most recently available information by a Private Company is as of a date that is earlier than the date the Fund is calculating its NAV. This factor may result in a difference between the value of the investment and the price the Fund could receive upon the sale of the investment.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. SECURITIES AND OTHER INVESTMENTS
Asset-Backed and Mortgage-Backed Securities: Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, a fund may subsequently have to reinvest the proceeds at lower interest rates. If a fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.
For mortgage pass-through securities (the “Mortgage Assets”) there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie
Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.
Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of
God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.
Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.
Capital Securities and Trust Preferred Securities: Capital securities, including trust preferred securities, are typically issued by corporations, generally in the form of interest-bearing notes with preferred securities characteristics. In the case of trust preferred securities, an affiliated business trust of a corporation issues these securities, generally in the form of beneficial interests in subordinated debentures or similarly structured securities. The securities can be structured with either a fixed or adjustable coupon that can have either a perpetual or stated maturity date. For trust preferred securities, the issuing bank or corporation pays interest to the trust, which is then distributed to holders of these securities as a dividend. Dividends can be deferred without creating an event of default or acceleration, although maturity cannot take place unless all cumulative payment obligations have been met. The deferral of payments does not affect the purchase or sale of these securities in the open market. These securities generally are rated below that of the issuing company’s senior debt securities and are freely callable at the issuer’s option.
Floating Rate Loan Interests: Floating rate loan interests are typically issued to companies (the “borrower”) by banks, other financial institutions, or privately and publicly offered corporations (the “lender”). Floating rate loan interests are generally non-investment grade, often involve borrowers whose financial condition is troubled or uncertain and companies that are highly leveraged or in bankruptcy proceedings. In addition, transactions in floating rate loan interests may settle on a delayed basis, which may result in proceeds from the sale not being readily available for a fund to make additional investments or meet its redemption obligations. Floating rate loan interests may include fully funded term loans or revolving lines of credit. Floating rate loan interests are typically senior in the corporate capital structure of the borrower. Floating rate loan interests generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. Since the rates reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause some fluctuations in the NAV of a fund to the extent that it invests in

Notes to Financial Statements
(unaudited) (continued)
33
Notes to Financial Statements
floating rate loan interests. The base lending rates are generally the lending rate offered by one or more European banks, such as the Secured Overnight Financing Rate
(“SOFR”), the prime rate offered by one or more U.S. banks or the certificate of deposit rate. Floating rate loan interests may involve foreign borrowers, and investments may be denominated in foreign currencies. These investments are treated as investments in debt securities for purposes of a fund’s investment policies.
When a fund purchases a floating rate loan interest, it may receive a facility fee and when it sells a floating rate loan interest, it may pay a facility fee. On an ongoing basis, a fund may receive a commitment fee based on the undrawn portion of the underlying line of credit amount of a floating rate loan interest. Facility and commitment fees are typically amortized to income over the term of the loan or term of the commitment, respectively. Consent and amendment fees are recorded to income as earned. Prepayment penalty fees, which may be received by a fund upon the prepayment of a floating rate loan interest by a borrower, are recorded as realized gains. A fund may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.
Floating rate loan interests are usually freely callable at the borrower’s option. A fund may invest in such loans in the form of participations in loans (“Participations”) or assignments (“Assignments”) of all or a portion of loans from third parties. Participations typically will result in a fund having a contractual relationship only with the lender, not with the borrower. A fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the Participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing Participations, a fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of offset against the borrower. A fund may not benefit directly from any collateral supporting the loan in which it has purchased the Participation. As a result, a fund assumes the credit risk of both the borrower and the lender that is selling the Participation. A fund’s investment in loan participation interests involves the risk of insolvency of the financial intermediaries who are parties to the transactions. In the event of the insolvency of the lender selling the
Participation, a fund may be treated as a general creditor of the lender and may not benefit from any offset between the lender and the borrower. Assignments typically result in a fund having a direct contractual relationship with the borrower, and a fund may enforce compliance by the borrower with the terms of the loan agreement.
5. Derivative Financial Instruments
The Fund engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Fund and/or to manage its exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedule of Investments. These contracts may be transacted on an exchange or over-the-counter (“OTC”).
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk) .
Futures contracts are exchange-traded agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statement of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statement of Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
Forward Foreign Currency Exchange Contracts : Forward foreign currency exchange contracts are entered into to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).
A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the Fund are denominated and in some cases, may be used to obtain exposure to a particular market. The contracts are traded OTC and not on an organized exchange.
The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. When
a contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a forward foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies, and such value may exceed the amount(s) reflected in the Statement of Assets and Liabilities. Cash amounts pledged for forward foreign currency exchange contracts are considered restricted and are included in cash pledged as collateral for OTC derivatives in the Statement of Assets and Liabilities.
A Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund.
Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Fund and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).
For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Statement of
Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC Swaps in the Statement of Assets and Liabilities. Payments received or paid are recorded in the Statement of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.

Notes to Financial Statements
(unaudited) (continued)
2023
BlackRock Semi-Annual Report to Shareholders
34
In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the CCP becomes the Fund’s counterparty on the swap. The Fund is required to interface with the CCP through the broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited is shown as cash pledged for centrally cleared swaps in the Statement of Assets and
Liabilities. Amounts pledged, which are considered restricted cash, are included in cash pledged for centrally cleared swaps in the Statement of Assets and Liabilities.
Pursuant to the contract, the Fund agrees to receive from or pay to the broker variation margin. Variation margin is recorded as unrealized appreciation (depreciation) and shown as variation margin receivable (or payable) on centrally cleared swaps in the Statement of Assets and Liabilities. Payments received from (paid to) the counterparty are amortized over the term of the contract and recorded as realized gains (losses) in the Statement of Operations, including those at termination.
Credit default swaps — Credit default swaps are entered into to manage exposure to the market or certain sectors of the market, to reduce risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which a fund is not otherwise exposed (credit risk).
The Fund may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. Credit default swaps are agreements in which the protection buyer pays fixed periodic payments to the seller in consideration for a promise from the protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation acceleration, repudiation, moratorium or restructuring). As a buyer, if an underlying credit event occurs, the Fund will either (i) receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index, or (ii) receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. As a seller (writer), if an underlying credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.
Swap transactions involve, to varying degrees, elements of interest rate, credit and market risks in excess of the amounts recognized in the Statement of Assets and
Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.
Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help it mitigate its counterparty risk, the Fund may enter into an
International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master
Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
Collateral Requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund(s) and the counterparty.
Cash collateral that has been pledged to cover obligations of the Fund and cash collateral received from the counterparty, if any, is reported separately in the Statement of
Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Fund, if any, is noted in the Schedule of
Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Fund. Any additional required collateral is delivered to/pledged by the Fund on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Fund from the counterparties are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Fund has delivered collateral to a counterparty and stands ready to perform under the terms of its agreement with such counterparty, the Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statement of Assets and Liabilities.
6. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Company, on behalf of the Fund, entered into an Investment Advisory Agreement with the Manager, the Fund’s investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory and administrative services. The Manager is responsible for the management of the Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund.

Notes to Financial Statements
(unaudited) (continued)
35
Notes to Financial Statements
For such services, the Fund pays the Manager a monthly fee based on a percentage of the aggregate average daily net assets of the Fund and BlackRock Total Return V.I.
Fund, a series of the Company, at the following annual rates:
For the six months ended June 30, 2023, the aggregate average daily net assets of the Fund and BlackRock Total Return V.I. Fund were approximately $1,505,459,117.
The Manager entered into a sub-advisory agreement with BlackRock International Limited (“BIL”) an affiliate of the Manager. The Manager pays BIL for services it provides for that portion of the Fund for which BIL acts as sub-adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by the Fund to the Manager.
Distribution Fees:  The Company , on behalf of the Fund, entered into a Distribution Agreement and a Distribution Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing distribution fees. The fees are accrued daily and paid monthly at an annual rate of  0.25 % based upon the average daily net assets attributable to Class III.
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder distribution services to the Fund. The ongoing distribution fee compensates BRIL and each broker-dealer for providing shareholder distribution related services to shareholders.
For the six months ended June 30, 2023, the class specific distribution fees borne directly by Class III were $631,836.
Transfer Agent: On behalf of the Fund, the Manager entered into agreements with insurance companies and other financial intermediaries (“Service Organizations”), some of which may be affiliates. Pursuant to these agreements, the Service Organizations provide the Fund with administrative, networking, recordkeeping, sub-transfer agency and shareholder services to underlying investor accounts. For these services, the Service Organizations receive an annual fee per shareholder account, which will vary depending on share class and/or net assets of Fund shareholders serviced by the Service Organizations which is shown as transfer agent – class specific in the Statement of Operations . For the six months ended June 30, 2023 , the Fund did not pay any amounts to affiliates in return for these services.
In addition, the Fund pays the transfer agent, which is not an affiliate, a fee for the issuance, transfer and redemption of shares and the opening and maintenance of shareholder accounts, which is included in transfer agent in the Statement of Operations.
For the six months ended June 30, 2023, the following table shows the class specific transfer agent fees borne directly by each share class of the Fund:
Expense Limitations, Waivers and Reimbursements: The Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2024. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Directors , or by a vote of a majority of the outstanding voting securities of the Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the six months ended
June 30, 2023, the amount waived was $6,777.
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2024. The contractual agreement may be terminated upon 90 days’
notice by a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. For the six months ended June 30, 2023, there were no fees waived and/or reimbursed by the Manager pursuant to this arrangement.
The Manager has contractually agreed to reimburse certain transfer agent fees in order to limit such expenses to a percentage of average daily net assets as follows:
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2024, unless approved by the Board, including a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. These amounts are included in transfer agent fees reimbursed by the
Manager – class specific in the Statement of Operations. For the six months ended June 30, 2023, class specific expense reimbursements were as follows:
Average Daily Net Assets
Investment
Advisory Fees
First $250 million ....................................................................................................... 0.55%
$250 million- $500 million ................................................................................................. 0.50
$500 million- $750 million ................................................................................................. 0.45
Greater than $750 million ................................................................................................. 0.40
Class I Class III Total
Transfer agent fees - class specific .................................................................... $ 148,137 $ 363,805 $ 511,942
Class I ................................................................................................................
0.06%
Class III ...............................................................................................................
0.05
Share Class
Transfer Agent Fees
Reimbursed by the Manager -
Class Specific
Class I ....................................................................................................... $ 89,041
Class III ...................................................................................................... 237,438
$ 326,479

Notes to Financial Statements
(unaudited) (continued)
2023
BlackRock Semi-Annual Report to Shareholders
36
The Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business
(“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2024, unless approved by the Board, including a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. For the six months ended June 30, 2023, there were no fees waived and/or reimbursed by the Manager pursuant to this agreement.
Interfund Lending: In accordance with an exemptive order (the “Order”) from the U.S. Securities and Exchange Commission (“SEC”), the Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Fund’s investment policies and restrictions. The Fund is currently permitted to borrow under the Interfund Lending Program.
A lending BlackRock fund may lend in aggregate up to 15% of its net assets but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund
Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.
During the period ended June 30, 2023, the Fund did not participate in the Interfund Lending Program.
Directors and Officers:  Certain directors and/or officers of the Company are directors and/or officers of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the  Company's Chief Compliance Officer, which is included in Directors and Officer in the Statement of Operations.
7. PURCHASES AND SALES
For the six months ended June 30, 2023, purchases and sales of investments, including paydowns and excluding short-term securities, were $251,416,071 and $158,172,558, respectively.
8. INCOME TAX INFORMATION
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Fund as of June 30, 2023, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements.
As of December 31, 2022 , the Fund had non-expiring capital loss carryforwards available to offset future realized capital gains of $27,597,328.
As of June 30, 2023, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
9. BANK BORROWINGS
The Company, on behalf of the Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.50 billion credit agreement with a group of lenders. Under this agreement, the Fund may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Fund, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b)
the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily SOFR (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in April 2024 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the six months ended June 30, 2023, the Fund did not borrow under the credit agreement.
Class I Class III
Expense Limitations .................................................................................. 1.25% 1.50%
Fund Name Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
BlackRock High Yield V.I. Fund ........................................ $ 830,053,762 $ 1,871,355 $ (51,240,385) $ (49,369,030)

Notes to Financial Statements
(unaudited) (continued)
37
Notes to Financial Statements
10.  PRINCIPAL RISKS
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments.
The Fund’s prospectus provides details of the risks to which the Fund is subject.
Market Risk: The Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force the Fund to reinvest in lower yielding securities. The Fund may also be exposed to reinvestment risk, which is the risk that income from the Fund’s portfolio will decline if the Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below the Fund portfolio’s current earnings rate.
Infectious Illness Risk: An outbreak of an infectious illness, such as the COVID-19 pandemic, may adversely impact the economies of many nations and the global economy, and may impact individual issuers and capital markets in ways that cannot be foreseen. An infectious illness outbreak may result in, among other things, closed international borders, prolonged quarantines, supply chain disruptions, market volatility or disruptions and other significant economic, social and political impacts.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Fund may invest in illiquid investments. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.
The price the Fund could receive upon the sale of any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by the Fund, and the Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures and centrally cleared swaps, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its Schedule of Investments.
The Fund invests a significant portion of its assets in high yield securities. High yield securities that are rated below investment-grade (commonly referred to as “junk bonds”)
or are unrated may be deemed speculative, involve greater levels of risk than higher-rated securities of similar maturity and are more likely to default. High yield securities may be issued by less creditworthy issuers, and issuers of high yield securities may be unable to meet their interest or principal payment obligations. High yield securities are subject to extreme price fluctuations, may be less liquid than higher rated fixed-income securities, even under normal economic conditions, and frequently have redemption features.
The Fund invests a significant portion of its assets in fixed-income securities and/or uses derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Fund(s) may be subject to a greater risk of rising interest rates due to the period of historically low interest rates that ended in March 2022. The Federal Reserve has recently been raising the federal funds rate as part of its efforts to address inflation. There is a risk that interest rates will continue to rise, which will likely drive down the prices of bonds and other fixed-income securities, and could negatively impact the Fund’s performance.

Notes to Financial Statements
(unaudited) (continued)
2023
BlackRock Semi-Annual Report to Shareholders
38
The Fund invests a significant portion of its assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Fund invests.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
LIBOR Transition Risk: The Fund may be exposed to financial instruments that are tied to the London Interbank Offered Rate (“LIBOR”) to determine payment obligations, financing terms, hedging strategies or investment value. The United Kingdom’s Financial Conduct Authority, which regulates LIBOR, announced that a majority of USD
LIBOR settings will no longer be published after June 30, 2023. All other LIBOR settings and certain other interbank offered rates ceased to be published after December 31,
2021. SOFR has been used increasingly on a voluntary basis in new instruments and transactions. The Federal Reserve Board adopted regulations that provide a fallback mechanism by identifying benchmark rates based on SOFR that will replace LIBOR in certain financial contracts after June 30, 2023. The ultimate effect of the LIBOR transition process on the Fund is uncertain.
11. CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
12. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Six Months Ended
06/30/23
Year Ended
12/31/22
Fund Name/Share Class
Shares Amount Shares Amount
BlackRock High Yield V.I. Fund
Class I
Shares sold .............................................
12,543,270 $ 82,640,961 6,833,246 $ 46,120,099
Shares issued in reinvestment of distributions ........................
888,096 5,845,858 1,476,363 10,079,082
Shares redeemed .........................................
(2,750,023) (18,151,145) (10,756,938) (72,420,658)
10,681,343 $ 70,335,674 (2,447,329) $ (16,221,477)
Class III
Shares sold .............................................
11,171,669 $ 73,753,828 23,237,509 $ 159,830,330
Shares issued in reinvestment of distributions ........................
2,299,912 15,137,337 3,804,505 25,915,617
Shares redeemed .........................................
(8,035,133) (52,739,703) (31,468,266) (216,902,879)
5,436,448 $ 36,151,462 (4,426,252) $ (31,156,932)
16,117,791 $ 106,487,136 (6,873,581) $ (47,378,409)

Glossary of Terms Used in this Report
39
Glossary of Terms Used in this Report
Currency Abbreviation
EUR Euro
GBP British Pound
USD United States Dollar
Portfolio Abbreviation
CDI Crest Depository Interests
DAC Designated Activity Company
LIBOR London Interbank Offered Rate
MSCI Morgan Stanley Capital International
PIK Payment-In-Kind
REIT Real Estate Investment Trust
S&P Standard & Poor's
SOFR Secured Overnight Financing Rate

June 30, 2023
Not FDIC Insured - May Lose Value - No Bank Guarantee
2023 Semi-Annual Report
(Unaudited)
BlackRock Variable Series Funds II, Inc.
BlackRock Total Return V.I. Fund

Fund Summary
as of June 30, 2023
2023
BlackRock Semi-Annual Report to Shareholders
2
BlackRock Total Return V.I. Fund
Investment Objective
BlackRock Total Return V.I. Fund’s (the “Fund”) investment objective is to maximize total return, consistent with income generation and prudent investment management.
Portfolio Management Commentary
How did the Fund perform?
For the six-month period ended June 30, 2023, the Fund outperformed its benchmark, the Bloomberg U.S. Aggregate Bond Index.
What factors influenced performance?
The Fund’s tactical duration positioning in the United States was the most notable contributor to relative performance. (Duration is a measure of interest rate sensitivity.) The
Fund came into the reporting period with a neutral duration posture, but the investment adviser subsequently began to trim duration given the sharp moves in the front end of the yield curve. The investment adviser later moved overweight to duration, particularly with respect to the short end of the curve, on the view that the Fed would stop raising interest rates before year-end.
The Fund’s positions in structured products, agency mortgage-backed securities (“MBS”), and U.S. investment-grade corporates contributed, as well.
The Fund’s short position in Japanese bonds was the only notable detractor from performance. The Bank of Japan maintained an accommodative monetary policy even as other developed market central banks continued to raise interest rates, supporting the nation’s bond market.
The Fund held futures, options, interest-rate swaps and currency forward contracts to manage duration and portfolio risk. The use of derivatives in place of physical securities marginally contributed to performance. The Fund’s cash position had no material impact on performance.
Describe recent portfolio activity.
The investment adviser added to the Fund’s overweight position in agency MBS based on their attractive valuations. In addition, it continued to manage the portfolio’s interest rate positioning in anticipation of a continued tightening of monetary policy.
The investment adviser opportunistically added to high yield bonds, favoring the category over bank loans based on the weaker fundamentals in the latter asset class. The investment adviser remained focused on seniority within structured products. It also increased the Fund’s allocation to emerging markets debt through additions of hard-
currency bonds and local-currency issues, particularly in Mexico and Brazil.
Describe portfolio positioning at period end.
The Fund’s yield was higher than that of the benchmark at the close of the period, largely as a result of positions in higher-quality sectors such as short-term corporate bonds and securitized assets.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.
Performance
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
Average Annual Total Returns
(a)
Standardized
30-Day Yields
(b)
Unsubsidized
30-Day Yields
(b)
6-Month Total
Returns
(a)
1 Year 5 Years 10 Years
Class I
(c)(d )
........................................ 4.32% 4.17% 2.86% (0.31)% 0.97% 1.77%
Class III
(c)(d )
....................................... 4.01 3.94 2.71 (0.56) 0.68 1.46
Bloomberg U.S. Aggregate Bond Index
(e)
................. — — 2.09 (0.94) 0.77 1.52
(a)
For a portion of the period, the Fund's investment adviser waived and/or reimbursed a portion of its fee. Without such waiver and/or reimbursement, the Fund’s performance would have been lower.
(b)
The standardized 30-day yield includes the effects of any waivers and/or reimbursements. The unsubsidized 30-day yield excludes the effects of any waivers and/or reimbursements.
(c)
Average annual total returns are based on changes in net asset value for the periods shown, and assume reinvestment of all distributions at net asset value on the ex-dividend/payable date.
Insurance-related fees and expenses are not reflected in these returns.
(d)
Under normal circumstances, the Fund invests at least 80%, and typically invests 90% or more, of its assets in fixed income securities, such as corporate bonds and notes, mortgage-backed securities, asset-backed securities, convertible securities, preferred securities, government obligations and money market securities. On September 17, 2018, the Fund acquired all of the assets, subject to the liabilities, of BlackRock Total Return V.I. Fund (the “Predecessor Fund”), a series of BlackRock Variable Series Funds, Inc., through a tax-free reorganization (the
“Reorganization”). The Predecessor Fund is the performance and accounting survivor of the Reorganization.
(e)
A broad-based flagship benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market.

Fund Summary
as of June 30, 2023 (continued)
3
Fund Summary
BlackRock Total Return V.I. Fund
Expense Example
See “Disclosure of Expenses” for further information on how expenses were calculated.
Portfolio Information
Actual Hypothetical 5% Return
Expenses Paid
During the Period Including Interest Expense Excluding Interest Expense Annualized Expense Ratio
Beginning
Account
Value
(01/01/23)
Ending
Account
Value
(06/30/23)
Including
Interest
Expense
(a)
Excluding
Interest
Expense
(a)
Beginning
Account
Value
(01/01/23)
Ending
Account
Value
(06/30/23)
Expenses
Paid During
the Period
(a)
Ending
Account
Value
(06/30/23)
Expenses
Paid During
the Period
(a)
Including
Interest
Expense
Excluding
Interest
Expense
Class I ....... $ 1,000.00 $ 1,028.60 $ 2.31 $ 2.26 $ 1,000.00 $ 1,022.51 $ 2.31 $ 1,022.56 $ 2.26 0.46% 0.45%
Class III ...... 1,000.00 1,027.10 3.87 3.82 1,000.00 1,020.98 3.86 1,021.03 3.81 0.77 0.76
(a)
For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown).
PORTFOLIO COMPOSITION
Asset Type
Percent of at
Total Investments
(a)
U.S. Government Sponsored Agency Securities .............. 39.7%
Corporate Bonds ................................... 20.2
U.S. Treasury Obligations ............................. 18.6
Investment Companies ............................... 14.7
Asset-Backed Securities .............................. 3.6
Foreign Government Obligations ........................ 1.1
Non-Agency Mortgage-Backed Securities .................. 1.1
Municipal Bonds ................................... 0.6
Floating Rate Loan Interests ........................... 0.3
Foreign Agency Obligations ............................ 0.1
Preferred Securities ................................. 0.0
(b)
Other Interests .................................... 0.0
(b)
CREDIT QUALITY ALLOCATION
Credit Rating
(c)
Percent of
Total Investments
(a)
AAA/ Aaa
(d)
...................................... 77.2%
AA/Aa ......................................... 0.7
A ............................................. 8.9
BBB/Baa ....................................... 12.2
BB/Ba ......................................... 0.4
B ............................................ 0.1
CCC/ Caa ....................................... 0.1
CC/Ca ......................................... 0.1
C ............................................ 0.1
NR ........................................... 0.2
(a)
Excludes short-term securities, options purchased, options written and TBA sale commitments.
(b)
Represents less than 0.1% of the Fund's total investments.
(c)
For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated NR are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
(d)
The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations
to be of similar credit quality as investments rated AAA/Aaa.

The Benefits and Risks of Leveraging
2023
BlackRock Semi-Annual Report to Shareholders
4
The Fund may utilize leverage to seek to enhance returns and net asset value (“NAV”). However, there is no guarantee that these objectives can be achieved in all interest rate environments.
The Fund may utilize leverage by entering into reverse repurchase agreements.
In general, the concept of leveraging is based on the premise that the financing cost of leverage, which is based on short-term interest rates, is normally lower than the income earned by the Fund on its longer-term portfolio investments purchased with the proceeds from leverage. To the extent that the total assets of the Fund (including the assets obtained from leverage) are invested in higher-yielding portfolio investments, the Fund’s shareholders benefit from the incremental net income.
The interest earned on securities purchased with the proceeds from leverage is distributed to the Fund’s shareholders, and the value of these portfolio holdings is reflected in the Fund’s per share NAV. However, in order to benefit shareholders, the return on assets purchased with leverage proceeds must exceed the ongoing costs associated with the leverage. If interest and other ongoing costs of leverage exceed the Fund’s return on assets purchased with leverage proceeds, income to shareholders is lower than if the Fund had not used leverage.
Furthermore, the value of the Fund’s portfolio investments generally varies inversely with the direction of long-term interest rates, although other factors can also influence the value of portfolio investments. As a result, changes in interest rates can influence the Fund’s NAV positively or negatively in addition to the impact on the Fund’s performance from leverage. Changes in the direction of interest rates are difficult to predict accurately, and there is no assurance that the Fund’s leveraging strategy will be successful.
The use of leverage also generally causes greater changes in the Fund’s NAV and dividend rates than comparable portfolios without leverage. In a declining market, leverage is likely to cause a greater decline in the NAV of the Fund’s shares than if the Fund were not leveraged. In addition, the Fund may be required to sell portfolio securities at inopportune times or at distressed values in order to comply with regulatory requirements applicable to the use of leverage or as required by the terms of the leverage instruments, which may cause the Fund to incur losses. The use of leverage may limit the Fund’s ability to invest in certain types of securities or use certain types of hedging strategies. The Fund incurs expenses in connection with the use of leverage, all of which are borne by the Fund’s shareholders and may reduce income.
Disclosure of Expenses
Shareholders of the Fund may incur the following charges: (a) transactional expenses; and (b) operating expenses, including investment advisory fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses, and other fund expenses. The expense example shown (which is based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) is intended to assist shareholders both in calculating expenses based on an investment in the
Fund and in comparing these expenses with similar costs of investing in other mutual funds.
The expense example provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any.
In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled “Expenses Paid During the Period.”
The expense example also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Fund and other funds, compare the 5%
hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.
The expenses shown in the expense example are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, such as sales charges, if any. Therefore, the hypothetical example is useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

Derivative Financial Instruments
5
Derivative Financial Instruments
The Fund may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Fund must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The Fund’s successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Fund’s investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

2023
BlackRock Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited)
June 30, 2023
BlackRock Total Return V.I. Fund
6
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities
ACE Securities Corp. Home Equity Loan Trust
(a)
Series 2003-OP1, Class A2, (1-mo. LIBOR
USD at 0.72% Floor + 0.72%), 5.87%,
12/25/33 .................... USD 114 $ 105,023
Series 2007-HE4, Class A2A, (1-mo. LIBOR
USD at 0.26% Floor + 0.26%), 5.41%,
05/25/37 .................... 85 14,416
Ajax Mortgage Loan Trust
(b)
Series 2018-A, Class B, 0.00%, 04/25/58 2 1,968
Series 2018-B, Class B, 0.00%, 02/26/57 4 3,127
Series 2018-E, Class C, 0.00%, 06/25/58
(a)
—
(c)
126
Series 2018-F, Class C, 0.00%, 11/25/58 . 10 6,543
Allegro CLO II-S Ltd., Series 2014-1RA, Class
A1, (3-mo. LIBOR USD at 1.08% Floor +
1.08%), 6.34%, 10/21/28
(a)(b)
......... 305 302,695
Allegro CLO VII Ltd., Series 2018-1A, Class
A, (3-mo. LIBOR USD at 1.10% Floor +
1.10%), 6.36%, 06/13/31
(a)(b)
......... 250 247,508
American Homes 4 Rent Trust, Series 2014-
SFR3, Class A, 3.68%, 12/17/36
(b)
..... 168 162,185
Anchorage Capital CLO 4-R Ltd., Series 2014-
4RA, Class A, (3-mo. LIBOR USD at 1.05%
Floor + 1.05%), 6.32%, 01/28/31
(a)(b)
.... 237 235,010
Anchorage Capital CLO 5-R Ltd.
(a)(b)
Series 2014-5RA, Class B, (3-mo. LIBOR
USD at 1.45% Floor + 1.45%), 6.71%,
01/15/30 .................... 500 496,723
Series 2014-5RA, Class C, (3-mo. LIBOR
USD at 1.85% Floor + 1.85%), 7.11%,
01/15/30 .................... 250 243,718
Anchorage Capital CLO Ltd.
(a)(b)
Series 2013-1A, Class A1R, (3-mo. LIBOR
USD + 1.25%), 6.49%, 10/13/30 .... 242 240,989
Series 2018-1RA, Class A1, (3-mo. LIBOR
USD at 0.99% Floor + 0.99%), 6.23%,
04/13/31 .................... 310 307,509
Apidos CLO XII, Series 2013-12A, Class
AR, (3-mo. LIBOR USD at 1.08% Floor +
1.08%), 6.34%, 04/15/31
(a)(b)
......... 2,500 2,487,282
Apidos CLO XV, Series 2013-15A, Class
A1RR, (3-mo. LIBOR USD at 1.01% Floor +
1.01%), 6.26%, 04/20/31
(a)(b)
......... 500 496,157
Apidos CLO XXIV, Series 2016-24A, Class
A1AL, (3-mo. LIBOR USD at 0.95% Floor +
0.95%), 6.20%, 10/20/30
(a)(b)
......... 350 346,046
Ares XXXVII CLO Ltd., Series 2015-4A, Class
A1R, (3-mo. LIBOR USD + 1.17%), 6.43%,
10/15/30
(a)(b)
.................... 241 239,884
Argent Mortgage Loan Trust, Series 2005-W1,
Class A2, (1-mo. LIBOR USD at 0.48%
Floor + 0.48%), 5.63%, 05/25/35
(a)
..... 33 28,650
BankAmerica Manufactured Housing Contract
Trust, Series 1998-2, Class B1, 7.33%,
12/10/25
(a)
..................... 300 57,005
Barings CLO Ltd.
(a)(b)
Series 2015-2A, Class AR, (3-mo. LIBOR
USD at 1.19% Floor + 1.19%), 6.44%,
10/20/30 .................... 248 246,193
Series 2016-2A, Class AR2, (3-mo. LIBOR
USD at 1.07% Floor + 1.07%), 6.32%,
01/20/32 .................... 260 257,584
Bayview Financial Revolving Asset Trust
(a)(b)
Series 2004-B, Class A1, (1-mo. LIBOR
USD at 1.00% Floor + 1.00%), 6.18%,
05/28/39 .................... 67 53,437
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2005-A, Class A1, (1-mo. LIBOR
USD at 1.00% Floor + 1.00%), 6.18%,
02/28/40 .................... USD 85 $ 74,476
Series 2005-E, Class A1, (1-mo. LIBOR
USD at 1.00% Floor + 1.00%), 6.18%,
12/28/40 .................... 24 23,778
BCMSC Trust
(a)
Series 2000-A, Class A2, 7.58%, 06/15/30 40 4,913
Series 2000-A, Class A3, 7.83%, 06/15/30 37 4,716
Series 2000-A, Class A4, 8.29%, 06/15/30 27 3,613
Bear Stearns Asset-Backed Securities I Trust
(a)
Series 2007-FS1, Class 1A3, (1-mo. LIBOR
USD at 0.34% Floor + 0.34%), 5.49%,
05/25/35 .................... 8 7,455
Series 2007-HE2, Class 23A, (1-mo. LIBOR
USD at 0.14% Floor + 0.14%), 5.29%,
03/25/37 .................... 17 14,819
Series 2007-HE3, Class 1A4, (1-mo. LIBOR
USD at 0.35% Floor + 0.35%), 5.50%,
04/25/37 .................... 195 193,709
Benefit Street Partners CLO V-B Ltd., Series
2018-5BA, Class A1A, (3-mo. LIBOR USD
at 1.09% Floor + 1.09%), 6.34%, 04/20/31
(a)
(b)
........................... 366 363,316
BlueMountain CLO Ltd., Series 2013-2A, Class
A1R, (3-mo. LIBOR USD + 1.18%), 6.45%,
10/22/30
(a)(b)
.................... 437 435,309
Carbone CLO Ltd., Series 2017-1A, Class
A1, (3-mo. LIBOR USD + 1.14%), 6.39%,
01/20/31
(a)(b)
.................... 706 702,018
Carlyle Global Market Strategies CLO Ltd.
(a)(b)
Series 2013-4A, Class A1RR, (3-mo. LIBOR
USD at 1.00% Floor + 1.00%), 6.26%,
01/15/31 .................... 243 242,169
Series 2014-1A, Class A1R2, (3-mo. LIBOR
USD at 0.97% Floor + 0.97%), 6.23%,
04/17/31 .................... 748 741,189
Series 2014-3RA, Class A1A, (3-mo. LIBOR
USD + 1.05%), 6.34%, 07/27/31 .... 744 736,045
Carrington Mortgage Loan Trust, Series
2006-NC4, Class A3, (1-mo. LIBOR USD
at 0.16% Floor and 12.50% Cap + 0.16%),
5.31%, 10/25/36
(a)
................ 30 28,334
CBAM Ltd., Series 2017-1A, Class A1, (3-mo.
LIBOR USD + 1.25%), 6.50%, 07/20/30
(a)(b)
233 232,247
C-BASS Trust, Series 2006-CB7, Class A4, (1-
mo. LIBOR USD at 0.32% Floor + 0.32%),
5.47%, 10/25/36
(a)
................ 36 23,916
CIFC Funding Ltd.
(a)(b)
Series 2013-3RA, Class A1, (3-mo. LIBOR
USD at 0.98% Floor + 0.98%), 6.25%,
04/24/31 .................... 400 396,451
Series 2014-2RA, Class A1, (3-mo. LIBOR
USD at 1.05% Floor + 1.05%), 6.32%,
04/24/30 .................... 229 227,092
Series 2014-5A, Class A1R2, (3-mo. LIBOR
USD at 1.20% Floor + 1.20%), 6.46%,
10/17/31 .................... 250 247,030
Series 2015-3A, Class AR, (3-mo. LIBOR
USD at 0.87% Floor + 0.87%), 6.14%,
04/19/29 .................... 652 647,000
Series 2017-3A, Class A1, (3-mo. LIBOR
USD at 1.22% Floor + 1.22%), 6.47%,
07/20/30 .................... 697 694,558

Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Total Return V.I. Fund
Schedule of Investments
7
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2017-5A, Class A1, (3-mo. LIBOR
USD + 1.18%), 6.44%, 11/16/30 ..... USD 707 $ 701,864
Citigroup Mortgage Loan Trust
(a)
Series 2007-AHL2, Class A3B, (1-mo.
LIBOR USD at 0.20% Floor + 0.20%),
5.35%, 05/25/37 ............... 161 104,862
Series 2007-AHL2, Class A3C, (1-mo.
LIBOR USD at 0.27% Floor + 0.27%),
5.42%, 05/25/37 ............... 73 47,646
Conseco Finance Corp.
(a)
Series 1997-3, Class M1, 7.53%, 03/15/28 20 19,340
Series 1997-6, Class M1, 7.21%, 01/15/29 12 11,590
Series 1998-8, Class M1, 6.98%, 09/01/30 90 80,943
Series 1999-5, Class A5, 7.86%, 03/01/30 24 9,667
Series 1999-5, Class A6, 7.50%, 03/01/30 26 9,841
Conseco Finance Securitizations Corp.
Series 2000-1, Class A5, 8.06%, 09/01/29
(a)
56 11,470
Series 2000-4, Class A6, 8.31%, 05/01/32
(a)
151 29,881
Series 2000-5, Class A7, 8.20%, 05/01/31 134 40,415
Countrywide Asset-Backed Certificates, Series
2006-SPS1, Class A, (1-mo. LIBOR USD at
0.22% Floor + 0.22%), 5.37%, 12/25/25
(a)
—
(c)
450
Credit-Based Asset Servicing & Securitization
LLC
(a)
Series 2006-CB2, Class AF4, 3.04%,
12/25/36
(d)
................... 11 8,598
Series 2006-MH1, Class B1, 6.75%,
10/25/36
(b)(d)
.................. 74 69,545
Series 2006-SL1, Class A2, 6.06%,
09/25/36
(b)(d)
.................. 76 4,248
Series 2007-CB6, Class A4, (1-mo. LIBOR
USD at 0.34% Floor + 0.34%), 5.49%,
07/25/37
(b)
................... 36 23,553
CWABS Asset-Backed Certificates Trust
(a)
Series 2005-16, Class 1AF, 4.47%, 04/25/36 77 66,255
Series 2006-11, Class 3AV2, (1-mo. LIBOR
USD at 0.16% Floor + 0.16%), 5.47%,
09/25/46 .................... 1 515
CWABS Revolving Home Equity Loan Trust,
Series 2004-U, Class 2A, (1-mo. LIBOR
USD at 0.27% Floor and 16.00% Cap +
0.27%), 5.46%, 03/15/34
(a)
.......... 7 6,271
CWABS, Inc. Asset-Backed Certificates Trust,
Series 2004-5, Class A, (1-mo. LIBOR USD
at 0.90% Floor + 0.90%), 6.05%, 10/25/34
(a)
68 65,733
CWHEQ Home Equity Loan Trust, Series 2006-
S5, Class A5, 6.16%, 06/25/35 ........ 1 1,408
CWHEQ Revolving Home Equity Loan
Resuritization Trust
(a)(b)
Series 2006-RES, Class 4Q1B, (1-mo.
LIBOR USD at 0.30% Floor and 16.00%
Cap + 0.30%), 5.49%, 12/15/33 ..... 2 2,239
Series 2006-RES, Class 5B1B, (1-mo.
LIBOR USD at 0.19% Floor and 16.00%
Cap + 0.19%), 5.38%, 05/15/35 ..... 2 1,578
CWHEQ Revolving Home Equity Loan Trust
(a)
Series 2005-B, Class 2A, (1-mo. LIBOR
USD at 0.18% Floor and 16.00% Cap +
0.18%), 5.37%, 05/15/35 ......... 3 3,250
Series 2006-C, Class 2A, (1-mo. LIBOR
USD at 0.18% Floor and 16.00% Cap +
0.18%), 5.37%, 05/15/36 ......... 24 22,786
Series 2006-H, Class 1A, (1-mo. LIBOR
USD at 0.15% Floor and 16.00% Cap +
0.15%), 5.34%, 11/15/36 .......... 14 13,998
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Dewolf Park CLO Ltd., Series 2017-1A, Class
AR, (3-mo. LIBOR USD at 0.90% Floor +
0.92%), 6.18%, 10/15/30
(a)(b)
......... USD 250 $ 247,859
Dryden 30 Senior Loan Fund, Series 2013-30A,
Class AR, (3-mo. LIBOR USD at 0.82%
Floor + 0.82%), 6.14%, 11/15/28
(a)(b)
.... 178 176,503
Dryden 45 Senior Loan Fund, Series 2016-45A,
Class BR, (3-mo. LIBOR USD at 1.70%
Floor + 1.70%), 6.96%, 10/15/30
(a)(b)
.... 250 245,011
Dryden 53 CLO Ltd., Series 2017-53A, Class
A, (3-mo. LIBOR USD + 1.12%), 6.38%,
01/15/31
(a)(b)
.................... 781 777,161
Dryden XXVI Senior Loan Fund, Series
2013-26A, Class AR, (3-mo. LIBOR USD +
0.90%), 6.16%, 04/15/29
(a)(b)
......... 541 536,334
First Franklin Mortgage Loan Trust
(a)
Series 2004-FFH3, Class M3, (1-mo. LIBOR
USD at 1.05% Floor + 1.05%), 6.20%,
10/25/34 .................... 33 29,484
Series 2006-FF16, Class 2A3, (1-mo.
LIBOR USD at 0.28% Floor + 0.28%),
5.43%, 12/25/36 ............... 548 228,209
Series 2006-FF17, Class A5, (1-mo. LIBOR
USD at 0.15% Floor + 0.15%), 5.30%,
12/25/36 .................... 320 289,341
Series 2006-FFH1, Class M2, (1-mo. LIBOR
USD at 0.60% Floor + 0.60%), 5.75%,
01/25/36 .................... 96 82,695
Fremont Home Loan Trust, Series 2006-3,
Class 1A1, (1-mo. LIBOR USD at 0.28%
Floor + 0.28%), 5.43%, 02/25/37
(a)
..... 71 54,010
Galaxy XXIV CLO Ltd., Series 2017-24A, Class
A, (3-mo. LIBOR USD + 1.12%), 6.38%,
01/15/31
(a)(b)
.................... 287 283,232
Generate CLO 2 Ltd., Series 2A, Class AR, (3-
mo. LIBOR USD at 1.15% Floor + 1.15%),
6.42%, 01/22/31
(a)(b)
............... 993 982,619
GSAA Home Equity Trust, Series 2007-2, Class
AF3, 5.92%, 03/25/37
(a)
............ 25 4,989
GSAMP Trust
(a)
Series 2007-H1, Class A1B, (1-mo. LIBOR
USD at 0.40% Floor + 0.40%), 5.55%,
01/25/47 .................... 21 10,886
Series 2007-HS1, Class M6, (1-mo. LIBOR
USD at 3.38% Floor + 3.38%), 8.53%,
02/25/47 .................... 40 37,543
Home Equity Asset Trust, Series 2007-1, Class
2A3, (1-mo. LIBOR USD at 0.30% Floor +
0.30%), 5.45%, 05/25/37
(a)
.......... 67 50,063
Home Equity Mortgage Loan Asset-Backed
Trust, Series 2004-A, Class M2, (1-mo.
LIBOR USD at 2.03% Floor + 2.03%),
3.65%, 07/25/34
(a)
................ 13 12,115
Home Equity Mortgage Trust, Series 2006-2,
Class 1A1, 5.87%, 07/25/36
(a)(d)
....... 50 5,745
HPS Loan Management Ltd.
(a)(b)
Series 11A-17, Class AR, (3-mo. LIBOR
USD at 1.02% Floor + 1.02%), 6.34%,
05/06/30 .................... 392 389,977
Series 6A-2015, Class A1R, (3-mo. LIBOR
USD + 1.00%), 6.33%, 02/05/31 .... 233 231,103
ICG US CLO Ltd., Series 2015-1A, Class
A1R, (3-mo. LIBOR USD at 1.14% Floor +
1.14%), 6.41%, 10/19/28
(a)(b)
......... 117 116,254
Irwin Home Equity Loan Trust, Series 2006-3,
Class 2A3, 6.53%, 09/25/37
(a)(b)(d)
...... 11 9,900

2023
BlackRock Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Total Return V.I. Fund
8
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
JPMorgan Mortgage Acquisition Trust, Series
2006-CW1, Class M1, (1-mo. LIBOR USD at
0.41% Floor + 0.41%), 5.56%, 05/25/36
(a)
USD 67 $ 65,190
LCM 26 Ltd., Series 26A, Class A1, (3-mo.
LIBOR USD at 1.07% Floor + 1.07%),
6.32%, 01/20/31
(a)(b)
............... 263 261,053
LCM XX LP, Series 20A, Class AR, (3-mo.
LIBOR USD + 1.04%), 6.29%, 10/20/27
(a)(b)
31 31,340
Lehman ABS Manufactured Housing Contract
Trust, Series 2001-B, Class M1, 6.63%,
04/15/40
(a)
..................... 30 29,465
Lehman XS Trust, Series 2007-20N, Class
A1, (1-mo. LIBOR USD at 1.15% Floor +
2.30%), 7.45%, 12/25/37
(a)
.......... 14 14,590
Madison Avenue Manufactured Housing
Contract Trust, Series 2002-A, Class B2, (1-
mo. LIBOR USD at 3.25% Floor + 3.25%),
8.40%, 03/25/32
(a)
................ 5 5,409
Madison Park Funding XIII Ltd., Series 2014-
13A, Class AR2, (3-mo. LIBOR USD at
0.95% Floor + 0.95%), 6.22%, 04/19/30
(a)(b)
462 460,332
Madison Park Funding XLII Ltd., Series 13A,
Class A1, (3-mo. LIBOR USD + 1.18%),
6.45%, 11/21/30
(a)(b)
............... 287 285,483
Madison Park Funding XVIII Ltd., Series 2015-
18A, Class ARR, (3-mo. LIBOR USD at
0.94% Floor + 0.94%), 6.20%, 10/21/30
(a)(b)
1,487 1,473,028
Madison Park Funding XXIII Ltd., Series 2017-
23A, Class AR, (3-mo. LIBOR USD at 0.97%
Floor + 0.97%), 6.26%, 07/27/31
(a)(b)
.... 737 731,155
Madison Park Funding XXVI Ltd., Series
2017-26A, Class AR, (3-mo. LIBOR USD +
1.20%), 6.50%, 07/29/30
(a)(b)
......... 267 265,821
Madison Park Funding XXX Ltd., Series 2018-
30A, Class A, (3-mo. LIBOR USD at 0.75%
Floor + 0.75%), 6.01%, 04/15/29
(a)(b)
.... 969 959,493
Marble Point CLO XI Ltd., Series 2017-2A,
Class A, (3-mo. LIBOR USD at 1.18% Floor
+ 1.18%), 6.44%, 12/18/30
(a)(b)
........ 243 240,928
MASTR Specialized Loan Trust, Series 2006-3,
Class A, (1-mo. LIBOR USD at 0.52% Floor
+ 0.26%), 5.67%, 06/25/46
(a)(b)
........ 8 7,453
Merrill Lynch Mortgage Investors Trust
(a)
Series 2006-OPT1, Class M1, (1-mo. LIBOR
USD at 0.39% Floor + 0.26%), 5.54%,
08/25/37 .................... 35 28,388
Series 2006-RM3, Class A2B, (1-mo. LIBOR
USD at 0.18% Floor + 0.18%), 5.33%,
06/25/37 .................... 25 5,186
Morgan Stanley ABS Capital I, Inc. Trust
(a)
Series 2005-HE1, Class A2MZ, (1-mo.
LIBOR USD at 0.60% Floor + 0.60%),
5.75%, 12/25/34 ............... 155 134,941
Series 2005-HE5, Class M4, (1-mo. LIBOR
USD at 0.87% Floor + 0.87%), 6.02%,
09/25/35 .................... 93 75,563
MP CLO III Ltd., Series 2013-1A, Class AR,
(3-mo. LIBOR USD + 1.25%), 6.50%,
10/20/30
(a)(b)
.................... 221 219,617
Oakwood Mortgage Investors, Inc.
(a)
Series 2001-D, Class A2, 5.26%, 01/15/19 15 6,518
Series 2001-D, Class A4, 6.93%, 09/15/31 8 4,495
Series 2002-B, Class M1, 7.62%, 06/15/32 81 77,709
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
OCP CLO Ltd.
(a)(b)
Series 2017-14A, Class A1A, (3-mo. LIBOR
USD at 1.15% Floor + 1.15%), 6.53%,
11/20/30 .................... USD 553 $ 548,773
Series 2017-14A, Class B, (3-mo. LIBOR
USD at 1.95% Floor + 1.95%), 7.33%,
11/20/30 .................... 250 243,679
Octagon Investment Partners 31 Ltd., Series
2017-1A, Class AR, (3-mo. LIBOR USD at
1.05% Floor + 1.05%), 6.30%, 07/20/30
(a)(b)
698 693,603
Octagon Investment Partners XVI Ltd., Series
2013-1A, Class A1R, (3-mo. LIBOR USD at
1.02% Floor + 1.02%), 6.28%, 07/17/30
(a)(b)
250 247,276
Octagon Investment Partners XVII Ltd., Series
2013-1A, Class A1R2, (3-mo. LIBOR USD +
1.00%), 6.26%, 01/25/31
(a)(b)
......... 248 246,304
OHA Loan Funding Ltd., Series 2013-2A, Class
AR, (3-mo. LIBOR USD + 1.04%), 6.43%,
05/23/31
(a)(b)
.................... 225 223,816
Option One Mortgage Loan Trust
Series 2007-CP1, Class 2A3, (1-mo. LIBOR
USD at 0.21% Floor + 0.21%), 5.36%,
03/25/37
(a)
................... 90 70,931
Series 2007-FXD1, Class 1A1, 5.87%,
01/25/37
(d)
................... 66 53,395
Series 2007-FXD1, Class 2A1, 5.87%,
01/25/37
(d)
................... 162 134,532
Series 2007-FXD2, Class 1A1, 5.82%,
03/25/37
(d)
................... 82 71,327
Origen Manufactured Housing Contract Trust,
Series 2007-B, Class A1, (1-mo. LIBOR
USD at 1.20% Floor and 18.00% Cap +
1.20%), 6.39%, 10/15/37
(a)(b)
......... 21 20,342
Ownit Mortgage Loan Trust, Series 2006-2,
Class A2C, 6.50%, 01/25/37
(a)(d)
....... 59 50,923
OZLM Funding IV Ltd., Series 2013-4A, Class
A1R, (3-mo. LIBOR USD at 1.25% Floor +
1.25%), 6.52%, 10/22/30
(a)(b)
......... 315 312,396
Palmer Square CLO Ltd.
(a)(b)
Series 2014-1A, Class A1R2, (3-mo. LIBOR
USD at 1.13% Floor + 1.13%), 6.39%,
01/17/31 .................... 224 223,253
Series 2018-1A, Class A1, (3-mo. LIBOR
USD at 1.03% Floor + 1.03%), 6.29%,
04/18/31 .................... 250 248,168
Series 2018-2A, Class A1A, (3-mo. LIBOR
USD at 1.10% Floor + 1.10%), 6.36%,
07/16/31 .................... 420 417,205
Prima Capital CRE Securitization Ltd., Series
2015-4A, Class C, 4.00%, 08/24/49
(b)(e)
.. 76 70,077
Race Point X CLO Ltd., Series 2016-10A, Class
A1R, (3-mo. LIBOR USD + 1.10%), 6.36%,
07/25/31
(a)(b)
.................... 246 244,914
Rockford Tower CLO Ltd., Series 2017-3A,
Class A, (3-mo. LIBOR USD at 1.19% Floor
+ 1.19%), 6.44%, 10/20/30
(a)(b)
........ 238 237,126
Romark WM-R Ltd., Series 2018-1A, Class
A1, (3-mo. LIBOR USD at 1.03% Floor +
1.03%), 6.28%, 04/20/31
(a)(b)
......... 247 244,414
RR 3 Ltd., Series 2018-3A, Class A1R2, (3-mo.
LIBOR USD at 1.09% Floor + 1.09%),
6.35%, 01/15/30
(a)(b)
............... 1,378 1,366,516
SG Mortgage Securities Trust, Series 2006-
OPT2, Class A3D, (1-mo. LIBOR USD at
0.21% Floor + 0.21%), 5.36%, 10/25/36
(a)
100 68,564

Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Total Return V.I. Fund
Schedule of Investments
9
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Signal Peak CLO 5 Ltd., Series 2018-5A, Class
A, (3-mo. LIBOR USD at 1.11% Floor +
1.11%), 6.37%, 04/25/31
(a)(b)
......... USD 250 $ 247,709
Silver Creek CLO Ltd., Series 2014-1A, Class
AR, (3-mo. LIBOR USD at 1.24% Floor +
1.24%), 6.49%, 07/20/30
(a)(b)
......... 157 155,747
SLM Private Credit Student Loan Trust, Series
2004-B, Class A3, (3-mo. LIBOR USD at
0.33% Floor + 0.33%), 5.88%, 03/15/24
(a)
1 1,333
SMB Private Education Loan Trust, Series
2015-B, Class B, 3.50%, 12/17/40
(b)
.... 100 95,308
Soundview Home Loan Trust, Series 2004-
WMC1, Class M2, (1-mo. LIBOR USD at
0.80% Floor + 0.80%), 5.95%, 01/25/35
(a)
1 1,126
TCI-Symphony CLO Ltd., Series 2016-1A,
Class AR2, (3-mo. LIBOR USD at 1.02%
Floor + 1.02%), 6.26%, 10/13/32
(a)(b)
.... 750 742,809
Tricon American Homes Trust, Series 2018-
SFR1, Class E, 4.56%, 05/17/37
(b)
..... 100 95,841
Venture XVIII CLO Ltd., Series 2014-18A,
Class AR, (3-mo. LIBOR USD at 1.22%
Floor + 1.22%), 6.48%, 10/15/29
(a)(b)
.... 248 246,762
Voya CLO Ltd.
(a)(b)
Series 2015-1A, Class A1R, (3-mo. LIBOR
USD at 0.90% Floor + 0.90%), 6.16%,
01/18/29 .................... 120 119,088
Series 2017-4A, Class A1, (3-mo. LIBOR
USD at 1.13% Floor + 1.13%), 6.39%,
10/15/30 .................... 227 225,833
Washington Mutual Asset-Backed
CertificatesTrust
(a)
Series 2006-HE4, Class 2A2, (1-mo. LIBOR
USD at 0.36% Floor + 0.36%), 5.51%,
09/25/36 .................... 122 34,622
Series 2006-HE5, Class 1A, (1-mo. LIBOR
USD at 0.31% Floor + 0.16%), 4.03%,
10/25/36 .................... 105 78,612
Yale Mortgage Loan Trust, Series 2007-1,
Class A, (1-mo. LIBOR USD at 0.40% Floor
+ 0.40%), 5.55%, 06/25/37
(a)(b)
........ 78 25,309
Total Asset-Backed Securities — 4.0%
(Cost: $33,191,453) .............................. 32,273,700
Corporate Bonds
Aerospace & Defense — 1.3%
BAE Systems plc, 3.40%, 04/15/30
(b)
..... 1,007 910,603
Boeing Co. (The)
3.95%, 08/01/59 ................. 349 257,746
5.93%, 05/01/60 ................. 192 190,154
Huntington Ingalls Industries, Inc.
3.48%, 12/01/27 ................. 943 864,344
2.04%, 08/16/28 ................. 730 612,943
4.20%, 05/01/30 ................. 82 75,979
L3Harris Technologies, Inc.
3.85%, 12/15/26 ................. 264 251,550
1.80%, 01/15/31 ................. 101 79,937
Lockheed Martin Corp.
4.75%, 02/15/34 ................. 99 98,761
3.60%, 03/01/35 ................. 670 598,882
Northrop Grumman Corp.
4.70%, 03/15/33 ................. 330 323,866
4.03%, 10/15/47 ................. 547 469,932
4.95%, 03/15/53 ................. 1,513 1,473,963
Security
Par (000)
Par (000) Value
Aerospace & Defense (continued)
Raytheon Technologies Corp.
7.00%, 11/01/28 ................. USD 445 $ 474,925
4.13%, 11/16/28 ................. 1,164 1,121,089
2.25%, 07/01/30 ................. 169 142,549
3.75%, 11/01/46 ................. 130 104,744
2.82%, 09/01/51 ................. 776 521,164
3.03%, 03/15/52 ................. 1,316 925,110
5.38%, 02/27/53 ................. 126 130,838
Textron, Inc.
3.90%, 09/17/29 ................. 566 518,776
2.45%, 03/15/31 ................. 348 286,994
10,434,849
Banks — 1.7%
Banco Mercantil del Norte SA, (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 4.64%), 5.88%
(a)(b)(f)
........ 200 169,125
Bank of America Corp.
(a)
(1-day SOFR + 1.63%), 5.20%, 04/25/29 2,924 2,892,044
(1-day SOFR + 1.06%), 2.09%, 06/14/29 881 751,633
(1-day SOFR + 1.53%), 1.90%, 07/23/31 100 79,635
(1-day SOFR + 1.32%), 2.69%, 04/22/32 1,259 1,043,392
(1-day SOFR + 1.33%), 2.97%, 02/04/33 1,513 1,261,277
(1-day SOFR + 1.83%), 4.57%, 04/27/33 2,282 2,145,636
(1-day SOFR + 1.91%), 5.29%, 04/25/34 234 231,825
Barclays plc, (1-day SOFR + 2.98%), 6.22%,
05/09/34
(a)
.................... 745 742,046
Citigroup, Inc., (1-day SOFR + 1.94%), 3.79%,
03/17/33
(a)
.................... 154 136,060
Discover Bank, 2.70%, 02/06/30 ........ 250 201,696
JPMorgan Chase & Co.
(a)
(1-day SOFR + 1.75%), 4.57%, 06/14/30 665 638,927
(1-day SOFR + 1.26%), 2.96%, 01/25/33 1,362 1,147,367
Morgan Stanley Bank NA, 4.75%, 04/21/26 . 770 758,660
Washington Mutual Escrow Bonds
(e)(g)(h)
0.00%, 11/06/09 ................. 300 750
0.00%, 09/19/17
(i)
................ 250 —
0.00%, 09/29/17 ................. 500 —
Wells Fargo & Co., (1-day SOFR + 2.02%),
5.39%, 04/24/34
(a)
............... 1,109 1,101,918
13,301,991
Biotechnology — 0.7%
AbbVie, Inc.
4.55%, 03/15/35 ................. 677 644,689
4.50%, 05/14/35 ................. 490 465,547
4.88%, 11/14/48 ................. 198 187,114
Amgen, Inc.
4.05%, 08/18/29 ................. 188 178,250
5.25%, 03/02/30 ................. 1,588 1,591,169
2.30%, 02/25/31 ................. 226 187,811
4.40%, 02/22/62 ................. 932 764,919
5.75%, 03/02/63 ................. 244 247,523
Gilead Sciences, Inc.
2.60%, 10/01/40 ................. 504 365,024
4.80%, 04/01/44 ................. 488 465,829
4.15%, 03/01/47 ................. 229 198,687
5,296,562
Building Products — 0.0%
Owens Corning, 3.88%, 06/01/30 ....... 101 92,274
Capital Markets — 3.6%
Credit Suisse AG
0.50%, 02/02/24 ................. 280 269,352
4.75%, 08/09/24 ................. 260 254,100
3.63%, 09/09/24 ................. 534 514,249
7.95%, 01/09/25 ................. 500 510,121

2023
BlackRock Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Total Return V.I. Fund
10
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Capital Markets (continued)
3.70%, 02/21/25 ................. USD 1,302 $ 1,244,197
2.95%, 04/09/25 ................. 540 507,450
5.00%, 07/09/27 ................. 771 744,317
7.50%, 02/15/28 ................. 375 398,329
Deutsche Bank AG
5.37%, 09/09/27 ................. 703 691,257
(1-day SOFR + 3.18%), 6.72%, 01/18/29
(a)
335 335,477
FactSet Research Systems, Inc., 3.45%,
03/01/32 ..................... 654 556,313
Gaci First Investment Co., 4.75%, 02/14/30
(j)
200 196,140
Goldman Sachs Group, Inc. (The)
(1-day SOFR + 0.51%), 0.66%, 09/10/24
(a)
1,973 1,950,814
3.50%, 04/01/25 ................. 517 496,625
(1-day SOFR + 1.28%), 2.62%, 04/22/32
(a)
1,006 825,040
(1-day SOFR + 1.25%), 2.38%, 07/21/32
(a)
105 84,105
(1-day SOFR + 1.26%), 2.65%, 10/21/32
(a)
1,212 987,933
(1-day SOFR + 1.41%), 3.10%, 02/24/33
(a)
321 271,166
Moody's Corp.
2.55%, 08/18/60 ................. 147 80,992
3.10%, 11/29/61 ................. 316 207,272
Morgan Stanley
(a)
(1-day SOFR + 1.59%), 5.16%, 04/20/29 5,965 5,892,142
(1-day SOFR + 1.14%), 2.70%, 01/22/31 1,330 1,131,156
(1-day SOFR + 1.18%), 2.24%, 07/21/32 1,150 914,004
(1-day SOFR + 1.20%), 2.51%, 10/20/32 1,361 1,099,303
(1-day SOFR + 2.56%), 6.34%, 10/18/33 708 753,173
(1-day SOFR + 1.87%), 5.25%, 04/21/34 2,195 2,167,449
MSCI, Inc.
(b)
4.00%, 11/15/29 ................. 254 229,875
3.63%, 09/01/30 ................. 130 112,111
3.25%, 08/15/33 ................. 400 322,143
Nasdaq, Inc.
5.55%, 02/15/34 ................. 612 614,407
6.10%, 06/28/63 ................. 180 184,059
UBS Group AG
3.75%, 03/26/25 ................. 773 739,683
(1-day SOFR + 1.56%), 2.59%, 09/11/25
(a)(b)
266 253,543
4.55%, 04/17/26 ................. 1,318 1,266,817
4.28%, 01/09/28
(b)
................ 250 231,051
(3-mo. LIBOR USD + 1.41%), 3.87%,
01/12/29
(a)(b)
.................. 837 756,646
(1-day SOFR + 3.92%), 6.54%, 08/12/33
(a)(b)
718 735,528
28,528,339
Chemicals — 0.0%
Eastman Chemical Co., 5.75%, 03/08/33 .. 110 109,867
Commercial Services & Supplies — 0.0%
Atento Luxco 1 SA
8.00%, 02/10/26
(b)
................ 36 5,668
8.00%, 02/10/26
(j)
................ 14 2,205
Republic Services, Inc., 5.00%, 04/01/34 .. 108 107,757
Waste Management, Inc., 2.95%, 06/01/41 . 118 87,418
203,048
Communications Equipment — 0.1%
Motorola Solutions, Inc.
2.75%, 05/24/31 ................. 240 196,622
5.50%, 09/01/44 ................. 470 446,137
642,759
Construction & Engineering — 0.0%
Mexico City Airport Trust, 4.25%, 10/31/26
(j)
. 200 192,136
Consumer Finance — 0.1%
Capital One Financial Corp.
(a)
(1-day SOFR + 2.60%), 5.82%, 02/01/34 583 556,226
(1-day SOFR + 2.86%), 6.38%, 06/08/34 265 263,101
Security
Par (000)
Par (000) Value
Consumer Finance (continued)
General Motors Financial Co., Inc., 5.80%,
06/23/28 ..................... USD 410 $ 408,436
1,227,763
Diversified REITs — 0.9%
Digital Dutch Finco BV
(j)
1.50%, 03/15/30 ................. EUR 315 269,254
1.00%, 01/15/32 ................. 180 138,434
Extra Space Storage LP, 5.50%, 07/01/30 .. USD 180 178,510
GLP Capital LP
4.00%, 01/15/30 ................. 1,459 1,264,454
3.25%, 01/15/32 ................. 439 354,454
Prologis LP, 5.13%, 01/15/34 .......... 427 423,952
VICI Properties LP
4.25%, 12/01/26
(b)
................ 633 592,160
3.75%, 02/15/27
(b)
................ 929 852,205
4.75%, 02/15/28 ................. 332 314,349
3.88%, 02/15/29
(b)
................ 118 103,552
4.63%, 12/01/29
(b)
................ 2,199 1,996,406
4.13%, 08/15/30
(b)
................ 589 518,573
WP Carey, Inc., 2.40%, 02/01/31 ....... 283 227,485
7,233,788
Diversified Telecommunication Services — 0.9%
AT&T, Inc.
5.40%, 02/15/34 ................. 375 375,644
4.50%, 05/15/35 ................. 854 785,084
3.50%, 06/01/41 ................. 151 115,920
3.50%, 09/15/53 ................. 350 247,771
3.55%, 09/15/55 ................. 1,063 744,170
3.65%, 09/15/59 ................. 913 635,648
Verizon Communications, Inc.
7.75%, 12/01/30 ................. 181 210,143
1.75%, 01/20/31 ................. 662 522,275
2.55%, 03/21/31 ................. 295 246,305
2.36%, 03/15/32 ................. 1,165 936,991
5.05%, 05/09/33 ................. 209 206,674
4.40%, 11/01/34 ................. 1,544 1,425,070
2.65%, 11/20/40 ................. 308 214,244
2.99%, 10/30/56 ................. 311 197,535
6,863,474
Electric Utilities — 2.8%
AEP Texas, Inc.
3.95%, 06/01/28 ................. 401 376,408
5.40%, 06/01/33 ................. 509 506,380
3.80%, 10/01/47 ................. 530 400,400
3.45%, 05/15/51 ................. 305 216,915
AEP Transmission Co. LLC
3.80%, 06/15/49 ................. 155 123,817
3.15%, 09/15/49 ................. 134 95,317
Series O, 4.50%, 06/15/52 .......... 822 735,119
Alabama Power Co.
3.75%, 03/01/45 ................. 302 237,354
3.45%, 10/01/49 ................. 123 89,942
3.00%, 03/15/52 ................. 269 181,541
American Transmission Systems, Inc., 2.65%,
01/15/32
(b)
.................... 521 430,831
Atlantic City Electric Co., 4.00%, 10/15/28 .. 128 121,861
Baltimore Gas & Electric Co.
3.75%, 08/15/47 ................. 586 457,542
4.25%, 09/15/48 ................. 105 89,189
CenterPoint Energy Houston Electric LLC
3.95%, 03/01/48 ................. 85 70,119
Series AD, 2.90%, 07/01/50 ......... 414 281,182
Series AF, 3.35%, 04/01/51 ......... 144 107,429

Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Total Return V.I. Fund
Schedule of Investments
11
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
Commonwealth Edison Co.
4.00%, 03/01/49 ................. USD 135 $ 111,723
Series 127, 3.20%, 11/15/49 ......... 320 228,907
Series 130, 3.13%, 03/15/51 ......... 338 236,874
Series 131, 2.75%, 09/01/51 ......... 145 93,698
Connecticut Light & Power Co. (The), 4.90%,
07/01/33 ..................... 333 331,190
DTE Electric Co.
3.95%, 03/01/49 ................. 533 437,944
Series B, 3.25%, 04/01/51 .......... 280 202,524
5.40%, 04/01/53 ................. 126 130,039
Duke Energy Carolinas LLC
4.95%, 01/15/33 ................. 273 270,978
3.70%, 12/01/47 ................. 343 268,811
3.95%, 03/15/48 ................. 155 126,297
3.45%, 04/15/51 ................. 114 83,302
5.35%, 01/15/53 ................. 440 445,699
Duke Energy Florida LLC
2.50%, 12/01/29 ................. 550 474,842
1.75%, 06/15/30 ................. 163 132,591
5.95%, 11/15/52 ................. 642 699,300
Duke Energy Progress LLC
3.45%, 03/15/29 ................. 794 727,975
2.50%, 08/15/50 ................. 461 286,086
4.00%, 04/01/52 ................. 338 273,642
Edison International
5.25%, 11/15/28 ................. 761 740,521
6.95%, 11/15/29 ................. 453 476,500
Entergy Louisiana LLC
4.20%, 09/01/48 ................. 325 271,821
2.90%, 03/15/51 ................. 115 75,823
Evergy Kansas Central, Inc., 5.70%, 03/15/53 200 205,937
Eversource Energy, 5.45%, 03/01/28 ..... 520 523,487
Exelon Corp.
5.10%, 06/15/45 ................. 35 32,419
4.45%, 04/15/46 ................. 231 196,167
4.70%, 04/15/50 ................. 376 332,289
FirstEnergy Corp.
2.05%, 03/01/25 ................. 52 48,663
Series B, 4.15%, 07/15/27
(a)(d)
........ 349 331,491
Series C, 5.10%, 07/15/47
(a)(d)
........ 43 38,572
Series C, 3.40%, 03/01/50 .......... 192 132,319
FirstEnergy Transmission LLC, 4.55%,
04/01/49
(b)
.................... 635 529,733
Florida Power & Light Co.
3.99%, 03/01/49 ................. 111 93,562
3.15%, 10/01/49 ................. 204 148,716
2.88%, 12/04/51 ................. 120 82,947
Generacion Mediterranea SA, 9.88%,
12/01/27
(a)(b)
................... 92 71,899
MidAmerican Energy Co., 3.15%, 04/15/50 . 728 509,476
Northern States Power Co.
2.90%, 03/01/50 ................. 221 152,229
2.60%, 06/01/51 ................. 367 235,320
3.20%, 04/01/52 ................. 165 118,164
NRG Energy, Inc., 2.45%, 12/02/27
(b)
..... 94 79,215
Ohio Power Co.
Series Q, 1.63%, 01/15/31 .......... 321 253,116
5.00%, 06/01/33 ................. 747 732,837
4.00%, 06/01/49 ................. 146 118,193
Series R, 2.90%, 10/01/51 .......... 320 212,376
Oncor Electric Delivery Co. LLC
3.80%, 09/30/47 ................. 101 82,169
3.10%, 09/15/49 ................. 357 252,100
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
Pacific Gas & Electric Co.
3.95%, 12/01/47
(a)
................ USD 270 $ 183,876
3.50%, 08/01/50 ................. 479 304,695
6.70%, 04/01/53 ................. 60 58,904
PECO Energy Co.
2.80%, 06/15/50 ................. 134 88,334
3.05%, 03/15/51 ................. 374 258,347
2.85%, 09/15/51 ................. 137 90,264
Public Service Co. of New Hampshire
3.60%, 07/01/49 ................. 116 90,616
5.15%, 01/15/53 ................. 205 205,445
Public Service Electric & Gas Co.
3.65%, 09/01/28 ................. 210 196,719
2.45%, 01/15/30 ................. 803 691,993
4.90%, 12/15/32 ................. 169 168,766
2.05%, 08/01/50 ................. 336 197,736
Southern California Edison Co.
2.25%, 06/01/30 ................. 943 788,217
Series G, 2.50%, 06/01/31 .......... 95 78,936
5.95%, 11/01/32 ................. 776 812,238
Southwestern Electric Power Co., 5.30%,
04/01/33 ..................... 133 131,271
Southwestern Public Service Co.
Series 6, 4.40%, 11/15/48 .......... 125 106,659
Series 8, 3.15%, 05/01/50 .......... 596 414,777
Union Electric Co., 2.63%, 03/15/51 ..... 234 149,776
22,179,398
Financial Services — 0.3%
Global Payments, Inc.
4.95%, 08/15/27 ................. 1,054 1,026,952
4.45%, 06/01/28 ................. 105 98,517
3.20%, 08/15/29 ................. 1,421 1,235,111
2.90%, 05/15/30 ................. 94 79,672
2,440,252
Gas Utilities — 0.1%
Atmos Energy Corp., 4.13%, 03/15/49 .... 188 158,040
CenterPoint Energy Resources Corp., 5.25%,
03/01/28 ..................... 230 229,907
Piedmont Natural Gas Co., Inc., 2.50%,
03/15/31 ..................... 175 142,882
Promigas SA ESP, 3.75%, 10/16/29
(b)
..... 200 167,000
Southwest Gas Corp., 5.45%, 03/23/28 ... 260 259,208
957,037
Ground Transportation — 0.6%
Burlington Northern Santa Fe LLC
4.45%, 03/15/43 ................. 242 219,850
3.05%, 02/15/51 ................. 127 89,967
3.30%, 09/15/51 ................. 293 218,655
2.88%, 06/15/52 ................. 340 232,436
CSX Corp.
4.30%, 03/01/48 ................. 296 257,552
3.35%, 09/15/49 ................. 208 153,444
Norfolk Southern Corp.
3.40%, 11/01/49 ................. 195 143,664
3.05%, 05/15/50 ................. 413 285,538
2.90%, 08/25/51 ................. 226 149,572
4.05%, 08/15/52 ................. 148 121,749
4.55%, 06/01/53 ................. 135 121,911
3.16%, 05/15/55 ................. 122 83,400
Penske Truck Leasing Co. LP
(b)
5.88%, 11/15/27 ................. 806 799,059
5.70%, 02/01/28 ................. 58 57,235
Ryder System, Inc.
5.65%, 03/01/28 ................. 517 517,216

2023
BlackRock Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Total Return V.I. Fund
12
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Ground Transportation (continued)
5.25%, 06/01/28 ................. USD 439 $ 433,451
Union Pacific Corp.
3.95%, 08/15/59 ................. 205 165,794
3.84%, 03/20/60 ................. 229 182,160
3.55%, 05/20/61 ................. 150 109,985
3.75%, 02/05/70 ................. 127 96,057
3.80%, 04/06/71 ................. 137 104,504
Union Pacific Railroad Co. Pass-Through Trust,
Series 2014-1, 3.23%, 05/14/26 ...... 79 73,961
4,617,160
Health Care Providers & Services — 0.5%
Aetna, Inc., 4.75%, 03/15/44 .......... 98 86,847
CVS Health Corp., 3.75%, 04/01/30 ...... 231 211,891
Elevance Health, Inc.
3.13%, 05/15/50 ................. 383 267,047
6.10%, 10/15/52 ................. 171 187,326
HCA, Inc.
5.38%, 02/01/25 ................. 81 80,290
5.88%, 02/15/26 ................. 1,079 1,079,683
3.50%, 09/01/30 ................. 1,383 1,212,268
UnitedHealth Group, Inc.
4.20%, 01/15/47 ................. 241 212,155
2.90%, 05/15/50 ................. 258 179,822
3.25%, 05/15/51 ................. 549 409,502
4.95%, 05/15/62 ................. 325 312,445
4,239,276
Hotels, Restaurants & Leisure — 0.0%
Grupo Posadas SAB de CV, 5.00%, 12/30/27
(a)
(d)(j)
........................ 55 47,046
Insurance — 0.2%
Ambac Assurance Corp., 5.10%
(b)(f)
...... 15 21,600
Aon Corp.
4.50%, 12/15/28 ................. 81 77,935
3.75%, 05/02/29 ................. 176 162,916
2.80%, 05/15/30 ................. 93 80,493
5.00%, 09/12/32 ................. 122 120,359
5.35%, 02/28/33 ................. 815 820,937
Marsh & McLennan Cos., Inc., 5.45%, 03/15/53 265 269,704
1,553,944
Interactive Media & Services — 0.1%
Meta Platforms, Inc.
4.45%, 08/15/52 ................. 94 81,736
5.60%, 05/15/53 ................. 124 127,350
5.75%, 05/15/63 ................. 619 640,616
849,702
Life Sciences Tools & Services — 0.0%
Thermo Fisher Scientific, Inc., 4.95%, 11/21/32 174 177,137
Media — 0.4%
Charter Communications Operating LLC
5.38%, 05/01/47 ................. 229 189,281
3.70%, 04/01/51 ................. 261 164,920
3.90%, 06/01/52 ................. 1,292 845,439
6.83%, 10/23/55 ................. 179 168,748
3.85%, 04/01/61 ................. 522 315,721
Comcast Corp.
2.65%, 02/01/30 ................. 450 393,620
4.65%, 07/15/42 ................. 107 98,672
2.45%, 08/15/52 ................. 559 341,842
2.94%, 11/01/56 ................. 156 101,591
Cox Communications, Inc.
(b)
3.15%, 08/15/24 ................. 268 258,934
Security
Par (000)
Par (000) Value
Media (continued)
2.95%, 10/01/50 ................. USD 138 $ 86,737
2,965,505
Metals & Mining — 0.3%
Anglo American Capital plc
(b)
4.50%, 03/15/28 ................. 221 210,746
5.63%, 04/01/30 ................. 603 599,201
5.50%, 05/02/33 ................. 702 683,425
Glencore Funding LLC, 5.70%, 05/08/33
(b)
.. 585 580,422
Newmont Corp., 2.25%, 10/01/30 ....... 250 204,823
2,278,617
Multi-Utilities — 0.3%
Ameren Illinois Co., 3.25%, 03/15/50 ..... 220 160,782
Consolidated Edison Co. of New York, Inc.
3.20%, 12/01/51 ................. 186 128,925
6.15%, 11/15/52 ................. 298 327,598
Consumers Energy Co.
3.75%, 02/15/50 ................. 975 776,389
4.20%, 09/01/52 ................. 220 188,235
NiSource, Inc.
3.49%, 05/15/27 ................. 79 74,327
5.25%, 03/30/28 ................. 391 390,691
5.40%, 06/30/33 ................. 126 126,084
San Diego Gas & Electric Co.
3.32%, 04/15/50 ................. 114 81,574
3.70%, 03/15/52 ................. 127 98,318
5.35%, 04/01/53 ................. 204 202,336
2,555,259
Oil, Gas & Consumable Fuels — 4.0%
BP Capital Markets America, Inc., 4.81%,
02/13/33 ..................... 943 929,295
Cameron LNG LLC
(b)
3.30%, 01/15/35 ................. 249 207,567
3.40%, 01/15/38 ................. 707 587,977
Cenovus Energy, Inc.
5.25%, 06/15/37 ................. 168 154,628
6.75%, 11/15/39 ................. 484 507,382
Cheniere Corpus Christi Holdings LLC
5.88%, 03/31/25 ................. 1,161 1,155,427
5.13%, 06/30/27 ................. 1,967 1,933,680
3.70%, 11/15/29 ................. 204 184,704
2.74%, 12/31/39 ................. 99 78,030
Cheniere Energy Partners LP
4.50%, 10/01/29 ................. 872 800,284
4.00%, 03/01/31 ................. 1,517 1,335,702
3.25%, 01/31/32 ................. 1,232 1,013,505
5.95%, 06/30/33
(b)
................ 247 247,719
Devon Energy Corp.
8.25%, 08/01/23 ................. 114 114,059
5.25%, 10/15/27 ................. 114 112,279
4.75%, 05/15/42 ................. 92 77,548
Diamondback Energy, Inc.
3.25%, 12/01/26 ................. 2,540 2,386,452
3.50%, 12/01/29 ................. 3,090 2,781,376
3.13%, 03/24/31 ................. 850 728,091
Enbridge, Inc.
5.70%, 03/08/33 ................. 323 327,435
2.50%, 08/01/33 ................. 103 80,438
Energean Israel Finance Ltd., 8.50%,
09/30/33
(b)(j)
................... 12 11,969
Energy Transfer LP
5.75%, 02/15/33 ................. 452 454,959
4.90%, 03/15/35 ................. 267 244,722
6.50%, 02/01/42 ................. 197 199,509
5.15%, 02/01/43 ................. 169 143,578

Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Total Return V.I. Fund
Schedule of Investments
13
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
5.30%, 04/01/44 ................. USD 56 $ 48,498
5.30%, 04/15/47 ................. 343 298,331
5.00%, 05/15/50 ................. 1,562 1,319,207
Enterprise Products Operating LLC
5.10%, 02/15/45 ................. 124 118,382
3.70%, 01/31/51 ................. 113 86,449
3.30%, 02/15/53 ................. 160 114,169
4.95%, 10/15/54 ................. 138 125,251
EQT Corp.
3.13%, 05/15/26
(b)
................ 375 344,779
3.90%, 10/01/27 ................. 125 115,565
5.70%, 04/01/28 ................. 137 135,215
7.00%, 02/01/30
(a)(d)
............... 105 109,938
3.63%, 05/15/31
(b)
................ 211 181,479
Hess Corp., 5.60%, 02/15/41 .......... 200 191,355
Kinder Morgan Energy Partners LP
4.70%, 11/01/42 ................. 814 676,417
5.40%, 09/01/44 ................. 364 322,711
Leviathan Bond Ltd., 6.75%, 06/30/30
(b)(j)
.. 4 3,711
NGPL PipeCo LLC
(b)
4.88%, 08/15/27 ................. 230 217,950
3.25%, 07/15/31 ................. 1,111 914,978
Northwest Pipeline LLC, 4.00%, 04/01/27 .. 918 872,298
Occidental Petroleum Corp.
7.88%, 09/15/31 ................. 245 273,127
6.45%, 09/15/36 ................. 140 143,682
Pioneer Natural Resources Co., 2.15%,
01/15/31 ..................... 116 94,959
Sabine Pass Liquefaction LLC
5.75%, 05/15/24 ................. 500 499,140
5.63%, 03/01/25 ................. 2,259 2,250,095
5.88%, 06/30/26 ................. 1,532 1,544,541
SCC Power plc, 4.00%, (4.00% Cash or 4.00%
PIK), 05/17/32
(b)(k)
............... 46 4,302
Targa Resources Corp.
4.95%, 04/15/52 ................. 102 84,275
6.50%, 02/15/53 ................. 92 93,953
Targa Resources Partners LP
5.00%, 01/15/28 ................. 953 909,484
4.88%, 02/01/31 ................. 1,093 1,010,085
Texas Eastern Transmission LP, 3.50%,
01/15/28
(b)
.................... 710 656,591
Transcontinental Gas Pipe Line Co. LLC
4.00%, 03/15/28 ................. 895 842,377
4.60%, 03/15/48 ................. 270 229,496
Viper Energy Partners LP, 5.38%, 11/01/27
(b)
350 335,901
Williams Cos., Inc. (The), 3.50%, 10/15/51 . 248 171,039
32,138,045
Passenger Airlines — 0.3%
Air Canada Pass-Through Trust
(b)
Series 2017-1, Class B, 3.70%, 01/15/26 1 519
Series 2017-1, Class AA, 3.30%, 01/15/30 74 65,364
American Airlines Pass-Through Trust
Series 2015-2, Class B, 4.40%, 09/22/23 181 179,356
Series 2015-2, Class AA, 3.60%, 09/22/27 34 31,684
Series 2016-1, Class AA, 3.58%, 01/15/28 82 76,106
Series 2016-2, Class AA, 3.20%, 06/15/28 61 54,919
Series 2017-1, Class AA, 3.65%, 02/15/29 22 20,255
Series 2019-1, Class AA, 3.15%, 02/15/32 180 156,707
Avianca Midco 2 plc, 9.00%, 12/01/28
(b)
... 81 68,043
Delta Air Lines Pass-Through Trust, Series
2019-1, Class AA, 3.20%, 04/25/24 .... 420 411,549
United Airlines Pass-Through Trust
Series 2016-2, Class B, 3.65%, 10/07/25 8 7,356
Series 2020-1, Class B, 4.88%, 01/15/26 92 88,263
Security
Par (000)
Par (000) Value
Passenger Airlines (continued)
Series 2014-1, Class A, 4.00%, 04/11/26 USD 112 $ 105,658
Series 2020-1, Class A, 5.88%, 10/15/27 543 538,659
Series 2015-1, Class AA, 3.45%, 12/01/27 30 27,874
Series 2019-2, Class B, 3.50%, 05/01/28 103 92,998
Series 2016-1, Class AA, 3.10%, 07/07/28 10 8,981
Series 2016-2, Class AA, 2.88%, 10/07/28 63 55,596
Series 2018-1, Class AA, 3.50%, 03/01/30 31 28,277
Series 2019-2, Class AA, 2.70%, 05/01/32 112 93,527
2,111,691
Pharmaceuticals — 0.2%
Pfizer Investment Enterprises Pte. Ltd.
5.30%, 05/19/53 ................. 405 421,071
5.34%, 05/19/63 ................. 1,171 1,184,991
1,606,062
Real Estate Management & Development — 0.0%
(j)
Agile Group Holdings Ltd., (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
11.25%), 8.38%
(a)(f)
.............. 200 27,392
Fantasia Holdings Group Co. Ltd., 11.75%,
04/17/22
(a)(g)(h)
.................. 200 12,000
Modern Land China Co. Ltd., 9.00%, (9.00%
Cash or 11.00% PIK), 12/30/26
(a)(g)(h)(k)
... 225 11,216
Redsun Properties Group Ltd., 7.30%,
01/13/25
(a)(g)(h)
.................. 200 16,398
RKPF Overseas 2020 A Ltd., 5.20%, 01/12/26 200 104,250
Yango Justice International Ltd., 8.25%,
11/25/23
(a)(g)(h)
.................. 200 2,000
173,256
Retail REITs — 0.0%
NNN REIT, Inc.
3.50%, 04/15/51 ................. 122 82,027
3.00%, 04/15/52 ................. 135 82,055
164,082
Semiconductors & Semiconductor Equipment — 0.5%
Broadcom, Inc.
(b)
3.42%, 04/15/33 ................. 750 627,194
3.47%, 04/15/34 ................. 1,290 1,058,198
Intel Corp.
4.88%, 02/10/28 ................. 253 252,044
5.70%, 02/10/53 ................. 167 169,888
3.20%, 08/12/61 ................. 402 261,113
KLA Corp.
3.30%, 03/01/50 ................. 445 333,724
5.25%, 07/15/62 ................. 138 139,670
NXP BV, 4.30%, 06/18/29 ............ 1,008 944,839
QUALCOMM, Inc., 4.50%, 05/20/52 ..... 373 339,312
4,125,982
Software — 0.4%
Oracle Corp.
3.85%, 07/15/36 ................. 260 216,993
3.60%, 04/01/40 ................. 764 591,036
3.65%, 03/25/41 ................. 179 137,907
4.13%, 05/15/45 ................. 706 553,245
4.00%, 07/15/46 ................. 108 83,010
4.00%, 11/15/47 ................. 531 408,809
3.95%, 03/25/51 ................. 672 508,114
4.38%, 05/15/55 ................. 262 209,493
VMware, Inc., 2.20%, 08/15/31 ........ 715 561,847
3,270,454
Specialized REITs — 1.1%
American Tower Corp.
3.95%, 03/15/29 ................. 790 727,964
2.90%, 01/15/30 ................. 100 86,250

2023
BlackRock Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Total Return V.I. Fund
14
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Specialized REITs (continued)
2.10%, 06/15/30 ................. USD 159 $ 128,396
1.88%, 10/15/30 ................. 305 240,658
2.70%, 04/15/31 ................. 800 663,382
5.65%, 03/15/33 ................. 679 688,517
5.55%, 07/15/33 ................. 1,031 1,038,071
Crown Castle, Inc.
3.10%, 11/15/29 ................. 1,081 941,219
3.30%, 07/01/30 ................. 915 808,198
2.10%, 04/01/31 ................. 1,321 1,056,551
5.10%, 05/01/33 ................. 1,290 1,267,663
Equinix, Inc.
3.20%, 11/18/29 ................. 373 327,465
2.15%, 07/15/30 ................. 941 760,470
8,734,804
Specialty Retail — 0.1%
Lowe's Cos., Inc.
4.50%, 04/15/30 ................. 691 671,744
5.00%, 04/15/40 ................. 212 199,376
2.80%, 09/15/41 ................. 205 144,986
1,016,106
Technology Hardware, Storage & Peripherals — 0.2%
Dell International LLC
4.90%, 10/01/26 ................. 646 641,409
5.25%, 02/01/28 ................. 167 166,654
Hewlett Packard Enterprise Co., 5.25%,
07/01/28 ..................... 658 651,671
1,459,734
Tobacco — 0.3%
Altria Group, Inc.
3.13%, 06/15/31 ................. EUR 460 431,665
5.80%, 02/14/39 ................. USD 308 301,478
4.50%, 05/02/43 ................. 265 210,741
BAT Capital Corp.
4.76%, 09/06/49 ................. 64 48,314
3.98%, 09/25/50 ................. 671 452,156
Philip Morris International, Inc., 5.13%,
11/17/27 ..................... 313 313,958
Reynolds American, Inc., 5.85%, 08/15/45 .. 429 381,512
2,139,824
Wireless Telecommunication Services — 0.7%
Millicom International Cellular SA, 6.63%,
10/15/26
(b)
.................... 180 171,671
Sprint LLC
7.88%, 09/15/23 ................. 229 229,553
7.13%, 06/15/24 ................. 4,084 4,120,524
7.63%, 02/15/25 ................. 288 294,182
T-Mobile USA, Inc.
3.88%, 04/15/30 ................. 533 491,036
2.55%, 02/15/31 ................. 388 322,510
5,629,476
Total Corporate Bonds — 22.7%
(Cost: $188,138,684) ............................. 181,556,699
Floating Rate Loan Interests
Broadline Retail — 0.0%
Fanatics Commerce Intermediate Holdco LLC,
Term Loan, (3-mo. CME Term SOFR at
0.50% Floor + 3.25%), 8.61%
,
 11/24/28
(a)
61 60,867
Security
Par (000)
Par (000) Value
Building Products — 0.0%
(a)
CP Iris Holdco I, Inc., 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor +
3.75%), 8.95%
,
 10/02/28 ........... USD 32 $ 29,432
CP Iris Holdco I, Inc., Delayed Draw 1st Lien
Term Loan, 10/02/28
(l)
.............. 5 5,095
34,527
Chemicals — 0.1%
Bakelite US Holdco, Inc., Term Loan, (3-mo.
CME Term SOFR at 0.50% Floor + 4.00%),
9.39%
,
 05/29/29
(a)
................ 285 279,654
Commercial Services & Supplies — 0.0%
Allied Universal Holdco LLC, Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor + 3.75%),
8.95%
,
 05/12/28
(a)
................ 140 136,361
Consumer Finance — 0.0%
Credito Real SAB de CV SOFOM ER, Term
Loan A, (3-mo. LIBOR USD + 3.75%),
0.00%
,
 02/21/24
(a)(e)(g)(h)
............. 21 2,730
Diversified Telecommunication Services — 0.1%
Connect Finco SARL, Term Loan, (1-mo.
LIBOR USD at 1.00% Floor + 3.50%),
8.70%
,
 12/11/26
(a)
................ 263 262,793
Financial Services — 0.1%
Caliber Home Loans, Term Loan, (1-mo. LIBOR
USD + 0.00%), 8.43%
,
 07/15/26
(a)(e)
.... 610 606,950
Food Products — 0.0%
BCPE North Star US Holdco 2, Inc., 1st Lien
Term Loan, (3-mo. CME Term SOFR at
0.75% Floor + 4.00%), 9.54%
,
 06/09/28
(a)
189 173,039
Health Care Providers & Services — 0.0%
(a)
AEA International Holdings (Luxembourg)
SARL, 1st Lien Term Loan, (3-mo. CME
Term SOFR at 0.50% Floor + 3.75%),
9.31%
,
 09/07/28
(e)
................ 147 146,313
Select Medical Corp., Term Loan B,
(1-mo. CME Term SOFR + 2.50%),
7.70%
,
 03/06/25 ................. 45 44,571
190,884
Hotels, Restaurants & Leisure — 0.1%
(a)
Aimbridge Acquisition Co., Inc., 1st Lien Term
Loan, (1-mo. CME Term SOFR + 3.75%),
8.94%
,
 02/02/26 ................. 151 145,740
Bally's Corp., Facility Term Loan B, (1-mo.
CME Term SOFR at 0.50% Floor + 3.25%),
8.40%
,
 10/02/28 ................. 318 310,526
Fertitta Entertainment LLC, Term Loan B,
(1-mo. CME Term SOFR at 0.50% Floor +
4.00%), 9.10%
,
 01/27/29 ........... 206 203,020
Herschend Entertainment Co. LLC, Term Loan,
(3-mo. CME Term SOFR at 0.50% Floor +
3.75%), 8.97%
,
 08/27/28 ........... 75 74,732
734,018
Household Durables — 0.0%
SWF Holdings I Corp., 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.75% Floor +
4.00%), 9.22%
,
 10/06/28
(a)
.......... 78 62,917

Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Total Return V.I. Fund
Schedule of Investments
15
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
IT Services — 0.0%
ConnectWise LLC, Term Loan, (1-mo.
LIBOR USD at 0.50% Floor + 3.50%),
8.69%
,
 09/29/28
(a)
................ USD 155 $ 150,296
Media — 0.0%
Gray Television, Inc., Term Loan D, (1-mo. CME
Term SOFR + 3.00%), 8.23%
,
 12/01/28
(a)
229 222,844
Specialty Retail — 0.0%
Tory Burch LLC, Term Loan B, (1-mo. CME
Term SOFR at 0.50% Floor + 3.50%),
8.72%
,
 04/16/28
(a)
................ 136 130,353
Total Floating Rate Loan Interests — 0.4%
(Cost: $3,136,152) .............................. 3,048,233
Foreign Agency Obligations
Argentina — 0.0%
YPF SA
6.95%, 07/21/27
(j)
................ 22 17,820
8.50%, 06/27/29
(j)
................ 10 8,436
7.00%, 09/30/33
(a)(d)(j)
.............. 29 21,731
7.00%, 12/15/47
(b)
................ 33 22,459
70,446
Colombia — 0.1%
Ecopetrol SA
5.88%, 09/18/23 ................. 18 17,937
8.63%, 01/19/29 ................. 155 155,078
6.88%, 04/29/30 ................. 225 204,221
8.88%, 01/13/33 ................. 106 104,492
481,728
Mexico — 0.1%
Petroleos Mexicanos
4.88%, 01/18/24 ................. 46 45,017
Series 13-2, 7.19%, 09/12/24 ........ MXN 11 59,855
6.88%, 08/04/26 ................. USD 258 239,617
8.75%, 06/02/29 ................. 90 80,699
6.70%, 02/16/32 ................. 37 28,081
6.35%, 02/12/48 ................. 67 40,378
493,647
Poland — 0.0%
Bank Gospodarstwa Krajowego, 5.38%
,
05/22/33
(b)
..................... 200 198,000
Total Foreign Agency Obligations — 0.2%
(Cost: $1,269,319) .............................. 1,243,821
Foreign Government Obligations
Colombia — 0.1%
Republic of Colombia
7.50%, 08/26/26 ................. COP 1,052,000 236,286
5.75%, 11/03/27 ................. 641,000 132,123
8.00%, 04/20/33 ................. USD 200 203,350
7.25%, 10/18/34 ................. COP 334,000 64,335
636,094
Czech Republic — 0.0%
Czech Republic
0.95%, 05/15/30
(j)
................ CZK 900 32,899
5.00%, 09/30/30 ................. 2,590 122,889
4.20%, 12/04/36
(j)
................ 860 38,540
194,328
Egypt — 0.0%
Arab Republic of Egypt, 7.63%
,
05/29/32
(j)
.. USD 200 115,888
Security
Par (000)
Par (000) Value
Guatemala — 0.0%
Republic of Guatemala, 6.60%
,
06/13/36
(b)
.. USD 200 $ 201,300
Indonesia — 0.1%
Republic of Indonesia
4.10%, 04/24/28 ................. 200 192,656
6.38%, 08/15/28 ................. IDR 1,314,000 89,265
9.00%, 03/15/29 ................. 621,000 47,178
8.25%, 05/15/29 ................. 951,000 69,807
7.50%, 05/15/38 ................. 1,591,000 114,556
3.05%, 03/12/51 ................. USD 641 467,001
980,463
Ivory Coast — 0.0%
Republic of Cote d'Ivoire, 4.88%
,
01/30/32
(j)
. EUR 100 84,825
Mexico — 0.5%
United Mexican States
11.97%, 11/28/24
(m)
............... MXN 1,282 648,546
12.03%, 01/23/25
(m)
............... 438 218,121
7.50%, 06/03/27 ................. 36 199,744
8.50%, 05/31/29 ................. 141 814,425
2.66%, 05/24/31 ................. USD 1,158 960,851
4.88%, 05/19/33 ................. 200 190,828
8.50%, 11/18/38 ................. MXN 50 285,008
4.50%, 01/31/50 ................. USD 1,011 825,097
4,142,620
Morocco — 0.0%
Kingdom of Morocco, 6.50%
,
09/08/33
(b)
... 200 205,628
Panama — 0.1%
Republic of Panama
3.88%, 03/17/28 ................. 347 328,228
4.50%, 04/01/56 ................. 488 363,511
691,739
Peru — 0.1%
Republic of Peru, 3.55%
,
03/10/51 ....... 576 428,463
Philippines — 0.1%
Republic of Philippines
3.00%, 02/01/28 ................. 516 478,879
3.20%, 07/06/46 ................. 629 463,711
942,590
Romania — 0.0%
Romania Government Bond, 2.13%
,
03/07/28
(j)
EUR 54 51,038
Russia — 0.0%
Russian Federation, 6.10%
,
07/18/35
(a)(g)(h)
.. RUB 13,759 51,500
Saudi Arabia — 0.0%
Kingdom of Saudi Arabia, 3.45%
,
02/02/61
(j)
. USD 200 140,344
South Africa — 0.0%
Republic of South Africa, 8.00%
,
01/31/30 .. ZAR 5,370 252,053
Spain — 0.1%
Bonos y Obligaciones del Estado, 0.80%
,
07/30/29
(b)(j)
..................... EUR 360 340,254
Ukraine — 0.0%
Ukraine Government Bond
(a)(g)(h)(j)
7.75%, 09/01/29 ................. USD 100 23,746
7.75%, 08/01/41 ................. 72 28,692
52,438
Uruguay — 0.1%
Oriental Republic of Uruguay
4.38%, 10/27/27 ................. 179 177,219

2023
BlackRock Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Total Return V.I. Fund
16
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Uruguay (continued)
5.10%, 06/18/50 ................. USD 234 $ 233,338
410,557
Total Foreign Government Obligations — 1.2%
(Cost: $10,888,896) .............................. 9,922,122
Shares
Shares
Investment Companies
BlackRock Allocation Target Shares - BATS
Series A
(n)
...................... 14,408,518 132,558,363
Total Investment Companies — 16.6%
(Cost: $144,284,000) ............................. 132,558,363
Par (000)
Par (000)
Municipal Bonds
California — 0.4%
Bay Area Toll Authority , Series 2010S-1, RB,
7.04%, 04/01/50 ................. 290 372,687
Los Angeles Community College District , Series
2010E, GO, 6.60%, 08/01/42 ......... 110 133,594
Los Angeles Unified School District , Series
2010RY, GO, 6.76%, 07/01/34 ........ 500 564,689
State of California
Series 2018, GO, 4.60%, 04/01/38 ..... 1,215 1,163,849
Series 2009, GO, 7.55%, 04/01/39 ..... 65 81,589
University of California , Series 2012AD, RB,
4.86%, 05/15/12 ................. 75 67,149
2,383,557
Georgia — 0.0%
Municipal Electric Authority of Georgia , Series
2010-A, RB, 6.64%, 04/01/57 ........ 53 60,534
Illinois — 0.1%
State of Illinois , Series 2003, GO,
5.10%, 06/01/33 ................. 775 759,811
Louisiana — 0.1%
Louisiana Local Government Environmental
Facilities & Community Development
Authority , Series 2022A, RB,
4.15%, 02/01/33 ................. 500 481,286
Massachusetts — 0.0%
Massachusetts Housing Finance Agency ,
Series 2015A, RB, AMT, 4.50%, 12/01/48 30 28,533
New Jersey — 0.0%
New Jersey Turnpike Authority , Series 2009F,
RB, 7.41%, 01/01/40 .............. 167 209,324
New York — 0.0%
Metropolitan Transportation Authority , Series
2010A, RB, 6.67%, 11/15/39 ......... 75 79,706
New York City Municipal Water Finance
Authority
Series 2010EE, RB, 6.01%, 06/15/42 ... 35 39,566
Series 2011CC, RB, 5.88%, 06/15/44 ... 155 174,160
New York State Dormitory Authority , Series
2010H, RB, 5.39%, 03/15/40 ......... 60 62,687
Port Authority of New York & New Jersey
Series 2010-165, RB, 5.65%, 11/01/40 .. 120 129,020
Security
Par (000)
Par (000) Value
New York (continued)
Series 2014-181, RB, 4.96%, 08/01/46 .. USD 195 $ 191,000
676,139
Ohio — 0.0%
American Municipal Power, Inc. , Series 2010A,
RB, 8.08%, 02/15/50 .............. 135 182,971
Texas — 0.1%
City of San Antonio Electric & Gas Systems ,
Series 2010A, RB, 5.81%, 02/01/41 .... 215 233,281
State of Texas , Series 2009A, GO,
5.52%, 04/01/39 ................. 215 231,206
464,487
Total Municipal Bonds — 0.7%
(Cost: $5,825,228) .............................. 5,246,642
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 0.4%
Alternative Loan Trust
Series 2005-22T1, Class A1, (1-mo. LIBOR
USD at 0.35% Floor and 5.42% Cap +
0.35%), 5.42%, 06/25/35
(a)
........ 99 80,435
Series 2005-76, Class 2A1, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT at 1.00% Floor +
1.00%), 4.98%, 02/25/36
(a)
........ 14 12,431
Series 2006-11CB, Class 3A1, 6.50%,
05/25/36 .................... 48 25,151
Series 2006-15CB, Class A1, 6.50%,
06/25/36 .................... 8 3,875
Series 2006-OA14, Class 1A1, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT at 1.73% Floor and
2.00% Cap + 1.73%), 5.71%, 11/25/46
(a)
51 39,885
Series 2006-OA16, Class A4C, (1-mo.
LIBOR USD at 0.68% Floor + 0.68%),
5.83%, 10/25/46
(a)
.............. 133 97,411
Series 2006-OA8, Class 1A1, (1-mo. LIBOR
USD at 0.38% Floor + 0.38%), 5.53%,
07/25/46
(a)
................... 7 5,969
Series 2006-OC10, Class 2A3, (1-mo.
LIBOR USD at 0.46% Floor + 0.46%),
5.61%, 11/25/36
(a)
.............. 55 47,768
Series 2006-OC7, Class 2A3, (1-mo. LIBOR
USD at 0.50% Floor + 0.50%), 5.65%,
07/25/46
(a)
................... 60 52,918
Series 2007-3T1, Class 1A1, 6.00%,
04/25/37 .................... 9 4,441
Series 2007-OA3, Class 1A1, (1-mo. LIBOR
USD at 0.28% Floor + 0.28%), 5.43%,
04/25/47
(a)
................... 13 11,474
American Home Mortgage Assets Trust
(a)
Series 2006-3, Class 2A11, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT at 0.94% Floor +
0.94%), 4.92%, 10/25/46 ......... 44 30,483
Series 2006-4, Class 1A12, (1-mo. LIBOR
USD at 0.21% Floor + 0.21%), 5.36%,
10/25/46 .................... 50 27,395
Series 2007-1, Class A1, (Federal Reserve
US 12 Month Cumulative Average 1 Year
CMT at 0.70% Floor + 0.70%), 4.68%,
02/25/47 .................... 50 20,340
APS Resecuritization Trust
(a)(b)
Series 2016-1, Class 1MZ, 2.99%, 07/31/57 280 112,999

Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Total Return V.I. Fund
Schedule of Investments
17
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Series 2016-3, Class 3A, (1-mo. LIBOR
USD at 2.85% Floor + 2.85%), 8.00%,
09/27/46 .................... USD 27 $ 27,446
Banc of America Funding Trust
(a)(b)
Series 2014-R2, Class 1C, 0.00%, 11/26/36 123 34,273
Series 2016-R2, Class 1A1, 4.70%,
05/01/33 .................... 57 55,362
Bayview Commercial Asset Trust, Series 2007-
4A, Class A1, (1-mo. LIBOR USD at 0.45%
Floor + 0.45%), 5.83%, 09/25/37
(a)(b)
.... 76 69,342
Bear Stearns Mortgage Funding Trust
(a)
Series 2006-SL1, Class A1, (1-mo. LIBOR
USD at 0.28% Floor and 11.00% Cap +
0.28%), 5.43%, 08/25/36 ......... 13 12,478
Series 2007-AR2, Class A1, (1-mo. LIBOR
USD at 0.17% Floor and 10.50% Cap +
0.17%), 5.32%, 03/25/37 ......... 69 63,879
Series 2007-AR3, Class 1A1, (1-mo. LIBOR
USD at 0.14% Floor and 10.50% Cap +
0.14%), 5.29%, 03/25/37 ......... 9 7,640
Series 2007-AR4, Class 1A1, (1-mo. LIBOR
USD at 0.40% Floor and 10.50% Cap +
0.40%), 5.55%, 09/25/47 ......... 31 28,002
Series 2007-AR4, Class 2A1, (1-mo. LIBOR
USD at 0.21% Floor and 10.50% Cap +
0.21%), 5.36%, 06/25/37 ......... 10 9,072
Chase Mortgage Finance Trust, Series 2007-
S6, Class 1A1, 6.00%, 12/25/37 ....... 653 293,041
CHL Mortgage Pass-Through Trust
Series 2006-OA4, Class A1, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT at 0.96% Floor +
0.96%), 4.94%, 04/25/46
(a)
........ 128 40,243
Series 2006-OA5, Class 3A1, (1-mo. LIBOR
USD at 0.40% Floor + 0.40%), 5.55%,
04/25/46
(a)
................... 14 12,945
Series 2007-15, Class 2A2, 6.50%, 09/25/37 174 74,498
Citicorp Mortgage Securities Trust
Series 2007-9, Class 1A1, 6.25%, 12/25/37 38 31,611
Series 2008-2, Class 1A1, 6.50%, 06/25/38 54 41,876
Credit Suisse Mortgage Capital Certificates,
Series 2009-12R, Class 3A1, 6.50%,
10/27/37
(b)
..................... 281 117,968
CSFB Mortgage-Backed Pass-Through
Certificates, Series 2005-10, Class 10A1, (1-
mo. LIBOR USD at 1.35% Floor and 6.25%
Cap + 1.35%), 6.25%, 11/25/35
(a)
...... 41 9,632
CSMC Trust, Series 2009-5R, Class 4A4,
2.97%, 06/25/36
(a)(b)(e)
.............. —
(c)
1
Deutsche Alt-A Securities Mortgage Loan Trust,
Series 2007-OA4, Class A2A, (1-mo. LIBOR
USD at 0.34% Floor + 0.34%), 5.49%,
08/25/47
(a)
..................... 91 80,702
Deutsche Alt-B Securities Mortgage Loan
Trust, Series 2006-AB3, Class A8, 6.36%,
07/25/36
(a)
..................... 7 5,812
GreenPoint Mortgage Funding Trust, Series
2006-AR2, Class 4A1, (Federal Reserve US
12 Month Cumulative Average 1 Year CMT
at 2.00% Floor and 10.50% Cap + 2.00%),
5.98%, 03/25/36
(a)
................ 13 12,064
GSMPS Mortgage Loan Trust
(a)(b)
Series 2005-RP1, Class 1AF, (1-mo. LIBOR
USD at 0.35% Floor + 0.35%), 5.50%,
01/25/35 .................... 31 27,626
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Series 2005-RP2, Class 1AF, (1-mo. LIBOR
USD at 0.35% Floor + 0.35%), 5.50%,
03/25/35 .................... USD 35 $ 30,601
Series 2006-RP1, Class 1AF1, (1-mo.
LIBOR USD at 0.35% Floor and 9.15%
Cap + 0.35%), 5.50%, 01/25/36 ..... 29 23,410
GSR Mortgage Loan Trust, Series 2007-1F,
Class 2A4, 5.50%, 01/25/37 ......... 2 2,896
HarborView Mortgage Loan Trust, Series 2007-
4, Class 2A2, (1-mo. LIBOR USD at 0.25%
Floor and 10.00% Cap + 0.50%), 5.41%,
07/19/47
(a)
..................... 86 78,317
IndyMac INDX Mortgage Loan Trust
(a)
Series 2007-AR19, Class 3A1, 3.38%,
09/25/37 .................... 66 42,826
Series 2007-FLX5, Class 2A2, (1-mo.
LIBOR USD at 0.24% Floor + 0.24%),
5.39%, 08/25/37 ............... 77 63,696
MASTR Resecuritization Trust, Series 2008-3,
Class A1, 4.62%, 08/25/37
(a)(b)
........ 14 8,811
Merrill Lynch Alternative Note Asset Trust,
Series 2007-OAR2, Class A2, (1-mo. LIBOR
USD at 0.42% Floor + 0.42%), 5.57%,
04/25/37
(a)
..................... 96 81,204
Mortgage Loan Resecuritization Trust, Series
2009-RS1, Class A85, (1-mo. LIBOR USD
at 0.34% Floor and 9.00% Cap + 0.34%),
5.51%, 04/16/36
(a)(b)
............... 209 197,810
New Residential Mortgage Loan Trust, Series
2019-2A, Class A1, 4.25%, 12/25/57
(a)(b)
. 36 33,995
Nomura Asset Acceptance Corp. Alternative
Loan Trust, Series 2007-2, Class A4, (1-mo.
LIBOR USD at 0.42% Floor + 0.42%),
5.57%, 06/25/37
(a)
................ 10 9,049
PRPM LLC
(a)(b)
Series 2022-1, Class A1, 3.72%, 02/25/27
(d)
794 752,240
Series 2023-1, Class A1, 6.88%, 02/25/28 366 363,268
RALI Trust, Series 2007-QH9, Class A1, 5.09%,
11/25/37
(a)
..................... 21 17,740
Reperforming Loan REMIC Trust, Series 2005-
R3, Class AF, (1-mo. LIBOR USD at 0.40%
Floor and 9.50% Cap + 0.40%), 5.55%,
09/25/35
(a)(b)
.................... 3 2,350
Seasoned Credit Risk Transfer Trust, Series
2018-1, Class BX, 3.56%, 05/25/57
(a)
... 19 6,301
Structured Adjustable Rate Mortgage Loan
Trust, Series 2006-3, Class 4A, 3.85%,
04/25/36
(a)
..................... 37 22,554
Structured Asset Mortgage Investments II
Trust
(a)
Series 2006-AR4, Class 3A1, (1-mo. LIBOR
USD at 0.38% Floor and 10.50% Cap +
0.38%), 5.53%, 06/25/36 ......... 56 47,540
Series 2006-AR5, Class 2A1, (1-mo. LIBOR
USD at 0.42% Floor and 10.50% Cap +
0.42%), 5.57%, 05/25/46 ......... 32 21,348
Washington Mutual Mortgage Pass-Through
Certificates WMALT Trust
Series 2006-4, Class 1A1, 6.00%, 04/25/36 36 31,999
Series 2006-4, Class 3A1, 7.00%,
05/25/36
(a)(d)
.................. 24 20,258
3,486,701

2023
BlackRock Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Total Return V.I. Fund
18
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities — 0.7%
245 Park Avenue Trust, Series 2017-245P,
Class E, 3.78%, 06/05/37
(a)(b)
......... USD 200 $ 138,198
280 Park Avenue Mortgage Trust
(a)(b)
Series 2017-280P, Class D, (1-mo. LIBOR
USD at 1.54% Floor + 1.54%), 6.64%,
09/15/34 .................... 100 88,379
Series 2017-280P, Class E, (1-mo. LIBOR
USD at 2.12% Floor + 2.12%), 7.22%,
09/15/34 .................... 137 117,216
Ashford Hospitality Trust, Series 2018-ASHF,
Class D, (1-mo. LIBOR USD at 2.23% Floor
+ 2.10%), 7.42%, 04/15/35
(a)(b)
........ 19 18,240
BAMLL Commercial Mortgage Securities
Trust
(a)(b)
Series 2015-200P, Class F, 3.72%, 04/14/33 300 253,315
Series 2017-SCH, Class CL, (1-mo. LIBOR
USD at 1.50% Floor + 1.50%), 6.69%,
11/15/32 .................... 100 91,868
Series 2017-SCH, Class DL, (1-mo. LIBOR
USD at 2.00% Floor + 2.00%), 7.19%,
11/15/32 .................... 100 88,579
Series 2018-DSNY, Class D, (1-mo. LIBOR
USD at 1.70% Floor + 1.70%), 6.89%,
09/15/34 .................... 650 642,178
Bayview Commercial Asset Trust
(a)(b)
Series 2005-4A, Class A1, (1-mo. LIBOR
USD at 0.30% Floor + 0.45%), 5.60%,
01/25/36 .................... 26 23,339
Series 2005-4A, Class M1, (1-mo. LIBOR
USD at 0.45% Floor + 0.68%), 5.83%,
01/25/36 .................... 19 17,030
Series 2006-1A, Class A2, (1-mo. LIBOR
USD at 0.54% Floor + 0.54%), 5.69%,
04/25/36 .................... 6 5,527
Series 2006-3A, Class A1, (1-mo. LIBOR
USD at 0.25% Floor + 0.38%), 5.53%,
10/25/36 .................... 9 8,310
Series 2006-3A, Class A2, (1-mo. LIBOR
USD at 0.30% Floor + 0.45%), 5.60%,
10/25/36 .................... 8 6,941
Series 2007-2A, Class A1, (1-mo. LIBOR
USD at 0.27% Floor + 0.27%), 5.42%,
07/25/37 .................... 17 15,481
BBCMS Mortgage Trust, Series 2018-TALL,
Class A, (1-mo. LIBOR USD at 0.87% Floor
+ 0.72%), 6.07%, 03/15/37
(a)(b)
........ 35 31,519
BBCMS Trust, Series 2015-SRCH, Class A1,
3.31%, 08/10/35
(b)
................ 64 58,125
BHMS, Series 2018-ATLS, Class A, (1-mo.
LIBOR USD at 1.25% Floor + 1.25%),
6.44%, 07/15/35
(a)(b)
............... 140 136,488
BWAY Mortgage Trust
(b)
Series 2013-1515, Class A2, 3.45%,
03/10/33 .................... 150 138,886
Series 2013-1515, Class C, 3.45%, 03/10/33 105 95,534
BX Commercial Mortgage Trust, Series 2020-
VKNG, Class A, (1-mo. CME Term SOFR at
0.93% Floor + 1.04%), 6.19%, 10/15/37
(a)(b)
60 58,884
BXP Trust
(a)(b)
Series 2017-CC, Class D, 3.67%, 08/13/37 60 43,494
Series 2017-CC, Class E, 3.67%, 08/13/37 110 73,142
Series 2017-GM, Class D, 3.54%, 06/13/39 200 164,022
Series 2017-GM, Class E, 3.54%, 06/13/39 50 37,782
CAMB Commercial Mortgage Trust, Series
2019-LIFE, Class D, (1-mo. LIBOR USD at
1.75% Floor + 1.75%), 6.94%, 12/15/37
(a)(b)
100 98,238
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Cassia SRL, Series 2022-1A, Class A, (3-mo.
EURIBOR at 2.50% Floor + 2.50%), 5.88%,
05/22/34
(a)(b)
.................... EUR 364 $ 377,667
CD Mortgage Trust, Series 2017-CD3, Class
A4, 3.63%, 02/10/50 .............. USD 30 27,296
CFCRE Commercial Mortgage Trust, Series
2016-C3, Class A3, 3.87%, 01/10/48 .... 10 9,442
CFK Trust, Series 2019-FAX, Class D, 4.79%,
01/15/39
(a)(b)
.................... 126 108,226
Citigroup Commercial Mortgage Trust, Series
2016-GC37, Class C, 5.08%, 04/10/49
(a)
. 20 17,524
Commercial Mortgage Trust, Series 2016-
667M, Class D, 3.28%, 10/10/36
(a)(b)
.... 100 76,873
Credit Suisse Mortgage Capital Certificates,
Series 2019-ICE4, Class A, (1-mo. LIBOR
USD at 0.98% Floor + 0.98%), 6.17%,
05/15/36
(a)(b)
.................... 696 692,792
CSMC Trust
(b)
Series 2017-PFHP, Class A, (1-mo. LIBOR
USD at 0.95% Floor + 0.95%), 6.14%,
12/15/30
(a)
................... 60 57,301
Series 2017-TIME, Class A, 3.65%, 11/13/39 100 84,340
Series 2022-NWPT, Class A, (1-mo. CME
Term SOFR at 3.14% Floor + 3.14%),
8.29%, 09/09/24
(a)
.............. 224 223,765
DBUBS Mortgage Trust
(a)(b)
Series 2017-BRBK, Class E, 3.65%,
10/10/34 .................... 210 160,521
Series 2017-BRBK, Class F, 3.65%,
10/10/34 .................... 80 58,751
GS Mortgage Securities Corp. II, Series 2005-
ROCK, Class A, 5.37%, 05/03/32
(b)
..... 100 96,809
GS Mortgage Securities Corp. Trust, Series
2017-GPTX, Class A, 2.86%, 05/10/34
(b)
. 100 76,000
HMH Trust, Series 2017-NSS, Class A, 3.06%,
07/05/31
(b)
..................... 110 102,300
IMT Trust
(b)
Series 2017-APTS, Class AFX, 3.48%,
06/15/34 .................... 100 96,589
Series 2017-APTS, Class EFX, 3.61%,
06/15/34
(a)
................... 100 94,062
JPMBB Commercial Mortgage Securities
Trust, Series 2015-C33, Class D1, 4.29%,
12/15/48
(a)(b)
.................... 100 75,994
JPMCC Commercial Mortgage Securities Trust,
Series 2017-JP7, Class B, 4.05%, 09/15/50 10 8,202
JPMorgan Chase Commercial Mortgage
Securities Trust, Series 2022-NXSS, Class
A, (1-mo. CME Term SOFR at 2.18% Floor +
2.18%), 7.33%, 09/15/39
(a)(b)
......... 300 300,091
Lehman Brothers Small Balance Commercial
Mortgage Trust, Series 2007-1A, Class
1A, (1-mo. LIBOR USD at 0.25% Floor +
0.25%), 5.40%, 03/25/37
(a)(b)
......... 2 1,721
LSTAR Commercial Mortgage Trust, Series
2015-3, Class AS, 3.31%, 04/20/48
(a)(b)
.. 8 8,043
Olympic Tower Mortgage Trust, Series 2017-
OT, Class E, 4.08%, 05/10/39
(a)(b)
...... 190 110,113
PFP Ltd., Series 2022-9, Class A, (1-mo.
CME Term SOFR at 2.27% Floor + 2.27%),
7.38%, 08/19/35
(a)(b)
............... 270 269,325
Velocity Commercial Capital Loan Trust
(a)(b)
Series 2017-2, Class M3, 4.24%, 11/25/47 52 41,749
Series 2017-2, Class M4, 5.00%, 11/25/47 26 20,197
5,646,408

Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Total Return V.I. Fund
Schedule of Investments
19
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Interest Only Commercial Mortgage-Backed Securities — 0.1%
(a)
BAMLL Commercial Mortgage Securities
Trust, Series 2016-SS1, Class XA, 0.70%,
12/15/35
(b)
..................... USD 15,000 $ 168,106
Bank of America Merrill Lynch Commercial
Mortgage Trust, Series 2017-BNK3, Class
XB, 0.73%, 02/15/50 .............. 1,000 19,148
BBCMS Trust, Series 2015-SRCH, Class XA,
1.06%, 08/10/35
(b)
................ 947 26,570
BB-UBS Trust, Series 2012-SHOW, Class XA,
0.73%, 11/05/36
(b)
................ 3,475 24,368
Benchmark Mortgage Trust
Series 2018-B8, Class XA, 0.78%, 01/15/52 4,504 111,085
Series 2019-B9, Class XA, 1.19%, 03/15/52 1,009 43,889
CFCRE Commercial Mortgage Trust, Series
2016-C4, Class XB, 0.85%, 05/10/58 ... 170 3,006
Commercial Mortgage Trust
Series 2015-3BP, Class XA, 0.17%,
02/10/35
(b)
................... 1,916 2,661
Series 2015-CR25, Class XA, 0.95%,
08/10/48 .................... 173 2,348
CSAIL Commercial Mortgage Trust, Series
2017-CX10, Class XB, 0.26%, 11/15/50 .. 1,430 14,396
JPMBB Commercial Mortgage Securities Trust
Series 2014-C22, Class XA, 0.95%,
09/15/47 .................... 996 5,365
Series 2014-C23, Class XA, 0.74%,
09/15/47 .................... 962 4,915
JPMDB Commercial Mortgage Securities
Trust, Series 2016-C4, Class XC, 0.75%,
12/15/49
(b)
..................... 1,800 36,603
JPMorgan Chase Commercial Mortgage
Securities Trust, Series 2016-JP3, Class
XC, 0.75%, 08/15/49
(b)
............. 900 17,556
Morgan Stanley Bank of America Merrill Lynch
Trust
(b)
Series 2014-C19, Class XF, 1.33%,
12/15/47 .................... 130 2,163
Series 2015-C26, Class XD, 1.45%,
10/15/48 .................... 120 3,154
Morgan Stanley Capital I Trust
Series 2016-UBS9, Class XD, 1.75%,
03/15/49
(b)
................... 1,000 37,365
Series 2017-H1, Class XD, 2.31%,
06/15/50
(b)
................... 110 7,473
Series 2019-L2, Class XA, 1.17%, 03/15/52 375 16,116
One Market Plaza Trust
(b)
Series 2017-1MKT, Class XCP, 0.00%,
02/10/32 .................... 1,880 54
Series 2017-1MKT, Class XNCP, 0.22%,
02/10/32 .................... 376 979
Wells Fargo Commercial Mortgage Trust,
Series 2016-BNK1, Class XD, 1.39%,
08/15/49
(b)
..................... 1,000 31,672
578,992
Principal Only Collateralized Mortgage Obligations — 0.0%
Seasoned Credit Risk Transfer Trust, Series
2017-3, Class B, 0.00%, 07/25/56
(b)(i)
.... 112 11,877
Total Non-Agency Mortgage-Backed Securities — 1.2%
(Cost: $10,913,803) .............................. 9,723,978
Security
Beneficial Interest
(000) Value
Other Interests
(o)
Capital Markets — 0.0%
(e)(g)(h)
Lehman Brothers Holdings, Capital Trust VII . USD 185 $ —
Lehman Brothers Holdings, Inc. ......... 1,025 —
Total Other Interests — 0.0%
(Cost: $12) ................................... —
Par (000)
Pa r (000)
Preferred Securities
Capital Trusts — 0.1%
Capital Markets — 0.1%
State Street Corp.
(a)(f)
Series F, (3-mo. LIBOR USD + 3.60%),
9.15% ...................... 68 67,832
Series H, (3-mo. LIBOR USD + 2.54%),
5.63% ...................... 349 324,299
392,131
Total Preferred Securities — 0.1%
(Cost: $418,986) ................................ 392,131
U.S. Government Sponsored Agency Securities
Interest Only Collateralized Mortgage Obligations — 0.2%
Federal Home Loan Mortgage Corp.
Series 389, Class C45, 3.00%, 10/15/52 . 4,519 737,040
Series 5052, Class KI, 4.00%, 12/25/50 .. 198 37,833
Series 5081, Class AI, 3.50%, 03/25/51 .. 322 56,135
Series 5161, Class LI, 3.00%, 11/25/51 .. 1,072 139,379
Series 5196, Class DI, 3.00%, 02/25/52 .. 492 75,643
Federal National Mortgage Association
Series 2021-3, Class MI, 3.50%, 02/25/51 534 93,822
Series 2021-31, Class IB, 4.00%, 06/25/51 609 118,913
Series 427, Class C85, 3.50%, 08/25/49 . 563 98,167
Series 428, Class C16, 3.00%, 03/25/50 . 1,855 289,797
Government National Mortgage Association
Series 2021-83, Class PI, 3.00%, 05/20/51 2,279 329,929
Series 2022-78, Class D, 3.00%, 08/20/51 1,166 165,620
2,142,278
Interest Only Commercial Mortgage-Backed Securities — 0.0%
Government National Mortgage Association
Variable Rate Notes
(a)
Series 2015-48, 0.91%, 02/16/50 ...... 15 343
Series 2015-173, 0.60%, 09/16/55 ..... 113 2,477
2,820
Mortgage-Backed Securities — 44.4%
Federal Home Loan Mortgage Corp.
2.50%, 01/01/29 - 04/01/31 .......... 236 220,249
3.00%, 09/01/27 - 12/01/46 .......... 822 748,303
3.50%, 02/01/31 - 01/01/48 .......... 1,596 1,504,744
4.00%, 08/01/40 - 12/01/45 .......... 128 123,357
4.50%, 02/01/39 - 04/01/49 .......... 2,263 2,224,316
5.00%, 10/01/41 - 11/01/48 .......... 97 97,395
5.50%, 02/01/35 - 06/01/41 .......... 85 87,660
Federal National Mortgage Association
4.00%, 01/01/41 ................. 7 7,100
6.00%, 07/01/39 ................. 71 72,296
Government National Mortgage Association
2.00%, 07/20/23
(p)
................ 6,994 5,877,713
2.00%, 08/20/50 - 02/20/51 .......... 4,838 4,081,025
2.50%, 07/20/23
(p)
................ 3,188 2,760,632
2.50%, 04/20/51 - 01/20/53 .......... 8,977 7,780,964

2023
BlackRock Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Total Return V.I. Fund
20
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Mortgage-Backed Securities (continued)
3.00%, 07/20/23
(p)
................ USD 3,797 $ 3,392,125
3.00%, 02/15/45 - 01/20/52 .......... 5,113 4,590,383
3.50%, 07/20/23
(p)
................ 3,349 3,091,262
3.50%, 01/15/42 - 11/20/46 .......... 3,449 3,232,909
4.00%, 07/20/23
(p)
................ 3,680 3,481,583
4.00%, 04/20/39 - 12/20/47 .......... 857 825,507
4.50%, 07/20/23
(p)
................ 11,682 11,274,955
4.50%, 12/20/39 - 07/20/49 .......... 680 665,447
5.00%, 07/20/23
(p)
................ 2,488 2,444,849
5.00%, 12/15/38 - 07/20/44 .......... 64 64,943
5.50%, 07/20/23
(p)
................ 1,592 1,584,537
6.00%, 07/20/23
(p)
................ 855 860,678
6.50%, 07/20/23
(p)
................ 416 423,312
Uniform Mortgage-Backed Securities
1.50%, 07/13/23 - 07/18/23
(p)
......... 1,012 803,841
1.50%, 12/01/35 - 03/01/51 .......... 12,445 10,161,614
2.00%, 07/13/23 - 07/18/23
(p)
......... 13,526 11,238,111
2.00%, 10/01/31 - 03/01/52 .......... 47,387 39,420,853
2.50%, 07/13/23 - 08/14/23
(p)
......... 7,786 6,705,979
2.50%, 09/01/27 - 04/01/52 .......... 42,576 36,660,429
2.50%, 01/01/52
(q)
................ 6,015 5,149,892
3.00%, 07/13/23 - 07/18/23
(p)
......... 16,957 14,951,108
3.00%, 04/01/28 - 08/01/52 .......... 17,781 15,962,728
3.50%, 07/13/23 - 07/18/23
(p)
......... 19,020 17,338,297
3.50%, 03/01/29 - 01/01/51 .......... 10,903 10,089,842
4.00%, 07/13/23 - 07/18/23
(p)
......... 9,212 8,653,906
4.00%, 08/01/31 - 06/01/52 .......... 18,835 17,939,246
4.50%, 07/13/23 - 07/18/23
(p)
......... 26,263 25,256,675
4.50%, 02/01/25 - 08/01/52 .......... 7,199 7,063,848
5.00%, 07/13/23
(p)
................ 23,727 23,248,311
5.00%, 02/01/35 - 04/01/53 .......... 3,722 3,667,303
5.50%, 07/13/23
(p)
................ 21,058 20,955,823
5.50%, 02/01/35 - 06/01/53 .......... 5,241 5,231,957
6.00%, 07/13/23
(p)
................ 340 343,002
6.00%, 04/01/35 - 06/01/53 .......... 11,157 11,363,887
6.50%, 07/13/23
(p)
................ 826 843,359
6.50%, 05/01/40 ................. 56 57,893
354,626,148
Total U.S. Government Sponsored Agency Securities — 44.6%
(Cost: $373,604,450) ............................. 356,771,246
U.S. Treasury Obligations
U.S. Treasury Bonds
4.25%, 05/15/39 - 11/15/40 .......... 529 550,664
4.50%, 08/15/39 ................. 4,057 4,360,851
4.38%, 11/15/39 - 05/15/40 .......... 2,101 2,220,023
4.63%, 02/15/40 ................. 432 471,083
1.13%, 05/15/40 - 08/15/40 .......... 3,866 2,495,910
3.88%, 08/15/40 - 02/15/43 .......... 2,355 2,303,080
1.38%, 11/15/40 - 08/15/50 .......... 4,675 2,886,550
3.13%, 02/15/43 - 08/15/44 .......... 2,483 2,152,561
2.88%, 05/15/43 - 05/15/49 .......... 1,138 944,639
3.63%, 08/15/43 - 02/15/53 .......... 2,898 2,770,057
3.75%, 11/15/43 ................. 528 504,611
2.50%, 02/15/45 ................. 4,920 3,809,156
3.00%, 05/15/47 - 08/15/52 .......... 6,537 5,541,519
2.75%, 11/15/47 ................. 4,920 3,957,333
3.00%, 02/15/48
(r)
................ 5,129 4,324,589
3.38%, 11/15/48
(q)
................ 7,080 6,398,273
2.25%, 08/15/49 - 02/15/52 .......... 1,946 1,413,196
2.38%, 11/15/49 - 05/15/51 .......... 3,625 2,696,901
1.63%, 11/15/50 ................. 1,951 1,211,291
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations (continued)
U.S. Treasury Inflation Linked Bonds ,
1.50%, 02/15/53 ................. USD 84 $ 81,823
U.S. Treasury Notes
1.75%, 07/31/24 - 01/31/29 .......... 9,430 8,982,793
2.13%, 07/31/24 - 05/15/25 .......... 2,153 2,061,157
1.50%, 10/31/24 - 02/15/30 .......... 10,676 9,994,589
2.00%, 02/15/25 - 11/15/26 .......... 2,610 2,448,679
2.63%, 04/15/25 - 02/15/29 .......... 4,384 4,189,466
0.38%, 04/30/25 - 09/30/27 .......... 17,532 15,996,692
2.75%, 05/15/25 - 08/15/32 .......... 13,102 12,241,092
4.00%, 12/15/25 ................. 4,500 4,429,512
0.75%, 05/31/26 ................. 4,768 4,282,819
2.38%, 05/15/27 - 05/15/29 .......... 2,443 2,255,093
0.50%, 05/31/27 - 08/31/27 .......... 8,029 6,906,409
2.25%, 08/15/27 ................. 3,746 3,462,855
1.25%, 09/30/28 - 08/15/31 .......... 8,019 6,592,708
3.13%, 11/15/28 ................. 1,164 1,108,846
1.88%, 02/28/29 - 02/15/32 .......... 191 166,023
1.63%, 08/15/29 ................. 1,320 1,151,030
3.88%, 09/30/29 ................. 5,234 5,182,478
4.00%, 10/31/29
(r)
................ 7,851 7,830,452
3.88%, 12/31/29
(r)
................ 12,101 11,995,589
1.63%, 05/15/31
(r)
................ 4,730 4,019,576
2.88%, 05/15/32 ................. 764 707,908
Total U.S. Treasury Obligations — 20.9%
(Cost: $181,998,180) ............................. 167,099,876
Total Long-Term Investments — 112.6%
(Cost: $953,669,163) ............................. 899,836,811
Shares
Shares
Short-Term Securities
Money Market Funds — 6.6%
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 4.98%
(n)(s)
................. 52,512,005 52,512,005
Total Short-Term Securities — 6.6%
(Cost: $52,512,005) .............................. 52,512,005
Total Options Purchased — 0.4%
( Cost: $1,769,595 ) .............................. 3,973,163
Total Investments Before Options Written and TBA Sale
Commitments — 119.6%
(Cost: $1,007,950,763 ) ........................... 956,321,979
Total Options Written — (0.6)%
(Premium Received — $(2,419,966)) .................. (5,154,436)
Par (000)
Pa r (000)
TBA Sale Commitments
(p)
Mortgage-Backed Securities — (11.8)%
Government National Mortgage Association
2.00% ,  07/20/23 ................. (110) (92,447)
2.50% ,  07/20/23 ................. (92) (79,659)
3.00% ,  07/20/23 ................. (76) (67,904)
3.50% ,  07/20/23 ................. (52) (47,993)
Uniform Mortgage-Backed Securities
1.50% ,  07/13/23 - 07/18/23 .......... (70) (57,415)
2.50% ,  07/13/23 - 08/14/23 .......... (14,279) (12,120,537)
3.00% ,  07/13/23 - 07/18/23 .......... (1,114) (983,888)
3.50% ,  07/13/23 - 07/18/23 .......... (245) (224,207)

Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Total Return V.I. Fund
Schedule of Investments
21
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended June 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Security
Par (000)
Par (000) Value
Mortgage-Backed Securities (continued)
4.00% ,  07/13/23 - 08/14/23 .......... USD (16,619) $ (15,601,288)
4.50% ,  07/13/23 - 08/14/23 .......... (56,285) (54,124,945)
5.50% ,  07/13/23 ................. (8,368) (8,327,169)
6.00% ,  07/13/23 ................. (2,441) (2,462,448)
2.00% ,  07/18/23 ................. (84) (74,432)
Total TBA Sale Commitments — (11.8)%
(Proceeds: $(94,620,448)) ......................... (94,264,332)
Total Investments Net of Options Written and TBA Sale
Commitments — 107.2%
(Cost: $910,910,349 ) ............................. 856,903,211
Liabilities in Excess of Other Assets — (7.2)% ............ (57,842,763)
Net Assets — 100.0% ..............................
$ 799,060,448
(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
Rounds to less than 1,000.
(d)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(e)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(f)
Perpetual security with no stated maturity date.
(g)
Issuer filed for bankruptcy and/or is in default.
(h)
Non-income producing security.
(i)
Zero-coupon bond.
(j)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(k)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(l)
Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(m)
Rates are discount rates or a range of discount rates as of period end.
(n)
Affiliate of the Fund.
(o)
Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(p)
Represents or includes a TBA transaction.
(q)
All or a portion of the security has been pledged as collateral in connection with outstanding TBA commitments.
(r)
All or a portion of the security has been pledged as collateral in connection with outstanding OTC derivatives.
(s)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
12/31/22
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
06/30/23
Shares
Held at
06/30/23 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class ... $ 122,525,407 $ — $ (70,013,402)
(a)
$ — $ — $ 52,512,005 52,512,005 $ 1,214,549 $ —
BlackRock Allocation Target
Shares - BATS Series A .... 131,261,596 — — — 1,296,767 132,558,363 14,408,518 3,730,206 —
$ — $ 1,296,767 $ 185,070,368 $ 4,944,755 $ —
— —
(a)
Represents net amount purchased (sold).
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

2023
BlackRock Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Total Return V.I. Fund
22
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
30-day Federal Funds ....................................................... 4 08/31/23 $ 1,579 $ (174)
Euro-Bobl ............................................................... 2 09/07/23 253 6
U.S. Treasury Long Bond ..................................................... 171 09/20/23 21,733 (54,150)
U.S. Treasury Ultra Bond ..................................................... 35 09/20/23 4,779 2,285
U.S. Treasury 2-Year Note .................................................... 168 09/29/23 34,167 (49,663)
U.S. Treasury 5-Year Note .................................................... 778 09/29/23 83,343 (769,148)
3-mo. EURIBOR .......................................................... 6 06/17/24 1,574 (9,872)
3-mo. SOFR ............................................................. 558 06/18/24 132,379 (423,236)
3-mo. SOFR ............................................................. 197 09/17/24 46,911 (134,039)
3-mo. SONIA Index ......................................................... 56 09/17/24 16,695 (30,652)
3-mo. Canadian Bankers Acceptance ............................................ 2 09/18/24 359 (1,857)
(1,470,500)
Short Contracts
Euro-Bund .............................................................. 2 09/07/23 292 86
Euro-Buxl ............................................................... 2 09/07/23 305 (2,854)
Japan 10-Year Bond ........................................................ 23 09/12/23 23,678 (107,849)
3-mo. SONIA Index ......................................................... 4 09/19/23 1,204 5,213
U.S. Treasury 10-Year Note ................................................... 62 09/20/23 6,962 38,695
3-mo. SOFR ............................................................. 1 12/19/23 237 286
3-mo. SOFR ............................................................. 1 12/17/24 239 2,279
3-mo. SOFR ............................................................. 3 03/18/25 720 3,484
(60,660)
$ (1,531,160)
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
BRL 386,560 USD 80,000 Bank of America NA 07/05/23 $ 732
BRL 1,380,569 USD 281,000 BNP Paribas SA 07/05/23 7,326
BRL 802,198 USD 161,000 Citibank NA 07/05/23 6,537
BRL 386,600 USD 80,000 Goldman Sachs International 07/05/23 740
COP 2,038,770,876 USD 486,812 Bank of America NA 07/05/23 1,892
USD 198,000 BRL 945,094 Barclays Bank plc 07/05/23 620
USD 234,000 TWD 7,133,656 Citibank NA 07/13/23 5,052
AUD 122,000 USD 80,778 JPMorgan Chase Bank NA 07/18/23 524
CLP 64,312,000 USD 80,000 Deutsche Bank AG 07/18/23 76
CZK 5,923,374 USD 268,000 Goldman Sachs International 07/18/23 3,722
EUR 74,000 NOK 850,920 Deutsche Bank AG 07/18/23 1,488
EUR 29,000 USD 31,288 Standard Chartered Bank 07/18/23 378
GBP 28,000 USD 35,207 BNP Paribas SA 07/18/23 357
GBP 28,000 USD 35,203 Deutsche Bank AG 07/18/23 360
GBP 96,000 USD 121,042 JPMorgan Chase Bank NA 07/18/23 890
HUF 55,941,840 USD 162,000 JPMorgan Chase Bank NA 07/18/23 1,248
INR 10,079,090 USD 122,000 Citibank NA 07/18/23 728
MXN 2,055,370 GBP 94,000 Goldman Sachs International 07/18/23 370
NOK 216,307 USD 20,000 Barclays Bank plc 07/18/23 162
PLN 339,096 USD 82,000 Goldman Sachs International 07/18/23 1,340
USD 42,220 AUD 62,000 Bank of America NA 07/18/23 902
USD 27,756 AUD 41,000 Morgan Stanley & Co. International plc 07/18/23 433
USD 438,000 CLP 348,845,100 Morgan Stanley & Co. International plc 07/18/23 3,646
USD 20,427 GBP 16,000 HSBC Bank plc 07/18/23 105
USD 81,578 GBP 64,000 Morgan Stanley & Co. International plc 07/18/23 292
USD 40,000 HUF 13,636,779 JPMorgan Chase Bank NA 07/18/23 206
USD 122,000 INR 10,014,370 Citibank NA 07/18/23 60

Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Total Return V.I. Fund
Schedule of Investments
23
Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 61,000 JPY 8,443,998 Barclays Bank plc 07/18/23 $ 2,360
USD 82,000 KRW 104,540,980 Deutsche Bank AG 07/18/23 2,618
USD 80,000 SEK 856,670 Deutsche Bank AG 07/18/23 522
USD 71,500 THB 2,504,752 Citibank NA 07/18/23 760
USD 60,000 ZAR 1,101,834 Citibank NA 07/18/23 1,536
USD 20,000 ZAR 365,607 JPMorgan Chase Bank NA 07/18/23 601
USD 80,000 ZAR 1,482,968 UBS AG 07/18/23 1,314
USD 52,542 EUR 47,470 HSBC Bank plc 08/08/23 649
USD 268,317 ZAR 4,970,868 Morgan Stanley & Co. International plc 08/08/23 5,172
MXN 3,238,665 USD 178,144 JPMorgan Chase Bank NA 08/31/23 8,954
EUR 450,000 GBP 387,073 Bank of America NA 09/20/23 1,282
EUR 770,000 GBP 661,080 UBS AG 09/20/23 3,777
EUR 150,000 USD 163,740 Deutsche Bank AG 09/20/23 583
EUR 310,000 USD 337,617 HSBC Bank plc 09/20/23 1,983
GBP 267,374 EUR 310,000 Deutsche Bank AG 09/20/23 35
USD 336,454 AUD 490,000 Bank of America NA 09/20/23 9,319
USD 109,266 CAD 144,000 Bank of New York Mellon 09/20/23 433
USD 788,982 EUR 718,970 BNP Paribas SA 09/20/23 1,362
USD 436,700 EUR 398,000 Deutsche Bank AG 09/20/23 697
USD 669,041 EUR 610,000 HSBC Bank plc 09/20/23 795
USD 537,494 EUR 490,000 JPMorgan Chase Bank NA 09/20/23 707
USD 447,820 EUR 408,030 Toronto Dominion Bank 09/20/23 830
USD 333,828 GBP 260,000 JPMorgan Chase Bank NA 09/20/23 3,560
USD 469,916 JPY 65,540,000 Bank of New York Mellon 09/20/23 10,112
USD 87,767 EUR 79,897 Deutsche Bank AG 09/22/23 233
USD 321,093 IDR 4,808,366,311 Citibank NA 09/26/23 1,832
102,212
USD 82,000 BRL 404,956 Citibank NA 07/05/23 (2,574)
USD 81,000 BRL 413,056 Goldman Sachs International 07/05/23 (5,265)
USD 80,000 BRL 389,641 JPMorgan Chase Bank NA 07/05/23 (1,375)
USD 81,000 BRL 404,757 Morgan Stanley & Co. International plc 07/05/23 (3,532)
USD 80,000 BRL 384,000 Toronto Dominion Bank 07/05/23 (198)
USD 438,420 COP 2,038,770,876 JPMorgan Chase Bank NA 07/05/23 (50,281)
TWD 3,589,560 USD 117,000 Standard Chartered Bank 07/13/23 (1,796)
AUD 86,000 CAD 77,587 BNP Paribas SA 07/18/23 (1,268)
AUD 19,000 USD 12,861 BNP Paribas SA 07/18/23 (199)
AUD 180,000 USD 120,516 JPMorgan Chase Bank NA 07/18/23 (560)
CAD 155,264 EUR 108,000 Deutsche Bank AG 07/18/23 (702)
CNY 284,512 USD 40,000 HSBC Bank plc 07/18/23 (822)
COP 339,776,000 GBP 64,000 Morgan Stanley & Co. International plc 07/18/23 (198)
EUR 4,000 PLN 17,810 HSBC Bank plc 07/18/23 (10)
EUR 152,000 USD 166,784 Citibank NA 07/18/23 (810)
EUR 146,000 USD 160,032 Deutsche Bank AG 07/18/23 (612)
HUF 40,784,400 USD 120,000 Bank of America NA 07/18/23 (984)
IDR 3,338,714,000 USD 224,000 Citibank NA 07/18/23 (2,072)
JPY 8,673,162 EUR 58,000 Bank of America NA 07/18/23 (3,100)
JPY 6,229,440 USD 45,000 State Street Bank and Trust Co. 07/18/23 (1,739)
KRW 103,872,000 USD 80,000 Citibank NA 07/18/23 (1,126)
KRW 106,358,100 USD 82,000 JPMorgan Chase Bank NA 07/18/23 (1,238)
MYR 368,160 USD 80,000 Barclays Bank plc 07/18/23 (654)
NOK 442,306 EUR 38,000 HSBC Bank plc 07/18/23 (266)
NOK 442,332 EUR 38,000 Natwest Markets plc 07/18/23 (263)
NOK 850,416 EUR 74,000 UBS AG 07/18/23 (1,536)
THB 4,934,216 USD 143,000 Citibank NA 07/18/23 (3,646)
USD 156,234 AUD 236,000 UBS AG 07/18/23 (1,040)
USD 96,000 CAD 127,927 Goldman Sachs International 07/18/23 (587)
USD 22,000 COP 93,134,140 BNP Paribas SA 07/18/23 (226)
USD 80,000 COP 337,880,000 Citibank NA 07/18/23 (636)
USD 121,148 EUR 112,000 Goldman Sachs International 07/18/23 (1,148)
USD 80,000 HUF 27,945,688 JPMorgan Chase Bank NA 07/18/23 (1,550)
USD 44,000 MXN 764,782 State Street Bank and Trust Co. 07/18/23 (562)
ZAR 1,445,726 EUR 72,000 Morgan Stanley & Co. International plc 07/18/23 (1,908)

2023
BlackRock Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Total Return V.I. Fund
24
Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
ZAR 1,460,200 USD 80,000 Bank of America NA 07/18/23 $ (2,522)
ZAR 375,714 USD 20,000 Deutsche Bank AG 07/18/23 (65)
ZAR 316,070 USD 17,000 Morgan Stanley & Co. International plc 07/18/23 (229)
BRL 949,974 USD 198,000 Barclays Bank plc 08/02/23 (670)
USD 80,000 BRL 391,760 Citibank NA 08/02/23 (1,378)
USD 898,654 MXN 16,443,926 Barclays Bank plc 08/31/23 (51,331)
USD 1,027,420 MXN 18,887,729 JPMorgan Chase Bank NA 08/31/23 (63,745)
USD 122,360 MXN 2,281,087 Morgan Stanley & Co. International plc 08/31/23 (9,421)
USD 224,618 MXN 4,166,430 State Street Bank and Trust Co. 08/31/23 (16,081)
USD 191,046 CZK 4,214,710 Barclays Bank plc 09/06/23 (1,872)
AUD 490,000 USD 337,515 Morgan Stanley & Co. International plc 09/20/23 (10,381)
EUR 1,050,000 USD 1,153,916 JPMorgan Chase Bank NA 09/20/23 (3,658)
GBP 783,134 EUR 910,000 HSBC Bank plc 09/20/23 (2,103)
GBP 260,000 USD 333,572 Deutsche Bank AG 09/20/23 (3,303)
USD 189,373 EUR 175,000 Deutsche Bank AG 09/20/23 (2,337)
USD 831,305 EUR 760,000 HSBC Bank plc 09/20/23 (1,263)
USD 273,420 EUR 250,000 Societe Generale SA 09/20/23 (451)
COP 165,362,112 USD 38,349 Barclays Bank plc 12/20/23 (295)
USD 468,602 COP 2,038,770,876 Bank of America NA 12/20/23 (580)
(266,168)
$ (163,956)
OTC Barrier Options Purchased
Description Type of Option Counterparty
Expiration
Date
Exercise
Price
Barrier
Price/Range
Notional
Amount (000) Value
Put
EUR Currency ............... One-Touch Bank of America NA 09/12/23 USD 1.02 USD 1.02 EUR 30 $ 756
EUR Currency ............... One-Touch HSBC Bank plc 11/16/23 USD 1.05 USD 1.05 EUR 15 2,173
$ 2,929
$ –
Exchange-Traded Options Purchased
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
U.S. Treasury 2-Year Note ..................... 11 07/21/23 USD 102.25 USD 2,200 $ 1,547
Put
U.S. Treasury 2-Year Note ..................... 11 07/21/23 USD 101.25 USD 2,200 2,063
3-mo. SOFR Interest Futures .................... 327 10/13/23 USD 94.38 USD 81,750 67,444
3-mo. SOFR Interest Futures .................... 327 10/13/23 USD 96.00 USD 81,750 320,869
3-mo. SOFR Interest Futures .................... 343 10/13/23 USD 94.88 USD 85,750 334,425
3-mo. SOFR Interest Futures .................... 514 10/13/23 USD 95.00 USD 128,500 626,438
3-mo. SOFR Interest Futures .................... 857 10/13/23 USD 95.63 USD 214,250 2,228,200
3,579,439
$ 3,580,986
OTC Currency Options Purchased
Description Counterparty
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
EUR Currency ........................... JPMorgan Chase Bank NA 07/11/23 USD 1.10 EUR 146 $ 270

Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Total Return V.I. Fund
Schedule of Investments
25
OTC Currency Options Purchased (continued)
Description Counterparty
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
USD Currency ........................... Goldman Sachs International 07/17/23 ZAR 19.75 USD 122 $ 214
USD Currency ........................... Goldman Sachs International 07/18/23 ZAR 18.60 USD 120 2,332
EUR Currency ........................... Deutsche Bank AG 07/19/23 USD 1.13 EUR 1,250 212
USD Currency ........................... Barclays Bank plc 07/20/23 CLP 810.00 USD 80 791
USD Currency ........................... Morgan Stanley & Co. International plc 07/25/23 COP 4,200.00 USD 80 1,241
5,060
Put
USD Currency ........................... HSBC Bank plc 07/10/23 MXN 17.70 USD 122 4,030
USD Currency ........................... JPMorgan Chase Bank NA 07/17/23 ZAR 19.00 USD 61 1,017
EUR Currency ........................... JPMorgan Chase Bank NA 07/20/23 NOK 11.60 EUR 74 460
EUR Currency ........................... JPMorgan Chase Bank NA 07/20/23 USD 1.08 EUR 148 366
GBP Currency ........................... Bank of America NA 07/24/23 USD 1.25 GBP 62 219
USD Currency ........................... Barclays Bank plc 08/04/23 MXN 17.50 USD 162 3,534
USD Currency ........................... Citibank NA 08/10/23 BRL 4.90 USD 162 4,437
AUD Currency ........................... Citibank NA 08/18/23 USD 0.66 AUD 178 1,426
15,489
$ 20,549
OTC Interest Rate Swaptions Purchased
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Call
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.11% Semi-Annual
Goldman Sachs
International 04/20/26 3.11 % USD 2,079 $ 92,123
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.24% Semi-Annual Barclays Bank plc 06/15/26 3.24 USD 939 46,890
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.15% Semi-Annual
Morgan Stanley & Co.
International plc 06/23/26 3.15 USD 792 37,009
176,022
Put
10-Year Interest Rate Swap
(a)
3.11% Semi-Annual 1-day SOFR Annual
Goldman Sachs
International 04/20/26 3.11 USD 2,079 107,223
10-Year Interest Rate Swap
(a)
3.24% Semi-Annual 1-day SOFR Annual Barclays Bank plc 06/15/26 3.24 USD 939 45,127
10-Year Interest Rate Swap
(a)
3.15% Semi-Annual 1-day SOFR Annual
Morgan Stanley & Co.
International plc 06/23/26 3.15 USD 792 40,327
192,677
$ 368,699
(a)
Forward settling swaption.
Exchange-Traded Options Written
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
U.S. Treasury 2-Year Note ...................... 11 07/21/23 USD 102.00 USD 2,200 $ (2,750)
Put
3-mo. SOFR Interest Futures ..................... 327 10/13/23 USD 94.63 USD 81,750 (171,675)
3-mo. SOFR Interest Futures ..................... 327 10/13/23 USD 95.75 USD 81,750 (222,769)
3-mo. SOFR Interest Futures ..................... 343 10/13/23 USD 95.13 USD 85,750 (508,069)
3-mo. SOFR Interest Futures ..................... 514 10/13/23 USD 95.25 USD 128,500 (899,500)

2023
BlackRock Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Total Return V.I. Fund
26
Exchange-Traded Options Written (continued)
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
3-mo. SOFR Interest Futures ..................... 857 10/13/23 USD 95.38 USD 214,250 $ (1,740,781)
(3,542,794)
$ (3,545,544)
OTC Currency Options Written
Description Counterparty
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
EUR Currency ............................. Deutsche Bank AG 07/19/23 USD 1.15 EUR 1,250 $ (6)
EUR Currency ............................. JPMorgan Chase Bank NA 07/20/23 NOK 11.95 EUR 74 (283)
USD Currency ............................. HSBC Bank plc 07/25/23 COP 4,400.00 USD 80 (293)
–
(582)
–
Put
USD Currency ............................. Goldman Sachs International 07/17/23 ZAR 19.00 USD 122 (2,035)
USD Currency ............................. Goldman Sachs International 07/18/23 ZAR 17.75 USD 120 (40)
USD Currency ............................. Barclays Bank plc 07/20/23 CLP 790.00 USD 80 (431)
USD Currency ............................. Morgan Stanley & Co. International plc 07/25/23 COP 4,100.00 USD 80 (459)
USD Currency ............................. Barclays Bank plc 08/04/23 MXN 17.10 USD 242 (1,805)
USD Currency ............................. Citibank NA 08/10/23 BRL 4.75 USD 202 (2,041)
AUD Currency ............................. Citibank NA 08/18/23 USD 0.65 AUD 178 (638)
–
(7,449)
–
$ (8,031)
OTC Interest Rate Swaptions Written
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Call
5-Year Interest Rate Swap
(a)
. 3.31% Semi-Annual 1-day SOFR Annual Barclays Bank plc 06/14/24 3.31 % USD 11,326 $ (199,242)
10-Year Interest Rate Swap
(a)
3.02% Semi-Annual 1-day SOFR Annual
Goldman Sachs
International 03/16/26 3.02 USD 2,023 (81,693)
10-Year Interest Rate Swap
(a)
3.12% Semi-Annual 1-day SOFR Annual
Goldman Sachs
International 03/16/26 3.12 USD 1,767 (77,635)
10-Year Interest Rate Swap
(a)
3.05% Semi-Annual 1-day SOFR Annual UBS AG 05/04/26 3.05 USD 1,038 (43,677)
(402,247)
Put
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 4.05% Semi-Annual Barclays Bank plc 08/14/23 4.05 USD 8,635 (114,724)
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 4.11% Semi-Annual
JPMorgan Chase
Bank NA 08/22/23 4.11 USD 4,151 (50,402)
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 4.15% Semi-Annual UBS AG 08/22/23 4.15 USD 4,318 (49,699)
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 4.10% Semi-Annual
JPMorgan Chase
Bank NA 08/23/23 4.10 USD 4,151 (51,053)
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 4.13% Semi-Annual UBS AG 08/23/23 4.13 USD 4,317 (51,043)
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 4.18% Semi-Annual BNP Paribas SA 08/24/23 4.18 USD 8,303 (92,403)
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 4.30% Semi-Annual
JPMorgan Chase
Bank NA 08/31/23 4.30 USD 8,303 (76,507)
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 4.43% Semi-Annual
JPMorgan Chase
Bank NA 08/31/23 4.43 USD 8,303 (61,925)
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 4.39% Semi-Annual
JPMorgan Chase
Bank NA 09/05/23 4.39 USD 8,303 (67,251)
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 4.61% Semi-Annual Barclays Bank plc 09/05/23 4.61 USD 8,303 (45,678)
5-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 3.31% Semi-Annual Barclays Bank plc 06/14/24 3.31 USD 11,326 (281,296)

Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Total Return V.I. Fund
Schedule of Investments
27
OTC Interest Rate Swaptions Written (continued)
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.02% Semi-Annual
Goldman Sachs
International 03/16/26 3.02 % USD 2,023 $ (110,298)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.12% Semi-Annual
Goldman Sachs
International 03/16/26 3.12 USD 1,767 (90,228)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.05% Semi-Annual UBS AG 05/04/26 3.05 USD 1,038 (56,107)
(1,198,614)
$ (1,600,861)
(a)
Forward settling swaption.
Centrally Cleared Credit Default Swaps — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
iTraxx Europe Crossover Index Series 39.V1 . 5.00 % Quarterly 06/20/28 EUR 380 $ (17,057) $ (7,984) $ (9,073)
Centrally Cleared Credit Defa ul t Swaps — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Markit CDX North American
High Yield Index Series
40.V1 ........... 5.00 % Quarterly 06/20/28 B+ USD 6,103 $ 179,795 $ 104,080 $ 75,715
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
Centrally Cleared Interest Rate Swap s
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day EFFR At Termination 5.28% At Termination 07/26/23
(a)
09/20/23 USD 141,575 $ (6,818) $ — $ (6,818)
1-day EFFR At Termination 5.28% At Termination 07/26/23
(a)
09/20/23 USD 142,810 (6,219) — (6,219)
0.20% Annual 1-day TONAR Annual N/A 02/03/25 JPY 130,448 (3,150) — (3,150)
0.21% Annual 1-day TONAR Annual N/A 02/03/25 JPY 130,448 (3,241) — (3,241)
3-mo. JIBAR Quarterly 7.20% Quarterly 03/20/24
(a)
03/20/25 ZAR 11,002 (6,306) — (6,306)
9.84% Monthly 28-day MXIBTIIE Monthly N/A 05/16/25 MXN 8,333 568 — 568
4.62% Annual 3-mo. PRIBOR Quarterly 06/19/24
(a)
06/19/25 CZK 26,155 (445) — (445)
1-day ESTR At Termination 3.30% At Termination 07/02/24
(a)
07/02/25 EUR 3,260 (3,216) (287) (2,929)
1-day ESTR At Termination 3.40% At Termination 07/02/24
(a)
07/02/25 EUR 3,210 126 126 —
3-mo. CD_KSDA Quarterly 3.19% Quarterly 09/20/23
(a)
09/20/26 KRW 414,399 (3,561) — (3,561)
3-mo. CD_KSDA Quarterly 3.19% Quarterly 09/20/23
(a)
09/20/26 KRW 560,658 (4,848) — (4,848)
3-mo. CD_KSDA Quarterly 3.33% Quarterly 09/20/23
(a)
09/20/26 KRW 220,445 (1,229) — (1,229)
3-mo. CD_KSDA Quarterly 3.38% Quarterly 09/20/23
(a)
09/20/26 KRW 220,478 (979) — (979)
3-mo. CD_KSDA Quarterly 3.38% Quarterly 09/20/23
(a)
09/20/26 KRW 220,478 (991) — (991)
28-day MXIBTIIE Monthly 8.42% Monthly N/A 01/20/28 MXN 4,623 (304) — (304)
28-day MXIBTIIE Monthly 8.35% Monthly N/A 04/28/28 MXN 2,733 (75) — (75)
6-mo. PRIBOR Semi-Annual 4.32% Annual 09/20/23
(a)
09/20/28 CZK 6,142 177 — 177
6-mo. PRIBOR Semi-Annual 4.54% Annual 09/20/23
(a)
09/20/28 CZK 5,189 2,501 — 2,501

2023
BlackRock Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Total Return V.I. Fund
28
Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
5.70% Annual 6-mo. WIBOR Semi-Annual 09/20/23
(a)
09/20/28 PLN 727 $ (6,253) $ — $ (6,253)
6-mo. EURIBOR Semi-Annual 2.44% Annual 07/14/27
(a)
07/14/32 EUR 383 (4,447) — (4,447)
0.90% Annual 1-day TONAR Annual N/A 02/15/33 JPY 153,382 (36,171) — (36,171)
0.90% Annual 1-day TONAR Annual N/A 02/15/33 JPY 76,691 (17,955) — (17,955)
0.92% Annual 1-day TONAR Annual N/A 02/15/33 JPY 222,140 (55,033) — (55,033)
0.89% Annual 1-day TONAR Annual N/A 02/15/33 JPY 76,691 (17,302) — (17,302)
3-mo. BA Semi-Annual 3.30% Semi-Annual N/A 03/27/33 CAD 60 (2,028) 5 (2,033)
3-mo. BA Semi-Annual 3.35% Semi-Annual N/A 03/30/33 CAD 61 (1,864) (124) (1,740)
3-mo. BA Semi-Annual 3.28% Semi-Annual N/A 04/25/33 CAD 181 (6,128) (588) (5,540)
3-mo. BA Semi-Annual 3.44% Semi-Annual N/A 05/09/33 CAD 61 (1,417) — (1,417)
3-mo. BA Semi-Annual 3.36% Semi-Annual N/A 05/12/33 CAD 62 (1,741) (4) (1,737)
3-mo. BA Semi-Annual 3.43% Semi-Annual N/A 05/15/33 CAD 186 (4,403) (896) (3,507)
3-mo. BA Semi-Annual 3.77% Semi-Annual N/A 05/30/33 CAD 63 (109) (30) (79)
3-mo. BA Semi-Annual 3.68% Semi-Annual N/A 05/31/33 CAD 64 (471) — (471)
3-mo. BA Semi-Annual 3.68% Semi-Annual N/A 06/01/33 CAD 64 (483) — (483)
3-mo. BA Semi-Annual 3.92% Semi-Annual N/A 06/13/33 CAD 12 94 — 94
1-day
REPO_CORRA Semi-Annual 3.54% Semi-Annual N/A 06/15/33 CAD 6,559 34,683 — 34,683
1-day
REPO_CORRA Semi-Annual 3.54% Semi-Annual N/A 06/22/33 CAD 1,335 7,337 — 7,337
1-day SONIA Annual 4.28% Annual N/A 06/27/33 GBP 1,936 (18,188) — (18,188)
3-mo. BA Semi-Annual 3.85% Semi-Annual N/A 06/29/33 CAD 62 243 — 243
3.24% Annual 1-day SOFR Annual 07/01/25
(a)
07/01/35 USD 210 (468) 108 (576)
3.37% Semi-Annual 3-mo. BA Semi-Annual N/A 03/27/53 CAD 26 734 (5) 739
3.40% Semi-Annual 3-mo. BA Semi-Annual N/A 03/30/53 CAD 26 631 68 563
3.32% Semi-Annual 3-mo. BA Semi-Annual N/A 04/25/53 CAD 78 2,657 479 2,178
3.48% Semi-Annual 3-mo. BA Semi-Annual N/A 05/09/53 CAD 27 264 — 264
3.38% Semi-Annual 3-mo. BA Semi-Annual N/A 05/12/53 CAD 27 680 (22) 702
3.44% Semi-Annual 3-mo. BA Semi-Annual N/A 05/15/53 CAD 81 1,279 357 922
3.66% Semi-Annual 3-mo. BA Semi-Annual N/A 05/30/53 CAD 27 (441) 82 (523)
3.58% Semi-Annual 3-mo. BA Semi-Annual N/A 05/31/53 CAD 28 (129) — (129)
3.56% Semi-Annual 3-mo. BA Semi-Annual N/A 06/01/53 CAD 28 (67) — (67)
3.77% Semi-Annual 3-mo. BA Semi-Annual N/A 06/13/53 CAD 5 (162) — (162)
3.40% Semi-Annual
1-day
REPO_CORRA Semi-Annual N/A 06/15/53 CAD 2,915 (78,987) — (78,987)
2.49% Annual 1-day SOFR Annual 06/15/43
(a)
06/15/53 USD 90 (291) — (291)
3.36% Semi-Annual
1-day
REPO_CORRA Semi-Annual N/A 06/22/53 CAD 584 (12,541) — (12,541)
3.75% Annual 1-day SONIA Annual N/A 06/27/53 GBP 848 16,669 — 16,669
3.64% Semi-Annual 3-mo. BA Semi-Annual N/A 06/29/53 CAD 27 (370) — (370)
$ (240,188) $ (731) $ (239,457)
(a)
Forward swap.
Centrally Cleared Inflation Swap s
Paid by the Fund Received by the Fund
Reference Frequency Rate Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
2.53% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 06/28/33 USD 42 $ 60 $ — $ 60
2.45% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 06/09/53 USD 421 900 — 900
2.46% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 06/09/53 USD 421 (124) — (124)

Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Total Return V.I. Fund
Schedule of Investments
29
Centrally Cleared Inflation Swaps (continued)
Paid by the Fund Received by the Fund
Reference Frequency Rate Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Harmonised Index of
Consumer Prices ex.
Tobacco All Items Monthly At Termination 2.73% At Termination 06/15/53 EUR 555 $ 5,071 $ — $ 5,071
Harmonised Index of
Consumer Prices ex.
Tobacco All Items Monthly At Termination 2.77% At Termination 06/15/53 EUR 303 7,015 — 7,015
Harmonised Index of
Consumer Prices ex.
Tobacco All Items Monthly At Termination 2.77% At Termination 06/15/53 EUR 303 7,764 — 7,764
2.43% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 06/30/53 USD 820 5,454 — 5,454
$ 26,140 $ — $ 26,140
OTC Credit Default Swap s — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Federative Republic of Brazil .. 1.00 % Quarterly Barclays Bank plc 12/20/24 USD 120 $ (1,062) $ 895 $ (1,957)
Federative Republic of Brazil .. 1.00 Quarterly Barclays Bank plc 12/20/24 USD 122 (1,080) 910 (1,990)
Federative Republic of Brazil .. 1.00 Quarterly Barclays Bank plc 12/20/24 USD 120 (1,062) 895 (1,957)
Federative Republic of Brazil .. 1.00 Quarterly Barclays Bank plc 12/20/24 USD 78 (691) 571 (1,262)
Federative Republic of Brazil .. 1.00 Quarterly Barclays Bank plc 12/20/24 USD 170 (1,505) 1,244 (2,749)
Federative Republic of Brazil .. 1.00 Quarterly Barclays Bank plc 12/20/24 USD 123 (1,089) 899 (1,988)
Federative Republic of Brazil .. 1.00 Quarterly Barclays Bank plc 06/20/28 USD 141 4,619 9,743 (5,124)
Republic of Colombia ....... 1.00 Quarterly Barclays Bank plc 06/20/28 USD 316 18,124 30,326 (12,202)
Republic of Colombia ....... 1.00 Quarterly Morgan Stanley & Co. International plc 06/20/28 USD 121 6,929 7,078 (149)
United Mexican States ...... 1.00 Quarterly Barclays Bank plc 06/20/28 USD 154 150 2,804 (2,654)
CMBX.NA.9.AAA .......... 0.50 Monthly Morgan Stanley & Co. International plc 09/17/58 USD 99 190 1,049 (859)
CMBX.NA.9.AAA .......... 0.50 Monthly Morgan Stanley & Co. International plc 09/17/58 USD 3 6 34 (28)
CMBX.NA.9.BBB- ......... 3.00 Monthly Morgan Stanley & Co. International plc 09/17/58 USD 8 1,907 407 1,500
CMBX.NA.6.AAA .......... 0.50 Monthly Deutsche Bank AG 05/11/63 USD — — (129) 129
CMBX.NA.6.AAA .......... 0.50 Monthly Deutsche Bank AG 05/11/63 USD — — (11) 11
$ – $ – $ –
$ 25,436 $ 56,715 $ (31,279)
$ – $ – $ –
OTC Credit Default Swap s — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
CMBX.NA.9.BBB- ..... 3.00 % Monthly Deutsche Bank AG 09/17/58 BBB- USD 8 $ (1,907) $ (848) $ (1,059)
CMBX.NA.10.A ....... 2.00 Monthly Deutsche Bank AG 11/17/59 A USD 120 (11,617) (4,574) (7,043)
CMBX.NA.10.A ....... 2.00 Monthly Deutsche Bank AG 11/17/59 A USD 60 (5,807) (2,325) (3,482)
CMBX.NA.10.BBB- .... 3.00 Monthly JPMorgan Securities LLC 11/17/59 BBB- USD 10 (3,033) (759) (2,274)
CMBX.NA.14.BBB- .... 3.00 Monthly
Goldman Sachs
International 12/16/72 BBB- USD 90 (26,034) (15,052) (10,982)
$ (48,398) $ (23,558) $ (24,840)
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

2023
BlackRock Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Total Return V.I. Fund
30
OTC Interest Rate Swaps
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
12.37% At Termination 1-day IBR At Termination Citibank NA 04/18/24 COP 2,014,959 $ (529) $ — $ (529)
1-day
BZDIOVER At Termination 12.60% At Termination Bank of America NA 07/01/24 BRL 1,928 2,472 — 2,472
1-day
BZDIOVER At Termination 12.97% At Termination Citibank NA 07/01/24 BRL 1,112 2,343 — 2,343
1-day
BZDIOVER At Termination 12.97% At Termination
Goldman Sachs
International 07/01/24 BRL 672 1,408 — 1,408
11.90% At Termination 1-day IBR At Termination Bank of America NA 10/19/24 COP 1,044,911 (1,743) — (1,743)
1-day
BZDIOVER At Termination 11.87% At Termination Bank of America NA 01/02/25 BRL 2,232 6,107 — 6,107
1-day
BZDIOVER At Termination 11.38% At Termination Bank of America NA 01/02/26 BRL 1,265 7,460 — 7,460
1-day
BZDIOVER At Termination 11.75% At Termination Citibank NA 01/02/26 BRL 1,446 11,066 — 11,066
1-day
BZDIOVER At Termination 11.80% At Termination Citibank NA 01/02/26 BRL 1,373 10,944 — 10,944
1-day
BZDIOVER At Termination 11.92% At Termination Citibank NA 01/02/26 BRL 2,095 17,977 — 17,977
$ 57,505 $ — $ 57,505
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day BZDIOVER ..................................... Overnight Brazil CETIP — Interbank Rate 0.05%
1-day EFFR ......................................... Effective Federal Funds Rate 5.08
1-day ESTR ......................................... Euro Short-Term Rate 3.40
1-day IBR ........................................... Colombian Reference Banking Indicator 12.27
1-day REPO_CORRA ................................... Canadian Overnight Repo Rate 4.75
1-day SOFR ......................................... Secured Overnight Financing Rate 5.07
1-day SONIA ......................................... Sterling Overnight Index Average 4.93
1-day TONAR ........................................ Tokyo Overnight Average Rate (0.08)
28-day MXIBTIIE ...................................... Mexico Interbank TIIE 28-Day 11.50
3-mo. BA ........................................... Canadian Bankers Acceptances 5.40
3-mo. CD_KSDA ...................................... Certificates of Deposit by the Korean Securities Dealers Association 3.75
3-mo. JIBAR ......................................... Johannesburg Interbank Average Rate 8.50
3-mo. PRIBOR ....................................... Prague Interbank Offered Rate 7.13
6-mo. EURIBOR ...................................... Euro Interbank Offered Rate 3.90
6-mo. PRIBOR ....................................... Prague Interbank Offered Rate 7.15
6-mo. WIBOR ........................................ Warsaw Interbank Offered Rate 6.85
Balances Reported in the Statement of Assets and Liabilities for Centrally Cleared Swaps, OTC Swaps and Options Written
Description
Swap
Premiums
Paid
Swap
Premiums
Received
Unrealized
Appreciation
Unrealized
Depreciation Value
Centrally Cleared Swaps
(a)
............................................ $ 105,305 $ (9,940) $ 169,619 $ (316,294) $ —
OTC Swaps ..................................................... 56,855 (23,698) 61,417 (60,031) —
Options Written ................................................... N/A N/A 121,605 (2,856,075) (5,154,436)
(a)
Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.

Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Total Return V.I. Fund
Schedule of Investments
31
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
...... $ — $ — $ — $ — $ 52,334 $ — $ 52,334
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency
exchange contracts ...................... — — — 102,212 — — 102,212
Options purchased
(b)
Investments at value — unaffiliated
(c)
............ — — — 23,478 3,949,685 — 3,973,163
Swaps — centrally cleared
Unrealized appreciation on centrally cleared swaps
(a)
. — 75,715 — — 67,640 26,264 169,619
Swaps — OTC
Unrealized appreciation on OTC swaps; Swap premiums
paid ................................ — 58,495 — — 59,777 — 118,272
$ — $ 134,210 $ — $ 125,690 $ 4,129,436 $ 26,264 $ 4,415,600
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
...... $ — $ — $ — $ — $ 1,583,494 $ — $ 1,583,494
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency
exchange contracts ...................... — — — 266,168 — — 266,168
Options written
(b)
Options written at value ..................... — — — 8,031 5,146,405 — 5,154,436
Swaps — centrally cleared
Unrealized depreciation on centrally cleared swaps
(a)
. — 9,073 — — 307,097 124 316,294
Swaps — OTC
Unrealized depreciation on OTC swaps; Swap premiums
received ............................. — 81,457 — — 2,272 — 83,729
$ — $ 90,530 $ — $ 274,199 $ 7,039,268 $ 124 $ 7,404,121
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statement of Assets and
Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
(b)
Includes forward settling swaptions.
(c)
Includes options purchased at value as reported in the Schedule of Investments.
For the period ended June 30, 2023, the effect of derivative financial instruments in the Statement of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts ....................... $ — $ — $ (168,300) $ — $ 4,128,623 $ — $ 3,960,323
Forward foreign currency exchange contracts .... — — — (109,455) — — (109,455)
Options purchased
(a)
..................... — — — (402,259) 705,729 — 303,470
Options written ........................ — — — 94,798 (1,328,461) — (1,233,663)
Swaps .............................. — 18,133 — — 598,302 12,860 629,295
$ — $ 18,133 $ (168,300) $ (416,916) $ 4,104,193 $ 12,860 $ 3,549,970
Net Change in Unrealized Appreciation
(Depreciation) on
Futures contracts ....................... $ — $ — $ — $ — $ (1,151,989) $ — $ (1,151,989)
Forward foreign currency exchange contracts .... — — — (193,637) — — (193,637)
Options purchased
(b)
..................... — — — (12,545) 1,423,808 — 1,411,263
Options written ........................ — — — (2,208) (1,266,570) — (1,268,778)
Swaps .............................. — 85 — — (942,254) 26,140 (916,029)
$ — $ 85 $ — $ (208,390) $ (1,937,005) $ 26,140 $ (2,119,170)
(a)
Options purchased are included in net realized gain (loss) from investments — unaffiliated.
(b)
Options purchased are included in net change in unrealized appreciation (depreciation) on investments — unaffiliated.

2023
BlackRock Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Total Return V.I. Fund
32
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments — Offsetting as of Period End
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 216,305,067
Average notional value of contracts — short ................................................................................. $ 50,394,379
Forward foreign currency exchange contracts
Average amounts purchased — in USD .................................................................................... $ 15,810,551
Average amounts sold — in USD ........................................................................................ $ 10,601,727
Options
Average value of option contracts purchased ................................................................................ $ 1,879,903
Average value of option contracts written ................................................................................... $ 1,793,303
Average notional value of swaption contracts purchased ......................................................................... $ 34,857,744
Average notional value of swaption contracts written ........................................................................... $ 91,795,661
Credit default swaps
Average notional value — buy protection ................................................................................... $ 2,093,075
Average notional value — sell protection ................................................................................... $ 3,339,700
Interest rate swaps
Average notional value — pays fixed rate ................................................................................... $ 17,369,100
Average notional value — receives fixed rate ................................................................................ $ 163,401,984
Inflation swaps
Average notional value — pays fixed rate ................................................................................... $ 852,161
Average notional value — receives fixed rate ................................................................................ $ 632,896
Total return swaps
Average notional value ............................................................................................... $ 5,949,500
The Fund's derivative assets and liabilities (by type) were as follows:
Assets
Liabilities
Derivative Financial Instruments $ —
Futures contracts .................................................................................... $ 234,399 $ —
Forward foreign currency exchange contracts ................................................................. 102,212 266,168
Options
(a)(b)
........................................................................................ 3,973,163 5,154,436
Swaps — centrally cleared .............................................................................. 18,223 —
Swaps — OTC
(c)
..................................................................................... 118,272 83,729
Total derivative assets and liabilities in the Statement of Assets and Liabilities .............................................
$ 4,446,269 $ 5,504,333
Derivatives not subject to a Master Netting Agreement or similar agreement ("MNA") ........................................
(3,833,608) (3,545,544)
Total derivative assets and liabilities subject to an MNA ............................................................
$ 612,661 $ 1,958,789
(a)
Includes options purchased at value which is included in Investments at value – unaffiliated in the Statement of Assets and Liabilities and reported in the Schedule of Investments.
(b)
Includes forward settling swaptions.
(c)
Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums (paid/received) in the Statement of Assets and Liabilities.

Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Total Return V.I. Fund
Schedule of Investments
33
The following tables present the Fund's derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty
Derivative
Assets
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Received
(b)
Cash
Collateral
Received
Net Amount
of Derivative
Assets
(c)(d)
Bank of America NA .............................. $ 31,141 $ (8,929) $ (22,212) $ — $ —
Bank of New York ................................ 10,545 — — — 10,545
Barclays Bank plc ................................ 147,771 (147,771) — — —
BNP Paribas SA ................................. 9,045 (9,045) — — —
Citibank NA .................................... 64,698 (15,450) — — 49,248
Deutsche Bank AG ............................... 6,964 (6,964) — — —
Goldman Sachs International ........................ 209,472 (209,472) — — —
HSBC Bank plc .................................. 9,735 (4,757) — — 4,978
JPMorgan Chase Bank NA .......................... 18,803 (18,803) — — —
Morgan Stanley & Co. International plc .................. 98,188 (27,164) — — 71,024
Standard Chartered Bank ........................... 378 (378) — — —
Toronto Dominion Bank ............................ 830 (198) — — 632
UBS AG ...................................... 5,091 (5,091) — — —
$ 612,661 $ (454,022) $ (22,212) $ — $ 136,427
Counterparty
Derivative
Liabilities
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Pledged
(b)
Cash
Collateral
Pledged
Net Amount of
Derivative
Liabilities
(c)(e)
Bank of America NA .............................. $ 8,929 $ (8,929) $ — $ — $ —
Barclays Bank plc ................................ 729,881 (147,771) (465,909) — 116,201
BNP Paribas SA ................................. 94,096 (9,045) — — 85,051
Citibank NA .................................... 15,450 (15,450) — — —
Deutsche Bank AG ............................... 26,496 (6,964) (18,285) — 1,247
Goldman Sachs International ........................ 394,963 (209,472) — — 185,491
HSBC Bank plc .................................. 4,757 (4,757) — — —
JPMorgan Chase Bank NA .......................... 429,828 (18,803) (75,453) — 335,572
JPMorgan Securities LLC ........................... 3,033 — — — 3,033
Morgan Stanley & Co. International plc .................. 27,164 (27,164) — — —
Natwest Markets plc .............................. 263 — — — 263
Societe Generale SA .............................. 451 — — — 451
Standard Chartered Bank ........................... 1,796 (378) — — 1,418
State Street Bank and Trust Co. ...................... 18,382 — — — 18,382
Toronto Dominion Bank ............................ 198 (198) — — —
UBS AG ...................................... 203,102 (5,091) — — 198,011
$ 1,958,789 $ (454,022) $ (559,647) $ — $ 945,120
(a)
The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)
Excess of collateral received/pledged, if any, from the individual counterparty is not shown for financial reporting purposes.
(c)
Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(d)
Net amount represents the net amount receivable from the counterparty in the event of default.
(e)
Net amount represents the net amount payable due to the counterparty in the event of default. Net amount may be offset further by the options written receivable/payable on the Statement of Assets and Liabilities.

2023
BlackRock Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Total Return V.I. Fund
34
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities .................................... $ — $ 32,203,623 $ 70,077 $ 32,273,700
Corporate Bonds
Aerospace & Defense .................................... — 10,434,849 — 10,434,849
Banks ............................................... — 13,301,241 750 13,301,991
Biotechnology ......................................... — 5,296,562 — 5,296,562
Building Products ....................................... — 92,274 — 92,274
Capital Markets ........................................ — 28,528,339 — 28,528,339
Chemicals ............................................ — 109,867 — 109,867
Commercial Services & Supplies ............................. — 203,048 — 203,048
Communications Equipment ................................ — 642,759 — 642,759
Construction & Engineering ................................ — 192,136 — 192,136
Consumer Finance ...................................... — 1,227,763 — 1,227,763
Diversified REITs ....................................... — 7,233,788 — 7,233,788
Diversified Telecommunication Services ........................ — 6,863,474 — 6,863,474
Electric Utilities ........................................ — 22,179,398 — 22,179,398
Financial Services ...................................... — 2,440,252 — 2,440,252
Gas Utilities ........................................... — 957,037 — 957,037
Ground Transportation ................................... — 4,617,160 — 4,617,160
Health Care Providers & Services ............................ — 4,239,276 — 4,239,276
Hotels, Restaurants & Leisure .............................. — 47,046 — 47,046
Insurance ............................................ — 1,553,944 — 1,553,944
Interactive Media & Services ............................... — 849,702 — 849,702
Life Sciences Tools & Services .............................. — 177,137 — 177,137
Media ............................................... — 2,965,505 — 2,965,505
Metals & Mining ........................................ — 2,278,617 — 2,278,617
Multi-Utilities .......................................... — 2,555,259 — 2,555,259
Oil, Gas & Consumable Fuels ............................... — 32,138,045 — 32,138,045
Passenger Airlines ...................................... — 2,111,691 — 2,111,691
Pharmaceuticals ....................................... — 1,606,062 — 1,606,062
Real Estate Management & Development ....................... — 173,256 — 173,256
Retail REITs .......................................... — 164,082 — 164,082
Semiconductors & Semiconductor Equipment .................... — 4,125,982 — 4,125,982
Software ............................................. — 3,270,454 — 3,270,454
Specialized REITs ...................................... — 8,734,804 — 8,734,804
Specialty Retail ........................................ — 1,016,106 — 1,016,106
Technology Hardware, Storage & Peripherals .................... — 1,459,734 — 1,459,734
Tobacco ............................................. — 2,139,824 — 2,139,824
Wireless Telecommunication Services ......................... — 5,629,476 — 5,629,476
Floating Rate Loan Interests
Broadline Retail ........................................ — 60,867 — 60,867
Building Products ....................................... — 34,527 — 34,527
Chemicals ............................................ — 279,654 — 279,654
Commercial Services & Supplies ............................. — 136,361 — 136,361
Consumer Finance ...................................... — — 2,730 2,730
Diversified Telecommunication Services ........................ — 262,793 — 262,793
Financial Services ...................................... — — 606,950 606,950
Food Products ......................................... — 173,039 — 173,039
Health Care Providers & Services ............................ — 44,571 146,313 190,884
Hotels, Restaurants & Leisure .............................. — 734,018 — 734,018
Household Durables ..................................... — 62,917 — 62,917
IT Services ........................................... — 150,296 — 150,296
Media ............................................... — 222,844 — 222,844
Specialty Retail ........................................ — 130,353 — 130,353
Foreign Agency Obligations ................................. — 1,243,821 — 1,243,821
Foreign Government Obligations .............................. — 9,922,122 — 9,922,122

Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Total Return V.I. Fund
Schedule of Investments
35
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Municipal Bonds ......................................... $ — $ 5,246,642 $ — $ 5,246,642
Non-Agency Mortgage-Backed Securities ........................ — 9,723,977 1 9,723,978
Other Interests .......................................... — — — —
Preferred Securities ....................................... — 392,131 — 392,131
U.S. Government Sponsored Agency Securities .................... — 356,771,246 — 356,771,246
U.S. Treasury Obligations ................................... — 167,099,876 — 167,099,876
Short-Term Securities
Money Market Funds ...................................... 52,512,005 — — 52,512,005
Options Purchased
Foreign currency exchange contracts ........................... — 23,478 — 23,478
Interest rate contracts ...................................... 3,580,986 368,699 — 3,949,685
Liabilities
Investments
TBA Sale Commitments .................................... — (94,264,332) — (94,264,332)
$ 56,092,991 $ 672,579,472 $ 826,821 $ 729,499,284
Investments valued at NAV
(a)
...................................... 132,558,363
$ —
$ 862,057,647
$ —
Derivative Financial Instruments
(b)
Assets
Credit contracts ........................................... $ — $ 77,355 $ — $ 77,355
Foreign currency exchange contracts ............................ — 102,212 — 102,212
Interest rate contracts ....................................... 52,334 127,417 — 179,751
Other contracts ........................................... — 26,264 — 26,264
Liabilities
Credit contracts ........................................... — (66,832) — (66,832)
Foreign currency exchange contracts ............................ — (274,199) — (274,199)
Interest rate contracts ....................................... (5,129,038) (1,910,230) — (7,039,268)
Other contracts ........................................... — (124) — (124)
$ (5,076,704) $ (1,918,137) $ — $ (6,994,841)
(a)
Certain investments of the Fund were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)
Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.
Fair Value Hierarchy as of Period End (continued)

Statement of Assets and Liabilities
(unaudited)
June 30, 2023
2023
BlackRock Semi-Annual Report to Shareholders
36
BlackRock Total
Return V.I. Fund
ASSETS
Investments, at value — unaffiliated
(a)
........................................................................................ $ 771,251,611
Investments, at value — affiliated
(b)
.......................................................................................... 185,070,368
Cash pledged: –
Futures contracts .................................................................................................... 3,317,050
Centrally cleared swaps ................................................................................................ 957,090
Foreign currency, at value
(c)
............................................................................................... 3,191,683
Receivables: –
Investments sold .................................................................................................... 8,245,481
Swaps   .......................................................................................................... 3,160
TBA sale commitments ................................................................................................ 94,620,448
Capital shares sold ................................................................................................... 1,672,498
Dividends — affiliated ................................................................................................. 775,779
Interest — unaffiliated ................................................................................................. 4,173,912
Variation margin on futures contracts ....................................................................................... 234,399
Variation margin on centrally cleared swaps .................................................................................. 18,223
Swap premiums paid ................................................................................................... 56,855
Unrealized appreciation on: –
Forward foreign currency exchange contracts ................................................................................. 102,212
OTC swaps ........................................................................................................ 61,417
Prepaid expenses ..................................................................................................... 8,663
Total assets .........................................................................................................
1,073,760,849
LIABILITIES
Bank overdraft ........................................................................................................ 176,698
Options written, at value
(d)
................................................................................................ 5,154,436
TBA sale commitments, at value
(e)
.......................................................................................... 94,264,332
Payables: –
Investments purchased ................................................................................................ 171,367,059
Swaps   .......................................................................................................... 7,204
Capital shares redeemed ............................................................................................... 13,080
Deferred foreign capital gain tax .......................................................................................... 622
Distribution fees ..................................................................................................... 119,921
Income dividend distributions ............................................................................................ 2,384,613
Investment advisory fees .............................................................................................. 260,299
Professional fees .................................................................................................... 45,555
Other accrued expenses ............................................................................................... 556,685
Swap premiums received ................................................................................................ 23,698
Unrealized depreciation on: –
Forward foreign currency exchange contracts ................................................................................. 266,168
OTC swaps ........................................................................................................ 60,031
Total liabilities ........................................................................................................
274,700,401
Commitments and contingent liabilities
$ –
NET ASSETS ........................................................................................................
$ 799,060,448
NET ASSETS CONSIST OF:
Paid-in capital ........................................................................................................ $ 936,038,053
Accumulated loss ..................................................................................................... (136,977,605)
NET ASSETS ........................................................................................................
$ 799,060,448
(a)
  Investments, at cost — unaffiliated ........................................................................................ $ 811,154,758
(b)
  Investments, at cost — affiliated .......................................................................................... $ 196,796,005
(c)
  Foreign currency, at cost ............................................................................................... $ 3,228,102
(d)
  Premiums received .................................................................................................. $ 2,419,966
(e)
  Proceeds received from TBA sale commitments ............................................................................... $ 94,620,448
See notes to financial statements.

Statement of Assets and Liabilities
(unaudited) (continued)
June 30, 2023
37
Financial Statements
See notes to financial statements.
BlackRock Total
Return V.I. Fund
NET ASSET VALUE
Class I
Net assets .........................................................................................................
$ 186,945,358
Shares outstanding ..................................................................................................
18,414,241
Net asset value .....................................................................................................
$ 10.15
Shares authorized ...................................................................................................
600 million
Par value .........................................................................................................
$ 0.10
Class III
Net assets .........................................................................................................
$ 612,115,090
Shares outstanding ..................................................................................................
61,056,111
Net asset value .....................................................................................................
$ 10.03
Shares authorized ...................................................................................................
100 million
Par value .........................................................................................................
$ 0.10

Statement of Operations
(unaudited)
Six Months Ended June 30, 2023
2023
BlackRock Semi-Annual Report to Shareholders
38
See notes to financial statements.
BlackRock Total
Return V.I. Fund
INVESTMENT INCOME
Dividends — affiliated ................................................................................................. $ 4,944,755
Interest — unaffiliated ................................................................................................. 11,716,818
Foreign taxes withheld ................................................................................................ (1,866)
Total investment income .................................................................................................
16,659,707
EXPENSES
Investment advisory .................................................................................................. 1,580,651
Distribution — class specific ............................................................................................ 753,955
Transfer agent — class specific .......................................................................................... 550,735
Accounting services .................................................................................................. 77,746
Professional ....................................................................................................... 49,717
Printing and postage ................................................................................................. 29,786
Custodian ......................................................................................................... 29,784
Registration ....................................................................................................... 10,535
Directors and Officer ................................................................................................. 3,771
Transfer agent ...................................................................................................... 1,081
Miscellaneous ...................................................................................................... 27,515
Total expenses excluding interest expense .....................................................................................
3,115,276
Interest expense .................................................................................................... 10,215
Total expenses .......................................................................................................
3,125,491
Less: –
Fees waived and/or reimbursed by the Manager ............................................................................... (20,143)
Transfer agent fees reimbursed by the Manager — class specific .................................................................... (369,786)
Total expenses after fees waived and/or reimbursed ..............................................................................
2,735,562
Net investment income ..................................................................................................
13,924,145
REALIZED AND UNREALIZED GAIN (LOSS) $ 6,481,881
Net realized gain (loss) from: $ –
Investments — unaffiliated ........................................................................................... (12,254,423)
Forward foreign currency exchange contracts ............................................................................... (109,455)
Foreign currency transactions ......................................................................................... 76,693
Futures contracts .................................................................................................. 3,960,323
Options written ................................................................................................... (1,233,663)
Swaps ......................................................................................................... 629,295
A
(8,931,230)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated
(a)
.......................................................................................... 17,651,724
Investments — affiliated ............................................................................................. 1,296,767
Forward foreign currency exchange contracts ............................................................................... (193,637)
Foreign currency translations .......................................................................................... (4,947)
Futures contracts .................................................................................................. (1,151,989)
Options written ................................................................................................... (1,268,778)
Swaps ......................................................................................................... (916,029)
A
15,413,111
Net realized and unrealized gain ...........................................................................................
6,481,881
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..................................................................
$ 20,406,026
(a)
  Net of increase in deferred foreign capital gain tax of ............................................................................ $ (622)

Statements of Changes in Net Assets
39
Financial Statements
See notes to financial statements.
BlackRock Total Return V.I. Fund
Six Months Ended
06/30/23 (unaudited)
Year Ended
12/31/22
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .............................................................................. $ 13,924,145  $ 16,770,507
Net realized loss .................................................................................. (8,931,230) (70,914,186)
Net change in unrealized appreciation (depreciation) .......................................................... 15,413,111  (69,721,009)
Net increase (decrease) in net assets resulting from operations ..................................................... 20,406,026  (123,864,688)
DISTRIBUTIONS TO SHAREHOLDERS
(a)
  Class I ........................................................................................ (3,455,610) (4,788,015)
  Class III ....................................................................................... (10,199,041) (12,018,905)
Decrease in net assets resulting from distributions to shareholders ................................................... (13,654,651) (16,806,920)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions ................................................... 40,801,789  44,918,168
NET ASSETS
Total increase (decrease) in net assets ..................................................................... 47,553,164  (95,753,440)
Beginning of period .................................................................................. 751,507,284  847,260,724
End of period ......................................................................................
$ 799,060,448  $ 751,507,284
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Highlights
(For a share outstanding throughout each period)
2023
BlackRock Semi-Annual Report to Shareholders
40
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.005) per share.
(d)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Includes reorganization costs associated with the Fund's reorganization.  Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 0.82%
and 0.57%, respectively.
(i)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
See notes to financial statements.
BlackRock Total Return V.I. Fund
Class I
Six Months
Ended
06/30/23
(unaudited)
Year Ended
12/31/22
Year Ended
12/31/21
Year Ended
12/31/20
Year Ended
12/31/19
Year Ended
12/31/18
Net asset value, beginning of period ................
$ 10.05  $ 11.98  $ 12.40  $ 12.22  $ 11.53  $ 11.91
Net investment income
(a)
........................
0.19  0.25  0.17  0.25  0.35  0.33
Net realized and unrealized gain (loss) ...............
0.10  (1.93) (0.35) 0.82  0.73  (0.39)
Net increase (decrease) from investment operations ....... 0.29  (1.68) (0.18) 1.07  1.08  (0.06)
Distributions
(b)
– – – – – –
From net investment income .....................
(0.19) (0.25) (0.17) (0.29) (0.35) (0.32)
From net realized gain ..........................
—  (0.00)
(c)
(0.07) (0.60) (0.04) —
Total distributions .............................. (0.19) (0.25) (0.24) (0.89) (0.39) (0.32)
Net asset value, end of period ..................... $ 10.15  $ 10.05  $ 11.98  $ 12.40  $ 12.22  $ 11.53
Total Return
(d)
— — — — — —
Based on net asset value ......................... 2.86%
(e)
(14.06)% (1.42)% 8.88% 9.49% (0.46)%
Ratios to Average Net Assets
(f)
Total expenses ................................
0.64%
(g)
0.65% 0.65% 0.69% 0.74% 0.85%
(h)
Total expenses after fees waived and/or reimbursed .......
0.46%
(g)
0.46% 0.47% 0.51% 0.54% 0.58%
(h)
Total expenses after fees waived and/or reimbursed and
excluding interest expense .......................
0.45%
(g)
0.46% 0.47% 0.51% 0.52% 0.55%
Net investment income ..........................
3.75%
(g)
2.36% 1.44% 1.98% 2.90% 2.84%
Supplemental Data
Net assets, end of period (000) ..................... $ 186,945  $ 187,263  $ 232,294  $ 250,444  $ 245,548  $ 246,390
Portfolio turnover rate
(i)
........................... 299% 488% 647% 674% 536% 488%
Six Months
Ended
06/30/23
(unaudited)
Year Ended
12/31/22
Year Ended
12/31/21
Year Ended
12/31/20
Year Ended
12/31/19
Year Ended
12/31/18
Portfolio turnover rate (excluding MDRs) ...............................
199% 283% 334% 399% 326% 310%

Financial Highlights
(continued)
(For a share outstanding throughout each period)
41
Financial Highlights
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.005) per share.
(d)
Where applicable, excludes insurance-related fees and expenses and assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Includes reorganization costs associated with the Fund's reorganization.  Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 1.03%
and 0.88%, respectively.
(i)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
BlackRock Total Return V.I. Fund
Class III
Six Months
Ended
06/30/23
(unaudited)
Year Ended
12/31/22
Year Ended
12/31/21
Year Ended
12/31/20
Year Ended
12/31/19
Year Ended
12/31/18
Net asset value, beginning of period ................
$ 9.93  $ 11.83  $ 12.24  $ 12.07  $ 11.40  $ 11.76
Net investment income
(a)
........................
0.17  0.22  0.13  0.21  0.31  0.29
Net realized and unrealized gain (loss) ...............
0.10  (1.90) (0.34) 0.81  0.71  (0.37)
Net increase (decrease) from investment operations ....... 0.27  (1.68) (0.21) 1.02  1.02  (0.08)
Distributions
(b)
– – – – – –
From net investment income .....................
(0.17) (0.22) (0.13) (0.25) (0.31) (0.28)
From net realized gain ..........................
—  (0.00)
(c)
(0.07) (0.60) (0.04) —
Total distributions .............................. (0.17) (0.22) (0.20) (0.85) (0.35) (0.28)
Net asset value, end of period ..................... $ 10.03  $ 9.93  $ 11.83  $ 12.24  $ 12.07  $ 11.40
Total Return
(d)
— — — — — —
Based on net asset value ......................... 2.71%
(e)
(14.28)% (1.69)% 8.54% 9.05% (0.63)%
Ratios to Average Net Assets
(f)
Total expenses ................................
0.84%
(g)
0.86% 0.87% 0.92% 0.97% 1.06%
(h)
Total expenses after fees waived and/or reimbursed .......
0.77%
(g)
0.77% 0.78% 0.82% 0.85% 0.89%
(h)
Total expenses after fees waived and/or reimbursed and
excluding interest expense .......................
0.76%
(g)
0.77% 0.78% 0.82% 0.83% 0.86%
Net investment income ..........................
3.45%
(g)
2.07% 1.12% 1.67% 2.58% 2.54%
Supplemental Data
Net assets, end of period (000) ..................... $ 612,115  $ 564,245  $ 614,967  $ 470,328  $ 385,784  $ 318,595
Portfolio turnover rate
(i)
........................... 299% 488% 647% 674% 536% 488%
Six Months
Ended
06/30/23
(unaudited)
Year Ended
12/31/22
Year Ended
12/31/21
Year Ended
12/31/20
Year Ended
12/31/19
Year Ended
12/31/18
Portfolio turnover rate (excluding MDRs) ...............................
199% 283% 334% 399% 326% 310%
See notes to financial statements.

Notes to Financial Statements
(unaudited)
2023
BlackRock Semi-Annual Report to Shareholders
42
1. ORGANIZATION
BlackRock Variable Series Funds II, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company is organized as a Maryland corporation that is comprised of 2 separate funds. The funds offer shares to insurance companies for their separate accounts to fund benefits under certain variable annuity and variable life insurance contracts. The financial statements presented are for BlackRock Total Return V.I.
Fund (the “Fund”). The Fund is classified as diversified. The Fund offers multiple classes of shares. Class I and Class III Shares have equal voting, dividend, liquidation and other rights, except that only shares of the respective classes are entitled to vote on matters concerning only that class. In addition, Class III Shares bear certain expenses related to the distribution of such shares.
The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, is included in a complex of funds referred to as the BlackRock Fixed-Income Complex.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Fund is informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities and payment-in-kind interest, are recognized daily on an accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.
Foreign Currency Translation: The Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes.
Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. The Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the
Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of June 30, 2023 , if any, are disclosed in the Statement of Assets and Liabilities.
The Fund files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statement of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Collateralization: If required by an exchange or counterparty agreement, the Fund may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-
dealer or custodian as collateral for certain investments.
Distributions:  Distributions from net investment income are declared daily and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates and made at least annually. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
Deferred Compensation Plan: Under the Deferred Compensation Plan (the “Plan”) approved by the Board of Directors of the Company (the “Board”), the directors who are not “interested persons” of the Fund, as defined in the 1940 Act (“Independent Directors”), may defer a portion of their annual complex-wide compensation. Deferred amounts earn an approximate return as though equivalent dollar amounts had been invested in common shares of certain funds in the BlackRock Fixed-Income Complex selected by the Independent Directors. This has the same economic effect for the Independent Directors as if the Independent Directors had invested the deferred amounts directly in certain funds in the BlackRock Fixed-Income Complex.
The Plan is not funded and obligations thereunder represent general unsecured claims against the general assets of the Fund, as applicable. Deferred compensation liabilities, if any, are included in the Directors’ and Officer’s fees payable in the Statement of Assets and Liabilities and will remain as a liability of the Fund until such amounts are distributed in accordance with the Plan. Net appreciation (depreciation) in the value of participants’ deferral accounts is allocated among the participating funds in the

Notes to Financial Statements
(unaudited) (continued)
43
Notes to Financial Statements
BlackRock Fixed Income Complex and reflected as Trustee and Officer expense on the Statement(s) of Operations. The Trustee and Officer expense may be negative as a result of a decrease in value of the deferred accounts.
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
Other: Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board has approved the designation of the Fund’s Manager as the valuation designee for the Fund. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies.
If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the
Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:
Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions)
or ask (short positions) price.
Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services. Floating rate loan interests are valued at the mean of the bid prices from one or more independent brokers or dealers as obtained from a third-party pricing service. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-
backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of trading on the NYSE based on that day’s prevailing forward exchange rate for the underlying currencies.
Exchange-traded options are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade. An exchange-
traded option for which there is no mean price is valued at the last bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day’s price will be used, unless it is determined that the prior day’s price no longer reflects the fair value of the option. Over-the-counter (“OTC”) options and options on swaps
(“swaptions”) are valued by an independent pricing service using a mathematical model, which incorporates a number of market data factors, such as the trades and prices of the underlying instruments.
Swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Fund uses current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is
designed to value such foreign securities at fair value as of the close of trading on the NYSE, which follows the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager's policies and procedures as reflecting fair value (“Fair
Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value.
When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation
Committee deems relevant and consistent with the principles of fair value measurement.

Notes to Financial Statements
(unaudited) (continued)
2023
BlackRock Semi-Annual Report to Shareholders
44
For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Valuation Committee and third-party pricing services utilized by the Valuation Committee include one or a combination of, but not limited to, the following inputs.
Investments in series of preferred stock issued by Private Companies are typically valued utilizing market approach in determining the enterprise value of the company.
Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Enterprise valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), current value method or a hybrid of those techniques are used as deemed appropriate under the circumstances. The use of these valuation techniques involve a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.
The Private Companies are not subject to the public company disclosure, timing, and reporting standards applicable to other investments held by the Fund. Typically, the most recently available information by a Private Company is as of a date that is earlier than the date the Fund is calculating its NAV. This factor may result in a difference between the value of the investment and the price the Fund could receive upon the sale of the investment.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
As of June 30, 2023, certain investments of the Fund were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
4. SECURITIES AND OTHER INVESTMENTS
Asset-Backed and Mortgage-Backed Securities: Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, a fund may subsequently have to reinvest the proceeds at lower interest rates. If a fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.
For mortgage pass-through securities (the “Mortgage Assets”) there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to
Standard Inputs Generally Considered By The Valuation Committee And Third-Party Pricing Services
Market approach ........................ (i)         recent market transactions, including subsequent rounds of financing, in the underlying investment or comparable issuers;
(ii)        recapitalizations and other transactions across the capital structure; and
(iii)       market multiples of comparable issuers.
Income approach .......................... (i)         future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks;
(ii)        quoted prices for similar investments or assets in active markets; and
(iii)       other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates.
Cost approach ............................ (i)         audited or unaudited financial statements, investor communications and financial or operational metrics issued by the Private Company;
(ii)        changes in the valuation of relevant indices or publicly traded companies comparable to the Private Company;
(iii)       relevant news and other public sources; and
(iv)       known secondary market transactions in the Private Company’s interests and merger or acquisition activity in companies comparable to the Private Company.

Notes to Financial Statements
(unaudited) (continued)
45
Notes to Financial Statements
the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie
Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.
Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of
God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.
Collateralized Debt Obligations: Collateralized debt obligations (“CDOs”), including collateralized bond obligations (“CBOs”) and collateralized loan obligations (“CLOs”), are types of asset-backed securities. A CDO is an entity that is backed by a diversified pool of debt securities (CBOs) or syndicated bank loans (CLOs). The cash flows of the CDO can be split into multiple segments, called “tranches,” which will vary in risk profile and yield. The riskiest segment is the subordinated or “equity” tranche. This tranche bears the greatest risk of defaults from the underlying assets in the CDO and serves to protect the other, more senior, tranches from default in all but the most severe circumstances. Since it is shielded from defaults by the more junior tranches, a “senior” tranche will typically have higher credit ratings and lower yields than their underlying securities, and often receive investment grade ratings from one or more of the nationally recognized rating agencies. Despite the protection from the more junior tranches, senior tranches can experience substantial losses due to actual defaults, increased sensitivity to future defaults and the disappearance of one or more protecting tranches as a result of changes in the credit profile of the underlying pool of assets.
Inflation-Indexed Bonds: Inflation-indexed bonds (other than municipal inflation-indexed and certain corporate inflation-indexed bonds) are fixed-income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation rises or falls, the principal value of inflation-indexed bonds (other than municipal inflation-indexed and certain corporate inflation-indexed bonds) will be adjusted upward or downward, and consequently the interest payable on these securities
(calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Any upward or downward adjustment in the principal amount of an inflation-indexed bond is included as interest income in the Statement of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal. With regard to municipal inflation-indexed bonds and certain corporate inflation-indexed bonds, the inflation adjustment is typically reflected in the semi-annual coupon payment. As a result, the principal value of municipal inflation-
indexed bonds and such corporate inflation-indexed bonds does not adjust according to the rate of inflation.
Multiple Class Pass-Through Securities: Multiple class pass-through securities, including collateralized mortgage obligations (“CMOs”) and commercial mortgage-backed securities, may be issued by Ginnie Mae, U.S. Government agencies or instrumentalities or by trusts formed by private originators of, or investors in, mortgage loans. In general, CMOs are debt obligations of a legal entity that are collateralized by a pool of residential or commercial mortgage loans or Mortgage Assets. The payments on these are used to make payments on the CMOs or multiple pass-through securities. Multiple class pass-through securities represent direct ownership interests in the Mortgage
Assets. Classes of CMOs include interest only (“IOs”), principal only (“POs”), planned amortization classes and targeted amortization classes. IOs and POs are stripped mortgage-backed securities representing interests in a pool of mortgages, the cash flow from which has been separated into interest and principal components. IOs receive the interest portion of the cash flow while POs receive the principal portion. IOs and POs can be extremely volatile in response to changes in interest rates. As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. POs perform best when prepayments on the underlying mortgages rise since this increases the rate at which the principal is returned and the yield to maturity on the PO. When payments on mortgages underlying a PO are slower than anticipated, the life of the PO is lengthened and the yield to maturity is reduced. If the underlying Mortgage Assets experience greater than anticipated prepayments of principal, a fund’s initial investment in the IOs may not fully recoup.
Stripped Mortgage-Backed Securities: Stripped mortgage-backed securities are typically issued by the U.S. Government, its agencies and instrumentalities. Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest (IOs) and principal (POs) distributions on a pool of
Mortgage Assets. Stripped mortgage-backed securities may be privately issued.
Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.
Capital Securities and Trust Preferred Securities: Capital securities, including trust preferred securities, are typically issued by corporations, generally in the form of interest-bearing notes with preferred securities characteristics. In the case of trust preferred securities, an affiliated business trust of a corporation issues these securities, generally in the form of beneficial interests in subordinated debentures or similarly structured securities. The securities can be structured with either a fixed or adjustable coupon that can have either a perpetual or stated maturity date. For trust preferred securities, the issuing bank or corporation pays interest to the trust, which is then distributed to holders of these securities as a dividend. Dividends can be deferred without creating an event of default or acceleration, although maturity cannot take place unless all cumulative payment obligations have been met. The deferral of payments does not affect the purchase or sale of these securities in the open market. These securities generally are rated below that of the issuing company’s senior debt securities and are freely callable at the issuer’s option.
Preferred Stocks: Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well), but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.
Floating Rate Loan Interests: Floating rate loan interests are typically issued to companies (the “borrower”) by banks, other financial institutions, or privately and publicly offered corporations (the “lender”). Floating rate loan interests are generally non-investment grade, often involve borrowers whose financial condition is troubled or uncertain and companies that are highly leveraged or in bankruptcy proceedings. In addition, transactions in floating rate loan interests may settle on a delayed basis, which may result in proceeds from the sale not being readily available for a fund to make additional investments or meet its redemption obligations. Floating rate loan interests may

Notes to Financial Statements
(unaudited) (continued)
2023
BlackRock Semi-Annual Report to Shareholders
46
include fully funded term loans or revolving lines of credit. Floating rate loan interests are typically senior in the corporate capital structure of the borrower. Floating rate loan interests generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. Since the rates reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause some fluctuations in the NAV of a fund to the extent that it invests in floating rate loan interests. The base lending rates are generally the lending rate offered by one or more European banks, such as the Secured Overnight Financing Rate
(“SOFR”), the prime rate offered by one or more U.S. banks or the certificate of deposit rate. Floating rate loan interests may involve foreign borrowers, and investments may be denominated in foreign currencies. These investments are treated as investments in debt securities for purposes of a fund’s investment policies.
When a fund purchases a floating rate loan interest, it may receive a facility fee and when it sells a floating rate loan interest, it may pay a facility fee. On an ongoing basis, a fund may receive a commitment fee based on the undrawn portion of the underlying line of credit amount of a floating rate loan interest. Facility and commitment fees are typically amortized to income over the term of the loan or term of the commitment, respectively. Consent and amendment fees are recorded to income as earned. Prepayment penalty fees, which may be received by a fund upon the prepayment of a floating rate loan interest by a borrower, are recorded as realized gains. A fund may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.
Floating rate loan interests are usually freely callable at the borrower’s option. A fund may invest in such loans in the form of participations in loans (“Participations”) or assignments (“Assignments”) of all or a portion of loans from third parties. Participations typically will result in a fund having a contractual relationship only with the lender, not with the borrower. A fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the Participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing Participations, a fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of offset against the borrower. A fund may not benefit directly from any collateral supporting the loan in which it has purchased the Participation. As a result, a fund assumes the credit risk of both the borrower and the lender that is selling the Participation. A fund’s investment in loan participation interests involves the risk of insolvency of the financial intermediaries who are parties to the transactions. In the event of the insolvency of the lender selling the
Participation, a fund may be treated as a general creditor of the lender and may not benefit from any offset between the lender and the borrower. Assignments typically result in a fund having a direct contractual relationship with the borrower, and a fund may enforce compliance by the borrower with the terms of the loan agreement.
Forward Commitments, When-Issued and Delayed Delivery Securities : The Fund may purchase securities on a when-issued basis and may purchase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Fund may purchase securities under such conditions with the intention of actually acquiring them but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Fund may be required to pay more at settlement than the security is worth. In addition, the fund is not entitled to any of the interest earned prior to settlement. When purchasing a security on a delayed delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations. In the event of default by the counterparty, the Fund’s maximum amount of loss is the unrealized appreciation of unsettled when-issued transactions.
TBA Commitments: TBA commitments are forward agreements for the purchase or sale of securities, including mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate and mortgage terms. When entering into TBA commitments, a fund may take possession of or deliver the underlying mortgage-backed securities but can extend the settlement or roll the transaction. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date, if there are expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction.
In order to better define contractual rights and to secure rights that will help a fund mitigate its counterparty risk, TBA commitments may be entered into by a fund under
Master Securities Forward Transaction Agreements (each, an “MSFTA”). An MSFTA typically contains, among other things, collateral posting terms and netting provisions in the event of default and/or termination event. The collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of the collateral currently pledged by a fund and the counterparty. Cash collateral that has been pledged to cover the obligations of a fund and cash collateral received from the counterparty, if any, is reported separately in the Statement of Assets and Liabilities as cash pledged as collateral for TBA commitments or cash received as collateral for TBA commitments, respectively. Non-cash collateral pledged by a fund, if any, is noted in the Schedule of
Investments. Typically, a fund is permitted to sell, re-pledge or use the collateral it receives; however, the counterparty is not permitted to do so. To the extent amounts due to a fund are not fully collateralized, contractually or otherwise, a fund bears the risk of loss from counterparty non-performance.
Mortgage Dollar Roll Transactions : The Fund may sell TBA mortgage-backed securities and simultaneously contract to repurchase substantially similar (i.e., same type, coupon and maturity) securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, a fund is not entitled to receive interest and principal payments on the securities sold. Mortgage dollar roll transactions are treated as purchases and sales and a fund realizes gains and losses on these transactions. Mortgage dollar rolls involve the risk that the market value of the securities that a fund is required to purchase may decline below the agreed upon repurchase price of those securities.
5. Derivative Financial Instruments
The Fund engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Fund and/or to manage its exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedule of Investments. These contracts may be transacted on an exchange or OTC.
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk) .
Futures contracts are exchange-traded agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in

Notes to Financial Statements
(unaudited) (continued)
47
Notes to Financial Statements
an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statement of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statement of Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
Forward Foreign Currency Exchange Contracts : Forward foreign currency exchange contracts are entered into to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).
A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the Fund are denominated and in some cases, may be used to obtain exposure to a particular market. The contracts are traded OTC and not on an organized exchange.
The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. When
a contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a forward foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies, and such value may exceed the amount(s) reflected in the Statement of Assets and Liabilities. Cash amounts pledged for forward foreign currency exchange contracts are considered restricted and are included in cash pledged as collateral for OTC derivatives in the Statement of Assets and Liabilities.
A Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund.
Options: The Fund may purchase and write call and put options to increase or decrease its exposure to the risks of underlying instruments, including equity risk, interest rate risk and/or commodity price risk and/or, in the case of options written, to generate gains from options premiums.
A call option gives the purchaser (holder) of the option the right (but not the obligation) to buy, and obligates the seller (writer) to sell (when the option is exercised) the underlying instrument at the exercise or strike price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying instrument at the exercise or strike price at any time or at a specified time during the option period.
Premiums paid on options purchased and premiums received on options written, as well as the daily fluctuation in market value, are included in investments at value –
unaffiliated and options written at value, respectively, in the Statement of Assets and Liabilities. When an instrument is purchased or sold through the exercise of an option, the premium is offset against the cost or proceeds of the underlying instrument. When an option expires, a realized gain or loss is recorded in the Statement of Operations to the extent of the premiums received or paid. When an option is closed or sold, a gain or loss is recorded in the Statement of Operations to the extent the cost of the closing transaction exceeds the premiums received or paid. When the Fund writes a call option, such option is typically “covered,” meaning that it holds the underlying instrument subject to being called by the option counterparty. When the Fund writes a put option, cash is segregated in an amount sufficient to cover the obligation. These amounts, which are considered restricted, are included in cash pledged as collateral for options written in the Statement of Assets and Liabilities.
Swaptions – The Fund may purchase and write options on swaps (“swaptions”) primarily to preserve a return or spread on a particular investment or portion of the
Fund’s holdings, as a duration management technique or to protect against an increase in the price of securities it anticipates purchasing at a later date. The purchaser and writer of a swaption is buying or granting the right to enter into a previously agreed upon interest rate or credit default swap agreement (interest rate risk and/or credit risk) at any time before the expiration of the option.
Foreign currency options – The Fund may purchase and write foreign currency options, foreign currency futures and options on foreign currency futures to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk). Foreign currency options give the purchaser the right to buy from or sell to the writer a foreign currency at any time before the expiration of the option.
Barrier options – The Fund may purchase and write a variety of options with non-standard payout structures or other features (“barrier options”) that are generally traded OTC.
The Fund may invest in various types of barrier options, including down-and-out options, down-and-in options, double no-touch options, one-touch options, instant one-touch options, up-and-out options and up-and-in options. Down-and-out options expire worthless to the purchaser if the price of the underlying instrument falls below a specific barrier price level prior to the expiration date. Down-and-in options expire worthless to the purchaser unless the price of the underlying instrument falls below a specific barrier price level prior to the expiration date. Double no-touch options provide the purchaser an agreed-upon payout if the price of the underlying instrument does not reach or surpass predetermined barrier price levels prior to the option’s expiration date. One-touch options and instant one-touch options provide the purchaser an agreed-upon payout if the price of the underlying instrument reaches or surpasses predetermined barrier price levels prior to the expiration date. Up-
and-out options expire worthless to the purchaser if the price of the underlying instrument increases beyond a predetermined barrier price level prior to the expiration date. Up-and-in options can only be exercised when the price of the underlying instrument increases beyond a predetermined barrier price level.
In purchasing and writing options, the Fund bears the risk of an unfavorable change in the value of the underlying instrument or the risk that it may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in the Fund purchasing or selling a security when it otherwise would not, or at a price different from the current market value.

Notes to Financial Statements
(unaudited) (continued)
2023
BlackRock Semi-Annual Report to Shareholders
48
Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Fund and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).
For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Statement of
Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC Swaps in the Statement of Assets and Liabilities. Payments received or paid are recorded in the Statement of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.
In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the CCP becomes the Fund’s counterparty on the swap. The Fund is required to interface with the CCP through the broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited is shown as cash pledged for centrally cleared swaps in the Statement of Assets and
Liabilities. Amounts pledged, which are considered restricted cash, are included in cash pledged for centrally cleared swaps in the Statement of Assets and Liabilities.
Pursuant to the contract, the Fund agrees to receive from or pay to the broker variation margin. Variation margin is recorded as unrealized appreciation (depreciation) and shown as variation margin receivable (or payable) on centrally cleared swaps in the Statement of Assets and Liabilities. Payments received from (paid to) the counterparty are amortized over the term of the contract and recorded as realized gains (losses) in the Statement of Operations, including those at termination.
Credit default swaps — Credit default swaps are entered into to manage exposure to the market or certain sectors of the market, to reduce risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which a fund is not otherwise exposed (credit risk).
The Fund may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. Credit default swaps are agreements in which the protection buyer pays fixed periodic payments to the seller in consideration for a promise from the protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation acceleration, repudiation, moratorium or restructuring). As a buyer, if an underlying credit event occurs, the Fund will either (i) receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index, or (ii) receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. As a seller (writer), if an underlying credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.
Total return swaps — Total return swaps are entered into to obtain exposure to a security or market without owning such security or investing directly in such market or to exchange the risk/return of one security or market (e.g., fixed-income) with another security or market (e.g., equity or commodity prices) (equity risk, commodity price risk and/or interest rate risk).
Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (distributions plus capital gains/losses) of an underlying instrument, or basket of underlying instruments, in exchange for fixed or floating rate interest payments. If the total return of the instrument(s) or index underlying the transaction exceeds or falls short of the offsetting fixed or floating interest rate obligation, the Fund receives payment from or makes a payment to the counterparty.
Interest rate swaps — Interest rate swaps are entered into to gain or reduce exposure to interest rates or to manage duration, the yield curve or interest rate (interest rate risk).
Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating, in exchange for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. In more complex interest rate swaps, the notional principal amount may decline (or amortize) over time.
Forward swaps — The Fund may enter into forward interest rate swaps and forward total return swaps. In a forward swap, the Fund and the counterparty agree to make periodic net payments beginning on a specified date or a net payment at termination.
Inflation swaps — Inflation swaps are entered into to gain or reduce exposure to inflation (inflation risk). In an inflation swap, one party makes fixed interest payments on a notional principal amount in exchange for another party’s variable payments based on an inflation index, such as the Consumer Price Index.
Swap transactions involve, to varying degrees, elements of interest rate, credit and market risks in excess of the amounts recognized in the Statement of Assets and
Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.
Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help it mitigate its counterparty risk, the Fund may enter into an
International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master
Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Notes to Financial Statements
(unaudited) (continued)
49
Notes to Financial Statements
Collateral Requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund(s) and the counterparty.
Cash collateral that has been pledged to cover obligations of the Fund and cash collateral received from the counterparty, if any, is reported separately in the Statement of
Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Fund, if any, is noted in the Schedule of
Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Fund. Any additional required collateral is delivered to/pledged by the Fund on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Fund from the counterparties are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Fund has delivered collateral to a counterparty and stands ready to perform under the terms of its agreement with such counterparty, the Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statement of Assets and Liabilities.
6. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Company, on behalf of the Fund, entered into an Investment Advisory Agreement with the Manager, the Fund’s investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory and administrative services. The Manager is responsible for the management of the Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund.
For such services, the Fund pays the Manager a monthly fee based on a percentage of the aggregate average daily net assets of the Fund and BlackRock High Yield V.I.
Fund, a series of the Company, at the following annual rates:
For the six months ended June 30, 2023, the aggregate average daily net assets of the Fund and BlackRock High Yield V.I. Fund were approximately $1,505,459,117.
The Manager entered into separate sub-advisory agreements with BlackRock International Limited (“BIL”) and BlackRock (Singapore) Limited (“BSL”) (collectively, the “Sub-
Advisers”), each an affiliate of the Manager. The Manager pays BIL and BSL for services they provide for that portion of the Fund for which BIL and BSL as applicable, acts as sub-adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by the Fund to the Manager.
Distribution Fees:  The Company , on behalf of the Fund, entered into a Distribution Agreement and a Distribution Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing distribution fees. The fees are accrued daily and paid monthly at an annual rate of  0.25 % based upon the average daily net assets attributable to Class III.
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder distribution services to the Fund. The ongoing distribution fee compensates BRIL and each broker-dealer for providing shareholder distribution related services to shareholders.
For the six months ended June 30, 2023, the class specific distribution fees borne directly by Class III were $753,955.
Transfer Agent: On behalf of the Fund, the Manager entered into agreements with insurance companies and other financial intermediaries (“Service Organizations”), some of which may be affiliates. Pursuant to these agreements, the Service Organizations provide the Fund with administrative, networking, recordkeeping, sub-transfer agency and shareholder services to underlying investor accounts. For these services, the Service Organizations receive an annual fee per shareholder account, which will vary depending on share class and/or net assets of Fund shareholders serviced by the Service Organizations which is shown as transfer agent – class specific in the Statement of Operations . For the six months ended June 30, 2023 , the Fund did not pay any amounts to affiliates in return for these services.
In addition, the Fund pays the transfer agent, which is not an affiliate, a fee for the issuance, transfer and redemption of shares and the opening and maintenance of shareholder accounts, which is included in transfer agent in the Statement of Operations.
For the six months ended June 30, 2023, the following table shows the class specific transfer agent fees borne directly by each share class of the Fund:
Expense Limitations, Waivers and Reimbursements: The Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2024. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the six months  ended
June 30, 2023 , the amount waived was $20,143.
Average Daily Net Assets
Investment
Advisory Fees
First $250 million ....................................................................................................... 0.50%
$250 million- $500 million ................................................................................................. 0.45
$500 million- $750 million ................................................................................................. 0.40
Greater than $750 million ................................................................................................. 0.35
Class I Class III Total
Transfer agent fees - class specific .................................................................... $ 170,531 $ 380,204 $ 550,735

Notes to Financial Statements
(unaudited) (continued)
2023
BlackRock Semi-Annual Report to Shareholders
50
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2024. The contractual agreement may be terminated upon 90 days’
notice by a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. For the six months ended June 30, 2023, there were no fees waived by the Manager pursuant to this arrangement.
The Manager has contractually agreed to reimburse certain transfer agent fees in order to limit such expenses to a percentage of average daily net assets as follows:
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2024, unless approved by the Board, including a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. These amounts are included in transfer agent fees reimbursed by the
Manager – class specific in the Statement of Operations. For the six months ended June 30, 2023, class specific expense reimbursements were as follows:
The Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business
(“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:
In addition, with respect to Class I shares, the Manager has contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses including interest expense, and excluding dividend expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund's business to 0.60% of average daily net assets through June 30, 2024.
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2024, unless approved by the Board, including a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. For the six months ended June 30, 2023, there were no fees waived and/or reimbursed by the Manager pursuant to this agreement.
Interfund Lending: In accordance with an exemptive order (the “Order”) from the U.S. Securities and Exchange Commission ("SEC"), the Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Fund’s investment policies and restrictions. The Fund is currently permitted to borrow and lend under the Interfund Lending Program.
A lending BlackRock fund may lend in aggregate up to 15% of its net assets but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund
Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.
During the period ended June 30, 2023, the Fund did not participate in the Interfund Lending Program.
Directors and Officers:  Certain directors and/or officers of the Company are directors and/or officers of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the  Company's Chief Compliance Officer, which is included in Directors and Officer in the Statement of Operations.
7. PURCHASES AND SALES
For the six months ended June 30, 2023, purchases and sales of investments, including paydowns/payups and mortgage dollar rolls and excluding short-term securities, were as follows:
For the six months ended June 30, 2023, purchases and sales related to mortgage dollar rolls were $786,142,054 and $785,876,701, respectively.
Class I ................................................................................................................
0.00%
Class III ...............................................................................................................
0.06
Share Class
Transfer Agent Fees
Reimbursed by the Manager -
Class Specific
Class I ....................................................................................................... $ 170,531
Class III ...................................................................................................... 199,255
$ 369,786
Class I Class III
Expense Limitations .................................................................................. 0.60% 1.50%
U.S. Government Securities Other Securities
Fund Name Purchases Sales Purchases Sales
BlackRock Total Return V.I. Fund ........................................... $ 205,993,172 $ 145,845,785 $ 2,272,945,524 $ 2,203,068,163

Notes to Financial Statements
(unaudited) (continued)
51
Notes to Financial Statements
8. INCOME TAX INFORMATION
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Fund as of June 30, 2023, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements.
As of December 31, 2022, the Fund had non-expiring capital loss carryforwards available to offset future realized capital gains of $69,238,439.
As of June 30, 2023, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
9. BANK BORROWINGS
The Company, on behalf of the Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.50 billion credit agreement with a group of lenders. Under this agreement, the Fund may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Fund, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the Fed
Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple SOFR (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in April 2024 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the six months ended June 30, 2023, the Fund did not borrow under the credit agreement.
10.  PRINCIPAL RISKS
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments.
The Fund’s prospectus provides details of the risks to which the Fund is subject.
Market Risk: The Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force the Fund to reinvest in lower yielding securities. The Fund may also be exposed to reinvestment risk, which is the risk that income from the Fund’s portfolio will decline if the Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below the Fund portfolio’s current earnings rate.
Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest or otherwise affect the value of such securities.
Municipal securities can be significantly affected by political or economic changes, including changes made in the law after issuance of the securities, as well as uncertainties in the municipal market related to, taxation, legislative changes or the rights of municipal security holders, including in connection with an issuer insolvency. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the tax benefits supporting the project or assets or the inability to collect revenues for the project or from the assets. Municipal securities may be less liquid than taxable bonds, and there may be less publicly available information on the financial condition of municipal security issuers than for issuers of other securities.
Infectious Illness Risk: An outbreak of an infectious illness, such as the COVID-19 pandemic, may adversely impact the economies of many nations and the global economy, and may impact individual issuers and capital markets in ways that cannot be foreseen. An infectious illness outbreak may result in, among other things, closed international borders, prolonged quarantines, supply chain disruptions, market volatility or disruptions and other significant economic, social and political impacts.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Fund may invest in illiquid investments. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s NAV to experience
Fund Name Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
BlackRock Total Return V.I. Fund ....................................... $ 1,010,536,103 $ 2,338,633 $ (60,771,516) $ (58,432,883)

Notes to Financial Statements
(unaudited) (continued)
2023
BlackRock Semi-Annual Report to Shareholders
52
significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.
The price the Fund could receive upon the sale of any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by the Fund, and the Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
For OTC options purchased, the Fund bears the risk of loss in the amount of the premiums paid plus the positive change in market values net of any collateral held by the
Fund should the counterparty fail to perform under the contracts. Options written by the Fund do not typically give rise to counterparty credit risk, as options written generally obligate the Fund, and not the counterparty, to perform. The Fund may be exposed to counterparty credit risk with respect to options written to the extent the Fund deposits collateral with its counterparty to a written option.
With exchange-traded options purchased, exchange-traded futures and centrally cleared swaps, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract;
therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its Schedule of Investments.
The Fund invests a significant portion of its assets in fixed-income securities and/or uses derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Fund(s) may be subject to a greater risk of rising interest rates due to the period of historically low interest rates that ended in March 2022. The Federal Reserve has recently been raising the federal funds rate as part of its efforts to address inflation. There is a risk that interest rates will continue to rise, which will likely drive down the prices of bonds and other fixed-income securities, and could negatively impact the Fund’s performance.
The Fund invests a significant portion of its assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Fund invests.
The Fund invests a significant portion of its assets in securities backed by commercial or residential mortgage loans or in issuers that hold mortgage and other asset-backed securities. When a fund concentrates its investments in this manner, it assumes a greater risk of prepayment or payment extension by securities issuers. Changes in economic conditions, including delinquencies and/or defaults on assets underlying these securities, can affect the value, income and/or liquidity of such positions. Investment percentages in these securities are presented in the Schedule of Investments.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
LIBOR Transition Risk: The Fund may be exposed to financial instruments that are tied to the London Interbank Offered Rate (“LIBOR”) to determine payment obligations, financing terms, hedging strategies or investment value. The United Kingdom’s Financial Conduct Authority, which regulates LIBOR, announced that a majority of USD
LIBOR settings will no longer be published after June 30, 2023. All other LIBOR settings and certain other interbank offered rates ceased to be published after December 31,
2021. SOFR has been used increasingly on a voluntary basis in new instruments and transactions. The Federal Reserve Board adopted regulations that provide a fallback

Notes to Financial Statements
(unaudited) (continued)
53
Notes to Financial Statements
mechanism by identifying benchmark rates based on SOFR that will replace LIBOR in certain financial contracts after June 30, 2023. The ultimate effect of the LIBOR transition process on the Fund is uncertain.
11. CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
12. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Six Months Ended
06/30/23
Year Ended
12/31/22
Fund Name/Share Class
Shares Amount Shares Amount
BlackRock Total Return V.I. Fund
Class I
Shares sold .............................................
599,842 $ 6,137,326 1,269,585 $ 13,566,880
Shares issued in reinvestment of distributions ........................
334,589 3,427,436 422,553 4,498,977
Shares redeemed .........................................
(1,146,414) (11,764,095) (2,457,355) (26,337,879)
(211,983) $ (2,199,333) (765,217) $ (8,272,022)
Class III
Shares sold .............................................
5,877,392 $ 59,708,163 9,133,898 $ 97,878,389
Shares issued in reinvestment of distributions ........................
983,727 9,953,116 1,055,485 11,052,742
Shares redeemed .........................................
(2,638,438) (26,660,157) (5,341,159) (55,740,941)
4,222,681 $ 43,001,122 4,848,224 $ 53,190,190
4,010,698 $ 40,801,789 4,083,007 $ 44,918,168

Glossary of Terms Used in this Report
2023
BlackRock Semi-Annual Report to Shareholders
54
Currency Abbreviation
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CLP Chilean Peso
CNY Chinese Yuan
COP Colombian Peso
CZK Czech Koruna
EUR Euro
GBP British Pound
HUF Hungarian Forint
IDR Indonesian Rupiah
INR Indian Rupee
JPY Japanese Yen
KRW South Korean Won
MXN Mexican Peso
MYR Malaysian Ringgit
NOK Norwegian Krone
PLN Polish Zloty
RUB New Russian Ruble
SEK Swedish Krona
THB Thai Baht
TWD Taiwan New Dollar
USD United States Dollar
ZAR South African Rand
Portfolio Abbreviation
ABS Asset-Backed Security
BA Canadian Bankers Acceptances
BZDIOVER Overnight Brazil CETIP — Interbank Rate
CD_KSDA Certificates of Deposit by the Korean Securities Dealers Association
CLO Collateralized Loan Obligation
CMT Constant Maturity Treasury
CSMC Credit Suisse Mortgage Capital
CWABS Countrywide Asset-Backed Certificates
EFFR Effective Federal Funds Rate
EURIBOR Euro Interbank Offered Rate
GO General Obligation Bonds
JIBAR Johannesburg Interbank Average Rate
LIBOR London Interbank Offered Rate
LOC Letter of Credit
MSCI Morgan Stanley Capital International
MXIBTIIE Mexico Interbank TIIE 28-Day
OTC Over-the-counter
PIK Payment-In-Kind
PRIBOR Prague Interbank Offered Rate
RB Revenue Bonds
REIT Real Estate Investment Trust
REMIC Real Estate Mortgage Investment Conduit
REPO_CORRA Canadian Overnight Repo Rate
SONIA Sterling Overnight Interbank Average Rate
SOFR Secured Overnight Financing Rate
TBA To-be-announced
TONAR Tokyo Overnight Average Rate
WIBOR Warsaw Interbank Offered Rate

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
The Board of Directors (the “Board,” the members of which are referred to as “Board Members”) of BlackRock Variable Series Funds, Inc. (the “Corporation”)
met on April 18, 2023 (the “April Meeting”) and May 23-24, 2023 (the “May Meeting”) to consider the approval to continue the investment advisory agreement (the “Advisory
Agreement”) between the Corporation, on behalf of BlackRock Advantage Large Cap Core V.I. Fund (“Large Cap Core V.I. Fund”), BlackRock Advantage Large Cap Value V.I.
Fund (“Large Cap Value V.I. Fund”), BlackRock Advantage SMID Cap V.I. Fund (“SMID Cap V.I. Fund”), BlackRock Basic Value V.I. Fund (“Basic Value V.I. Fund”), BlackRock
Capital Appreciation V.I. Fund (“Capital Appreciation V.I. Fund”), BlackRock Equity Dividend V.I. Fund (“Equity Dividend V.I. Fund”), BlackRock Global Allocation V.I. Fund
(“Global Allocation V.I. Fund”), BlackRock Government Money Market V.I. Fund (“Government Money Market V.I. Fund”), BlackRock International V.I. Fund (“International V.I.
Fund”), BlackRock International Index V.I. Fund (“International Index V.I. Fund”), BlackRock 60/40 Target Allocation ETF V.I. Fund (“60/40 Target Allocation ETF V.I. Fund”),
BlackRock Large Cap Focus Growth V.I. Fund (“Large Cap Focus Growth V.I. Fund”), BlackRock Managed Volatility V.I. Fund (“Managed Volatility V.I. Fund”), BlackRock
Small Cap Index V.I. Fund (“Small Cap Index V.I. Fund”) and BlackRock S&P 500 Index V.I. Fund (“S&P 500 Index V.I. Fund”) (each, a “Fund,” and collectively the “Funds”), and BlackRock Advisors, LLC (the “Manager”), each Fund’s investment advisor. The Board also considered the approval to continue the sub-advisory agreement between the Manager and (a) BlackRock International Limited (“BIL”) with respect to International V.I. Fund and Managed Volatility V.I. Fund (the “BIL Sub-Advisory Agreements”); (b)
BlackRock Asset Management North Asia Limited (“BNA”) with respect to Managed Volatility V.I. Fund (the “BNA Sub-Advisory Agreement”); and (c) BlackRock (Singapore)
Limited (“BSL” and together with BIL and BNA, the “Sub-Advisors”) with respect to Managed Volatility V.I. Fund and Global Allocation V.I. Fund (the “BSL Sub-Advisory
Agreements” and together with the BIL Sub-Advisory Agreements and the BNA Sub-Advisory Agreement, the “Sub-Advisory Agreements”). The Manager and the Sub-
Advisor are referred to herein as “BlackRock.” The Advisory Agreement and the Sub-Advisory Agreements are referred to herein as the “Agreements.”
The Approval Process
Consistent with the requirements of the Investment Company Act of 1940 (the “1940 Act”), the Board considers the approval of the continuation of the Agreements for each Fund on an annual basis. The Board members who are not “interested persons” of the Corporation, as defined in the 1940 Act, are considered independent Board members (the “Independent Board Members”). The Board’s consideration entailed a year-long deliberative process during which the Board and its committees assessed
BlackRock’s various services to each Fund, including through the review of written materials and oral presentations, and the review of additional information provided in response to requests from the Independent Board Members. The Board had four quarterly meetings per year, each of which extended over a two-day period, as well as additional ad hoc meetings and executive sessions throughout the year, as needed. The committees of the Board similarly met throughout the year. The Board also had an additional one-day meeting to consider specific information regarding the renewal of the Agreement[s]. In considering the renewal of the Agreements, the Board assessed, among other things, the nature, extent and quality of the services provided to each Fund by BlackRock, BlackRock’s personnel and affiliates, including (as applicable): investment management services; accounting oversight; administrative and shareholder services; oversight of each Fund’s service providers; risk management and oversight; and legal, regulatory and compliance services. Throughout the year, including during the contract renewal process, the Independent Board Members were advised by independent legal counsel, and met with independent legal counsel in various executive sessions outside of the presence of BlackRock’s management.
During the year, the Board, acting directly and through its committees, considered information that was relevant to its annual consideration of the renewal of the
Agreements, including the services and support provided by BlackRock to each Fund and its shareholders. BlackRock also furnished additional information to the Board in response to specific questions from the Board. Among the matters the Board considered were: (a) investment performance for one-year, three-year, five-year, and/or since inception periods, as applicable, against peer funds, relevant benchmarks, and other performance metrics, as applicable, as well as BlackRock senior management’s and portfolio managers’ analyses of the reasons for any outperformance or underperformance relative to its peers, benchmarks, and other performance metrics, as applicable; (b)
fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by each Fund for services; (c) Fund operating expenses and how
BlackRock allocates expenses to each Fund; (d) the resources devoted to risk oversight of, and compliance reports relating to, implementation of each Fund’s investment objective, policies and restrictions, and meeting regulatory requirements; (e) BlackRock’s and each Fund’s adherence to applicable compliance policies and procedures;
(f) the nature, character and scope of non-investment management services provided by BlackRock and its affiliates and the estimated cost of such services, as available;
(g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) the use of brokerage commissions and execution quality of portfolio transactions; (j) BlackRock’s implementation of each Fund’s valuation and liquidity procedures; (k) an analysis of management fees paid to BlackRock for products with similar investment mandates across the open-end fund, exchange-traded fund (“ETF”), closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable, and the similarities and differences between these products and the services provided as compared to each Fund; (l) BlackRock’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage; and (m) periodic updates on BlackRock’s business.
Prior to and in preparation for the April Meeting, the Board received and reviewed materials specifically relating to the renewal of the Agreements. The Independent
Board Members are continuously engaged in a process with their independent legal counsel and BlackRock to review the nature and scope of the information provided to the
Board to better assist its deliberations. The materials provided in connection with the April Meeting included, among other things: (a) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), based on either a Lipper classification or Morningstar category, regarding each Fund’s fees and expenses as compared with a peer group of funds as determined by Broadridge (“Expense Peers”) and the investment performance of each Fund as compared with a peer group of funds
(“Performance Peers”); (b) information on the composition of the Expense Peers and Performance Peers and a description of Broadridge’s methodology; (c) information on the estimated profits realized by BlackRock and its affiliates pursuant to the Agreements and a discussion of fall-out benefits to BlackRock and its affiliates; (d) a general analysis provided by BlackRock concerning investment management fees received in connection with other types of investment products, such as institutional accounts, sub-advised mutual funds, ETFs, closed-end funds, open-end funds, and separately managed accounts under similar investment mandates, as well as the performance of such other products, as applicable; (e) a review of non-management fees; (f) the existence, impact and sharing of potential economies of scale, if any, with each Fund;
(g) a summary of aggregate amounts paid by each Fund to BlackRock; (h) sales and redemption data regarding each Fund’s shares; and (i) various additional information requested by the Board as appropriate regarding BlackRock’s and each Fund’s operations.
At the April Meeting, the Board reviewed materials relating to its consideration of the Agreements and the Independent Board Members presented BlackRock with questions and requests for additional information. BlackRock responded to these questions and requests with additional written information in advance of the May Meeting.
At the May Meeting, the Board concluded its assessment of, among other things: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of each Fund as compared to its Performance Peers and to other metrics, as applicable; (c) the advisory fee and the estimated cost of the services

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
(continued)
2023
BlackRock Semi-Annual Report to Shareholders
and estimated profits realized by BlackRock and its affiliates from their relationship with each Fund; (d) each Fund’s fees and expenses compared to its Expense Peers; (e)
the existence and sharing of potential economies of scale; (f) any fall-out benefits to BlackRock and its affiliates as a result of BlackRock’s relationship with each Fund; and
(g) other factors deemed relevant by the Board Members.
The Board also considered other matters it deemed important to the approval process, such as other payments made to BlackRock or its affiliates relating to securities lending and cash management, and BlackRock’s services related to the valuation and pricing of Fund portfolio holdings. The Board noted the willingness of BlackRock’s personnel to engage in open, candid discussions with the Board. The Board Members evaluated the information available to it on a fund-by-fund basis.
The following paragraphs provide more information about some of the primary factors that were relevant to the Board’s decision. The Board Members did not identify any particular information, or any single factor as determinative, and each Board Member may have attributed different weights to the various items and factors considered.
A. Nature, Extent and Quality of the Services Provided by BlackRock
The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services and the resulting performance of each Fund. Throughout the year, the Board compared each Fund’s performance to the performance of a comparable group of mutual funds, relevant benchmark, and performance metrics, as applicable. The Board met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers. The Board also reviewed the materials provided by each Fund’s portfolio management team discussing each
Fund’s performance, investment strategies and outlook.
The Board considered, among other factors, with respect to BlackRock: the experience of investment personnel generally and each Fund’s portfolio management team; research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of technology; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also considered BlackRock’s overall risk management program, including the continued efforts of BlackRock and its affiliates to address cybersecurity risks and the role of BlackRock’s Risk & Quantitative Analysis Group. The Board engaged in a review of BlackRock’s compensation structure with respect to each Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.
In addition to investment advisory services, the Board considered the nature and quality of the administrative and other non-investment advisory services provided to each Fund. BlackRock and its affiliates provide the Funds with certain administrative, shareholder and other services (in addition to any such services provided to each
Fund by third parties) and officers and other personnel as are necessary for the operations of the Funds. In particular, BlackRock and its affiliates provide the Funds with administrative services including, among others: (i) responsibility for disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) responsibility for periodic filings with regulators; (iv) overseeing and coordinating the activities of third-party service providers, including, among others, each Fund’s custodian, fund accountant, transfer agent, and auditor; (v) organizing
Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the
Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (viii) performing or managing administrative functions necessary for the operation of the Funds, such as tax reporting, expense management, fulfilling regulatory filing requirements, overseeing each Fund’s distribution partners, and shareholder call center and other services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations. The Board considered the operation of BlackRock’s business continuity plans.
The Board noted that the engagement of, with respect to International V.I. Fund and Managed Volatility V.I. Fund, BIL, with respect to Managed Volatility V.I. Fund and Global Allocation V.I. Fund, BSL and, with respect to Managed Volatility V.I. Fund, BNA, facilitates the provision of investment advice and trading by investment personnel out of non-U.S. jurisdictions. The Board considered that this arrangement provides additional flexibility to the portfolio management team, which may benefit each Fund and its shareholders.
B. The Investment Performance of the Funds and BlackRock
The Board, including the Independent Board Members, reviewed and considered the performance history of each Fund throughout the year and at the April
Meeting. In preparation for the April Meeting, the Board was provided with reports independently prepared by Broadridge, which included an analysis of each Fund’s performance as of December 31, 2022, as compared to its Performance Peers. Broadridge ranks funds in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable. In connection with its review, the Board received and reviewed information regarding the investment performance of each Fund as compared to its Performance Peers and, with respect to Large Cap Focus Growth V.I. Fund, Capital Appreciation V.I. Fund, Equity Dividend V.I. Fund,
Basic Value V.I. Fund, Large Cap Value V.I. Fund, Large Cap Core V.I. Fund, SMID Cap V.I. Fund, Global Allocation V.I. Fund, 60/40 Target Allocation ETF V.I. Fund and
International V.I. Fund, the respective Morningstar open-end fund category (“Morningstar Open-End Category”) and, with respect to Managed Volatility V.I. Fund, in light of each Fund’s outcome-oriented investment objective, certain performance metrics (“Outcome-Oriented Performance Metrics”) and, with respect to International Index V.I.
Fund, Small Cap Index V.I. Fund and S&P 500 Index V.I. Fund, the performance of each Fund as compared with its benchmark and, with respect to Government Money
Market V.I. Fund, a weighted average benchmark of similar funds, as defined by BlackRock (“Benchmark Weighted Average”). The Board and its Performance Oversight
Committee regularly review and meet with Fund management to discuss the performance of each Fund throughout the year.
In evaluating performance, the Board focused particular attention on funds with less favorable performance records. The Board also noted that while it found the data provided by Broadridge generally useful, it recognized the limitations of such data, including in particular, that notable differences may exist between a fund and its
Performance Peers (for example, the investment objectives and strategies). Further, the Board recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results. The Board also acknowledged that long-term performance could be impacted by even one period of significant outperformance or underperformance, and that a single investment theme could have the ability to disproportionately affect long-term performance.

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
(continued)
Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
The Board noted that for each of the one-, three- and five-year periods reported, 60/40 Target Allocation ETF V.I. Fund ranked in the second quartile against its
Morningstar Open-End Category. The Board noted that BlackRock believes that the Morningstar Open-End Category is an appropriate performance metric for the Fund, and that BlackRock has explained its rationale for this belief to the Board.
The Board noted that for the one-, three- and five-year periods reported, Equity Dividend V.I. Fund ranked in the second, third and second quartiles, respectively, against its Morningstar Open-End Category. The Board noted that BlackRock believes that the Morningstar Open-End Category is an appropriate performance metric for the
Fund, and that BlackRock has explained its rationale for this belief to the Board. The Board and BlackRock reviewed the Fund’s underperformance relative to its Morningstar
Open-End Category during the applicable period.
The Board noted that for the one-, three- and five-year periods reported, Basic Value V.I. Fund ranked in the second, third and third quartiles, respectively, against its Morningstar Open-End Category. The Board noted that BlackRock believes that the Morningstar Open-End Category is an appropriate performance metric for the Fund, and that BlackRock has explained its rationale for this belief to the Board. The Board and BlackRock reviewed the Fund’s underperformance relative to its Morningstar Open-
End Category during the applicable periods.
The Board noted that for each of the one-, three- and five-year periods reported, Large Cap Value V.I. Fund ranked in the third quartile against its Morningstar
Open-End Category. The Board noted that BlackRock believes that the Morningstar Open-End Category is an appropriate performance metric for the Fund, and that
BlackRock has explained its rationale for this belief to the Board. The Board and BlackRock reviewed the Fund’s underperformance relative to its Morningstar Open-End
Category during the applicable periods.
The Board noted that for the one-, three- and five-year periods reported, Global Allocation V.I. Fund ranked in the third, second and first quartiles, respectively, against its Morningstar Open-End Category. The Board noted that BlackRock believes that the Morningstar Open-End Category is an appropriate performance metric for the
Fund, and that BlackRock has explained its rationale for this belief to the Board. The Board and BlackRock reviewed the Fund’s underperformance relative to its Morningstar
Open-End Category during the applicable period.
The Board noted that for the one-, three- and five-year periods reported, SMID Cap V.I. Fund ranked in the third, fourth and second quartiles, respectively, against its Morningstar Open-End Category. The Board noted that BlackRock believes that the Morningstar Open-End Category is an appropriate performance metric for the Fund, and that BlackRock has explained its rationale for this belief to the Board. The Board and BlackRock reviewed the Fund’s underperformance relative to its Morningstar Open-
End Category during the applicable periods.
The Board noted that for the one-, three- and five-year periods reported, Large Cap Core V.I. Fund ranked in the fourth, second and third quartiles, respectively, against its Morningstar Open-End Category. The Board noted that BlackRock believes that the Morningstar Open-End Category is an appropriate performance metric for the
Fund, and that BlackRock has explained its rationale for this belief to the Board. The Board and BlackRock reviewed the Fund’s underperformance relative to its Morningstar
Open-End Category during the applicable periods.
The Board noted that for the one-, three- and five-year periods reported, International V.I. Fund ranked in the fourth, third and third quartiles, respectively, against its Morningstar Open-End Category. The Board noted that BlackRock believes that the Morningstar Open-End Category is an appropriate performance metric for the Fund, and that BlackRock has explained its rationale for this belief to the Board. The Board and BlackRock reviewed the Fund’s underperformance relative to its Morningstar
Open-End Category during the applicable periods. The Board was informed that, among other things, underperformance was driven by a uniquely factor-heavy market environment, creating headwinds for a more balanced, stock specific portfolio. The Board and BlackRock discussed BlackRock’s strategy for improving the Fund’s investment performance. Discussions covered topics such as performance attribution, the Fund’s investment personnel, and the resources appropriate to support the Fund’s investment processes.
The Board noted that for the one-, three- and five-year periods reported, each of Large Cap Focus Growth V.I. Fund and Capital Appreciation V.I. Fund ranked in the fourth, fourth and third quartiles, respectively, against its Morningstar Open-End Category. The Board noted that BlackRock believes that the Morningstar Open-End
Category is an appropriate performance metric for the pertinent Fund, and that BlackRock has explained its rationale for this belief to the Board. The Board and BlackRock reviewed each Fund’s underperformance relative to its Morningstar Open-End Category during the applicable periods. The Board was informed that, among other things, underperformance for each fund was driven by significant style factor rotation in 2021 and early 2022 out of growth and momentum and into value. The Board and
BlackRock discussed BlackRock’s strategy for improving the pertinent Fund’s investment performance. Discussions covered topics such as performance attribution, the
Fund’s investment personnel, and the resources appropriate to support the Fund’s investment processes.
The Board reviewed and considered Managed Volatility V.I. Fund’s performance relative to the Fund’s Outcome-Oriented Performance Metrics including a total return target. The Board noted that for each of the one-, three- and five-year periods reported, the Fund underperformed its total return target. The Board noted that
BlackRock believes that the Outcome-Oriented Performance Metrics are an appropriate performance metric for the Fund, and that BlackRock has explained its rationale for this belief to the Board. The Board and BlackRock reviewed the Fund’s underperformance relative to its total return target during the applicable periods.
The Board noted that for the one-year period reported, S&P 500 Index V.I. Fund’s net performance was within the tolerance range of its benchmark. The Board noted that BlackRock believes that net performance relative to the benchmark is an appropriate performance metric for the Fund, and that BlackRock has explained its rationale for this belief to the Board.
The Board noted that for the one-year period reported, International Index V.I. Fund’s net performance was above the tolerance range of its benchmark. The
Board noted that BlackRock believes that net performance relative to the benchmark is an appropriate performance metric for the Fund, and that BlackRock has explained its rationale for this belief to the Board. The Board and BlackRock reviewed the Fund’s above tolerance performance relative to its benchmark over the period.
The Board noted that for the one-year period reported, Small Cap Index V.I. Fund’s net performance was above the tolerance range of its benchmark. The Board noted that BlackRock believes that net performance relative to the benchmark is an appropriate performance metric for the Fund, and that BlackRock has explained its rationale for this belief to the Board. The Board and BlackRock reviewed the Fund’s above tolerance performance relative to its benchmark over the period.

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
(continued)
2023
BlackRock Semi-Annual Report to Shareholders
The Board reviewed the Government Money Market V.I. Fund’s performance within the context of the low yield environment that existed for a portion of the relative periods. In addition to reviewing the Fund’s performance and current yield, it also reviews the liquidity, duration, credit quality and other risk factors of the Fund’s portfolio. The
Board noted that for each of the one-and three-year periods reported, the Fund outperformed its Benchmark Weighted Average. The Board noted that BlackRock believes that the Benchmark Weighted Average is an appropriate performance metric for the Fund, and that BlackRock has explained its rationale for this belief to the Board.
C. Consideration of the Advisory/Management Fees and the Estimated Cost of the Services and Estimated Profits Realized by
BlackRock and its Affiliates from their Relationship with the Funds
The Board, including the Independent Board Members, reviewed each Fund’s contractual management fee rate compared with those of its Expense Peers. The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers.
The Board also compared each Fund’s total expense ratio, as well as its actual management fee rate, to those of its Expense Peers. The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non-12b-1 service fees. The total expense ratio gives effect to any expense reimbursements or fee waivers, and the actual management fee rate gives effect to any management fee reimbursements or waivers. The Board considered that the fee and expense information in the
Broadridge report for the Fund reflected information for a specific period and that historical asset levels and expenses may differ from current levels, particularly in a period of market volatility. The Board considered the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).
The Board received and reviewed statements relating to BlackRock’s financial condition. The Board reviewed BlackRock’s profitability methodology and was also provided with an estimated profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to each Fund. The Board reviewed BlackRock’s estimated profitability with respect to each Fund and other funds the Board currently oversees for the year ended December 31, 2022 compared to available aggregate estimated profitability data provided for the prior two years. The Board reviewed BlackRock’s estimated profitability with respect to certain other U.S. fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the estimated profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix.
The Board thus recognized that calculating and comparing profitability at the individual fund level is difficult.
The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available. The Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of technology at BlackRock, BlackRock’s expense management, and the relative product mix.
The Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreements and to continue to provide the high quality of services that is expected by the Board. The Board further considered factors including but not limited to BlackRock’s commitment of time and resources, assumption of risk, and liability profile in servicing the Funds, including in contrast to what is required of
BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable.
The Board noted that Large Cap Focus Growth V.I. Fund’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and total expense ratio ranked in the first and fourth quartiles, respectively, relative to the Fund’s Expense Peers. The Board also noted that the Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Fund increases above certain contractually specified levels. The Board additionally noted that the breakpoints can, conversely, adjust the advisory fee rate upward as the size of the Fund decreases below certain contractually specified levels. Additionally, the Board noted that BlackRock and the Board have contractually agreed to a cap on certain operational and recordkeeping fees for the Fund on a class-by-class basis.
The Board noted that Capital Appreciation V.I. Fund’s contractual management fee rate ranked in the second quartile, and that the actual management fee rate and total expense ratio ranked in the second and fourth quartiles, respectively, relative to the Fund’s Expense Peers. The Board also noted that the Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Fund increases above certain contractually specified levels. The Board additionally noted that the breakpoints can, conversely, adjust the advisory fee rate upward as the size of the Fund decreases below certain contractually specified levels. Additionally, the Board noted that BlackRock and the Board have contractually agreed to a cap on certain operational and recordkeeping fees for the Fund on a class-by-class basis.
The Board noted that Equity Dividend V.I. Fund’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and total expense ratio ranked in the first and second quartiles, respectively, relative to the Fund’s Expense Peers. The Board also noted that the Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Fund increases above certain contractually specified levels. The Board additionally noted that the breakpoints can, conversely, adjust the advisory fee rate upward as the size of the Fund decreases below certain contractually specified levels. Additionally, the Board noted that BlackRock and the Board have contractually agreed to a cap on certain operational and recordkeeping fees for the Fund on a class-by-class basis.
The Board noted that Basic Value V.I. Fund’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and total expense ratio ranked in the first and third quartiles, respectively, relative to the Fund’s Expense Peers. The Board also noted that the Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Fund increases above certain contractually specified levels. The Board additionally noted that the breakpoints can, conversely, adjust the advisory fee rate upward as the size of the Fund decreases below certain contractually specified levels. Additionally, the Board noted that BlackRock and the Board have contractually agreed to a cap on certain operational and recordkeeping fees for the Fund on a class-by-class basis.
The Board noted that International V.I. Fund’s contractual management fee rate ranked in the second quartile, and that the actual management fee rate and total expense ratio each ranked in second quartile relative to the Fund’s Expense Peers. The Board also noted that the Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Fund increases above certain contractually specified levels. The Board additionally noted that the breakpoints can, conversely, adjust the advisory fee rate upward as the size of the Fund decreases below certain contractually specified levels. Additionally, the Board noted that
BlackRock and the Board have contractually agreed to a cap on certain operational and recordkeeping fees for the Fund on a class-by-class basis.

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
(continued)
Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
The Board noted that Large Cap Core V.I. Fund’s contractual management fee rate ranked in the second quartile, and that the actual management fee rate and total expense ratio each ranked in the second quartile relative to the Fund’s Expense Peers. The Board also noted that the Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Fund increases above certain contractually specified levels. The Board additionally noted that the breakpoints can, conversely, adjust the advisory fee rate upward as the size of the Fund decreases below certain contractually specified levels. Additionally, the Board noted
that BlackRock and the Board have contractually agreed to a cap on certain operational and recordkeeping fees for the Fund on a class-by-class basis.
The Board noted that Large Cap Value V.I. Fund’s contractual management fee rate ranked in the third quartile, and that the actual management fee rate and total expense ratio ranked in the second and first quartiles, respectively, relative to the Fund’s Expense Peers. The Board also noted that the Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Fund increases above certain contractually specified levels. The Board additionally noted that the breakpoints can, conversely, adjust the advisory fee rate upward as the size of the Fund decreases below certain contractually specified levels. Additionally, the Board noted that BlackRock had voluntarily agreed to waive a portion of the advisory fee payable by the Fund. Finally, the Board noted that BlackRock and the Board have contractually agreed to a cap on certain operational and recordkeeping fees for the Fund on a class-by-class basis.
The Board noted that SMID Cap V.I. Fund’s contractual management fee rate ranked in the second quartile, and that the actual management fee rate and total expense ratio each ranked in the first quartile relative to the Fund’s Expense Peers. The Board also noted that the Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Fund increases above certain contractually specified levels. The Board additionally noted that the breakpoints can, conversely, adjust the advisory fee rate upward as the size of the Fund decreases below certain contractually specified levels. Additionally, the Board noted that
BlackRock and the Board have contractually agreed to a cap on certain operational and recordkeeping fees for the Fund on a class-by-class basis.
The Board noted that Global Allocation V.I. Fund’s contractual management fee rate ranked in the third quartile, and that the actual management fee rate and total expense ratio each ranked in the third quartile relative to the Fund’s Expense Peers. The Board also noted that the Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Fund increases above certain contractually specified levels. The Board additionally noted that the breakpoints can, conversely, adjust the advisory fee rate upward as the size of the Fund decreases below certain contractually specified levels. Additionally, the Board noted
that BlackRock and the Board have contractually agreed to a cap on certain operational and recordkeeping fees for the Fund on a class-by-class basis.
BlackRock has reviewed with the Board that the varying fee structure for fund of funds can limit the value of management fee comparisons. The Board noted that
60/40 Target Allocation ETF V.I. Fund’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and total expense ratio ranked in the second and first quartiles, respectively, relative to the Fund’s Expense Peers. The Board further noted that the Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Fund increases above certain contractually specified levels. The Board additionally noted that the breakpoints can, conversely, adjust the advisory fee rate upward as the size of the Fund decreases below certain contractually specified levels.
The Board noted that Managed Volatility V.I. Fund’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and total expense ratio each ranked in the first quartiles relative to the Fund’s Expense Peers. The Board also noted that the Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Fund increases above certain contractually specified levels. The Board additionally noted that the breakpoints can, conversely, adjust the advisory fee rate upward as the size of the Fund decreases below certain contractually specified levels. Finally, the Board noted that BlackRock and the Board have contractually agreed to a cap on certain operational and recordkeeping fees for the Fund on a class-by-class basis.
The Board noted that S&P 500 Index V.I. Fund’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and total expense ratio each ranked in the first quartile relative to the Fund’s Expense Peers. The Board also noted that BlackRock and the Board have contractually agreed to a cap on certain operational and recordkeeping fees for the Fund on a class-by-class basis.
The Board noted that International Index V.I. Fund’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and total expense ratio each ranked in the first quartiles relative to the Fund’s Expense Peers. The Board also noted that BlackRock and the Board have contractually agreed to a cap on certain operational and recordkeeping fees for the Fund on a class-by-class basis.
The Board noted that Small Cap Index V.I. Fund’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and total expense ratio each ranked in the first quartile relative to the Fund’s Expense Peers. The Board also noted that BlackRock and the Board have contractually agreed to a cap on certain operational and recordkeeping fees for the Fund on a class-by-class basis.
The Board reviewed the expenses within the context of the low yield environment that existed for a portion of the relative periods, and any consequent expense waivers and reimbursements necessary to maintain minimum levels of daily net investment income, as applicable. The Board noted that Government Money Market V.I.
Fund’s contractual management fee rate ranked in the fourth quartile, and that the actual management fee rate and total expense ratio ranked in the third and fourth quartiles, respectively, relative to the Fund’s Expense Peers. The Board also noted that the Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Fund increases above certain contractually specified levels. The Board additionally noted that the breakpoints can, conversely, adjust the advisory fee rate upward as the size of the Fund decreases below certain contractually specified levels.
The Board further noted that BlackRock and the Board have contractually agreed to a cap on each Fund’s total expenses as a percentage of the Fund’s average daily net assets on a class-by-class basis.
D. Economies of Scale
The Board, including the Independent Board Members, considered the extent to which economies of scale might be realized as the assets of the Funds increase, including the existence of fee waivers and/or expense caps, as applicable, noting that any contractual fee waivers and contractual expense caps had been approved by the Board. In its consideration, the Board further considered the continuation and/or implementation of fee waivers and/or expense caps, as applicable. The Board also considered the extent to which the Funds benefit from such economies of scale in a variety of ways, and whether there should be changes in the advisory fee rate or

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
(continued)
2023
BlackRock Semi-Annual Report to Shareholders
breakpoint structure in order to enable the Funds to more fully participate in these economies of scale. The Board considered each Fund’s asset levels and whether the current fee schedule was appropriate.
E. Other Factors Deemed Relevant by the Board Members
The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from
BlackRock’s respective relationships with the Funds, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and its risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Funds, including for administrative, distribution, securities lending and cash management services. With respect to securities lending, during the year the Board also considered information provided by independent third-party consultants related to the performance of each BlackRock affiliate as securities lending agent. The
Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that, subject to applicable law, BlackRock may use and benefit from third-party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts.
In connection with its consideration of the Agreements, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.
The Board noted the competitive nature of the open-end fund marketplace, and that shareholders are able to redeem their Fund shares if they believe that the pertinent Fund’s fees and expenses are too high or if they are dissatisfied with the performance of the Fund.
Conclusion
At the May Meeting, in a continuation of the discussions that occurred during the April Meeting, and as a culmination of the Board’s year-long deliberative process, the Board, including the Independent Board Members, unanimously approved the continuation of (i) the Advisory Agreement between the Manager and the Corporation, on behalf of each Fund, (ii) the BIL Sub-Advisory Agreements between the Manager and BIL with respect to International V.I. Fund and Managed Volatility V.I. Fund, (iii) the
BNA Sub-Advisory Agreement between the Manager and BNA with respect to Managed Volatility V.I. Fund and (iv) BSL Sub-Advisory Agreements between the Manager and BSL with respect to Managed Volatility V.I. Fund and Global Allocation V.I. Fund, each for a one-year term ending June 30, 2024. Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board, including the Independent Board Members, was satisfied that the terms of the Agreements were fair and reasonable and, in the best interest of each Fund and its shareholders. In arriving at its decision to approve the Agreements, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were advised by independent legal counsel throughout the deliberative process.

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
The Board of Directors (the “Board,” the members of which are referred to as “Board Members”) of BlackRock Variable Series Funds II, Inc. (the “Company”)
met on May 4, 2023 (the “May Meeting”) and June 1-2, 2023 (the “June Meeting”) to consider the approval to continue the investment advisory agreement (the “Advisory
Agreement”) between the Company, on behalf of BlackRock High Yield V.I. Fund (the “High Yield V.I. Fund”) and BlackRock Total Return V.I. Fund (the “Total Return V.I. Fund”
and together with the High Yield V.I. Fund, the “Funds” and each, a “Fund,”), and BlackRock Advisors, LLC (the “Manager”), each Fund’s investment advisor. The Board also considered the approval to continue the sub-advisory agreements (the “Sub-Advisory Agreements”) between (1) the Manager and BlackRock International Limited (“BIL”),
with respect to each Fund and (2) BlackRock (Singapore) Limited (“BRS” and together with BIL, the “Sub-Advisors”), with respect to the Total Return V.I. Fund. The Manager and the Sub-Advisors are referred to herein as “BlackRock.” The Advisory Agreement and the Sub-Advisory Agreements are referred to herein as the “Agreements.”
The Approval Process
Consistent with the requirements of the Investment Company Act of 1940 (the “1940 Act”), the Board considers the approval of the continuation of the Agreements for each Fund on an annual basis. The Board members who are not “interested persons” of the Company, as defined in the 1940 Act, are considered independent Board members (the “Independent Board Members”). The Board’s consideration entailed a year-long deliberative process during which the Board and its committees assessed
BlackRock’s various services to each Fund, including through the review of written materials and oral presentations, and the review of additional information provided in response to requests from the Independent Board Members. The Board had four quarterly meetings per year, each of which extended over a two-day period, as well as additional ad hoc meetings and executive sessions throughout the year, as needed. The committees of the Board similarly met throughout the year. The Board also had an additional one-day meeting to consider specific information regarding the renewal of the Agreements. In considering the renewal of the Agreements, the Board assessed, among other things, the nature, extent and quality of the services provided to each Fund by BlackRock, BlackRock’s personnel and affiliates, including (as applicable): investment management services; accounting oversight; administrative and shareholder services; oversight of each Fund’s service providers; risk management and oversight; and legal, regulatory and compliance services. Throughout the year, including during the contract renewal process, the Independent Board Members were advised by independent legal counsel, and met with independent legal counsel in various executive sessions outside of the presence of BlackRock’s management.
During the year, the Board, acting directly and through its committees, considered information that was relevant to its annual consideration of the renewal of the
Agreements, including the services and support provided by BlackRock to each Fund and its shareholders. BlackRock also furnished additional information to the Board in response to specific questions from the Board. Among the matters the Board considered were: (a) investment performance for one-year, three-year, five-year, and/or since inception periods, as applicable, against peer funds, relevant benchmarks, and other performance metrics, as applicable, as well as BlackRock senior management’s and portfolio managers’ analyses of the reasons for any outperformance or underperformance relative to its peers, benchmarks, and other performance metrics, as applicable; (b)
fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by each Fund for services; (c) Fund operating expenses and how
BlackRock allocates expenses to each Fund; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of each Fund’s investment objective, policies and restrictions, and meeting regulatory requirements; (e) BlackRock’s and each Fund’s adherence to applicable compliance policies and procedures; (f)
the nature, character and scope of non-investment management services provided by BlackRock and its affiliates and the estimated cost of such services, as applicable;
(g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) execution quality of portfolio transactions; (j) BlackRock’s implementation of each Fund’s valuation and liquidity procedures; (k) an analysis of management fees paid to BlackRock for products with similar investment mandates across the open-end fund, exchange-traded fund (“ETF”), closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable, and the similarities and differences between these products and the services provided as compared to each Fund; (l) BlackRock’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage; and (m) periodic updates on BlackRock’s business.
Prior to and in preparation for the May Meeting, the Board received and reviewed materials specifically relating to the renewal of the Agreements. The Independent
Board Members are continuously engaged in a process with their independent legal counsel and BlackRock to review the nature and scope of the information provided to the
Board to better assist its deliberations. The materials provided in connection with the May Meeting included, among other things: (a) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), based on either a Lipper classification or Morningstar category, regarding each Fund’s fees and expenses as compared with a peer group of funds as determined by Broadridge (“Expense Peers”) and the investment performance of each Fund as compared with a peer group of funds
(“Performance Peers”); (b) information on the composition of the Expense Peers and Performance Peers and a description of Broadridge’s methodology; (c) information on the estimated profits realized by BlackRock and its affiliates pursuant to the Agreements and a discussion of fall-out benefits to BlackRock and its affiliates; (d) a general analysis provided by BlackRock concerning investment management fees received in connection with other types of investment products, such as institutional accounts, sub-advised mutual funds, ETFs, closed-end funds, open-end funds, and separately managed accounts, under similar investment mandates, as well as the performance of such other products, as applicable; (e) a review of non-management fees; (f) the existence, impact and sharing of potential economies of scale, if any, with each Fund;
(g) a summary of aggregate amounts paid by each Fund to BlackRock; (h) sales and redemption data regarding each Fund’s shares; and (i) various additional information requested by the Board as appropriate regarding BlackRock’s and each Fund’s operations.
At the May Meeting, the Board reviewed materials relating to its consideration of the Agreements and the Independent Board Members presented BlackRock with questions and requests for additional information. BlackRock responded to these questions and requests with additional written information in advance of the June Meeting.
At the June Meeting, the Board concluded its assessment of, among other things: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of each Fund as compared to its Performance Peers and to other metrics, as applicable; (c) the advisory fee and the estimated cost of the services and estimated profits realized by BlackRock and its affiliates from their relationship with each Fund; (d) each Fund’s fees and expenses compared to its Expense Peers; (e)
the existence and sharing of potential economies of scale; (f) any fall-out benefits to BlackRock and its affiliates as a result of BlackRock’s relationship with each Fund; and
(g) other factors deemed relevant by the Board Members.
The Board also considered other matters it deemed important to the approval process, such as other payments made to BlackRock or its affiliates relating to securities lending and cash management, and BlackRock’s services related to the valuation and pricing of Fund portfolio holdings. The Board noted the willingness of BlackRock’s personnel to engage in open, candid discussions with the Board. The Board Members evaluated the information available to it on a fund-by-fund basis.
The following paragraphs provide more information about some of the primary factors that were relevant to the Board’s decision. The Board Members did not identify any particular information, or any single factor as determinative, and each Board Member may have attributed different weights to the various items and factors considered.

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
(continued)
2023
BlackRock Semi-Annual Report to Shareholders
A. Nature, Extent and Quality of the Services Provided by BlackRock
The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services, and the resulting performance of each Fund. Throughout the year, the Board compared each Fund’s performance to the performance of a comparable group of mutual funds, relevant benchmarks, and performance metrics, as applicable. The Board met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers. The Board also reviewed the materials provided by each Fund’s portfolio management team discussing each
Fund’s performance, investment strategies and outlook.
The Board considered, among other factors, with respect to BlackRock: the experience of investment personnel generally and each Fund’s portfolio management team; research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of technology; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also considered BlackRock’s overall risk management program, including the continued efforts of BlackRock and its affiliates to address cybersecurity risks and the role of BlackRock’s Risk & Quantitative Analysis Group. The Board engaged in a review of BlackRock’s compensation structure with respect to each Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.
In addition to investment advisory services, the Board considered the nature and quality of the administrative and other non-investment advisory services provided to each Fund. BlackRock and its affiliates provide each Fund with certain administrative, shareholder and other services (in addition to any such services provided to each
Fund by third parties) and officers and other personnel as are necessary for the operations of each Fund. In particular, BlackRock and its affiliates provide each Fund with administrative services including, among others: (i) responsibility for disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) responsibility for periodic filings with regulators; (iv) overseeing and coordinating the activities of third-party service providers including, among others, each Fund’s custodian, fund accountant, transfer agent, and auditor; (v) organizing
Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the
Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (viii) performing or managing administrative functions necessary for the operation of each Fund, such as tax reporting, expense management, fulfilling regulatory filing requirements, overseeing each Fund’s distribution partners, and shareholder call center and other services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations. The Board considered the operation of BlackRock’s business continuity plans.
The Board noted that the engagement of the Sub-Advisers with respect to each Fund, as applicable, facilitates the provision of investment advice and trading by investment personnel out of non-U.S. jurisdictions. The Board considered that this arrangement provides additional flexibility to the portfolio management team, which may benefit each
Fund and its shareholders.
B. The Investment Performance of each Fund and BlackRock
The Board, including the Independent Board Members, reviewed and considered the performance history of each Fund throughout the year and at the May
Meeting. In preparation for the May Meeting, the Board was provided with reports independently prepared by Broadridge, which included an analysis of each Fund’s performance as of December 31, 2022, as compared to its Performance Peers. Broadridge ranks funds in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable. In connection with its review, the Board received and reviewed information regarding the investment performance of each Fund as compared to its Performance Peers and the respective Morningstar open-end fund category (“Morningstar Open-End Category”). The Board and its
Performance Oversight Committee regularly review and meet with Fund management to discuss the performance of each Fund throughout the year.
In evaluating performance, the Board focused particular attention on funds with less favorable performance records. The Board also noted that while it found the data provided by Broadridge generally useful, it recognized the limitations of such data, including in particular, that notable differences may exist between a fund and its
Performance Peers (for example, the investment objectives and strategies). Further, the Board recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results. The Board also acknowledged that long-term performance could be impacted by even one period of significant outperformance or underperformance, and that a single investment theme could have the ability to disproportionately affect long-term performance.
The Board noted that for the one-, three- and five-year periods reported, the High Yield V.I. Fund ranked in the second, second and first quartiles, respectively, against its Morningstar Open-End Category. The Board noted that BlackRock believes that the Morningstar Open-End Category is an appropriate performance metric for the
High Yield V.I. Fund, and that BlackRock has explained its rationale for this belief to the Board.
The Board noted that for the one-, three- and five-year periods reported, the Total Return V.I. Fund ranked in the third, third and second quartiles, respectively, against its Morningstar Open-End Category. The Board noted that BlackRock believes that the Morningstar Open-End Category is an appropriate performance metric for the Total Return V.I. Fund, and that BlackRock has explained its rationale for this belief to the Board. The Board and BlackRock reviewed the Total Return V.I. Fund’s underperformance relative to its Morningstar Open-End Category during the applicable periods.
C. Consideration of the Advisory/Management Fees and the Estimated Cost of the Services and Estimated Profits Realized by
BlackRock and its Affiliates from their Relationship with each Fund
The Board, including the Independent Board Members, reviewed each Fund’s contractual management fee rate compared with those of its Expense Peers. The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers.
The Board also compared each Fund’s total expense ratio, as well as its actual management fee rate, to those of its Expense Peers. The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non-12b-1 service fees. The total expense ratio gives effect to any expense reimbursements or fee waivers, and the actual management fee rate gives effect to any management fee reimbursements or waivers. The Board considered that the fee and expense information in the
Broadridge report for each Fund reflected information for a specific period and that historical asset levels and expenses may differ from current levels, particularly in a

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
(continued)
Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
period of market volatility. The Board considered the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).
The Board received and reviewed statements relating to BlackRock’s financial condition. The Board reviewed BlackRock’s profitability methodology and was also provided with an estimated profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to each Fund. The Board reviewed BlackRock’s estimated profitability with respect to each Fund and other funds the Board currently oversees for the year ended December 31, 2022 compared to available aggregate estimated profitability data provided for the prior two years. The Board reviewed BlackRock’s estimated profitability with respect to certain other U.S. fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the estimated profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix.
The Board thus recognized that calculating and comparing profitability at the individual fund level is difficult.
The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available. The Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of technology at BlackRock, BlackRock’s expense management, and the relative product mix.
The Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreements and to continue to provide the high quality of services that is expected by the Board. The Board further considered factors including but not limited to BlackRock’s commitment of time and resources, assumption of risk, and liability profile in servicing each Fund, including in contrast to what is required of
BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable.
The Board noted that the High Yield V.I. Fund’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and total expense ratio each ranked in the first quartile relative to the High Yield V.I. Fund’s Expense Peers. The Board also noted that the High Yield V.I. Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the aggregate assets of the High Yield V.I. Fund, combined with the assets of the Total Return V.I.
Fund, increase above certain contractually specified levels. The Board additionally noted that the breakpoints can, conversely, adjust the advisory fee rate upward as the size of the High Yield V.I. Fund or the Total Return V.I Fund, decrease below certain contractually specified levels. The Board further noted that BlackRock and the Board have contractually agreed to a cap on the High Yield V.I. Fund’s total expenses as a percentage of the High Yield V.I. Fund’s average daily net assets on a class-by-class basis.
Additionally, the Board noted that BlackRock and the Board have contractually agreed to a cap on certain operational and recordkeeping fees for the High Yield V.I. Fund on a class-by-class basis.
The Board noted that the Total Return V.I. Fund’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and total expense ratio each ranked in the first quartile relative to the Total Return V.I. Fund’s Expense Peers. The Board also noted that the Total Return V.I. Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the aggregate assets of the Total Return V.I. Fund, combined with the assets of the High Yield
V.I. Fund, increase above certain contractually specified levels. The Board additionally noted that the breakpoints can, conversely, adjust the advisory fee rate upward as the size of the Total Return V.I. Fund or the High Yield V.I Fund, decrease below certain contractually specified levels. The Board further noted that BlackRock and the Board have contractually agreed to a cap on the Total Return V.I. Fund’s total expenses as a percentage of the Total Return V.I. Fund’s average daily net assets on a class-by-class basis. Additionally, the Board noted that BlackRock and the Board have contractually agreed to a cap on certain operational and recordkeeping fees for the Total Return V.I.
Fund on a class-by-class basis.
D. Economies of Scale
The Board, including the Independent Board Members, considered the extent to which economies of scale might be realized as the assets of each Fund increase, including the existence of fee waivers and/or expense caps, as applicable, noting that any contractual fee waivers and contractual expense caps had been approved by the Board. In its consideration, the Board further considered the continuation and/or implementation of fee waivers and/or expense caps, as applicable. The Board also considered the extent to which each Fund benefits from such economies of scale in a variety of ways, and whether there should be changes in the advisory fee rate or breakpoint structure in order to enable each Fund to more fully participate in these economies of scale. The Board considered each Fund’s asset levels and whether the current fee schedule was appropriate.
E. Other Factors Deemed Relevant by the Board Members
The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from
BlackRock’s respective relationships with each Fund, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and its risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to each Fund, including for administrative, distribution, securities lending, and cash management services. With respect to securities lending, during the year the Board also considered information provided by independent third-party consultants related to the performance of each BlackRock affiliate as securities lending agent. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that, subject to applicable law, BlackRock may use and benefit from third-party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts.
In connection with its consideration of the Agreements, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.
The Board noted the competitive nature of the open-end fund marketplace, and that shareholders are able to redeem their Fund shares if they believe that each
Fund’s fees and expenses are too high or if they are dissatisfied with the performance of each Fund.

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
(continued)
2023
BlackRock Semi-Annual Report to Shareholders
Conclusion
At the June Meeting, in a continuation of the discussions that occurred during the May Meeting, and as a culmination of the Board’s year-long deliberative process, the Board, including the Independent Board Members, unanimously approved the continuation of the Advisory Agreement between the Manager and the Company, on behalf of each Fund, for a one-year term ending June 30, 2024, and the Sub-Advisory Agreements between (1) the Manager and BIL, with respect to each Fund, and (2)
the Manager and BRS, with respect to the Total Return V.I. Fund, for a one-year term ending June 30, 2024. Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board, including the Independent Board Members, was satisfied that the terms of the Agreements were fair and reasonable and in the best interest of each Fund and its shareholders. In arriving at its decision to approve the Agreements, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The
Independent Board Members were advised by independent legal counsel throughout the deliberative process.

Additional Information
Additional Information
Tailored Shareholder Reports for Mutual Funds and ETFs
Effective January 24, 2023, the SEC adopted rule and form amendments to require mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Funds.
General Information
Quarterly performance, semi-annual and annual reports and other information regarding the Funds may be found on BlackRock’s website, which can be accessed at
blackrock.com . Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Funds and does not, and is not intended to, incorporate BlackRock’s website in this report.
Householding
The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (800) 441-7762.
Availability of Quarterly Schedule of Investments
The Funds (except BlackRock Government Money Market V.I. Fund) file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov .
The  BlackRock Government Money Market V.I. Fund files its complete schedule of portfolio holdings with the SEC each month on Form N-MFP. The Fund’s reports on Form
N-MFP are available on the SEC’s website at sec.gov . The Fund makes portfolio holdings available to shareholders on its website at blackrock.com .
Availability of Proxy Voting Policies, Procedures and Voting Records
A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to securities held in the Funds' portfolios during the most recent 12-month period ended June 30 is available without charge, upon request (1) by calling (800)
441- 7762 ; (2) on the BlackRock website at blackrock.com/prospectus/insurance ; and (3) on the SEC’s website at sec.gov .
BlackRock’s Mutual Fund Family
BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit
blackrock.com for more information.
Shareholder Privileges
Account Information
Call us at (800)  441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.
Automatic Investment Plans
Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.
Systematic Withdrawal Plans
Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.
Retirement Plans
Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

Additional Information
(continued)
2023
BlackRock Semi-Annual Report to Shareholders
BlackRock Privacy Principles
BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.
If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.
BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.
BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.
We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.
Fund and Service Providers
Investment Adviser and Administrator
BlackRock Advisors, LLC
Wilmington, DE 19809
Sub-Advisers
BlackRock International Limited
(a)
Edinburgh, EH3 8BL
United Kingdom
BlackRock Asset Management
North Asia Limited
(b)
Hong Kong
BlackRock (Singapore) Limited
(c)
079912 Singapore
Accounting Agent
JPMorgan Chase Bank, N.A.
New York, NY 10179
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Wilmington, DE 19809
Custodian
JPMorgan Chase Bank, N.A.
New York, NY 10179
Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Boston, MA 02116
Distributor
BlackRock Investments, LLC
New York, NY 10001
Legal Counsel
Sidley Austin LLP
(d)
New York, NY 10019
Willkie Farr & Gallagher LLP
(e)
New York, NY 10019
Address of the Funds
100 Bellevue Parkway
Wilmington, DE 19809
(a)
For BlackRock High Yield V.I. Fund, BlackRock International V.I. Fund, BlackRock Managed Volatility V.I. Fund and BlackRock Total Return V.I. Fund.
(b)
For BlackRock Managed Volatility V.I. Fund.
(c)
For BlackRock Global Allocation V.I. Fund, BlackRock Managed Volatility V.I. Fund and BlackRock Total Return V.I. Fund.
(d)
For BlackRock 60/40 Target Allocation ETF V.I. Fund, BlackRock Advantage Large Cap Core V.I. Fund, BlackRock Advantage Large Cap Value V.I. Fund, BlackRock Advantage SMID Cap V.I.
Fund, BlackRock Basic Value V.I. Fund, BlackRock Capital Appreciation V.I. Fund, BlackRock Equity Dividend V.I. Fund, BlackRock Global Allocation V.I. Fund, BlackRock Government Money
Market V.I. Fund, BlackRock International V.I. Fund, BlackRock International Index V.I. Fund, BlackRock Large Cap Focus Growth V.I. Fund, BlackRock Managed Volatility V.I. Fund, BlackRock
S&P 500 Index V.I. Fund and BlackRock Small Cap Index V.I. Fund.
(e)
For BlackRock High Yield V.I. Fund and BlackRock Total Return V.I. Fund.

Want to know more?
blackrock.com | 800-441-7762
This report is only for distribution to shareholders of the Funds of BlackRock Variable Series Funds, Inc. and BlackRock
Variable Series Funds II, Inc. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of non-money market fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. You could lose money by investing in the Funds.
Although BlackRock Government Money Market V.I. Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in BlackRock Government Money Market V.I. Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. BlackRock Government Money
Market V.I. Fund’s sponsor has no legal obligation to provide financial support to the Fund at any time. Performance data quoted represents past performance and does not guarantee future results. Total return information assumes reinvestment of all distributions. Current performance may be higher or lower than the performance data quoted. For current month-end performance information, call (800) 626-1960. BlackRock Government Money Market V.I. Fund’s current 7-day yield more closely reflects the current earnings of the Fund than the total returns quoted. Statements and other information herein are as dated and are subject to change.
VS-6/23-SAR

Item 2 – Code of Ethics – Not Applicable to this semi-annual report
Item 3 –  Audit Committee Financial Expert – Not Applicable to this semi-annual report
Item 4 –  Principal Accountant Fees and Services – Not Applicable to this semi-annual report
Item 5 –  Audit Committee of Listed Registrant – Not Applicable
Item 6 – Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1(a) of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable
Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not Applicable
Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable
Item 10 – Submission of Matters to a Vote of Security Holders –There have been no material changes to these procedures.
Item 11 – Controls and Procedures
(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.
(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12 –
Disclosure of Securities Lending Activities for Closed-End Management Investment
   Companies
– Not Applicable

Item 13 – Exhibits attached hereto
              (a)(1) Code of Ethics – Not Applicable to this semi-annual report
              (a)(2) Section 302 Certifications are attached

section302
(a)(3)
Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable
(a)(4)
Change in Registrant’s independent public accountant – Not Applicable
(b) Section 906 Certifications are attached
section906

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Variable Series Funds II, Inc.

By:     /s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Variable Series Funds II, Inc.

Date: August 14, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Variable Series Funds II, Inc.

Date: August 14, 2023

By:     /s/ Trent Walker
          Trent Walker
Chief Financial Officer (principal financial officer) of
BlackRock Variable Series Funds II, Inc.

Date: August 14, 2023